    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 23, 1998

                                                     1933 ACT FILE NO. 2-27962
                                                     1940 ACT FILE NO. 811-1545
================================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                  FORM N-1A

                            REGISTRATION STATEMENT
                                    UNDER
                            SECURITIES ACT OF 1933                         [X]

                       POST-EFFECTIVE AMENDMENT NO. 51                     [X]

                             REGISTRATION STATEMENT
                                    UNDER
                      THE INVESTMENT COMPANY ACT OF 1940                   [X]

                               AMENDMENT NO. 38                            [X]


                     EATON VANCE SPECIAL INVESTMENT TRUST
           --------------------------------------------------------
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                 24 FEDERAL STREET, BOSTON, MASSACHUSETTS 02110
                ----------------------------------------------
                   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 617-482-8260
                           -----------------------
                       (REGISTRANT'S TELEPHONE NUMBER)

                                ALAN R. DYNNER
                24 FEDERAL STREET, BOSTON, MASSACHUSETTS 02110
                    --------------------------------------
                   (NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):
[ ] immediately upon filing       [ ] on (date) pursuant to paragraph (a)(1)
    pursuant to paragraph (b)

[X] on May 1, 1998 pursuant to    [ ] 75 days after filing purusant to
    paragraph (b)                     paragraph (a)(2)

[ ] 60 days after filing
    pursuant to paragraph (a)(1)  [ ] on (date) pursuant to paragraph (a)(2).

If appropriate, check the following box:

[ ] this post effective amendment designates a new effective date for a previously filed post- effective amendment.

TITLE OF SECURITIES BEING REGISTERED: Shares of Beneficial Interest

    Emerging Markets Portfolio, Investors Portfolio, South Asia Portfolio, Special Investment Portfolio, Stock Portfolio and Total Return Portfolio have also executed this Registration Statement.
===============================================================================

This Amendment to the registration statement on Form N-1A consists of the following documents and papers:

    Cross Reference Sheets required by Rule 481(a) under the Securities Act of 1933

    Part A -- The combined Prospectus of:
              Eaton Vance Balanced Fund
              Eaton Vance Growth & Income Fund
              Eaton Vance Special Equities Fund
              Eaton Vance Utilities Fund

              The Prospectuses of:
              Eaton Vance Emerging Markets Fund
              Eaton Vance Greater India Fund
              EV Traditional Emerging Growth Fund

    Part B -- The combined Statement of Additional Information of:
              Eaton Vance Balanced Fund
              Eaton Vance Growth & Income Fund
              Eaton Vance Special Equities Fund
              Eaton Vance Utilities Fund

              The Statements of Additional Information of:
              Eaton Vance Emerging Markets Fund
              Eaton Vance Greater India Fund
              EV Traditional Emerging Growth Fund

    Part C--Other Information
    Signatures
    Exhibit Index Required by Rule 483(a) under the Securities Act of 1933 Exhibits

This Amendment is not intended to amend the Prospectus and Statement of Additional Information of any series of the Registrant not identified above.

                           EATON VANCE GROWTH TRUST

EATON VANCE BALANCED FUND                 EATON VANCE EMERGING MARKETS FUND
EATON VANCE GROWTH & INCOME FUND          EATON VANCE GREATER INDIA FUND
EATON VANCE SPECIAL EQUITIES FUND         EV TRADITIONAL EMERGING GROWTH FUND
EATON VANCE UTILITIES FUND

                                               CROSS REFERENCE SHEET
                                            ITEMS REQUIRED BY FORM N-1A
                                            ---------------------------
PART A
ITEM NO.          ITEM CAPTION                                             PROSPECTUS CAPTION
--------          ------------                        ------------------------------------------------------------
 1. ............  Cover Page                          Cover Page
 2. ............  Synopsis                            Shareholder and Fund Expenses
 3. ............  Condensed Financial Information     The Fund's (or Funds') Financial Highlights; Performance
                                                        Information
 4. ............  General Description of Registrant   The Fund's (or Funds') Investment Objective; Investment
                                                        Policies and Risks; Investment Opportunities in India and
                                                        the Indian Subcontinent (for Greater India Fund only);
                                                        Investment Opportunities in Emerging Markets (for Emerging
                                                        Markets Fund only); Organization of the Fund and the
                                                        Portfolio (or Organization of the Funds and the
                                                        Portfolios) (for Balanced, Growth & Income, Special
                                                        Equities, Utilities, Emerging Markets and Greater India
                                                        Funds); Organization of the Fund (Emerging Growth Fund)
 5. ............  Management of the Fund              Management of the Fund and the Portfolio (or Management of
                                                        Funds and the Portfolios) (for Balanced, Growth & Income,
                                                        Special Equities, Utilities, Emerging Markets and Greater
                                                        India Funds); Management of the Fund (Emerging Growth
                                                        Fund)
 5A.............  Management's Discussion of Fund     Not Applicable
                    Performance
 6. ............  Capital Stock and Other Securities  Organization of the Fund and the Portfolio (or Organization
                                                        of the Funds and the Portfolios) (for Balanced, Growth &
                                                        Income, Special Equities, Utilities, Emerging Markets and
                                                        Greater India Funds); Organization of the Fund (Emerging
                                                        Growth Fund); Reports to Shareholders; The Lifetime
                                                        Investing Account/Distribution Options; Distributions and
                                                        Taxes
 7. ............  Purchase of Securities Being        Valuing Shares; How to Buy Shares; Distribution and Service
                    Offered                             Plans (for Balanced, Growth & Income, Special Equities,
                                                        Utilities, Emerging Markets and Greater India Funds);
                                                        Service Plan (Emerging Growth Fund); The Lifetime
                                                        Investing Account/Distribution Options; The Eaton Vance
                                                        Exchange Privilege; Eaton Vance Shareholder Services
 8. ............  Redemption or Repurchase            How to Redeem Shares
 9. ............  Pending Legal Proceedings           Not Applicable


                                    CROSS REFERENCE SHEET -- CONTINUED
PART B
ITEM NO.          ITEM CAPTION                                STATEMENT OF ADDITIONAL INFORMATION CAPTION
------            --------                            ------------------------------------------------------------
10. ............  Cover Page                          Cover Page
11. ............  Table of Contents                   Table of Contents
12. ............  General Information and History     Other Information
13. ............  Investment Objective and Policies   Additional Information about Investment Policies; Investment
                                                        Restrictions
14. ............  Management of the Fund              Trustees and Officers
15. ............  Control Persons and Principal       Control Persons and Principal Holders of Securities
                    Holders of Securities
16. ............  Investment Advisory and Other       Investment Adviser and Administrator (for Balanced, Growth &
                    Services                            Income, Special Equities and Utilities and Emerging Growth
                                                        Funds); Management of the Funds and the Portfolios (for
                                                        Emerging Markets and Greater India Funds); Service Plan
                                                        (Emerging Growth Fund); Service Plan -- Class A Shares
                                                        (for Balanced, Growth & Income, Special Equities and
                                                        Utilities Funds); Distribution Plans -- Class A (for
                                                        Emerging Markets and Greater India Funds), Class B and
                                                        Class C Shares (for Balanced, Growth & Income, Special
                                                        Equities, Utilities, Emerging Markets and Greater India
                                                        Funds); Custodian; Independent Accountants (for Balanced,
                                                        Growth & Income, Special Equities, Utilities and Emerging
                                                        Growth Funds); Independent Certified Public Accountants
                                                        (for Emerging Markets and Greater India Funds); Other
                                                        Information
17. ............  Brokerage Allocation and Other      Portfolio Security Transactions
                    Practices
18. ............  Capital Stock and Other Securities  Other Information
19. ............  Purchase, Redemption and Pricing    Determination of Net Asset Value; Principal Underwriter;
                    of Securities Being Offered         Services for Accumulation (Emerging Growth Fund); Services
                                                        for Accumulation -- Class A Shares (for Balanced, Growth &
                                                        Income, Special Equities, Utilities, Emerging Markets and
                                                        Greater India Funds); Service for Withdrawal; Service Plan
                                                        (Emerging Growth Fund); Service Plan -- Class A Shares
                                                        (for Balanced, Growth & Income, Special Equities and
                                                        Utilities Funds only); Distribution Plans -- Class A (for
                                                        Emerging Markets and Greater India Funds), Class B and
                                                        Class C Shares (for Balanced, Growth & Income, Special
                                                        Equities, Utilities, Emerging Markets and Greater India
                                                        Funds)
20. ............  Tax Status                          Taxes
21. ............  Underwriters                        Principal Underwriter
22. ............  Calculation of Performance Data     Investment Performance
23. ............  Financial Statements                Financial Statements


                                    PART A
                     INFORMATION REQUIRED IN A PROSPECTUS


[GRAPHIC OMITTED]        Investing
EATON VANCE              for the
----------------         21st
     MUTUAL FUNDS        Century


                       Eaton Vance Balanced Fund
                    Eaton Vance Growth & Income Fund
                   Eaton Vance Special Equities  Fund
                       Eaton Vance Utilities Fund

EATON VANCE BALANCED FUND ("Balanced Fund") is a mutual fund seeking to provide current income and long-term growth of capital.

EATON VANCE GROWTH & INCOME FUND ("Growth & Income Fund") is a mutual fund seeking growth of principal and income.

EATON VANCE SPECIAL EQUITIES FUND ("Special Equities Fund") is a mutual fund seeking growth of capital.

EATON VANCE UTILITIES FUND ("Utilities Fund") is a mutual fund seeking high total return from relatively predictable income in conjunction with capital appreciation, consistent with prudent management and preservation of capital.


Each Fund invests its assets in a corresponding diversified open-end investment company (a "Portfolio") having the same investment objective as the Fund, rather than by directly investing in and managing its own portfolio of securities. Each Fund is a series of Eaton Vance Special Investment Trust (the "Trust").

FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING FLUCTUATIONS IN VALUE AND THE POSSIBLE LOSS OF SOME OR ALL OF THE PRINCIPAL INVESTMENT.


This combined Prospectus is designed to provide you with information you should know before investing. Please retain this document for future reference. A combined Statement of Additional Information dated May 1, 1998 for the Funds, as supplemented from time to time, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated herein by reference. This Statement of Additional Information is available without charge from the Funds' principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter") (telephone (800) 225-6265). Boston Management and Research (the "Investment Adviser"), a wholly-owned subsidiary of Eaton Vance Management, serves as each Portfolio's investment adviser and Eaton Vance Management is each Fund's administrator (the "Administrator"). The offices of the Principal Underwriter, Investment Adviser and Administrator are located at 24 Federal Street, Boston, MA 02110.


   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
   REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTENTS

                                                       Page                                                     Page
----------------------------------------------------------------------------------------------------------------------


Shareholder and Fund Expenses                             2  How to Buy Shares                                    15
The Funds' Financial Highlights                           4  How to Redeem Shares                                 17
The Funds' Investment Objectives                          8  Reports to Shareholders                              18
Investment Policies and Risks                             8  The Lifetime Investing Account/Distribution Options  18
Organization of the Funds and the Portfolios             11  The Eaton Vance Exchange Privilege                   19
Management of the Funds and the Portfolios               12  Eaton Vance Shareholder Services                     20
Distribution and Service Plans                           14  Distributions and Taxes                              21
Valuing Shares                                           15  Performance Information                              21

----------------------------------------------------------------------------------------------------------------------

                         Prospectus dated May 1, 1998

SHAREHOLDER AND FUND EXPENSES
SHAREHOLDER TRANSACTION EXPENSES
                                              Class A      Class B    Class C
                                              Shares       Shares     Shares
--------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)          5.75%        None       None
Sales Charge Imposed on Reinvested
Distributions                                  None         None       None
Fees to Exchange Shares                        None         None       None
Maximum Contingent Deferred Sales Charge       None         5.00%      1.00%

Annual Fund and Allocated Portfolio Operating Expenses (as a percentage of average daily net assets)
                                            Rule 12b-1
                            Investment     Distribution                Total
                             Adviser          and/or        Other    Operating
                               Fees        Service Fees   Expenses   Expenses
--------------------------------------------------------------------------------

Balanced Fund
  Class A shares              0.63%            0.11%        0.24%      0.98%
  Class B shares              0.63             0.97         0.24       1.84
  Class C shares              0.63             1.00         0.24       1.87

Growth & Income Fund
  Class A shares              0.63%            0.13%        0.28%      1.04%
  Class B shares              0.63             0.98         0.28       1.89
  Class C shares              0.63             1.00         0.28       1.91

Special Equities Fund
  Class A shares              0.63%            0.11%        0.38%      1.12%
  Class B shares              0.63             0.93         0.38       1.94
  Class C shares              0.63             1.00         0.38       2.01

Utilities Fund
  Class A shares              0.65%            0.22%        0.27%      1.14%
  Class B shares              0.65             0.96         0.27       1.88
  Class C shares              0.65             1.00         0.27       1.92


    EXAMPLE
    An investor would pay the following expenses and, in the case of Class A shares, maximum initial sales charge, or, in the case of Class B and Class C shares, the applicable contingent deferred sales charge on a $1,000 investment, assuming (a) 5% annual return and (b) redemption at the end of each period (and, for Class B and Class C shares, no redemption):

                              1 Year          3 Years      5 Years   10 Years
--------------------------------------------------------------------------------

Balanced Fund
  Class A shares               $67             $ 87         $109       $171
  Class B shares                69               98          120        216
  Class B shares (no
   redemption)                  19               58          100        216
  Class C shares                29               59          101        219
  Class C shares (no
   redemption)                  19               59          101        219

Growth & Income Fund
  Class A shares               $67             $ 89         $112       $177
  Class B shares                69               99          122        221
  Class B shares (no
   redemption)                  19               59          102        221
  Class C shares                29               60          103        223
  Class C shares (no
   redemption)                  19               60          103        223

Special Equities Fund
  Class A shares               $68             $ 91         $116       $186
  Class B shares                70              101          125        226
  Class B shares (no
   redemption)                  20               61          105        226
  Class C shares                30               63          108        234
  Class C shares (no
   redemption)                  20               63          108        234

                              1 Year          3 Years      5 Years   10 Years
--------------------------------------------------------------------------------
Utilities Fund


  Class A shares               $68             $ 92         $117       $188
  Class B shares                69               99          122        220
  Class B shares (no
   redemption)                  19               59          102        220
  Class C shares                29               60          104        224
  Class C shares (no
   redemption)                  19               60          104        224

NOTES: The table and Example summarize the aggregate expenses of the Portfolios and each Class of shares of the Funds and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in a Fund. Information for Class A shares is based on the most recent fiscal year. Information for Class B and C shares is estimated based upon the most recent fiscal year of its predecessor fund adjusted for the multiple-class structure.


THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Federal regulations require the Example to assume a 5% annual return, but actual return will vary. Long-term shareholders in Class B and Class C shares pay more than the economic equivalent of the maximum front-end sales charge permitted by a rule of the National Association of Securities Dealers, Inc. For further information regarding the expenses of both the Funds and the Portfolios see "The Funds" Financial Highlights," "Management of the Funds and the Portfolios," "Distribution and Service Plans" and "How to Redeem Shares."


Each Fund offers multiple classes of shares. Class A shares are sold subject to a sales charge imposed at the time of purchase. No sales charge is payable at the time of purchase on investments in Class A shares of $1 million or more. However, a contingent deferred sales charge ("CDSC") of 1% will be imposed on such investments in the event of certain redemptions within 12 months of purchase. Class B shares are sold subject to a declining CDSC (5% maximum) if redeemed within six years of purchase and Class C shares are sold subject to a 1% CDSC if redeemed within one year of purchase. The CDSC does not apply in certain circumstances. See "How to Buy Shares" and "How to Redeem Shares."

Each Fund invests exclusively in its corresponding Portfolio. Other investors with different distribution arrangements and fees may invest in the Portfolios in the future. See "Organization of the Funds and the Portfolios."


THE FUNDS' FINANCIAL HIGHLIGHTS
The following information should be read in conjunction with the audited financial statements that appear in the Funds' annual reports to shareholders. The Funds' financial statements have been audited by Coopers & Lybrand L.L.P., independent accountants, as experts in accounting and auditing. The financial statements and the report of independent accountants are incorporated by reference into the Statement of Additional Information. The Financial Highlights for Balanced Fund, Growth & Income Fund, Special Equities Fund and Utilities Fund for each of the four years in the periods ended January 31, 1992, December 31, 1991, December 31, 1991 and December 31, 1991,
respectively, presented here, were audited by other auditors whose reports dated March 2, 1992, January 21, 1992, January 21, 1992 and February 7, 1992, respectively, expressed an unqualified opinion on such financial highlights. Further information regarding the performance of a Fund is contained in its annual report to shareholders which may be obtained without charge by contacting the Principal Underwriter. The financial information for each of the periods presented in the Funds' Financial Highlights is for a Fund prior to reclassification as a separate Class of shares on January 1, 1998. Information for the new Classes of shares is not presented because these classes did not exist prior to January 1, 1998. The Financial Highlights for Class B and Class C shares will differ from the Financial Highlights for Class A shares due to the different fees imposed on Class A shares.

                                                             Balanced Fund (Class A Shares)
                    -------------------------------------------------------------------------------------------------------------
                         Year Ended December 31,                                  Year Ended January 31,
                    --------------------------------   --------------------------------------------------------------------------
                         1997       1996      1995*       1995       1994       1993      1992+      1991+      1990+      1989+
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of
 period               $  8.090   $  8.150   $  6.840   $  7.600   $  7.390   $  7.500   $  7.060   $  7.180   $  7.330   $  6.940
                      --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
Income (loss)
 from operations:
  Net investment
   income             $  0.208   $  0.254   $  0.254   $  0.283   $  0.217   $  0.342   $  0.364   $  0.417   $  0.427   $  0.390
  Net realized and
   unrealized gain
   (loss) on
   investments           1.492      0.821      1.641     (0.623)     0.833      0.318      0.736      0.103      0.303      0.500
                      --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
    Total income
     (loss) from
     operations       $  1.700   $  1.075   $  1.895   $ (0.340)  $  1.050   $  0.660   $  1.100   $  0.520   $  0.730   $  0.890
                      --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
Less distributions:
  From net investment
   investment income  $ (0.200)  $ (0.254)  $ (0.248)  $ (0.275)  $ (0.307)  $ (0.360)  $ (0.360)  $ (0.430)  $ (0.420)  $ (0.370)
  In excess of net
   investment
   income(3)                --     (0.001)        --         --     (0.008)        --         --         --         --         --
  From realized gain
    on investments      (0.890)    (0.880)    (0.337)    (0.145)    (0.525)    (0.410)    (0.300)    (0.198)    (0.460)    (0.130)
  From paid in
    capital                 --         --         --         --         --         --         --     (0.012)        --         --
                      --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
    Total
     distributions    $ (1.090)  $ (1.135)  $ (0.585)  $ (0.420)  $ (0.840)  $ (0.770)  $ (0.660)   $(0.640)  $ (0.880)  $ (0.500)
                      --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
Net asset value, end
 of period            $  8.700   $  8.090   $  8.150   $  6.840   $  7.600   $  7.390   $  7.500   $  7.060   $  7.180   $  7.330
                      ========   ========   ========   ========   ========   ========   ========   ========   ========   ========
Total Return(2)         21.60%     13.61%     28.36%    (4.45)%     15.13%      9.30%     16.26%      7.78%     10.27%     13.40%
  Ratios/Supplemental Data:
  Net assets, end of
    period
    (000's omitted)   $263,730   $240,217   $236,870   $200,419   $227,402   $212,545   $210,197   $198,066   $204,030   $209,544
  Ratio of net
    expenses to
    average daily
    net assets**         0.97%      0.93%      0.95%++    0.91%      0.90%      0.89%      0.86%      0.89%      0.92%      0.93%
  Ratio of net
    investment
    income to
    average daily
    net assets           2.35%      3.03%      3.60%++    4.05%      4.07%      4.62%      4.96%      5.99%      5.73%      5.54%
Portfolio Turnover
 of the Fund***             --         --         --         --        44%        32%        51%        66%        56%        53%
Portfolio Turnover
 of the Portfolio***       37%        64%        47%        28%        15%         --         --         --         --         --
                                                                                                         (See footnotes on page 7)




                                                        Growth & Income Fund (Class A Shares)
                      ----------------------------------------------------------------------------------------------------------
                                                               Year Ended December 31,
                      ----------------------------------------------------------------------------------------------------------
                            1997         1996       1995      1994      1993      1992       1991+     1990+     1989+     1988+
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of year     $  13.560    $  12.760    $10.900   $12.490   $13.480   $14.030   $13.070   $14.710   $12.690   $12.240
                        ---------    ---------    -------   -------   -------   -------   -------   -------   -------   -------
Income (loss) from investment operations:
  Net investment
   income               $   0.163    $   0.228    $ 0.250   $ 0.250   $ 0.270+++$ 0.312   $ 0.449   $ 0.564   $ 0.525   $ 0.475
  Net realized and
   unrealized gain
   (loss) on
   investments              3.827        2.272      3.255    (0.765)    0.270+++  0.658     2.191    (0.504)    3.035     1.325
                        ---------    ---------    -------   -------   -------   -------   -------   -------   -------  -------
     Total income
      (loss) from
      investment
      operations        $   3.990    $   2.500    $ 3.505   $(0.515)  $ 0.540   $ 0.970   $ 2.640   $ 0.060   $ 3.560   $ 1.800
                        ---------    ---------    -------   -------   -------   -------   -------   -------   -------  -------
 Less distributions:
  From net investment
   income               $  (0.170)   $  (0.220)   $(0.251)  $(0.250)  $(0.270)  $(0.320)  $(0.460)  $(0.630)  $(0.500)  $(0.450)
  From net realized
   gain on
   investments             (3.602)      (1.480)    (1.394)   (0.765)   (1.260)   (1.200)   (1.220)   (1.070)   (1.040)   (0.900)
  In excess of net
   realized gain on
   investments(3)          (0.018)          --         --    (0.060)       --        --        --        --        --        --
                        ---------    ---------    -------   -------   -------   -------   -------   -------   -------   -------
     Total
      distributions     $  (3.790)   $  (1.700)   $ (1.645) $(1.075)  $(1.530)  $(1.520)  $(1.680)  $(1.700)  $(1.540)  $(1.350)
                        ---------    ---------    --------   -------   -------   -------   -------   -------   -------   -------
Net asset value, end
 of year                $  13.760    $  13.560    $12.760   $10.900   $12.490   $13.480   $14.030   $13.070   $14.710   $12.690
                        =========    =========    =======   =======   =======   =======   =======   =======   =======   =======
Total Return(2)            30.93%       20.20%     32.77%   (4.12)%     4.19%     6.93%    21.45%     0.59%    28.92%    15.01%
Ratios/Supplemental Data:
 Net assets, end of
  year (000's
  omitted)              $ 124,569    $ 106,775    $99,375   $84,299   $97,513   $91,299   $91,844   $80,642   $89,809   $76,761
 Ratio of expenses to
  average daily net
  assets**                  1.04%        1.00%      1.04%+++  0.98%     0.96%     0.92%     0.94%     0.99%     0.90%     0.96%
 Ratio of net
  investment income
  to average daily
  net assets                1.07%        1.70%      2.02%+++  2.09%     2.01%     2.29%     3.23%     4.02%     3.66%     3.64%
Portfolio Turnover of
 the Fund***                   --           --         --       66%      105%       59%       42%       42%       14%       29%
Portfolio Turnover of
 the Portfolio***             93%         114%       108%       28%        --        --        --        --        --        --

                                                                                                       (See footnotes on page 7)

THE FUNDS' FINANCIAL HIGHLIGHTS (continued)


                                                         Special Equities Fund (Class A Shares)
                        ---------------------------------------------------------------------------------------------------------
                                                                 Year Ended December 31,
                        ---------------------------------------------------------------------------------------------------------
                            1997        1996        1995      1994      1993      1992      1991+     1990+     1989+     1988+
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period   $  8.950     $   7.980    $ 6.880   $ 8.430   $ 8.990   $ 9.520   $ 6.810   $ 7.050   $ 6.080   $ 5.470
                        --------     ---------    -------   -------   -------   -------   -------   -------   -------   -------
Income (loss) from operations:
  Net investment
   income (loss)        $  (0.032)   $  (0.009)   $(0.009)  $(0.013)  $(0.018)  $ 0.006   $ 0.004   $ 0.033   $ 0.032   $ 0.050
  Net realized and
    unrealized gain
    (loss) on
    investments             0.922        1.874      1.599    (0.807)    0.108     0.239     3.776     0.130     1.382     0.560
                        ---------    ---------    -------   -------   -------   -------   -------   -------   -------   -------
      Total income
       (loss) from
       operations       $   0.890    $   1.865    $ 1.590   $(0.820)  $ 0.090   $ 0.245   $ 3.780   $ 0.163   $ 1.414   $ 0.610
                        ---------    ---------    -------   -------   -------   -------   -------   -------   -------   -------
Less distributions:
  From net realized
    gain on
    investments         $ (2.706)    $  (0.895)   $(0.490)  $(0.727)  $(0.650)  $(0.775)  $(1.070)  $(0.403)  $(0.444)       --
  In excess of net
    realized gain on
    investments(3)         (0.144)          --         --        --        --        --        --        --        --        --
  From tax return of
    capital                    --           --         --    (0.003)       --        --        --        --        --        --
                        ---------    ---------   --------   -------   -------   -------   -------   -------   -------   -------
      Total
       distributions    $  (2.850)   $  (0.895)   $ 0.490)  $(0.730)  $(0.650)  $(0.775)  $(1.070)  $(0.403)  $(0.444)       --
                        ---------    ---------    -------   -------   -------   -------   -------   -------   -------   -------
Net asset value, end
  of period             $   6.990    $   8.950    $ 7.980   $ 6.880   $ 8.430   $ 8.990   $ 9.520   $ 6.810   $ 7.050   $ 6.080
                        =========    =========    =======   =======   =======   =======   =======   =======   =======   =======
Total Return(2)            14.18%       23.76%     23.31%     (9.60)%   1.14%     2.71%    57.33%     2.50%    23.57%    11.21%
Ratios/Supplemental Data:
  Net assets, end of
    period (000's
    omitted)            $  73,144    $  76,999    $70,456   $63,852   $78,132   $76,544   $77,324   $50,094   $53,488   $34,231
  Ratio of expenses to
    average daily net
    assets**                1.12%        1.04%      1.08%     1.02%     1.01%     0.96%     0.94%     1.06%     1.22%     1.24%
  Ratio of net
    investment income
    (loss) to average
    daily net assets        (0.46)%      (0.10)%    (0.12)%   (0.17)%   (0.30)%    0.07%     0.05%     0.48%     0.45%     0.87%
Portfolio Turnover of
  the Fund***                  --           --         --       37%       73%       48%       41%       47%       57%       33%
Portfolio Turnover of
  the Portfolio***            156%         91%        81%       19%        --        --        --        --        --        --

                                                                                                       (See footnotes on page 7)


                                                            Utilities Fund (Class A Shares)
                        ----------------------------------------------------------------------------------------------------------
                                                                  Year Ended December 31,
                        ----------------------------------------------------------------------------------------------------------
                         1997       1996          1995       1994       1993        1992      1991+     1990+     1989+      1988+
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of year     $  8.7700    $  9.1300     $7.6300   $9.1400   $9.3600    $ 9.7500  $ 9.0700  $ 9.9400   $7.9200   $7.6000
                        ---------    ---------     -------   -------   -------    --------  --------   -------   -------   -------
Income (loss) from operations:
  Net investment
   income               $   0.409    $  0.6260    $ 0.5235  $ 0.5458  $ 0.3626    $ 0.5113  $ 0.5204  $$0.5026  $ 0.5202  $ 0.5400
   Net realized and
   unrealized gain
   (loss) on
   investments              0.887      (0.0140)++++ 1.5195   (1.6678)   0.5524      0.0937    1.4896   (0.5226)   2.0498    0.3500
                        ---------    ---------    --------  --------  --------    --------  --------  --------  --------  --------
      Total income
       (loss) from
       operations       $   1.296    $  0.6120    $ 2.0430  $(1.1220) $ 0.9150    $ 0.6050  $ 2.0100  $(0.0200) $ 2.5700  $ 0.8900
Less distributions:
  From net
   investment income       (0.331)     (0.5220)    (0.3641)  (0.3880)  (0.4650)    (0.5200)  (0.5200)  (0.5500)  (0.5500)  (0.5200)
  In excess of net
   investment
   income(3)                   --           --     (0.0389)       --        --          --        --        --        --        --
  From net realized
   gain on investments     (1.243)     (0.4500)    (0.0775)       --   (0.6544)    (0.4750)  (0.8100)  (0.3000)       --   (0.0500)
  In excess of net
   realized gain on
   investments(3)          (0.042)          --     (0.0625)       --   (0.0156)         --        --        --        --        --
                        ---------    ---------    --------  --------  --------    --------   -------  --------  --------  --------
      Total
       distributions    $  (1.616)   $ (0.9720)   $(0.5430) $(0.3880) $(1.1350)   $(0.9950) $(1.3300) $(0.8500) $(0.5500) $(0.5700)
                        ---------    ---------    --------  --------  --------    --------  --------  --------  --------  --------
Net asset value, end
 of year                $   8.450    $  8.7700    $ 9.1300  $ 7.6300  $ 9.1400    $ 9.3600  $ 9.7500  $ 9.0700  $ 9.9400  $ 7.9200
Total Return(2)             16.18%        7.00%      27.52%   (12.28)%    9.49%       6.60%    23.61%     0.15%    33.46%    11.94%
Ratios/Supplemental
  Data:
  Net assets, end of
    year (000's
    omitted)            $ 370,457    $ 401,974    $457,879  $445,133  $629,514    $564,912  $545,731  $491,253  $536,954  $472,774
  Ratio of interest
    expense to
    average daily
    net assets**               --           --          --        --      0.20%       0.29%     0.38%     0.08%     0.17%     0.03%
  Ratio of other
    expenses to
    average daily
    net assets**             1.13%        1.23%       1.19%     1.18%     1.11%       1.10%     1.13%     1.19%     1.15%     1.17%
  Ratio of net
    investment
    income to
    average daily
    net assets               4.06%        5.59%       4.49%     4.90%     4.64%       5.43%     5.60%     5.49%     5.90%     6.81%
Portfolio Turnover
  of the Fund***               --           --          --        --        63%         54%       69%       52%       60%       78%
Portfolio Turnover
  of the Portfolio***         169%         166%        103%      107%       16%         --        --        --        --        --
Leverage Analysis:(1)
  Amount of debt
    outstanding at
    end of period
    (000's omitted)            --           --          --        --        --    $ 47,045  $ 56,370        --  $ 15,000        --
  Average daily
    balance of debt
    outstanding
    during period
    (000's omitted)            --           --          --        --  $ 29,906(1)   27,764  $ 25,901  $  3,793  $  6,364  $  2,965
  Average weekly
    balance of
    shares
    outstanding
    during period
    (000's omitted)            --           --          --        --  $ 61,377(1)   57,280  $ 53,281  $ 53,078  $ 55,398  $ 64,459
  Average amount of
    debt per share
    during period              --           --          --        --  $ 0.487(1)$    0.485  $  0.486  $  0.071  $  0.115  $  0.046


   *  For the eleven-month period ended December 31, 1995.

  **  Includes the Fund's share of the Portfolio's allocated expenses for the periods since the Fund transferred its assets to the Portfolio (October 28, 1993 for Balanced Fund and Utilities Fund, and August 1, 1994 for Special Equities Fund and
      Growth & Income Fund).
 ***  Portfolio Turnover of the Fund represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The Portfolio Turnover of the Portfolio represents the period when a Fund began investing in the Portfolio as follows: October 23, 1993 for the Balanced and Utilities Funds; and August 1, 1994 for
      the Special Equities and Growth & Income Funds.
   +  Audited by previous auditors.

  ++  Computed on an annualized basis.
 +++  Computed on an average share basis.
++++  The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (1)  The Leverage Analysis is for the period January 1 to October 27, 1993 when the Fund transferred the line of credit to the
      Portfolio. The analysis for the years ended December 31, 1995 and 1994 and the period from October 28, 1993 to
      December 31, 1993 is shown in the Portfolio's financial statements, which are included in the Fund's annual report.
 (2)  Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the ex-dividend date. Total return is calculated on a non-annualized basis.
 (3)  Distributions from paid-in capital for the years ended September 30, 1986 through 1992 have been restated to conform with the treatment permitted under current financial reporting standards. During the year ended December 31, 1993, the Fund adopted the Statement of Position (SOP) 93-2: Determination, Disclosure and Financial Statement Presentation of Income,
      Capital Gain, and Return of Capital Distribution by Investment Companies. The SOP requires that differences in the recognition or classification of income between the financial statements and tax earnings and profits that result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

THE FUNDS' INVESTMENT OBJECTIVES

BALANCED FUND'S INVESTMENT OBJECTIVES ARE TO PROVIDE CURRENT INCOME AND LONG-TERM GROWTH OF CAPITAL. Balanced Fund currently seeks to meet its investment objective by investing its assets in Balanced Portfolio, a separate registered investment company which has the same investment objective and policies.

GROWTH & INCOME FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE GROWTH OF PRINCIPAL AND INCOME FOR ITS SHAREHOLDERS. Growth & Income Fund currently seeks to meet its investment objective by investing its assets in Growth & Income Portfolio, a separate registered investment company which has the same investment objective and policies.


SPECIAL EQUITIES FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE GROWTH OF CAPITAL. Special Equities Fund currently seeks to meet its investment objective by investing its assets in Special Investment Portfolio, a separate registered investment company which has the same investment objective and policies.


UTILITIES FUND'S INVESTMENT OBJECTIVE IS TO SEEK FOR ITS SHAREHOLDERS A HIGH LEVEL OF TOTAL RETURN, CONSISTING OF RELATIVELY PREDICTABLE INCOME IN CONJUNCTION WITH CAPITAL APPRECIATION, CONSISTENT WITH PRUDENT MANAGEMENT AND PRESERVATION OF CAPITAL. Utilities Fund currently seeks to meet its investment objective by investing its assets in Utilities Portfolio, a separate registered investment company which has the same investment objective and policies.


No Fund can assure achievement of its investment objective. No Fund is intended to be a complete investment program, and prospective investors should take into account their objectives and other investments when considering the purchase of Fund shares.

INVESTMENT POLICIES AND RISKS


BALANCED PORTFOLIO. It is Balanced Portfolio's current policy that investments in equity securities will generally not exceed 75% nor be less than 25% of the Portfolio's net assets. The policy of Balanced Portfolio is to invest in a broadly diversified list of seasoned securities representing a number of different industries. The Portfolio's management will place emphasis on equity securities considered to be of high or improving quality. It is the policy of Balanced Portfolio not to concentrate its investments in any particular industry or group of industries. Electric utility companies, gas utility companies, natural gas producing companies, transmission companies, telephone companies and water works companies will for the purpose of this policy be considered separate industries. Balanced Portfolio may not invest more than 25% of the value of its total assets at the time of acquisition in any one industry, with public utility companies, as segregated above, being considered separate industries. The policies set forth in this paragraph are fundamental policies of both Balanced Fund and Balanced Portfolio and may not be changed unless authorized by a vote of the shareholders of the Fund and the investors in the Portfolio.

Balanced Portfolio will also invest in fixed-income securities such as preferred stocks, bonds, debentures, notes or money market instruments in order to maintain a reasonable level of current income, preserve capital or create a buying reserve. The Portfolio may also invest in various kinds and types of debt securities from time to time, including without limitation, obligations issued, guaranteed or otherwise backed by U.S. Government agencies and instrumentalities, collateralized mortgage obligations and various other mortgage-backed securities, and other types of asset-backed obligations and collateralized securities. (Balanced Portfolio will not, however, invest in residual interests in real estate mortgage investment conduits.) The Portfolio currently limits its investments in lower quality debt securities to 5% or less of its assets.

Balanced Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). A short sale against-the-box requires that the short seller absorb certain costs so long as the position is open. In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver appreciated stock to close the position if the borrowed stock is called in, causing a taxable gain to be recognized. No more than 20% of Balanced Portfolio's assets will be subject to short sales at any one time.

GROWTH & INCOME PORTFOLIO. To achieve Growth & Income Portfolio's objective, primary emphasis will be placed on common stocks of companies which appear to offer good prospects for increases in both earnings and dividends. Growth & Income Portfolio will invest primarily (i.e., at least 65% of its total assets during normal investment conditions) in equity securities (common and preferred stocks, and securities convertible into common stocks). The Portfolio's investments in convertible debt securities will be limited to 20% of net assets. The criteria for acquiring convertible debt are the same as those used for the common stock of the issuer and, accordingly, such investments may be of any credit quality (including below investment grade). Growth & Income Portfolio purchases securities primarily for investment, rather than with a view to realizing trading profits. Nevertheless, portfolio changes are made whenever considered advisable in the pursuit of the Portfolio's investment objective.

In seeking to achieve its investment objective, or to consolidate growth previously attained, Growth & Income Portfolio may from time to time purchase bonds, U.S. Government obligations and other securities. Bonds will constitute 5% or less of net assets and will be of investment grade quality (which are those rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by either Standard & Poor's Rating Group ("S&P") or Fitch/IBCA ("Fitch") at the time of investment.

SPECIAL INVESTMENT PORTFOLIO. Special Investment Portfolio invests primarily in quality growth securities. Although there is no formula as to the percentage of assets that will be invested in any one type of security, the policy of Special Investment Portfolio is to invest primarily (i.e., at least 65% of its total assets during normal investment conditions) in equity securities, including common stocks and securities convertible into common stocks, of publicly-held companies combining characteristics of both growth and quality sought by the Portfolio. Any income received will be incidental to Special Investment Portfolio's objective of capital growth. The criteria for investments in convertible debt are the same as those used for the common stock of the issuer. Special Investment Portfolio may invest in companies that have market capitalizations of $250 million or less. Investment in the securities of such companies may involve greater relative risk due to their smaller size. From time to time, Special Investment Portfolio may also invest in bonds, notes and certificates of indebtedness if, in the Investment Adviser's judgment, such investments are consistent with the Portfolio's objective.

Realization of Special Investment Portfolio's objective will depend to a large extent on the accuracy of earnings projections, which are not subject to exact prediction. If, in the opinion of the Investment Adviser, market conditions are such that a more conservative approach to investments is deemed desirable, the Portfolio may temporarily make substantial investments in investment grade fixed-income obligations of all types and U.S. Government obligations, or in bonds, notes or other certificates of indebtedness.


In the view of the Investment Adviser, a growth security is an equity security of a company which has shown relative gains in earning power over a period of years substantially above that achieved by the economy as a whole and which, the Investment Adviser expects, will continue to show such gains. It is the intention of Special Investment Portfolio that its portfolio will be concentrated in securities of companies which, in the Investment Adviser's judgment, seem likely to double their earning power within a five-year period. To achieve this objective, a company would require minimum average annual compound rates of growth over such period of at least 15%. There is, of course, no assurance that the Investment Adviser will be successful in selecting securities of companies which meet these standards. In recommending portfolio investments on behalf of Special Investment Portfolio, the Investment Adviser will consider that the quality of a security depends upon the ability, motivation, depth and integrity of the issuer's management, the importance of the enterprise in its industry and the relative importance of the industry within the broad economic framework, the current financial strength of the enterprise in terms of ability to cushion adversity and to fund the expansion of activities, and the reliability of final demand characteristics for products or services. Special Investment Portfolio would generally expect to hold its securities until the Investment Adviser's judgment of the issuing company's prospects is altered and/or the price of the company's securities appears to over-discount prospective earnings progress as compared with other issues with similar characteristics.


UTILITIES PORTFOLIO. Utilities Portfolio seeks to achieve its objective by investing principally in dividend-paying common stocks with the potential to increase dividends in the future. Utilities Portfolio concentrates its investments in common stocks of utilities ("utility stocks"), principally electric, gas and telephone companies. "Utilities" are companies engaged in the manufacture, production, generation, transmission, sale and distribution of water, gas and electric energy, or who manufacture or supply equipment for such companies, as well as companies engaged in the communications field and the companies which manufacture or supply equipment for such companies, including telephone, telegraph, satellite, cable, microwave, radio-telephone, computer, mobile communication and cellular paging, electronic mail, videotext and teletext and other new or emerging technology companies. A company will be considered to be in the utilities industry if, during the most recent twelve-month period, at least 50% of the company's gross revenues, on a consolidated basis, are derived from the utilities industry. Under ordinary circumstances, at least 65% of the Portfolio's total assets will be invested in utility stocks. The Portfolio may also invest a significant portion of its assets in the securities of real estate investment trust ("REITs"), which are affected by conditions in the real estate industry, interest rate changes and, in the case of REITs investing in health care facilities, events affecting the health care industry.

In addition, Utilities Portfolio may invest in preferred stocks and may hold non-income-producing securities. Utilities Portfolio may also from time to time invest in fixed-income debt securities when the Investment Adviser believes that their total return potential is consistent with the objective of the Fund and the Portfolio. Utilities Portfolio may invest its cash reserves in high quality money market securities, which include securities of the U.S. Government and its agencies or instrumentalities maturing in one year or less, commercial paper, and bankers' acceptances and certificates of deposit of domestic banks or savings and loan associations having total assets of $1 billion or more. Utilities Portfolio may also invest in longer-term debt securities that at the time of purchase are rated Aaa, Aa or A by Moody's or AAA, AA or A by S&P, Fitch or Duff & Phelps, Inc. ("Duff"), or that at the time of purchase are issued, guaranteed, backed or secured by the U.S. Government or any of its agencies or instrumentalities. Utilities Portfolio currently intends to limit its investments in fixed-income debt securities to 20% or less of its net assets. Subject to such limitation, Utilities Portfolio may invest up to 10% of its net assets in fixed-income debt securities that at the time of purchase are rated investment grade or below investment grade.

In view of Utilities Portfolio's policy of concentrating its investments in utility stocks, an investment in shares of Utilities Fund should be made with an understanding of the characteristics of the utility industry and the potential risks of such an investment. Industry-wide problems include the effects of fluctuating economic conditions, energy conservation practices, environmental regulations, high capital expenditures, construction delays due to pollution control and environmental considerations, uncertainties as to fuel availability and costs, increased competition in deregulated sectors of the industry, and difficulties in obtaining timely and adequate rate relief from regulatory commissions. If applications for rate increases are not granted or are not acted upon promptly, the market prices of and dividend payments on utility stocks may be adversely affected. Utilities Portfolio's policy of concentrating in utility stocks is a fundamental policy and may not be changed unless authorized by an investor vote.

COMMON INVESTMENT POLICIES AND RISKS

DERIVATIVE INSTRUMENTS. Balanced Portfolio may purchase and sell exchange-traded futures contracts on stock indices and options thereon to hedge against fluctuations in securities prices or as a substitute for the purchase or sale of securities. Utilities Portfolio may purchase or sell various derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) to enhance return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. Utilities Portfolio's transactions in derivative instruments may include the purchase or sale of futures contracts on securities (such as U.S. Government securities), securities indices, other indices, other financial instruments or currencies; options on futures contracts; exchange-traded options on securities, indices or currencies; and forward foreign currency exchange contracts.

For income purposes, Growth & Income Portfolio may write (sell) covered exchange-traded call options on portfolio securities with respect to 25% of its net assets. Utilities Portfolio may write (sell) covered call and put options on securities, currencies and indices with respect to up to 50% of its net assets, as measured by the aggregate value of the securities underlying such written call and put options. If a written covered call option is exercised, the Portfolio will be unable to realize further price appreciation on the underlying securities and portfolio turnover will increase, resulting in higher brokerage costs. Utilities Portfolio may purchase call and put options on any securities in which it may invest or options on any securities index composed of securities in which it may invest. Utilities Portfolio does not intend to purchase an option on any security if, after such transaction, more than 5% of its net assets, as measured by the aggregate of all premiums paid for all such options it holds, would be so invested.

Forward contracts are individually negotiated and privately traded by currency traders and their customers. A forward contract involves an obligation to purchase or sell a specific currency (or basket of currencies) for an agreed price at a future date, which may be any fixed number of days from the date of the contract. Utilities Portfolio may engage in cross-hedging by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the Investment Adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies Utilities Portfolio's exposure to foreign currency exchange rate fluctuations. Utilities Portfolio may also use forward contracts to shift its exposure to foreign currency exchange rate changes from one currency to another.


Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed a Portfolio's initial investment in these instruments. In addition, a Portfolio may lose the entire premium paid for purchased options that expire before they can be profitably exercised. Transaction costs are incurred in opening and closing positions in derivative instruments. The use of derivatives are highly specialized activities that involve skills different from conducting ordinary portfolio securities transactions. Under regulations of the Commodity Futures Trading Commission, the use of futures transactions for nonhedging purposes is limited. There can be no assurance that the Investment Adviser's use of derivative instruments will be advantageous to a Portfolio.


FOREIGN SECURITIES. Balanced Portfolio and Utilities Portfolio may each invest up to 20% of their total assets, and Growth & Income Portfolio may invest up to 25% of its total assets, in foreign securities. Special Investment Portfolio is not limited in the amount of its assets that it may invest in foreign securities, although its investment in such securities is not currently expected to exceed 20% of total assets. Investing in such securities (including depository receipts) involves considerations and possible risks not typically associated with investing in securities issued by domestic corporations. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad), or changed circumstances in dealings between nations. Foreign currency exchange rates may fluctuate significantly over short periods of time causing a Portfolio's net asset value to fluctuate as well. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions, custody fees and other costs of investing are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign issuers could be adversely affected by other factors not present in the United States including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, delays in settlements of transactions, less publicly-available financial and other information, armed conflict and potential difficulties in enforcing contractual obligations. In order to hedge against possible variations in foreign exchange rates pending the settlement of foreign securities transactions, each Portfolio may buy or sell foreign currencies. In addition, Utilities Portfolio may buy or sell foreign currency futures and options, and Balanced Portfolio and Utilities Portfolio may enter into forward foreign currency exchange contracts. Utilities Portfolio's investments in depository receipts traded on a U.S. exchange are not subject to the foregoing 20% limit.


ADDITIONAL RISK FACTORS. An investment in a Fund entails the risk that the principal value of Fund shares and any income earned thereon may not increase or may decline. The Portfolios' investments in equity securities are subject to the risk of adverse developments affecting particular companies or industries and the stock market generally. Investments in fixed-income securities are subject to the risk that the issuer may default on its obligations to pay principal and interest. The value of fixed-income securities tends to increase during periods of falling interest rates and to decline during periods of rising interest rates. By investing in a diversified portfolio of securities, each Portfolio seeks both to reduce the risks ordinarily inherent in holding one security or securities of a single issuer and to improve the prospects for possible growth by investing in a substantial number of prudently selected securities. Attainment of a Portfolio's objective cannot, of course, be assured since its asset value fluctuates with changes in the market value of its investments and dividends paid depend upon income received by the Portfolio.


Debt securities of below investment grade quality (commonly called "junk bonds") bear special risks. The lowest investment grade, lower rated and comparable unrated debt securities will have speculative characteristics in varying degrees. While such securities may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated securities are subject to the risk of an issuer's inability to meet principal and interest payments on the securities (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated and comparable unrated securities are also more likely to react to real or perceived developments affecting markets and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Lack of liquidity may make such securities difficult to value. During periods of deteriorating economic conditions and contraction in the credit markets, the ability of issuers of such securities to service their debt, meet projected goals or obtain additional financing may be impaired. A Portfolio may retain defaulted securities when such is considered desirable by the Investment Adviser. In the case of a defaulted security, a Portfolio may incur additional expenses seeking recovery of its investment. In the event the rating of a security held by a Portfolio is downgraded, the Investment Adviser will consider disposing of such security, but is not obligated to do so.

OTHER INFORMATION. The Funds and the Portfolios have adopted certain fundamental investment restrictions which are enumerated in the Statement of Additional Information and which may not be changed unless authorized by a shareholder vote and an interestholder vote, respectively. Except for such enumerated restrictions and as otherwise indicated in this Prospectus, the investment objective and policies of the Funds and the Portfolios are not fundamental and accordingly may be changed by the Trustees of the Trust and the Portfolios without obtaining the approval of the shareholders of the Funds or the interestholders in the Portfolios, as the case may be. The Trustees of the Trust have no present intention to change the objectives of the Funds and intend to submit any material change in the investment objective of a Fund to shareholders in advance for their approval. Each Portfolio may temporarily borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions.

ORGANIZATION OF THE FUNDS AND THE PORTFOLIOS
THE FUNDS ARE DIVERSIFIED SERIES OF EATON VANCE SPECIAL INVESTMENT TRUST, A BUSINESS TRUST ESTABLISHED UNDER MASSACHUSETTS LAW PURSUANT TO A DECLARATION OF TRUST DATED MARCH 27, 1989, AS AMENDED. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Funds). The Trustees of the Trust have divided the shares of each Fund into multiple classes, including Class A, Class B and Class C shares. Each class represents an interest in a Fund, but is subject to different expenses, rights and privileges. See "Distribution and Service Plans" and "How to Buy Shares." The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges.

When issued and outstanding, the shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Shares." There are no annual meetings of shareholders, but special meetings may be held as required by law to elect Trustees and consider certain other matters. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of a Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that Class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.


The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of each Fund in its corresponding Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure may offer opportunities for growth in the assets of a Portfolio, may afford the potential for economies of scale for each Fund and over time may result in lower expenses for a Fund.

EACH PORTFOLIO IS ORGANIZED AS A TRUST UNDER THE LAWS OF THE STATE OF NEW YORK, AND INTENDS TO BE TREATED AS A PARTNERSHIP FOR FEDERAL TAX PURPOSES. In addition to selling an interest to its corresponding Fund, a Portfolio may sell interests to other affiliated and non-affiliated mutual funds or institutional investors. Such investors will invest in a Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in a Portfolio are not required to sell their shares at the same public offering price as the corresponding Fund due to variations in sales commissions and other operating expenses. Therefore, these differences may result in differences in returns experienced by investors in the various funds that invest in its corresponding Portfolio. Such differences in returns are also present in other mutual fund structures, including funds that have multiple classes of shares. Information regarding other pooled investment entities or funds which invest in a Portfolio may be obtained by contacting the Principal Underwriter, 24 Federal Street, Boston, MA 02110, (617) 482-8260.

Whenever a Fund as an investor in a Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. A Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in a Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the corresponding Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

A Fund may withdraw (completely redeem) all its assets from its corresponding Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of that Fund to do so. In the event a Fund withdraws all of its assets from its corresponding Portfolio, or the Board of Trustees of the Trust determines that the investment objective of such Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of such Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. A Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from its corresponding Portfolio.

Although each Fund offers only its own shares of beneficial interest, it is possible that a Fund or class might become liable for a misstatement or omission in the Prospectus regarding another Fund or class because the Funds use this combined Prospectus. The Trustees of the Trust have considered this factor in approving the use of a combined Prospectus.

MANAGEMENT OF THE FUNDS AND THE PORTFOLIOS
EACH PORTFOLIO ENGAGES BOSTON MANAGEMENT AND RESEARCH ("BMR"), A WHOLLY-OWNED SUBSIDIARY OF EATON VANCE MANAGEMENT ("EATON VANCE"), AS ITS INVESTMENT ADVISER. EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924 AND MANAGING INVESTMENT COMPANIES SINCE 1931.

Acting under the general supervision of the Board of Trustees of each Portfolio, BMR manages the Portfolio's investments and affairs. BMR also furnishes for the use of the Portfolio office space and all necessary office facilities, equipment and personnel for servicing the investments of the Portfolio.


Under its investment advisory agreement with Balanced Portfolio, BMR receives a monthly advisory fee of 5/96 of 1% (equivalent to 0.625% annually) of the average daily net assets of Balanced Portfolio up to and including $300 million, and 1/24 of 1% (equivalent to 0.50% annually) of the average daily net assets over $300 million. For the fiscal year ended December 31, 1997, the Portfolio paid BMR advisory fees equivalent to 0.61% of Balanced Portfolio's average daily net assets for such year.

Under its investment advisory agreement with Growth & Income Portfolio and Special Investment Portfolio, BMR receives a monthly advisory fee of 5/96 of 1% (equivalent to 0.625% annually) of the average daily net assets of each such Portfolio. For the fiscal year ended December 31, 1997, Growth & Income Portfolio and Special Investment Portfolio paid BMR advisory fees equivalent to 0.625% of such Portfolio's average daily net assets for such year.

Under its investment advisory agreement with Utilities Portfolio, BMR is entitled to receive a monthly advisory fee of .0625% (equivalent to .75% annually) of the average daily net assets of the Portfolio up to $500 million, and .06875% of average daily net assets on net assets of $500 million and more, which fee is further reduced on assets of $1 billion and over. In February, 1997, the Trustees of Utilities Portfolio voted to accept a waiver of BMR's compensation so that the advisory fees paid by Utilities Portfolio during any fiscal year or portion thereof will not exceed on an annual basis 0.65% of average daily net assets up to $500 million and 0.625% on average daily net assets of $500 million and more, which fee declines further on assets of $1 billion and over. For the fiscal year ended December 31, 1997, the Portfolio paid BMR advisory fees equivalent to 0.66% of Utilities Portfolio's average daily net assets for such year.

BMR OR EATON VANCE ACTS AS INVESTMENT ADVISER TO INVESTMENT COMPANIES AND VARIOUS INDIVIDUAL AND INSTITUTIONAL CLIENTS WITH ASSETS UNDER MANAGEMENT OF APPROXIMATELY $25 BILLION. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company which through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance.

Thomas E. Faust, Jr. has acted as the portfolio manager of the Balanced Portfolio since it commenced operations. Mr. Faust is a Vice President of Eaton Vance and of BMR and manages other Eaton Vance portfolios.

Timothy O'Brien has acted as the portfolio manager of the Utilities Portfolio since January 1995. Mr. O'Brien joined Eaton Vance as a Vice President on April 25, 1994. Prior to joining Eaton Vance, he served as a Vice President of Loomis, Sayles & Co.

Duncan W. Richardson has acted as the portfolio manager of the Growth & Income Portfolio since it commenced operations. Mr. Richardson is a Vice President of Eaton Vance and of BMR and manages other Eaton Vance portfolios.


Edward E. Smiley, Jr. became the portfolio manager of the Special Investment Portfolio as well as a Vice President of Eaton Vance and BMR on November 1, 1996. Prior to joining Eaton Vance, Mr. Smiley was a Senior Product Manager, Equity Management for Trade-Street Investment Associates, Inc., a wholly-owned subsidiary of NationsBank.

BMR places the portfolio transactions of the Portfolios for execution with many broker-dealer firms and uses its best efforts to obtain execution of such transactions at prices which are advantageous to a Portfolio and at reasonably competitive commission rates. Subject to the foregoing, BMR may consider sales of shares of the Funds or of other investment companies sponsored by BMR or Eaton Vance as a factor in the selection of broker-dealer firms to execute portfolio transactions. The Trust, each Portfolio and BMR have adopted Codes of Ethics relating to personal securities transactions. The Codes permit Eaton Vance personnel to invest in securities (including securities that may be purchased or held by a Portfolio) for their own accounts, subject to certain pre-clearance, reporting and other restrictions and procedures contained in such Codes.

The Trust has retained the services of Eaton Vance to act as Administrator of the Funds. The Trust has not retained the services of an investment adviser since the Trust seeks to achieve each Fund's investment objective by investing the Fund's assets in the corresponding Portfolio. As Administrator, Eaton Vance provides the Funds with general office facilities and supervises the overall Fund administration. For these services Eaton Vance currently receives no compensation. The Trustees of the Trust may determine, in the future, to compensate Eaton Vance for such services.


Like most mutual funds, the Funds and the Portfolios rely on computers in conducting daily business and processing information. There is a concern that on January 1, 2000 some computer programs will be unable to recognize the new year and as a consequence computer malfunctions will occur. The Administrator is taking steps that it believes are reasonably designed to address this potential problem and to obtain satisfactory assurance from other service providers to the Funds and Portfolios that they are also taking steps to address the issue. There can, however, be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds, the Portfolios or shareholders.

The Portfolios and the Funds, as the case may be, will each be responsible for all respective costs and expenses not expressly stated to be payable by BMR under the investment advisory agreement, by Eaton Vance under the administrative services agreement, or by the Principal Underwriter under the distribution agreement.

DISTRIBUTION AND SERVICE PLANS
The Trust has adopted a Service Plan (the "Class A Plan") for each Fund's Class A shares that is designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. THE CLASS A PLAN PROVIDES THAT CLASS A MAY MAKE SERVICE FEE PAYMENTS FOR PERSONAL SERVICES AND/OR THE MAINTENANCE OF SHAREHOLDER ACCOUNTS TO THE PRINCIPAL UNDERWRITER, FINANCIAL SERVICE FIRMS ("AUTHORIZED FIRMS") AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF ITS AVERAGE DAILY NET ASSETS FOR ANY FISCAL YEAR. The Trustees of the Trust have initially implemented the Class A Plan by authorizing Class A to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed .25% of its average daily net assets for any fiscal year which is based on the value of Class A shares sold by such persons and remaining outstanding for at least twelve months. During the fiscal year ended December 31, 1997, each Fund's Class A (which was then a separate series fund) paid or accrued service fees as follows (as an annualized percentage of average daily net assets): Balanced Fund (0.098%); Growth & Income Fund (0.11%); Special Equities Fund (0.104%); and Utilities Fund (0.23%).

The Trust has also adopted compensation-type Distribution Plans ("Class B Plan" and "Class C Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act") for each Fund's Class B and Class C shares. Each Plan is designed to permit an investor to purchase shares through an Authorized Firm without incurring an initial sales charge and at the same time permit the Principal Underwriter to compensate Authorized Firms in connection therewith. UNDER SUCH PLANS, CLASS B AND CLASS C EACH PAYS THE PRINCIPAL UNDERWRITER A FEE, ACCRUED DAILY AND PAID MONTHLY, AT AN ANNUAL RATE NOT EXCEEDING .75% OF ITS AVERAGE DAILY NET ASSETS TO FINANCE THE DISTRIBUTION OF ITS SHARES. Such fees compensate the Principal Underwriter for sales commissions paid by it to Authorized Firms on the sale of Class B and Class C shares and for interest expenses. Under the Class B Plan, the Principal Underwriter uses its own funds to pay sales commissions (except on exchange transactions and reinvestments) to Authorized Firms at the time of sale equal to 4% of the purchase price of the Class B shares sold by such Firms. Under the Class C Plan, the Principal Underwriter currently expects to pay to an Authorized Firm (a) sales commissions (except on exchange transactions and reinvestments) at the time of sale equal to .75% of the purchase price of the shares sold by such Firm, and
(b) monthly sales commissions approximately equivalent to 1/12 of .75% of the value of Class C shares sold by such Firm and remaining outstanding for at least one year. During the first year after a purchase of Class C shares, the Principal Underwriter will retain the sales commission as reimbursement for the sales commissions paid to Authorized Firms at the time of sale. CDSCs paid to the Principal Underwriter will be used to reduce amounts owed to it. Because payments to the Principal Underwriter under the two Plans are limited, uncovered distribution charges (sales commissions due the Principal Underwriter plus interest, less CDSCs received by it) may exist indefinitely.


THE CLASS B AND CLASS C PLANS ALSO AUTHORIZE EACH CLASS TO MAKE PAYMENTS OF SERVICE FEES TO THE PRINCIPAL UNDERWRITER, AUTHORIZED FIRMS AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF ITS AVERAGE DAILY NET ASSETS FOR PERSONAL SERVICES, AND/OR THE MAINTENANCE OF SHAREHOLDER ACCOUNTS. Under the Class B Plan, this fee is paid quarterly in arrears based on the value of Class B shares sold by such persons and remaining outstanding for at least twelve months. Under the Class C Plan, the Principal Underwriter currently expects to pay to an Authorized Firm (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to .25% of the purchase price of the Class C shares sold by such Firm, and (b) monthly service fees approximately equivalent to 1/12 of .25% of the value of Class C shares sold by such Firm and remaining outstanding for at least one year. During the first year after a purchase of Class C shares, the Principal Underwriter will retain the service fee as reimbursement for the service fee payment made to Authorized Firms at the time of sale.

The Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives sell or are expected to sell significant amounts of shares. In addition, the Principal Underwriter may from time to time increase or decrease the sales commissions payable to Authorized Firms. The Principal Underwriter may also at times allow discounts on the sale of Class A shares up to the full sales charge. During periods when the discount includes the full sales charge, Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of its shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of the Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and, in the case of Class B and Class C shares, the amount of uncovered distribution charges of the Principal Underwriter. The Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.

VALUING SHARES
EACH FUND VALUES ITS SHARES ONCE EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Each Class's net asset value per share is determined by the Trust's custodian, Investors Bank & Trust Company ("IBT"), (as agent for the Trust) in the manner authorized by the Trustees of the Trust. The net asset value of each Class is computed by dividing the value of that Class's pro rata share of each Fund's total assets, less its liabilities, by the number of shares of that Class outstanding. Because each Fund invests its assets in an interest in its corresponding Portfolio, each Class's net asset value will reflect the value of each Fund's interest in the Portfolio (which in turn, reflects the underlying value of the Portfolio's assets and liabilities).

Authorized Firms must communicate an investor's order to the Principal Underwriter by a specific time each day to receive that day's public offering price per share. It is the Authorized Firms' responsibility to transmit orders promptly to the Principal Underwriter. Each Fund has approved the acceptance of purchase and redemption orders as of the time of their receipt by certain Authorized Firms (or their designated intermediaries).

Each Portfolio's net asset value is also determined as of the close of regular trading on the Exchange by IBT (as custodian and agent for the Portfolio) in the manner authorized by the Trustees of the Portfolio. Net asset value is computed by subtracting the liabilities of a Portfolio from the value of its total assets.

SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING THE NUMBER OF SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.

HOW TO BUY SHARES
SHARES OF THE FUND MAY BE PURCHASED FOR CASH OR MAY BE ACQUIRED IN EXCHANGE FOR ACCEPTABLE SECURITIES. Class A shares are purchased at the effective public offering price, which price is based on the effective net asset value per share plus the applicable sales charge. The sales charge is divided between the Authorized Firm and the Principal Underwriter. Class B and Class C shares are purchased at the net asset value per share next determined after an order is effective. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm. The Trust may suspend the offering of shares at any time and may refuse an order for the purchase of shares.

An initial investment must be at least $1,000. Once an account has been established the investor may send investments of $50 or more at any time directly to the Trust's Transfer Agent (the "Transfer Agent") as follows:
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services."

In connection with employee benefit or other continuous group purchase plans, a Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Trust as described below under "How to Redeem Shares."

CLASS A SHARES. The sales charge may vary depending on the size of the purchase and the number of shares of Class A shares of Eaton Vance funds the investor may already own, any arrangement to purchase additional shares during a 13-month period or special purchase programs. Complete details of how investors may purchase shares at reduced sales charges under a Statement of Intention or Right of Accumulation are available from Authorized Firms or the Principal Underwriter.


The current sales charges and dealer commissions are:


                                     Sales        Sales          Dealer
                                    Charge        Charge       Commission
                                as Percentage  as Percentage  as Percentage
                                 of Offering     of Amount     of Offering
Amount of Purchase                   Price       Invested         Price
---------------------------------------------------------------------------
Less than $50,000                    5.75%         6.10%          5.00%
$50,000 but less than $100,000       4.75          4.99           4.00
$100,000 but less than $250,000      3.75          3.90           3.00
$250,000 but less than $500,000      3.00          3.09           2.55
$500,000 but less than $1,000,000    2.00          2.04           1.75
$1,000,000 or more                   0.00*         0.00*        See Below**


     *No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1% will be imposed on such investments in the event of certain redemptions within 12 months of purchase.
    **A commission on sales of $1 million or more will be paid as follows:
      1.00% on amounts of $1 million or more but less than $3 million; plus 0.50% on amounts from $3 million but less than $5 million; plus 0.25% on amounts of $5 million or more. Purchases of $1 million or more will be aggregated over a 12-month period for purposes of determining the commission to be paid.

Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds, including the Portfolio; to clients and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to registered representatives and employees of Authorized Firms and bank employees who refer customers to registered representatives of Authorized Firms; to officers and employees of IBT and the Transfer Agent; and to such persons' spouses and children under the age of 21 and their beneficial accounts. Class A shares may also be issued at net asset value (1) in connection with the merger of an investment company or series thereof with the Fund, (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the Investment Adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code") ("Eligible Plans"), and "rabbi trusts." The Trust's Principal Underwriter may pay commissions to Authorized Firms who initiate and are responsible for purchases of Class A shares of the Fund by Eligible Plans of up to 1.00% of the amount invested in such shares.

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as Administrator, in exchange for Fund shares. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities divided by the applicable public offering price of Class A shares or net asst value of Class B and Class C shares on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities, but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities.

Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an Authorized Firm, together with a completed and signed Letter of Transmittal in approved form (available from Authorized Firms), as follows:

IN THE CASE OF BOOK ENTRY:                                IN THE CASE OF PHYSICAL DELIVERY:
Deliver through Depository Trust Co.                      Investors Bank & Trust Company
Broker #2212                                              Attention: Eaton Vance [indicate Fund name and
Investors Bank & Trust Company                            Class]
For A/C Eaton Vance [indicate Fund name and Class]        Physical Securities Processing Settlement Area
                                                          200 Clarendon Street
                                                          Boston, MA 02116

Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities.

IF YOU DON'T HAVE AN AUTHORIZED FIRM, EATON VANCE CAN RECOMMEND ONE.


HOW TO REDEEM SHARES
A SHAREHOLDER MAY REDEEM FUND SHARES IN ONE OF THREE WAYS -- BY MAIL, BY TELEPHONE OR THROUGH AN AUTHORIZED FIRM. The redemption price will be based on the net asset value per share next computed after a redemption request is received in the proper form as described below. Within seven days after receipt of a redemption request in good order by the Transfer Agent, the Trust will make payment in cash for the net asset value of the shares as of the date determined above, reduced by the amount of any applicable CDSC (described below) and federal income tax required to be withheld.

REDEMPTION BY MAIL. Shares may be redeemed by delivering to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, during its business hours a written request for redemption in good order, plus any share certificates with executed stock powers. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a Commission regulation and acceptable to the Transfer Agent. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.

REDEMPTION BY TELEPHONE. Shares may be redeemed by telephone provided the investor has not disclaimed in writing the use of the privilege. Such redemptions can be effected by calling the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). The proceeds of a telephone redemption may be no greater than the maximum amount established by the Principal Underwriter (currently $50,000) and may be mailed only to the account address of record. Shares held by corporations, trusts or certain other entities, or subject to fiduciary arrangements, may not be redeemed by telephone. Neither the Trust, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated by telephone are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone redemption may be difficult to implement.

REDEMPTION THROUGH AN AUTHORIZED FIRM. To sell shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of such shares is based upon the net asset value calculated after the Principal Underwriter, as the Trust's agent, receives the order. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to the Principal Underwriter. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from its corresponding Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

If shares were recently purchased, the proceeds of a redemption will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. Redemptions may result in a taxable gain or loss.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemptions would be required if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

CONTINGENT DEFERRED SALES CHARGE. Each class of shares is subject to a CDSC on certain redemptions. The CDSC is calculated based on the lower of the net asset value at the time of purchase or the time of redemption. Shares acquired through the reinvestment of distributions are exempt. Redemptions are made first from shares in the account which are not subject to a CDSC.

In calculating a CDSC upon the redemption of shares acquired in an exchange, the shares are deemed to have been acquired at the time of the original purchase of the exchanged shares and, in the case of Class B shares, the CDSC schedule applicable to the exchanged shares will apply to the acquired shares. No CDSC is imposed on shares sold to Eaton Vance or its affiliates, or to their respective employees or clients. Shares acquired as the result of a merger or liquidation of another Eaton Vance sponsored fund generally will be subject to the same CDSC rate imposed by the prior fund.


CLASS A SHARES. If Class A shares are purchased at net asset value because the purchase amount is $1 million or more, they will be subject to a 1% CDSC if redeemed within 12 months of purchase.

CLASS B SHARES. Class B shares will be subject to the following CDSC schedule:


Year of Redemption
After Purchase                                            CDSC
-------------------------------------------------------------------------------

First or Second                                           5%
Third                                                     4%
Fourth                                                    3%
Fifth                                                     2%
Sixth                                                     1%
Seventh and following                                     0%

Class B CDSC is waived for redemptions (1) pursuant to a Withdrawal Plan (see "Eaton Vance Shareholder Services"), (2) as part of a required minimum distribution from a tax-sheltered retirement plan, or (3) following the death of all beneficial owners of shares, provided the redemption is requested within one year of death (a death certificate and other applicable documents may be required).

CLASS C SHARES. Class C Shares will be subject to a 1% CDSC if redeemed within 12 months of purchase. The Class C CDSC is waived for redemptions (1) pursuant to a Withdrawal Plan (see "Eaton Vance Shareholder Service"), (2) as part of a distribution from a retirement plan qualified under Section 401, 403(b) or 457 of the Code, or (3) as part of a required minimum distribution from other tax-sheltered retirement plans.

REPORTS TO SHAREHOLDERS
EACH FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the independent accountants. Shortly after the end of each calendar year, shareholders will be furnished with information necessary for preparing federal and state tax returns. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS
AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF FUND SHARES, THE TRANSFER AGENT WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE TRUST'S RECORDS. This account is a complete record of all transactions which at all times shows the balance of shares owned. The Trust will not issue share certificates except upon request.

Each time a transaction takes place in a shareholder's account, the shareholder will receive a statement showing complete details of the transaction and the current balance in the account. In the case of Total Return Fund, statements will be sent at least quarterly. THE LIFETIME INVESTING ACCOUNT ALSO PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS IN SHARES BY SENDING A CHECK FOR $50 OR MORE to the Transfer Agent.

Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 (please provide the name of the shareholder, the Fund and the account number).

THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Trust's dividend-disbursing agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The currently effective option will appear on each account statement.

SHARE OPTION -- Dividends and capital gains will be reinvested in additional shares.

INCOME OPTION -- Dividends will be paid in cash, and capital gains will be reinvested in additional shares.

CASH OPTION -- Dividends and capital gains will be paid in cash.

The SHARE OPTION will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under federal income tax laws.

If shareholder communications are returned by the United States Postal Service or other delivery service as not deliverable, the distribution option on the account will be automatically changed to the SHARE OPTION until such time as the shareholder selects a different option. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, dividends and/or capital gains may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.

"STREET NAME" ACCOUNTS. If Fund shares are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Trust and its Transfer Agent. Since the Trust will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another Authorized Firm or to an account directly with the Trust involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an Authorized Firm, or transferring the account to another Authorized Firm, an investor wishing to reinvest distributions should determine whether the Authorized Firm which will hold the shares allows reinvestment of distributions in "street name" accounts.

THE EATON VANCE EXCHANGE PRIVILEGE
Shares of each Fund currently may be exchanged for shares of the same class of one or more other funds in the Eaton Vance Group of Funds. Class A shares may also be exchanged for shares of Eaton Vance Cash Management Fund, Eaton Vance Income Fund of Boston and Eaton Vance Tax Free Reserves. Class B shares may also be exchanged for shares of Eaton Vance Prime Rate Reserves, which are subject to an early withdrawal charge, or shares of Eaton Vance Money Market Fund, which are subject to a CDSC, and shares of a money market fund sponsored by an Authorized Firm and approved by the Principal Underwriter (an "Authorized Firm fund"). Class C shares may also be exchanged for shares of Eaton Vance Money Market Fund and EV Classic Senior Floating-Rate Fund. Any such exchange will be made on the basis of the net asset value per share of each fund/class at the time of the exchange (plus, in the case of an exchange made within six months of the date of purchase of Class A shares subject to an initial sales charge, an amount equal to the difference, if any, between the sales charge previously paid on the shares being exchanged and the sales charge payable on the shares being acquired). Exchange offers are available only in states where shares of the fund being acquired may be legally sold. Exchanges are subject to any restrictions or qualifications set forth in the current prospectus of any such fund.


Each exchange must involve shares which have a net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Trust does not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve-month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.

The Transfer Agent makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Shares"). Consult the Transfer Agent for additional information concerning the exchange privilege. Applications and prospectuses of the other funds are available from Authorized Firms or the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.

No CDSC is imposed on exchanges. For purposes of calculating the CDSC upon redemption of shares acquired in an exchange, the CDSC applicable to the shares at the time of purchase will apply and the purchase of shares acquired in one or more exchanges is deemed to have occurred at the time of the original purchase of the exchanged shares, except that time during which shares are held in an Authorized Firm fund will not be credited toward completion of the CDSC period. For the CDSC schedule applicable to the Class B shares (except Class B shares of the Limited Maturity Funds and Prime Rate Reserves), see "How to Redeem Shares." The CDSC or early withdrawal charge schedule applicable to Class B shares of the Limited Maturity Funds and Prime Rate Reserves is 3%, 2.5%, 2% or 1% in the event of a redemption occurring in the first, second, third or fourth year, respectively, after the original share purchase.

Telephone exchanges are accepted by the Transfer Agent provided that the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Trust, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of exchange instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.


EATON VANCE SHAREHOLDER SERVICES
THE TRUST OFFERS THE FOLLOWING SERVICES, WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the applicable Fund as an expense to all shareholders.

INVEST-BY-MAIL -- FOR PERIODIC SHARE ACCUMULATION: Once the $1,000 minimum investment has been made, checks of $50 or more payable to the order of the Fund and specify the Class being purchased may be mailed directly to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 at any time -- whether or not distributions are reinvested. The name of the shareholder, the Fund and Class and the account number should accompany each investment.

BANK AUTOMATED INVESTING -- FOR REGULAR SHARE ACCUMULATION: Cash investments of $50 or more may be made automatically each month or quarter from a shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.

WITHDRAWAL PLAN: A shareholder may draw on shareholdings systematically with monthly or quarterly checks. For Class B and Class C shares, any such withdrawals may not in the aggregate exceed 12% annually of the account balance at the time the plan is established. Such amount will not be subject to the Class B or Class C CDSC. See "How to Redeem Shares." A minimum deposit of $5,000 in shares is required. The maintenance of a withdrawal plan concurrently with purchases of additional Class A shares would be disadvantageous because of the sales charge included in such purchases.


STATEMENT OF INTENTION: Purchases of $50,000 or more of Class A shares made over a 13-month period are eligible for reduced sales charges under a Statement of Intention. 5% of the amount to be purchased will be held in escrow in the form of shares registered in the investor's name until the Statement is satisfied or the 13-month period expires. See the Account Application for details.

RIGHT OF ACCUMULATION: Purchases may qualify for reduced sales charges on Class A shares when the current market value of holdings (shares at current offering price), plus new purchases, reaches $50,000 or more. Class A shares of the Eaton Vance funds listed under "The Eaton Vance Exchange Privilege" may be combined under the Statement of Intention and Right of Accumulation.


REINVESTMENT PRIVILEGE: A shareholder who has redeemed shares may reinvest with credit for any CDSC paid on the redeemed shares, any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional share to round off the purchase to the nearest full share) in the same shares (or for Class A shares in Class A shares of any other Eaton Vance fund), provided that the reinvestment is effected within 60 days after such redemption and the privilege has not been used more than once in the prior 12 months. Shares are sold to a reinvesting shareholder at the next determined net asset value following timely receipt of a written purchase order by the Principal Underwriter or by the Trust (or by the Trust's Transfer Agent). To the extent that any shares are sold at a loss and the proceeds are reinvested in shares (or other shares are acquired) within the period beginning 30 days before and ending 30 days after the date of redemption, some or all of the loss generally will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.

TAX-SHELTERED RETIREMENT PLANS: Class A and Class C shares of each Fund are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the Principal Underwriter. This information should be read carefully and consultation with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the Principal Underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.


DISTRIBUTIONS AND TAXES
It is the present policy of each Fund to distribute substantially all of the net investment income allocated to that Fund by its corresponding Portfolio (less the Fund's direct and allocated expenses and class-specific expenses). Utilities Fund makes such distributions monthly, Balanced Fund and Growth & Income Fund make such distributions quarterly, and Special Equities Fund makes such distributions annually. Each Fund distributes at least annually all if its net realized capital gains. A portion of distributions from Balanced Fund, Growth & Income Fund and Utilities Fund will be eligible for the dividends-received deduction for corporations.

Distributions from net investment income, net-short-term gains, and (if applicable) certain foreign exchange gains are taxable to shareholders as ordinary income, whether paid in cash or reinvested in additional Fund shares. Distributions from net long-term gains are taxable to shareholders as such, whether paid in cash or reinvested in additional Fund shares and regardless of the length of time Fund shares have been owned by the shareholder. If shares are purchased shortly before the record date for a distribution, the shareholder will pay full price for the shares and then receive some portion of the price back as a taxable distribution. Certain distributions declared in October, November or December and paid in the following January will be taxable as if received on December 31 of the year in which declared.

Sales charges paid upon a purchase of Class A shares cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of a Fund or of another fund pursuant to a Fund's reinvestment or exchange privilege. Any disregarded or disallowed amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

Shareholders will receive annually Forms 1099 to assist in the preparation of their federal and state tax returns for the prior calendar year's distributions, proceeds from the redemption or exchange of Fund shares, and federal income tax (if any) withheld by the Transfer Agent.

Each Fund intends to qualify as a regulated investment company under the Code and to satisfy all requirements necessary to avoid paying federal income taxes on the part of its investment company taxable income (consisting generally of net investment income and net short-term capital gains) and net capital gains that it distributed to shareholders. In satisfying these requirements, each Fund will treat itself as owning its proportionate share of each of its corresponding Portfolio's assets and as entitled to the income of the Portfolio properly attributable to such share.

As a regulated investment company under the Code, a Fund does not pay federal income or excise taxes to the extent that it distributes to shareholders substantially all of its ordinary income and capital gain net income in accordance with the timing requirements imposed by the Code. As partnerships under the Code, the Portfolios do not pay federal income or excise taxes.

Shareholders should consult with their tax advisers concerning the applicability of state, local or other taxes to an investment in a Fund.


PERFORMANCE INFORMATION
FROM TIME TO TIME, YIELD AND/OR AVERAGE ANNUAL TOTAL RETURN MAY BE ADVERTISED. Current yield is calculated separately for each Class by dividing the net investment income per share during a recent 30-day period by the maximum offering price per share on the last day of the period and annualizing the resulting figure. Average annual total return is determined separately for each Class by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price (including the maximum sales charge for Class A shares; net asset value for Class B and Class C shares) for specified periods, assuming reinvestment of all distributions. Each Fund may also publish annual and cumulative total return figures from time to time.


Each Fund may also furnish total return calculations for each Class which do not take into account any sales charge. Any performance figure which does not take into account a sales charge would be reduced to the extent such charge is imposed. A Fund's performance may be compared in publications to the performance of various indices and investments for which reliable data is available, and to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.

Investors should note that investment results will fluctuate over time, and any presentation of the current yield or total return for any prior periods should not be considered as a representation of what an investment may earn or what the yield or total return may be in any future period.

The following charts reflect the annual investment returns of the Class A shares of each Fund for one-year periods ending December 31 and does not take into account any sales charge which investors may bear. The performance of the predecessor funds of Class B and Class C shares was lower.

                                 BALANCED FUND

                  5 YEAR AVERAGE ANNUAL TOTAL RETURN -- 14.36%
                 10 YEAR AVERAGE ANNUAL TOTAL RETURN -- 13.05%



 1988   1989    1990   1991    1992    1993    1994    1995    1996    1997
 ----   ----    ----   ----    ----    ----    ----    ----    ----    ----

10.68%  20.76%  1.02%  21.28%  6.45%  11.19%  (1.82)%  29.69%  13.61%  21.60%



                              GROWTH & INCOME FUND

                  5 YEAR AVERAGE ANNUAL TOTAL RETURN -- 15.86%
                 10 YEAR AVERAGE ANNUAL TOTAL RETURN -- 14.99%



 1988   1989    1990   1991    1992    1993    1994    1995    1996    1997
 ----   ----    ----   ----    ----    ----    ----    ----    ----    ----

15.01%  28.92%  0.59%  21.45%  6.93%   4.19%  (4.12)%  32.77%  20.20%  30.93%


                              SPECIAL EQUITIES FUND

                  5 YEAR AVERAGE ANNUAL TOTAL RETURN -- 9.76%
                 10 YEAR AVERAGE ANNUAL TOTAL RETURN -- 13.75%



 1988   1989    1990   1991    1992    1993    1994    1995    1996    1997
 ----   ----    ----   ----    ----    ----    ----    ----    ----    ----

11.21%  23.57%  2.50%  57.33%  2.71%   1.14%  (9.60)%  23.31%  23.76%  14.18%


                              UTILITIES FUND

                  5 YEAR AVERAGE ANNUAL TOTAL RETURN -- 8.77%
                 10 YEAR AVERAGE ANNUAL TOTAL RETURN -- 11.62%



 1988   1989    1990   1991    1992    1993    1994    1995    1996    1997
 ----   ----    ----   ----    ----    ----    ----    ----    ----    ----

11.94%  33.46%  0.15%  23.61%  6.60%   9.49% (12.28)%  27.54%   7.00%  16.18%

[LOGO]                Investing
EATON VANCE           for the
=================     21st
     Mutual Funds     Century



-------------------------------------------------------------------------------


EATON VANCE BALANCED FUND
EATON VANCE GROWTH & INCOME FUND
EATON VANCE SPECIAL EQUITIES FUND
EATON VANCE UTILITIES FUND


PROSPECTUS
MAY 1, 1998



-------------------------------------------------------------------------------

PORTFOLIO INVESTMENT ADVISER
Boston Management and Research, 24 Federal Street, Boston, MA 02110

ADMINISTRATOR
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116

TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA02109




                                                                      COMBEQP5/1

                                     PART A
                      Information Required in a Prospectus


[GRAPHIC OMITTED]

                        Investing
EATON VANCE             for the
------------------      21st
      Mutual Funds      Century


                                   EATON VANCE
                              EMERGING MARKETS FUND

Eaton Vance Emerging Markets Fund (the "Fund") is a mutual fund seeking long-term capital appreciation through investment in equity securities of companies in countries with emerging markets ("Emerging Market Countries"). Emerging Market Countries are located in Asia, Latin America, the Middle
East, Southern Europe, Eastern Europe, Africa and the region comprising the former Soviet Union. The Fund invests its assets in Emerging Markets
Portfolio (the "Portfolio"), a diversified open-end investment company having the same investment objective as the Fund, rather than by directly investing in and managing its own portfolio of securities. Investments in Emerging Market Countries can involve significant risks that are not normally involved in investments in securities of U.S. Companies, and therefore the Fund may not be suitable for all investors. The Fund is a series of Eaton Vance
Special Investment Trust (the "Trust").

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING FLUCTUATIONS IN VALUE AND THE POSSIBLE LOSS OF SOME OR ALL OF THE PRINCIPAL INVESTMENT.


This Prospectus is designed to provide you with information you should know before investing. Please retain this document for future reference. A Statement of Additional Information dated May 1, 1998 for the Fund, as supplemented from time to time, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated herein by reference. This Statement of Additional Information is available without charge from the Fund's principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone
(800) 225-6265). The sponsor and manager of the Fund and the administrator of the Portfolio is Eaton Vance Management, 24 Federal Street, Boston, MA 02110 (the "Manager"). The Portfolio's investment adviser is Lloyd George Investment Management (Bermuda) Limited (the "Adviser"). The principal business address of the Adviser is 3808 One Exchange Square, Central, Hong Kong.


   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
   REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTENTS
                                                       Page                                                     Page
----------------------------------------------------------------------------------------------------------------------

Shareholder and Fund Expenses                           2    How to Buy Shares                                    11
The Fund's Financial Highlights                         3    How to Redeem Shares                                 13
The Fund's Investment Objective                         4    Reports to Shareholders                              14
Investment Opportunities in Emerging Markets            4    The Lifetime Investing Account/Distribution Options  14
Investment Policies and Risks                           4    The Eaton Vance Exchange Privilege                   15
Organization of the Fund and the Portfolio              7    Eaton Vance Shareholder Services                     16
Management of the Fund and the Portfolio                8    Distributions and Taxes                              16
Distribution Plans                                      9    Performance Information                              17
Valuing Shares                                         11
----------------------------------------------------------------------------------------------------------------------

                         Prospectus dated May 1, 1998

SHAREHOLDER AND FUND EXPENSES
SHAREHOLDER TRANSACTION EXPENSES                   Class A   Class B
                                                    Shares    Shares
------------------------------------------------------------------------
Maximum Sales Charge Imposd on Purchases (as a
  percentage of offering price)                     5.75%      None
Sales Charges Imposed on Reinvested Distributions    None      None
Fees to Exchange Shares                              None      None
Maximum Contingent Deferred Sales Charge             None     5.00%



ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (AS A
PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                   Class A   Class B
                                                    Shares    Shares
------------------------------------------------------------------------
Management Fees (after fee reduction)               0.96%     0.96%
Rule 12b-1 Distribution and Service Fees            0.50      0.93
Other Expenses (after expense allocations)          1.61      1.61
                                                    ----      ----
Total Operating Expenses (after reductions)         3.07%     3.50%
                                                    ====      ====


EXAMPLE

An investor would pay the following expenses and, in the case of Class A shares, maximum initial sales charge or, in the case of Class B, the applicable contingent deferred sales charge on a $1,000 investment, assuming (a) 5% annual return and (b) redemption at the end of each period:


                                                   Class A   Class B
                                                    Shares    Shares
------------------------------------------------------------------------
1 Year                                               $ 87      $ 85
3 Years                                               147       147
5 Years                                               209       202
10 Years                                              376       377


An investor would pay the following expenses on the same investment, assuming (a) 5% annual return and (b) no redemtpions:


                                                   Class A   Class B
                                                    Shares    Shares
------------------------------------------------------------------------
1 Year                                               $ 87      $ 35
3 Years                                               147       107
5 Years                                               209       182
10 Years                                              376       377

NOTES: The table and Example summarize the aggregate expenses of the Portfolio and each Class of shares of the Fund and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund. Information for Class B shares is based on its expenses for the most recent fiscal year. Information for Class A shares is estimated based upon the most recent fiscal year of its predecessor fund adjusted for the multiple-class structure. Absent an expected fee reduction and expense allocation for the current fiscal year, Management Fees and Total Operating Expenses would be estimated to be 1.25% and 3.79% for Class B and 1.25% and 3.36% for Class A, respectively. Management Fees include management fees paid by each Class and investment advisory and administration fees paid by the Portfolio of 0.25%, 0.75% and 0.25%, respectively.


The Fund offers two classes of shares. Class A shares are sold subject to a sales charge imposed at the time of purchase. No sales charge is payable at the time of purchase on investments in Class A shares of $1 million or more. However, a contingent deferred sales charge ("CDSC") of 1% will be imposed on such investments in the event of certain redemtpions within 12 months of purchase. Class B shares are sold subject to a declining CDSC (5% maximum) if redeemed within six years of purchase. The CDSC does not apply in certain circumstances. See "How to Buy Shares" and "How to Redeem Shares".

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Federal regulations require the Example to assume a 5% annual return, but actual return will vary. Long-term holders of Class B shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by a rule of the National Association of Securities Dealers, Inc. For further information regarding the expenses of both the Fund and the Portfolio see "The Fund's Financial Highlights", "Management of the Fund and the Portfolio", "Distribution Plans" and "How to Redeem Shares".

The Fund invests exclusively in the Portfolio. Other investment companies and investors with different distribution arrangements are investing in the Portfolio and others may do so in the future. See "Organization of the Fund and the Portfolio".


THE FUND'S FINANCIAL HIGHLIGHTS
The following information should be read in conjunction with the audited financial statements that appear in the Fund's annual report to shareholders. The Fund's financial statements have been audited by Deloitte & Touche LLP, independent certified public accountants, as experts in accounting and auditing. The financial statements and the independent auditors' report are incorporated by reference into the Statement of Additional Information. Further information regarding the performance of the Fund is contained in its annual report to shareholders which may be obtained without charge by contacting the Principal Underwriter. The financial information for each of the periods presented in the Fund's Financial Highlights are for the Fund prior to reclassification as Class B shares on January 1, 1998. Information for Class A shares is not presented because this class did not exist prior to January 1, 1998. The Financial Highlights for Class A shares will differ from the Financial Highlights for Class B shares due to the different fees imposed on Class A shares.


                                                                    Year Ended December 31,
                                              --------------------------------------------------------------------
                                                 1997               1996               1995               1994*
------------------------------------------------------------------------------------------------------------------
Net asset value -- beginning of year            $ $12.720          $ $10.050          $   9.960           $ 10.000
                                                ---------          ---------          ---------           --------
Income (loss) from operations:
  Net investment loss                           $  (0.012)         $  (0.143)         $  (0.268)          $ (0.003)
  Net realized and unrealized gain (loss) on
    investments                                    (0.436)             2.988              0.358             (0.037)
                                                ---------          ---------          ---------           --------
      Total income (loss) from operations       $  (0.448)         $   2.845          $   0.090           $ (0.040)
                                                ---------          ---------          ---------           --------

Less distributions:

  From net realized gain on investments                --          $  (0.175)                --                 --
  In excess of net realized gain on
    investments                                    (0.362)                --                 --                 --

      Total distributions                       $  (0.362)         $  (0.175)                --                 --
                                                ---------          ---------          ---------           --------
Net asset value -- End of year                  $  11,910          $  12.720          $  10.050           $   9.96
                                                =========          =========          =========           =======

Total Return(1)                                     (3.48)             28.49%              0.90%             (0.40)%

Ratios/Supplemental Data**:
  Net assets, end of year (000 omitted)         $   9,074          $   6,725          $   1,801           $   229
  Ratio of net expenses to average daily net
    assets(2)(3)                                     3.50%              3.41%              6.19%              0.75%+
  Ratio of net expenses to average daily net
    assets after custodian fee reduction(2)(3)       3.32%              3.19%              6.19%                --
  Ratio of net investment loss to average
    daily net assets                                (1.92)%            (1.76)%            (4.64)%            (0.75)%+

**The expenses related to the operation of the Fund reflect a waiver of Management Fees, an assumption of expenses by the Manager, Administrator and the Adviser. Had such action not been taken, net investment loss per share and the ratios would have been as follows:

Net investment loss per share                   $  (0.014)         $  (0.233)         $  (0.566)          $ (0.037)
Ratios (as a percentage of average daily net assets):
  Expenses(2)(3)                                     3.79%              4.52%             11.35%              9.14%+
  Expenses after custodian fee reduction(2)(3)       3.61%              4.30%             11.35%               --
  Net investment loss                               (2.21)%            (2.87)%            (9.80)%            (9.14)%+
Portfolio Turnover of the Fund(4)                      --                 --                 --                 --
Portfolio Turnover of the Portfolio(4)                160%               125%                98%                 0%

   +  Computed on an annualized basis.
   *  For the period from the start of business, November 30,1994, to December 31, 1994.

 (1)  Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Income dividends are assumed to be reinvested at the net asset value on the ex-dividend date. Total return is computed on a non-annualized basis. Capital gain distributions, if any, are assumed to be reinvested at the net asset value on the ex-dividend date.
 (2)  Includes the Fund's share of the Portfolio's allocated expenses.
 (3)  The expense ratios for the years ended December 31, 1997, 1996 and 1995 have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the period ended December 31,
      1994 have not been adjusted to reflect this change.
 (4)  Portfolio turnover of the Fund represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The Fund began investing in the Portfolio on November 30, 1994.



THE FUND'S INVESTMENT OBJECTIVE
THE FUND'S INVESTMENT OBJECTIVE IS TO SEEK LONG-TERM CAPITAL APPRECIATION. It currently seeks to meet its investment objective by investing its assets in Emerging Markets Portfolio (the "Portfolio"), a separate registered investment company which has the same investment objective and policies as the Fund. The Portfolio invests in equity securities of companies in countries with emerging markets ("Emerging Market Countries"). Emerging Market Countries are located in Asia, Latin America, the Middle East, Southern Europe, Eastern Europe, Africa and the region comprising the former Soviet Union. The Fund considers countries with emerging markets to be all countries that are generally considered to be developing or emerging countries by the International Bank for Reconstruction and Development (more commonly referred to as the "World Bank") or the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their own authorities as developing. The investment objective of the Fund and the Portfolio are nonfundamental and may be changed when authorized by a vote of the Trustees of the Trust or the Portfolio, respectively, without obtaining the approval of the Fund's shareholders or the investors in the Portfolio, as the case may be.


The Fund is intended for long-term investors who can accept international investment risk, little or no current income, and volatility in the value of their investment and is not intended to be a complete investment program. Prospective investors should take into account their objectives and other investments when considering the purchase of Fund shares. The Fund cannot assure achievement of its investment objective. In addition, investments in Emerging Market Countries can be considered speculative, and therefore may offer higher potential for gains and losses than investments in the developed markets of the world.


INVESTMENT OPPORTUNITIES IN EMERGING MARKETS
THE FOLLOWING IS A GENERAL DISCUSSION OF CERTAIN FEATURES OF THE EMERGING MARKET COUNTRIES ECONOMIES IN WHICH THE PORTFOLIO INTENDS TO INVEST. There can be no assurance that the Portfolio will be able to capitalize on the factors described herein. Opinions expressed herein are the good faith opinions of the Portfolio's investment adviser, Lloyd George Investment Management (Bermuda) Limited (the "Adviser").


The Adviser believes that the long-term growth rates of the economies of certain Emerging Market Countries may be substantially higher than those of developed countries. The Adviser believes that factors favoring investment in the economies of many Emerging Market Countries include:


    POLITICAL CHANGES in governments which favor a shift from socialism and government involvement in the private sector to a market-driven economy. Emerging Market Countries in Asia, Latin America, the Middle East, Southern Europe, Eastern Europe, Africa, and the region comprising the former Soviet Union are in the process of implementing broad market reforms to revitalize their economies. The Adviser believes that these reforms have helped lead to significantly higher levels of economic activity.

    PRIVATIZATIONS of government-owned and operated companies in certain Emerging Market Countries, which provide a source of capital for government budgets and can result in improved operating efficiencies and
    services. The Adviser believes that many privatized companies may   have
    significant growth potential arising from the demand created by increasing economic activity.

    A FAVORABLE REGULATORY CLIMATE. Given the essential role of private enterprise in economic growth, many Emerging Market Country governments have in the past provided support to help companies to finance the considerable capital expenditures they need to expand. This support has taken a variety of forms, including tax concessions, more favorable rate or tariff structures, and limited monopolies on services.

As a result of such factors, the Adviser believes that substantial opportunities for long-term capital appreciation will be presented by investments in the equity securities of companies in Emerging Market Countries. World Bank data indicates that developing countries are experiencing more rapid economic growth than industrialized countries.


INVESTMENT POLICIES AND RISKS
THE PORTFOLIO SEEKS TO ACHIEVE ITS OBJECTIVE BY INVESTING IN A CAREFULLY SELECTED AND CONTINUOUSLY MANAGED PORTFOLIO CONSISTING PRIMARILY OF EQUITY SECURITIES OF COMPANIES IN EMERGING MARKET COUNTRIES. A company will be considered to be in an Emerging Market Country if it is domiciled or has significant operations in that country. The Portfolio will, under normal market conditions, invest at least 65% of its total assets in such securities ("Emerging Market investments"). The Portfolio will ordinarily be invested in at least three Emerging Market Countries.

Equity securities, for purposes of the 65% policy, will be limited to common and preferred stocks; equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; special classes of shares available only to foreign investors in markets that restrict ownership by foreign investors to certain classes of equity securities; convertible preferred stocks; and other convertible instruments. The convertible instruments in which the Portfolio will invest will generally not be rated, but will typically be equivalent in credit quality to securities rated below investment grade (i.e., credit quality equivalent to lower than Baa by Moody's Investors Service, Inc. and lower than BBB by Standard & Poor's Ratings Group). Convertible debt securities that are not investment grade are commonly called "junk bonds" and have risks similar to equity securities; they have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt securities. Such debt securities will not exceed 20% of total assets.

When consistent with its investment objective, the Portfolio may also invest in equity securities of companies not in Emerging Market Countries, as well as warrants, options on equity securities and indices, options on currency, futures contracts, options on futures contracts, forward foreign currency exchange contracts, currency swaps and other non-equity investments.

During temporary defensive periods, such as during abnormal market or economic conditions, the Portfolio may invest some or all of its total assets in high grade debt securities of foreign and United States companies, foreign governments and the U.S. Government, and their respective agencies, instrumentalities, political subdivisions and authorities, as well as in high quality money market instruments denominated in U.S. dollars or a foreign currency. The Portfolio may borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions.


INVESTING IN FOREIGN SECURITIES. Investing in securities issued by foreign companies and governments involves considerations and possible risks not typically associated with investing in securities issued by the U.S. Government and domestic corporations. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. Foreign currency exchange rates may fluctuate significantly over short periods of time causing the Portfolio's net asset value to fluctuate as well. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions, custody fees and other costs of investing are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign issuers could be adversely affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, armed conflict, and potential difficulties in enforcing contractual obligations. Transactions in the securities of foreign issuers could be subject to settlement delays and risk of loss.

More than 25% of the Portfolio's total assets, adjusted to reflect currency transactions and positions, may be denominated in any single currency.
Concentration in a particular currency will increase the   Portfolio's
exposure to adverse developments affecting the value of such currency. An issuer of securities purchased by the Portfolio may be domiciled in a country other than the country in whose currency the securities are denominated.

Since the Portfolio will, under normal market conditions, invest at least 65% of its total assets in Emerging Market investments, its investment performance will be especially affected by events affecting companies in Emerging Market Countries. The value and liquidity of Emerging Market investments may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in Emerging Market Countries.
Foreign investment in the securities of issuers in Emerging Market Countries is usually restricted or controlled to some degree. The extent of economic development, political stability and market depth of different Emerging
Market Countries varies widely. Certain Emerging Market Countries are either comparatively underdeveloped or are in the process of becoming developed. Emerging Market investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries. In comparison to the United States and other developed countries, Emerging
Market Countries may have relatively unstable governments and economies based on only a few industries. Given the Portfolio's investments, the Portfolio will likely be particularly sensitive to changes in the economies of Emerging Market Countries as the result of any reversals of economic liberalization in those countries, political unrest or changes in trading status.

SECURITIES TRADING MARKETS. The securities markets in Emerging Market Countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by the Portfolio. The prices at which the Portfolio may acquire investments may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by the Portfolio in particular securities. Emerging Market Country securities markets are susceptible to being influenced by large investors trading significant blocks of securities. Similarly, volume and liquidity in the bond markets in Emerging Market Countries are less than in the United States and, at times, price volatility can be greater than in the United States. The limited liquidity of securities markets in Emerging Market Countries may also affect the Portfolio's ability to acquire or dispose of securities at the price and time it wishes to do so.

The stock markets in many Emerging Market Countries are undergoing a period of growth and change, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant laws and regulations. The securities industries in these countries are comparatively underdeveloped, and stockbrokers and other intermediaries may not perform as well as their counterparts in the United States and other more developed securities markets.


Settlement of securities transactions may be delayed and is generally less frequent than in the United States, which could affect the liquidity of the Portfolio's assets. In addition, disruptions due to work stoppages and trading improprieties in these securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Portfolio was heavily invested, the Fund's ability to redeem Fund shares could become correspondingly impaired. To mitigate these risks, the Portfolio may maintain a higher cash position than it otherwise would, thereby possibly diluting its return, or the Portfolio may have to sell liquid securities that it would not otherwise choose to sell. In some cases, the Portfolio may find it necessary or desirable to borrow funds on a short-term basis, within the limits of the Investment Company Act of 1940 (the "1940 Act"), to help meet redemption requests or settle securities transactions. Such borrowings would result in increased expense to the Fund.


THE PORTFOLIO WILL INVEST IN EMERGING MARKET COUNTRIES, IN WHICH POLITICAL AND ECONOMIC STRUCTURES MAY BE UNDERGOING SIGNIFICANT EVOLUTION AND RAPID DEVELOPMENT. Such countries may lack the social, political and economic stability characteristics of the United States. Certain of such countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. The laws of Emerging Market Countries relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises may be less well developed than or different from such laws in the United States. It may be more difficult to obtain a judgment in a court of an Emerging Market Country than it is in the United States. In addition, unanticipated political or social developments may affect the values of the Portfolio's investments in those countries and the availability to the Portfolio of additional investments in those countries.

Governmental actions can have a significant effect on the economic conditions in Emerging Market Countries, which could adversely affect the value and liquidity of the Portfolio's investments. Although some governments in Emerging Market Countries have recently begun to institute economic reform policies, there can be no assurances that they will continue to pursue such policies or, if they do, that such policies will succeed.


UNLISTED SECURITIES. The Portfolio may invest in securities of companies that are neither listed on a stock exchange nor traded over the counter. Unlisted securities may include investments in new and early stage companies, which may involve a high degree of business and financial risk that can result in substantial losses and may be considered speculative. Such securities will generally be deemed to be illiquid. Because of the absence of any public trading market for these investments, the Portfolio may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Portfolio or less than what may be considered the fair value of such securities. Furthermore, issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Portfolio may be required to bear the expenses of registration. In addition, any capital gains realized on the sale of such securities may be subject to higher rates of taxation than taxes payable on the sale of listed securities.


DERIVATIVE INSTRUMENTS. The Portfolio may purchase or sell derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) to enhance return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. The Portfolio's transactions in derivative instruments may be in the U.S. or abroad and may include the purchase or sale of futures contracts on securities, securities indices, other indices, other financial instruments or currencies; options on futures contracts; exchange-traded and over-the-counter options on securities, indices or currencies; currency swaps; and forward foreign currency exchange contracts. The Portfolio's transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, the other financial instruments' prices or currency exchange rates; the inability to close out a position; or default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed the Portfolio's initial investment in these instruments. In addition, the Portfolio may lose the entire premium paid for purchased options that expire before they can be profitably exercised by the Portfolio. The Portfolio incurs transaction costs in opening and closing positions in derivative instruments. Under regulations of the Commodity Futures Trading Commission, the use of futures transactions for nonhedging purposes is limited. There can be no assurance that the Adviser's use of derivative instruments will be advantageous to the Portfolio.


INVESTMENT POLICIES. The Fund and the Portfolio have adopted certain fundamental investment restrictions and policies which are enumerated in detail in the Statement of Additional Information and which may not be changed unless authorized by a shareholder vote and an investor vote, respectively. Investment restrictions are considered at the time of acquisition of assets; the sale of portfolio assets generally is not required in the event of a subsequent change in circumstances. As a matter of fundamental policy the Portfolio will not invest more than 25% of its total assets in the securities, other than U.S. Government securities, of issuers in any one industry. However, the Portfolio is permitted to invest 25% or more of its total assets in (i) the securities of issuers located in any one Emerging Market Country and (ii) securities denominated in the currency of any one country.


Except for the fundamental investment restrictions and policies specifically identified above and enumerated in the Statement of Additional Information, the investment objective and policies of the Fund and the Portfolio are not fundamental policies and accordingly may be changed by the Trustees of the Trust and the Portfolio without obtaining the approval of the Fund's shareholders or the investors in the Portfolio, as the case may be.


ORGANIZATION OF THE FUND AND THE PORTFOLIO
THE FUND IS A DIVERSIFIED SERIES OF EATON VANCE SPECIAL INVESTMENT TRUST (THE "TRUST"), A BUSINESS TRUST ESTABLISHED UNDER MASSACHUSETTS LAW PURSUANT TO A DECLARATION OF TRUST DATED MARCH 27, 1989, AS AMENDED. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees of the Trust have divided the shares of the Fund into multiple classes, including Class A and Class B shares. Each class represents an interest in the Fund, but is subject to different expenses, rights and privileges. See "Distribution Plans" and "How to Buy Shares". The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. As a result of a reorganization with separate series of the Trust, the Fund commenced offering Class A and Class B shares on January 1, 1998.

When issued and outstanding, the shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Shares". There are no annual meetings of shareholders, but special meetings may be held as required by law to elect or remove Trustees and consider certain other matters. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of the Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of the Fund in the Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure may offer opportunities for growth in the assets of the Portfolio, may afford the potential for economies of scale for the Fund and may over time result in lower expenses for the Fund.

THE PORTFOLIO IS ORGANIZED AS A TRUST UNDER THE LAWS OF THE STATE OF NEW YORK AND INTENDS TO BE TREATED AS A PARTNERSHIP FOR FEDERAL TAX PURPOSES. In addition to selling an interest to the Fund, the Portfolio may sell interests to other affiliated and non-affiliated mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund or class due to variations in sales commissions and other operating expenses. Therefore, these differences may result in differences in returns experienced by investors in the various funds that invest in the Portfolio. Information regarding other pooled investment entities or funds which invest in the Portfolio may be obtained by contacting the Principal Underwriter, 24 Federal Street, Boston, MA 02110 (617) 482-8260.


Whenever the Fund as an investor in the Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

MANAGEMENT OF THE FUND AND THE PORTFOLIO
EATON VANCE MANAGEMENT ("EATON VANCE") ACTS AS THE SPONSOR AND MANAGER OF THE FUND AND AS THE ADMINISTRATOR OF THE PORTFOLIO. THE PORTFOLIO HAS ENGAGED LLOYD GEORGE INVESTMENT MANAGEMENT (BERMUDA) LIMITED AS ITS INVESTMENT ADVISER. The Adviser, acting under the general supervision of the Portfolio's Trustees, manages the Portfolio's investments and affairs. The Portfolio is managed by Kiersten Christensen.

The Adviser is registered as an investment adviser with the Commission and is a subsidiary of Lloyd George Management (B.V.I.) Limited ("LGM"). LGM and its subsidiaries act as investment adviser to various individual and institutional clients with total assets under management of approximately $1.5 billion. Eaton Vance's parent, Eaton Vance Corp., owns approximately 21% of the Class A shares issued by LGM.


LGM was established in 1991 to provide investment management services with respect to equity securities of companies trading in Asian securities markets, especially those of emerging markets. LGM currently manages principally Pacific Basin and Asian portfolios for both private clients and institutional investors seeking long-term capital growth. LGM's core investment team consists of thirteen experienced investment professionals, based in Hong Kong, London and Mumbai, who have worked together over a number of years successfully managing client portfolios in Pacific Basin and Asian stock markets. The team has a unique knowledge of, and experience with, Pacific Basin and Asian emerging markets. LGM is ultimately controlled by the Hon. Robert J. D. Lloyd George, President and Trustee of the Portfolio and Chairman and Chief Executive Officer of the Adviser. LGM's only activity is portfolio management.


LGM and the Adviser have adopted a disciplined management style, providing a blend of Asian and multinational expertise with the most rigorous international standards of fundamental security analysis. Although focused primarily in Asia, LGM and the Adviser maintain a network of international contacts in order to monitor international economic and stock market trends and offer clients a global management service. Personnel of the Adviser include the following:

THE HONOURABLE ROBERT LLOYD GEORGE. Chairman. Born in London in 1952 and educated at Eton College, where he was a King's Scholar, and at Oxford University. Prior to founding LGM, Mr. Lloyd George was Managing Director of Indosuez Asia Investment Services Ltd. Previously, he spent four years with the Fiduciary Trust Company of New York researching international securities, in the United States and Europe, for the United Nations Pension Fund. Mr. Lloyd George is the author of numerous published articles and three books -- "A Guide to Asian Stock Markets" (Longmans, Hong Kong, 1989), "The East West Pendulum" (Woodhead-Faulkner, Cambridge, 1991) and "North South -- an Emerging Markets Handbook" (Probus, England, 1994).

WILLIAM WALTER RALEIGH KERR. Finance Director and Chief Operating Officer. Born in 1950 and educated at Ampleforth and Oxford. Mr. Kerr qualified as a Chartered Accountant at Thomson McLintock & Co. before joining The Oldham Estate Company plc as Financial Controller. Prior to joining LGM, Mr. Kerr was a Director of Banque Indosuez's corporate finance subsidiary, Financiere Indosuez Limited, in London. Prior to that Mr. Kerr worked for First Chicago Limited.


SCOBIE DICKINSON WARD. Director and Chief Investment Officer. Born in 1966 and a cum laude graduate of both Phillips Academy Andover, and Harvard University. Mr. Ward joined Indosuez Asia Investment Services in 1989, where he managed the $100 million Himalayan Fund, and the Indosuez Tasman Fund, investing in Australia and New Zealand. Mr. Ward joined LGM on its formation and has extensive experience with the markets and listed companies of Asia.

KIERSTEN CHRISTENSEN. Graduated from Georgetown University in Washington D.C. She joined Chartwell Information in 1992, a consulting company in Washington D.C. She joined LGM in 1993. Ms. Christensen has been the portfolio manager of the Portfolio since May 1, 1996.

While the Portfolio is a New York trust, the Adviser, together with certain Trustees and officers of the Portfolio, are not residents of the United States, and substantially all of their respective assets may be located outside of the United States. It may be difficult for investors to effect service of process within the United States upon such individuals, or to realize judgments of courts of the United States predicated upon civil liabilities of the Adviser and such individuals under the federal securities laws of the United States. The Portfolio has been advised that there is substantial doubt as to the enforceability in the countries in which the Adviser and such individuals reside of such civil remedies and criminal penalties as are afforded by the federal securities laws of the United States.

Under its investment advisory agreement with the Portfolio, the Adviser receives a monthly advisory fee of 0.0625% (equivalent to 0.75% annually) of the average daily net assets of the Portfolio up to $500 million, which fee declines at intervals above $500 million. For the fiscal year ended December 31, 1997, the Portfolio paid the Adviser advisory fees equivalent to 0.56% of the Portfolio's average daily net assets for such year.


The Adviser also furnishes for the use of the Portfolio office space and all necessary office facilities, equipment and personnel for servicing the investments of the Portfolio. The Adviser places the portfolio transactions of the Portfolio with many broker-dealer firms and uses its best efforts to obtain execution of such transactions at prices which are advantageous to the Portfolio and at reasonably competitive commission rates. Subject to the foregoing, the Adviser may consider sales of shares of the Fund as a factor in the selection of firms to execute portfolio transactions. The Fund, the Portfolio, the Manager and the Adviser have adopted Codes of Ethics relating to personal securities transactions. The Codes permit the Manager's and the Adviser's personnel to invest in securities (including securities that may be purchased or held by the Portfolio) for their own accounts, subject to certain reporting and other restrictions and procedures contained in such Codes.


EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924 AND MANAGING INVESTMENT COMPANIES SINCE 1931. EATON VANCE ACTS AS INVESTMENT ADVISER TO INVESTMENT COMPANIES AND VARIOUS INDIVIDUAL AND INSTITUTIONAL CLIENTS WITH ASSETS UNDER MANAGEMENT OF APPROXIMATELY $25 BILLION. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company which through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance.


Eaton Vance, acting under the general supervision of the Boards of Trustees of the Trust and the Portfolio, manages and administers the business affairs of the Fund and the Portfolio. Eaton Vance's services include monitoring and providing reports to the Trustees of the Trust and the Portfolio concerning the investment performance achieved by the Adviser for the Portfolio, recordkeeping, preparation and filing of documents required to comply with federal and state securities laws, supervising the activities of the transfer agent of the Fund and the custodian of the Portfolio, providing assistance in connection with Trustees' and shareholders' meetings and other management and administrative services necessary to conduct the business of the Fund and the Portfolio. Eaton Vance does not provide any investment management or advisory services to the Portfolio or the Fund. Eaton Vance also furnishes for the use of the Fund and the Portfolio office space and all necessary office facilities, equipment and personnel for managing and administering the business affairs of the Fund and the Portfolio.


Under its management contract with the Fund, Eaton Vance receives a monthly management fee in the amount of 1/48 of 1% (equal to 0.25% annually) of the average daily net assets of the Fund up to $500 million, which fee declines at intervals above $500 million. For the fiscal year ended December 31, 1997, the Fund paid Eaton Vance management fees equivalent to 0.25% of the Fund's average daily net assets for such year. In addition, under its administration agreement with the Portfolio, Eaton Vance receives a monthly administration fee in the amount of 1/48 of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500 million, which fee declines at intervals above $500 million. For the fiscal year ended December 31, 1997, the Portfolio paid Eaton Vance administration fees equivalent to 0.25% of the Portfolio's average daily net assets for such year.

Like most mutual funds, the Fund and the Portfolio rely on computers in conducting daily business and processing information. There is a concern that on January 1, 2000 some computer programs will be unable to recognize the new year and as a consequence computer malfunctions will occur. The Administrator is taking steps that it believes are reasonably designed to address this potential problem and to obtain satisfactory assurance from other service providers to the Fund and Portfolio that they are also taking steps to address the issue. There can, however, be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund, the Portfolio or shareholders.

The Portfolio and the Fund, as the case may be, will each be responsible for all respective costs and expenses not expressly stated to be payable by the Adviser under the investment advisory agreement, by Eaton Vance under the management contract or the administration agreement, or by the Principal Underwriter under the distribution agreement.


DISTRIBUTION PLANS
The Trust has adopted a Distribution Plan (the "Class A Plan") for the Fund's Class A shares that is designed to meet the requirements of Rule 12b-1 under the 1940 Act. THE CLASS A PLAN PROVIDES FOR THE PAYMENT OF A MONTHLY DISTRIBUTION FEE TO THE PRINCIPAL UNDERWRITER IN AN AMOUNT EQUAL TO THE AGGREGATE OF (a) .50% OF THAT PORTION OF CLASS A AVERAGE DAILY NET ASSETS FOR ANY FISCAL YEAR WHICH IS ATTRIBUTABLE TO ITS SHARES WHICH HAVE REMAINED OUTSTANDING FOR LESS THAN ONE YEAR AND (b) .25% OF THAT PORTION OF CLASS A AVERAGE DAILY NET ASSETS FOR ANY FISCAL YEAR WHICH IS ATTRIBUTABLE TO ITS SHARES WHICH HAVE REMAINED OUTSTANDING FOR MORE THAN ONE YEAR. Aggregate payments to the Principal Underwriter under the Class A Plan are limited to those permissible pursuant to a rule of the National Association of Securities Dealers, Inc.


The Class A Plan also provides that the Class will pay a quarterly service fee to the Principal Underwriter in an amount equal on an annual basis to .25% of that portion of its average daily net assets for any fiscal year which is attributable to Class A shares which have remained outstanding for more than one year; from such service fee the Principal Underwriter expects to pay a quarterly service fee to Authorized Firms, as compensation for providing personal services and/or the maintenance of shareholder accounts, with respect to shares sold by such Firms which have remained outstanding for more than one year. Service fee payments to Authorized Firms will be in addition to sales charges on Class A shares which are reallowed to Authorized Firms. If the Class A Plan is terminated or not continued in effect, the Class has no obligation to reimburse the Principal Underwriter for amounts expended by the Principal Underwriter in distributing Class A shares.

The Trust has also adopted a compensation-type Distribution Plan ("Class B Plan") pursuant to Rule 12b-1 under the 1940 Act for the Fund's Class B shares. The Plan is designed to permit an investor to purchase shares through an Authorized Firm without incurring an initial sales charge and at the same time permit the Principal Underwriter to compensate Authorized Firms in connection therewith. UNDER SUCH PLANS, THE FUND PAYS THE PRINCIPAL UNDERWRITER A FEE, ACCRUED DAILY AND PAID MONTHLY, AT AN ANNUAL RATE NOT EXCEEDING .75% OF CLASS B AVERAGE DAILY NET ASSETS TO FINANCE THE DISTRIBUTION OF ITS SHARES. Such fees compensate the Principal Underwriter for sales commissions paid by it to Authorized Firms on the sale of Class B shares and for interest expenses. Under the Class B Plan, the Principal Underwriter uses its own funds to pay sales commissions (except on exchange transactions and reinvestments) to Authorized Firms at the time of sale equal to 4% of the purchase price of the Class B shares sold by such Firms. CDSCs paid to the Principal Underwriter will be used to reduce amounts owed to it. Because payments to the Principal Underwriter under the Plan are limited, uncovered distribution charges (sales commissions due the Principal Underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. During the fiscal year ended December 31, 1997, Class B (which was then a separate series fund) paid or accrued sales commissions equivalent to .75% of average daily net assets. As at December 31, 1997, the outstanding uncovered distribution charges of the Principal Underwriter on such day calculated under the Class B Plan amounted to approximately $315,000 (equivalent to 3.4% of net assets on such day). For more information see the Statement of Additional Information.

THE CLASS B PLAN ALSO AUTHORIZES CLASS B TO MAKE PAYMENTS OF SERVICE FEES TO THE PRINCIPAL UNDERWRITER, AUTHORIZED FIRMS AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF ITS AVERAGE DAILY NET ASSETS FOR PERSONAL SERVICES, AND/OR THE MAINTENANCE OF SHAREHOLDER ACCOUNTS. Under the Class B Plan, this fee is paid quarterly in arrears based on the value of Class B shares sold by such persons and remaining outstanding for at least twelve months. For the fiscal year ended December 31, 1997, Class B paid or accrued service fees under its Plan equivalent to 0.17% of average daily net assets for such year.

Distribution of Class B shares by the Principal Underwriter will also be encouraged by the payment by the Adviser to the Principal Underwriter of amounts equivalent to .15% of Class B's annual average daily net assets. Such payments will be made from the Adviser's own resources, not Class assets, in consideration of the Principal Underwriter's distribution efforts.


The Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives sell or are expected to sell significant amounts of shares. In addition, the Principal Underwriter may from time to time increase or decrease the sales commissions payable to Authorized Firms. The Principal Underwriter may at times allow discounts on the sale of Class A shares up to the full sales charge. During periods when the discount includes the full sales charge, Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including without limitation the size of the Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and in the case of Class B shares, the amount of uncovered distribution charges of the Principal Underwriter. The Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.

VALUING SHARES
THE FUND VALUES ITS SHARES ONCE EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Each Class's net asset value per share is determined by the Trust's custodian, Investors Bank & Trust Company ("IBT"), (as agent for the Trust) in the manner authorized by the Trustees of the Trust. The net asset value of each Class is computed by dividing the value of that Class's pro rata share of the Fund's total assets, less its liabilities, by the number of shares of that Class outstanding. Because the Fund invests its assets in an interest in the Portfolio, each Class's net asset value will reflect the value of the Fund's interest in the Portfolio (which, in turn, reflects the underlying value of the Portfolio's assets and liabilities).

Authorized Firms must communicate an investor's order to the Principal Underwriter by a specific time each day to receive that day's public offering price per share. It is the Authorized Firms' responsibility to transmit orders promptly to the Principal Underwriter. The Fund has approved the acceptance of purchase and redemption orders as of the time of their receipt by certain Authorized Firms (or their designated intermediaries).


The Portfolio's net asset value is also determined as of the close of regular trading on the Exchange by IBT (as custodian and agent for the Portfolio) in the manner authorized by the Trustees of the Portfolio. Net asset value is computed by subtracting the liabilities of the Portfolio from the value of its total assets. Exchange-listed securities are valued at closing sale prices; however, the Adviser may provide the fair value of such securities if events occuring since the close of an exchange would materially affect the Portfolio's net asset value.


SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING THE NUMBER OF SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.

HOW TO BUY SHARES
SHARES OF THE FUND MAY BE PURCHASED FOR CASH OR MAY BE ACQUIRED IN EXCHANGE FOR SECURITIES. Class A shares are purchased at the effective public offering price, which price is based on the effective net asset value per share plus the applicable sales charge. The sales charge is divided between the Authorized Firm and the Principal Underwriter. Class B shares are purchased at the net asset value per share next determined after an order is effective. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm. The Fund may suspend the offering of shares at any time and may refuse an order for the purchase of shares.

An initial investment must be at least $1,000. Once an account has been established the investor may send investments of $50 or more at any time directly to the Trust's transfer agent (the "Transfer Agent") as follows:
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services".

In connection with employee benefit or other continuous group purchase plans, the Trust may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Trust as described below under "How to Redeem Shares".

CLASS A SHARES. The sales charge may vary depending on the size of the purchase and the number of Class A shares of Eaton Vance funds the investor may already own, any arrangement to purchase additional shares during a 13-month period or the existence of special purchase programs. Complete details of how investors may purchase shares at reduced sales charges under a Statement of Intention or Right of Accumulation are available from Authorized Firms or the Principal Underwriter.

The current sales charges and dealer commissions are:

                                                                       Sales Charge        Sales Charge        Dealer Commission
                                                                       as Percentage of    as Percentage of    as Percentage of
Amount of Purchase                                                     Offering Price      Amount Invested     Offering Price
-----------------------------------------------------------------------------------------------------------------------------------
Less than $50,000                                                        5.75%               6.10%               5.00%
$50,000 but less than $100,000                                           4.75                4.99                4.00
$100,000 but less than $250,000                                          3.75                3.90                3.00
$250,000 but less than $500,000                                          3.00                3.10                2.50
$500,000 but less than $1,000,000                                        2.00                2.04                1.75
$1,000,000 or more                                                       0.00*               0.00*             See Below**


 *No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1% will be imposed on such investments in the event of certain redemptions within 12 months of purchase.
**A commission on sales of $1 million or more will be paid as follows:
  1.00% on amounts of $1 million or more but less than $3 million;
  plus 0.50% on amounts from $3 million but less than $5 million; plus 0.25% on amounts of $5 million or more. Purchases of $1 million or more will be aggregated over a 12-month period for purposes of determining the commission to be paid.


Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds, including the Portfolio; to clients and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to registered representatives and employees of Authorized Firms and bank employees who refer customers to registered representatives of Authorized Firms; to officers and employees of IBT and the Transfer Agent; and to such persons' spouses and children under the age of 21 and their beneficial accounts. Class A shares may also be issued at net asset value (1) in connection with the merger of an investment company or series thereof with the Fund, (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the Principal Underwriter provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code") ("Eligible Plans") and "rabbi trusts". The Trust's Principal Underwriter may pay commissions to Authorized Firms who initiate and are responsible for purchases of Class A shares of the Fund by Eligible Plans of up to 1.00% of the amount invested in such shares.


ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as Manager, in exchange for Fund shares at their net asset value as determined above. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price of Class A shares or net asset value of Class B shares on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities, but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities.


Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an Authorized Firm, together with a completed and signed Letter of Transmittal in approved form (available from Authorized Firms), as follows:



IN THE CASE OF BOOK ENTRY:                                      IN THE CASE OF PHYSICAL DELIVERY:
Deliver through Depository Trust Co.                            Investors Bank & Trust Company
Broker #2212                                                    Attention: Eaton Vance Emerging Markets Fund (state
Investors Bank & Trust Company                                  Class)
For A/C Eaton Vance Emerging Markets Fund (state Class)         Physical Securities Processing Settlement Area
                                                                200 Clarendon Street
                                                                Boston, MA 02116

Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities.

IF YOU DON'T HAVE AN AUTHORIZED FIRM, EATON VANCE CAN RECOMMEND ONE.

HOW TO REDEEM SHARES
A SHAREHOLDER MAY REDEEM SHARES IN ONE OF THREE WAYS -- BY MAIL, BY TELEPHONE OR THROUGH AN AUTHORIZED FIRM. The redemption price will be based on the net asset value per share next computed after a redemption request is received in the proper form as described below. Within seven days after receipt of a redemption request in good order by the Transfer Agent, the Trust will make payment in cash for the net asset value of the shares as of the date determined above, reduced by the amount of any applicable CDSC (described below) and any federal income tax required to be withheld.

REDEMPTION BY MAIL. Shares may be redeemed by delivering to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, during its business hours a written request for redemption in good order, plus any share certificates with executed stock powers. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a Commission regulation and acceptable to the Transfer Agent. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.

REDEMPTION BY TELEPHONE. Shares may be redeemed by telephone provided the investor has not disclaimed in writing the use of the privilege. Such redemptions can be effected by calling the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). The proceeds of a telephone redemption may be no greater than the maximum amount established by the Principal Underwriter (currently $50,000) and may be mailed only to the account address of record. Shares held by corporations, trusts or certain other entities, or subject to fiduciary arrangements, may not be redeemed by telephone. Neither the Trust, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated by telephone are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone redemption may be difficult to implement.

REDEMPTION THROUGH AN AUTHORIZED FIRM. To sell shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of such shares is based upon the net asset value calculated after the order is deemed to be received by the Trust or the Principal Underwriter, as the Trust's agent. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to the Principal Underwriter. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from the Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

If shares were recently purchased, the proceeds of a redemption will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. Redemptions may result in a taxable gain or loss.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

CONTINGENT DEFERRED SALES CHARGE. Each class of shares is subject to a CDSC on certain redemptions. The CDSC is calculated based on the lower of the net asset value at the time of purchase or the time of redemption. Shares acquired through the reinvestment of distributions are exempt. Redemptions are made first from shares in the account which are not subject to a CDSC.

In calculating a CDSC upon the redemption of shares acquired in an exchange, the shares are deemed to have been acquired at the time of the original purchase of the exchanged shares and, in the case of Class B shares, the CDSC schedule applicable to the exchanged shares will apply to the acquired shares. No CDSC is imposed on shares sold to Eaton Vance or its affiliates, or to their respective employees or clients. Shares acquired as the result of a merger or liquidation of another Eaton Vance sponsored fund generally will be subject to the same CDSC rate imposed by the prior fund.


CLASS A SHARES. If Class A shares are purchased at net asset value because the purchase amount is $1 million or more, they will be subject to a 1% CDSC if redeemed within 12 months of purchase.


CLASS B SHARES. Class B shares will be subject to the following CDSC schedule:

Year of Redemption
After Purchase                                                             CDSC
--------------------------------------------------------------------------------
First or Second                                                             5%
Third                                                                       4%
Fourth                                                                      3%
Fifth                                                                       2%
Sixth                                                                       1%
Seventh and following                                                       0%

The Class B CDSC is waived for redemptions (1) pursuant to a Withdrawal Plan (see "Eaton Vance Shareholder Services"), (2) as part of a required minimum distribution from a tax-sheltered retirement plan, or (3) following the death of all beneficial owners of shares, provided the redemption is requested within one year of death (a death certificate and other applicable documents may be required).

REPORTS TO SHAREHOLDERS
THE FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the independent accountants. Shortly after the end of each calendar year, shareholders will be furnished with information necessary for preparing federal and state tax returns. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS
AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF SHARES, THE TRANSFER AGENT WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE TRUST'S RECORDS. This account is a complete record of all transactions which at all times shows the balance of shares owned. The Trust will not issue share certificates except upon request.

Each time a transaction takes place in a shareholder's account, the shareholder will receive a statement showing complete details of the transaction and the current balance in the account. (Under certain investment plans, statements may be sent only quarterly.) THE LIFETIME INVESTING ACCOUNT ALSO PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS IN SHARES BY SENDING A CHECK FOR $50 OR MORE to the Transfer Agent.

Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 (please provide the name of the shareholder, the Fund and Class and the account number).

THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Trust's dividend disbursing agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The currently effective option will appear on each account statement.

SHARE OPTION -- Dividends and capital gains will be reinvested in additional shares.

INCOME OPTION -- Dividends will be paid in cash, and capital gains will be reinvested in additional shares.

CASH OPTION -- Dividends and capital gains will be paid in cash.

The SHARE OPTION will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under federal income tax laws.

If shareholder communications are returned by the United States Postal Service or other delivery service as not deliverable, the distribution option on the account will be automatically changed to the SHARE OPTION until such time as the shareholder selects a different option. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, dividends and/or capital gains may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.

"STREET NAME" ACCOUNTS. If shares are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Trust and its Transfer Agent. Since the Trust will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another Authorized Firm or to an account directly with the Trust involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an Authorized Firm, or transferring the account to another Authorized Firm, an investor wishing to reinvest distributions should determine whether the Authorized Firm which will hold the shares allows reinvestment of distributions in "street name" accounts.

THE EATON VANCE EXCHANGE PRIVILEGE
Shares of the Fund currently may be exchanged for shares of the same class of one or more other funds in the Eaton Vance Group of Funds. Class A shares may also be exchanged for shares of Eaton Vance Cash Management Fund, Eaton Vance Income Fund of Boston, and Eaton Vance Tax Free Reserves. Class B shares may also be exchanged for shares of Eaton Vance Prime Rate Reserves, which are subject to an early withdrawal charge, or shares of Eaton Vance Money Market Fund, which are subject to a CDSC, and shares of a money market fund sponsored by an Authorized Firm and approved by the Principal Underwriter (an "Authorized Firm fund"). Any such exchange will be made on the basis of the net asset value per share of each fund/class at the time of the exchange (plus, in the case of an exchange made within six months of the date of purchase of Class A shares subject to an initial sales charge, an amount equal to the difference, if any, between the sales charge previously paid on the shares being exchanged and the sales charge payable on the shares being acquired). Exchange offers are available only in states where shares of the fund being acquired may be legally sold. Exchanges are subject to any restrictions or qualifications set forth in the current prospectus of any such fund.

Each exchange must involve shares which have a net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Trust does not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.

The Transfer Agent makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Shares"). Consult the Transfer Agent for additional information concerning the exchange privilege. Applications and prospectuses of other funds are available from Authorized Firms or the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.

No CDSC is imposed on exchanges. For purposes of calculating the CDSC upon the redemption of shares acquired in an exchange, the CDSC schedule applicable to the shares at the time of purchase will apply and the purchase of shares acquired in one or more exchanges is deemed to have occurred at the time of the original purchase of the exchanged shares, except that time during which shares are held in an Authorized Firm fund will not be credited toward completion of the CDSC period. For the CDSC schedule applicable to Class B Funds (except Prime Rate Reserves and Class B shares of the Limited Maturity Funds), see "How to Redeem Shares". The CDSC or early withdrawal charge schedule applicable to Prime Rate Reserves and Class B shares of the Limited Maturity Funds is 3%, 2.5%, 2% or 1% in the event of a redemption occurring in the first, second, third or fourth year, respectively, after the original share purchase.

Telephone exchanges are accepted by the Transfer Agent provided that the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Trust, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of exchange instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.

EATON VANCE SHAREHOLDER SERVICES
THE TRUST OFFERS THE FOLLOWING SERVICES, WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the Fund or Class as an expense to all shareholders.

INVEST-BY-MAIL -- FOR PERIODIC SHARE ACCUMULATION. Once the $1,000 minimum investment has been made, checks of $50 or more payable to the order of the Fund and specifying the Class being purchased may be mailed directly to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 at any time -- whether or not distributions are reinvested. The name of the shareholder, the Fund and Class and the account number should accompany each investment.

BANK AUTOMATED INVESTING -- FOR REGULAR SHARE ACCUMULATION. Cash investments of $50 or more may be made automatically each month or quarter from the shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.

WITHDRAWAL PLAN. A shareholder may draw on shareholdings systematically with monthly or quarterly checks. For Class B shares, any such withdrawals may not in the aggregate exceed 12% annually of the account balance at the time the plan is established. Such amount will not be subject to the Class B CDSC. See "How to Redeem Shares". A minimum deposit of $5,000 in shares is required. The maintenance of a withdrawal plan concurrently with purchases of additional Class A shares would be disadvantageous because of the sales charge included in such purchase.


STATEMENT OF INTENTION. Purchases of $50,000 or more of Class A shares made over a 13-month period are eligible for reduced sales charges under a Statement of Intention. 5% of the dollar amount to be purchased will be held in escrow in the form of shares registered in the Investor's name until the Statement is satisfied or the 13- month period expires. See the Account Application for details.


RIGHT OF ACCUMULATION. Purchases may qualify for reduced sales charges on Class A shares when the current market value of holdings (shares at current offering price), plus new purchases, reaches $50,000 or more. Class A shares of the Eaton Vance funds listed under "The Eaton Vance Exchange Privilege" may be combined under the Statement of Intention and Right of Accumulation.

REINVESTMENT PRIVILEGE. A shareholder who has redeemed shares may reinvest, with credit for any CDSC paid on the redeemed shares, any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional share to round off the purchase to the nearest full share) in the same shares (or for Class A shares in Class A shares of any other Eaton Vance fund), provided that the reinvestment is effected within 60 days after such redemption and the privilege has not been used more than once in the prior 12 months. Shares are sold to a reinvesting shareholder at the next determined net asset value following timely receipt of a written purchase order by the Principal Underwriter or by the Trust (or by the Trust's Transfer Agent). To the extent that any shares are sold at a loss and the proceeds are reinvested in shares (or other shares are acquired) within the period beginning 30 days before and ending 30 days after the date of the redemption, some or all of the loss generally will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.

TAX-SHELTERED RETIREMENT PLANS. Class A shares of the Fund are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the Principal Underwriter. This information should be read carefully and consultation with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the Principal Underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.


DISTRIBUTIONS AND TAXES
It is the present policy of the Fund to make (A) at least one distribution annually (normally in December) of all or substantially all of the investment income (if any) allocated to the Fund by the Portfolio (less the Fund's direct and allocated expenses and class-specific expenses), and (B) at least one distribution annually of all or substantially all of the net realized capital gains (if any) allocated to the Fund by the Portfolio (reduced by any available capital loss carryforwards from prior years). Shareholders may reinvest all distributions in shares of the Fund without a sales charge at the net asset value per share as of the close of business on the ex-dividend date.


The Fund intends to distribute each year substantially all of its net investment company taxable income, (consisting generally of taxable net investment income, net short-term capital gain and net gains from certain foreign currency transactions) and net capital gains. The Fund's distributions will generally not qualify for the dividends-received deduction for corporations.

Distributions of investment company taxable income are taxable to shareholders as ordinary income, whether paid in cash or additional shares. Distributions of net capital gain are taxable to shareholders as long-term capital gain, whether paid in cash or additional shares and regardless of the length of time shares have been owned by the shareholder. Long-term capital gain is separated into different tax rate groups depending on the length of time the asset is held by the Portfolio prior to sale. Current IRS rules permit the Fund to designate net capital gain distributions as "28% rate gain distributions" or "20% rate gain distributions," and require shareholders to treat such distributions accordingly.

Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution. Certain distributions paid in January will be taxable to shareholders as if received on December 31 of the prior year.

The redemption of shares of the Fund may result in a taxable gain or loss to the redeeming shareholder, depending on whether the amount received is greater or less than such shareholder's adjusted tax basis in the shares redeemed. An exchange of shares of the Fund for shares of another Eaton Vance fund generally will have similar tax consequences. Sales charges paid upon a purchase of Class A shares cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund or of another fund pursuant to the Fund's reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

Taxable distributions to certain shareholders, including those who have not provided the Fund with their correct taxpayer identification number and other required certifications, may be subject to "backup" federal tax withholding of 31%.


The foregoing only summarizes some of the federal tax consequences to shareholders of investing in shares of the Fund, and does not address special tax rules applicable to certain types of investors, such as corporate and foreign investors, individual retirement accounts and other retirement plans. Investors should consult their tax advisers.


PERFORMANCE INFORMATION
FROM TIME TO TIME, AVERAGE ANNUAL TOTAL RETURN MAY BE ADVERTISED. Average annual total return is determined separately for each Class of the Fund by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price (including maximum sales charge for Class A shares, net asset value for Class B shares) for specified periods, assuming reinvestment of all distributions. The average annual total return calculation assumes a complete redemption of the investment and the deduction of any applicable CDSC at the end of the period. The Fund may also publish annual and cumulative total return figures from time to time. Total return may be quoted for the period prior to commencement of operations which would reflect the Class' total return (or that of its predecessor) adjusted to reflect any applicable sales charge.

The Fund may also publish total return figures for each Class which do not take into account any sales charge. Any performance figure which does not take into account a sales charge would be reduced to the extent such charge is imposed. The Fund's performance may be compared in publications to the performance of various indices and investments for which reliable data is available, and to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.

Investors should note that investment results will fluctuate over time, and any presentation of the total return for any prior period should not be considered a representation of what an investment may earn or what the total return may be in any future period. Investment results are based on many factors, including market conditions, the composition of the security holdings of the Portfolio and the operating expenses of the Fund and the Portfolio. Investment results also often reflect the risks associated with the particular investment objective and policies of the Fund and the Portfolio. Among others, these factors should be considered when comparing investment results to those of other mutual funds and other investment vehicles. If the expenses of the Fund or the Portfolio are allocated to Eaton Vance or the Adviser, the Fund's performance will be higher.


The following chart reflects the annual investment returns of Class B of the Fund for one-year periods ending December 31 and does not take into account any sales charge which investors may bear. The performance of the predecessor fund of Class A was different.



               LIFE OF FUND AVERAGE ANNUAL TOTAL RETURN -- 7.35%


           1994(1)*         1995*          1996*          1997*

           (0.40%)          0.90%         28.49%          (3.48%)

(1)From the start of business, November 30, 1994 to December 31, 1994.

  *If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns.

[LOGO]                Investing
EATON VANCE           for the
=================     21st
     Mutual Funds     Century


-------------------------------------------------------------------------------
Eaton Vance
Emerging Markets Fund




PROSPECTUS
MAY 1, 1998




-------------------------------------------------------------------------------

SPONSOR AND MANAGER OF EATON VANCE EMERGING MARKETS FUND
Administrator of Emerging Markets Portfolio
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

ADVISER OF EMERGING MARKETS PORTFOLIO
Lloyd George Investment Management (Bermuda) Limited, 3808 One Exchange Square, Central, Hong Kong

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116

TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122

AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110


                                                                             EMP

[LOGO]                Investing
EATON VANCE           for the
=================     21st
     Mutual Funds     Century


                                     PART A
                      INFORMATION REQUIRED IN A PROSPECTUS


                                   EATON VANCE
                               GREATER INDIA FUND

EATON VANCE GREATER INDIA FUND (THE "FUND") IS A MUTUAL FUND SEEKING LONG-TERM CAPITAL APPRECIATION THROUGH INVESTMENT IN EQUITY SECURITIES OF COMPANIES IN INDIA AND SURROUNDING COUNTRIES OF THE INDIAN SUBCONTINENT. THE FUND INVESTS ITS ASSETS IN SOUTH ASIA PORTFOLIO (THE "PORTFOLIO"), A DIVERSIFIED OPEN-END INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND, RATHER THAN BY DIRECTLY INVESTING IN AND MANAGING ITS OWN PORTFOLIO OF SECURITIES. INVESTMENTS IN INDIA AND THE INDIAN SUBCONTINENT CAN INVOLVE SIGNIFICANT RISKS THAT ARE NOT NORMALLY INVOLVED IN INVESTMENT IN SECURITIES OF U.S. COMPANIES, AND THEREFORE THE FUND MAY NOT BE SUITABLE FOR ALL INVESTORS. THE FUND IS A SERIES OF EATON VANCE SPECIAL INVESTMENT TRUST (THE "TRUST").

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING FLUCTUATIONS IN VALUE AND THE POSSIBLE LOSS OF SOME OR ALL OF THE PRINCIPAL INVESTMENT.


This Prospectus is designed to provide you with information you should know before investing. Please retain this document for future reference. A Statement of Additional Information dated May 1, 1998 for the Fund, as supplemented from time to time, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated herein by reference. This Statement of Additional Information is available without charge from the Fund's principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone
(800) 225-6265). The sponsor and manager of the Fund and the administrator of the Portfolio is Eaton Vance Management, 24 Federal Street, Boston, MA 02110 (the "Manager"). The Portfolio's investment adviser is Lloyd George Investment Management (Bermuda) Limited (the "Adviser"). The principal business address of the Adviser is 3808 One Exchange Square, Central, Hong Kong.


   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
   REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTENTS

                                                       Page                                                       Page
----------------------------------------------------------------------------------------------------------------------
Shareholder and Fund Expenses                             2    How to Buy Shares                                    13
The Fund's Financial Highlights                           3    How to Redeem Shares                                 15
The Fund's Investment Objective                           4    Reports to Shareholders                              16
Investment Opportunities in India and the Indian               The Lifetime Investing Account/ Distribution Options 16
Subcontinent                                              4    The Eaton Vance Exchange Privilege                   17
Investment Policies and Risks                             5    Eaton Vance Shareholder Services                     18
Organization of the Fund and the Portfolio                9    Distributions and Taxes                              19
Management of the Fund and the Portfolio                 10    Performance Information                              19
Distribution Plans                                       12
Valuing Shares                                           13
----------------------------------------------------------------------------------------------------------------------

                         Prospectus dated May 1, 1998

SHAREHOLDER AND FUND EXPENSES
SHAREHOLDER TRANSACTION EXPENSES

                                                                                       Class A      Class B
                                                                                       Shares       Shares
-------------------------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases of Shares (as a percentage of offering
  price)                                                                                5.75%        None
Sales Charges Imposed on Reinvested Distributions                                       None         None
Fees to Exchange Shares                                                                 None         None
Maximum Contingent Deferred Sales Charge                                                None         5.00%

Annual Fund and Allocated Portfolio Operating Expenses (as a percentage of average daily net assets)


                                                                                       Class A      Class B
                                                                                       Shares       Shares
-----------------------------------------------------------------------------------------------------------
Management Fees                                                                         1.25%        1.25%
Rule 12b-1 Distribution and Service Fees                                                0.50         0.91
Other Expenses                                                                          0.92         0.92
                                                                                        ---          ---
Total Operating Expenses                                                                2.67%        3.08%
                                                                                        ====         ====



Example
An investor would pay the following expenses and, in the case of Class A shares, maximum initial sales charge or, in the case of Class B shares, the applicable contingent deferred sales charge on a $1,000 investment, assuming (a) 5% annual return and (b) redemption at the end of each period:


                                                                                       Class A      Class B
                                                                                       Shares       Shares
-----------------------------------------------------------------------------------------------------------
 1 Year                                                                                 $ 83         $ 81
 3 Years                                                                                 136          135
 5 Years                                                                                 191          182
10 Years                                                                                 340          339


An investor would pay the following expenses on the same investment, assuming (a) 5% annual return and (b) no redemptions:


                                                                                       Class A      Class B
                                                                                       Shares       Shares
--------------------------------------------------------------------------------------------------------------
 1 Year                                                                                 $ 83         $ 31
 3 Years                                                                                 136           95
 5 Years                                                                                 191          162
10 Years                                                                                 340          339


NOTES: The table and Example summarize the aggregate expenses of the Portfolio and each Class of shares of the
Fund and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund. Information for Class B shares is based on its expenses for the most recent fiscal year. Information for Class A shares is estimated based upon the most recent fiscal year of its predecessor fund adjusted for the multiple-class structure. Management Fees include management fees paid by the Fund and investment advisory and administration fees paid by the Portfolio of 0.25%, 0.75% and 0.25%, respectively.

The Fund offers two classes of shares. Class A shares are sold subject to a sales charge imposed at the time of purchase. No sales charge is payable at the time of purchase on investments in Class A shares of $1 million or more. However, a contingent deferred sales charge ("CDSC") of 1% will be imposed on such investments in the event of certain redemptions within 12 months of purchase. Class B shares are sold subject to a declining CDSC (5% maximum) if redeemed within six years of purchase. The CDSC does not apply in certain circumstances. See "How to Buy Shares" and "How to Redeem Shares".

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Federal regulations require the Example to assume a 5% annual return, but actual return will vary. A long-term shareholder may pay more than the economic equivalent of the maximum front-end sales charge permitted by a rule of the National Association of Securities Dealers, Inc. For further information regarding the expenses of the Fund and the Portfolio, see "The Fund's Financial Highlights", "Management of the Fund and the Portfolio", "Distribution Plans" and "How to Redeem Shares".

The Fund invests exclusively in the Portfolio. Other investment companies and investors with different distribution arrangements and fees are investing in the Portfolio and others may do so in the future. See "Organization of the Fund and the Portfolio".


THE FUND'S FINANCIAL HIGHLIGHTS
The following information should be read in conjunction with the financial statements that appear in the Fund's annual report to shareholders. The Fund's financial statements have been audited by Deloitte & Touche LLP, independent certified public accountants, as experts in accounting and auditing. The financial statements and the independent auditors' report are incorporated by reference into the Statement of Additional Information. Further information regarding the performance of the Fund is contained in its annual report to shareholders which may be obtained without charge by contacting the Principal Underwriter. The financial information for each of the periods presented in the Fund's Financial Highlights are for the Fund prior to reclassification as Class B shares on January 1, 1998. Information for Class A shares is not presented because this class did not exist prior to January 1, 1998. The Financial Highlights for Class A shares will differ from the Financial Highlights for Class B shares due to the different fees imposed on Class A shares.

                                                                 Year Ended December 31,
                                              ------------------------------------------------------------------
                                              1997             1996                1995                1994*
----------------------------------------------------------------------------------------------------------------
Net asset value -- beginning of year           $ 5.910         $  6.550            $  9.840             $10.000
                                               -------         --------            --------            --------
Income (loss) from operations:
  Net investment loss                          $(0.126)        $ (0.099)++         $ (0.176)           $ (0.065)
  Net realized and unrealized gain
    (loss) on investments                        0.446           (0.541)             (3.114)             (0.095)
                                               -------         --------            --------            --------
      Total income (loss) from
        operations                             $ 0.320         $ (0.640)           $ (3.290)           $ (0.160)
                                               -------         --------            --------            --------
Net asset value -- end of year                 $ 6.230         $  5.910            $  6.550            $  9.840
                                               =======         ========            ========            ========
Total Return(1)                                   5.42%           (9.77)%            (33.43)%             (1.60)%
Ratios/Supplemental Data:
  Net assets, end of year (000 omitted)        $68,812         $ 74,661            $ 21,041            $ 38,925
  Ratio of net expenses to average
    daily net assets(2)(3)                        3.08%            2.88%               3.31%               2.54%+
  Ratio of net expenses to average
    daily net assets after custodian fee
    reduction(2)                                  3.05%            2.65%               2.90%            --
  Ratio of net investment loss to
    average daily net assets                     (1.67)%          (1.46)%             (1.74)%             (1.42)%+
Portfolio Turnover of the Fund(4)                  --               --                  --                  --
Portfolio Turnover of the Portfolio(4)              48%              46%                 38%                  1%

  + Computed on an annualized basis.
 ++ Computed using average shares outstanding.

  * For the period from the start of business, May 2, 1994, to December 31, 1994.

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Income dividends are assumed to be reinvested at the net asset value on the ex-dividend date. Capital gain distributions, if any, are assumed to be reinvested at the net asset value on the ex-dividend date. Total return is computed on a non-annualized basis.
(2) Includes the Fund's share of the Portfolio's allocated expenses.
(3) The expense ratios for the years ended December 31, 1997, 1996 and 1995 have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the period ended December 31, 1994 have not been adjusted to reflect this change.
(4) Portfolio turnover of the Fund represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The Fund began investing in the Portfolio on May 2, 1994.

THE FUND'S INVESTMENT OBJECTIVE
THE FUND'S INVESTMENT OBJECTIVE IS TO SEEK LONG-TERM CAPITAL APPRECIATION. It currently seeks to meet its investment objective by investing its assets in South Asia Portfolio (the "Portfolio"), a separate registered investment company which has the same investment objective and policies as the Fund. The Portfolio invests primarily in equity securities of companies in India and surrounding countries of the Indian subcontinent. The Portfolio will normally invest at least 50% of its total assets in equity securities of Indian companies. The investment objective of the Fund and the Portfolio are nonfundamental and may be changed when authorized by a vote of the Trustees of the Trust or the Portfolio, respectively, without obtaining the approval of the Fund's shareholders or the investors in the Portfolio, as the case may be.


The Fund is intended for long-term investors who can accept international investment risk, little or no current income, and volatility in the value of their investment and is not intended to be a complete investment program. Prospective investors should take into account their objectives and other investments when considering the purchase of Fund shares. The Fund cannot assure achievement of its investment objective. In addition, investments in India and the Indian subcontinent can be considered speculative, and therefore may offer higher potential for gains and losses than investments in the developed markets of the world.


INVESTMENT OPPORTUNITIES IN INDIA AND THE INDIAN SUBCONTINENT
THE FOLLOWING IS A GENERAL DISCUSSION OF CERTAIN FEATURES OF THE ECONOMIES OF INDIA, PAKISTAN AND SRI LANKA. There can be no assurance that the Portfolio will be able to capitalize on the factors described herein. Opinions expressed herein are the good faith opinions of the Portfolio's investment adviser, Lloyd George Investment Management (Bermuda) Limited (the "Adviser"). Unless otherwise indicated, all amounts are expressed in United States dollars.

India is the seventh largest country in the world, covering an area of approximately 3,300,000 square kilometers. It is situated in South Asia and is bordered by Nepal, Bhutan and China in the north, Myanmar and Bangladesh in the east, Pakistan in the west and Sri Lanka in the south.


India's population is currently estimated at approximately 1.054 million; the figure in 1991, according to the official census, was 846 million. Most of the population still lives in rural areas. Approximately 84 percent are Hindus, 11 percent Muslims, 2 percent Sikhs, 2 percent Christians and 1 percent Buddhists. The official language is Hindi, with English also being used widely in official and business communications. With a middle class of approximately 150 million people, India constitutes one of the largest markets in the world.

Unlike certain other emerging market countries, India has a long tradition of trade and markets, despite the central planning of the economy carried out by the Indian government in the first decades after India's independence. The Bombay Stock Exchange, for example, was founded over 120 years ago, is the oldest stock exchange in Asia and currently lists almost 5,700 companies, more than the New York Stock Exchange.


India became independent from the United Kingdom in 1947. It is governed by a parliamentary democracy under the Constitution of India, under which the executive, legislative and judicial functions are separated. India has been engaged in a policy of gradual economic reform since the mid-1980's. In 1991, the Government of Prime Minister Narasimha Rao had introduced far-reaching measures with the goal of reducing government intervention in the economy, strengthening India's industrial base, expanding exports and increasing economic efficiency. The main focus of the policy was to place more authority for making business decisions in the hands of those who operate the businesses. The system of industrial licenses known as the "License Raj", by means of which the government controlled many private sector investment decisions, was substantially modified. Government approvals required to increase, reduce or change production have been greatly reduced.


Modern economic development in India began in the mid-1940's with the publication of the Bombay Plan. The Planning Commission was established in 1950 to assess the country's available resources and to identify growth areas. A centrally planned economic model was adopted, and in order to control the direction of private investment, most investment and major economic decisions required government approval. Foreign investment was allowed only selectively. This protectionist regime held back development of India's economy until the mid-1980's when there began a gradual move towards the liberalization and market orientation of the economy. After the liberalization measures, which began in 1985, the annual growth of the country's real gross domestic product has risen from an average 3-4% since the 1940's to an average 5.7% between 1991 and 1997.


Since 1991, the Indian government has continued to adopt measures to further open the economy to private investment, attract foreign capital and speed up the country's industrial growth rate. For example, the banking industry has recently been opened to the private sector, including to foreign investors. Most banks were nationalized in 1969, and no new privately owned banks had been permitted. The Government is now granting new banking licenses. The Government also has recently permitted foreign brokerage firms to operate in India on behalf of Foreign Institutional Investors ("FIIs"), and has permitted foreign investors to own majority stakes in Indian asset management companies. In 1992, it was announced that FIIs would be able to invest directly in the Indian capital markets. In September 1992, the guidelines for FIIs were published and a number of such investors have been registered by the Securities and Exchange Board of India, including the Adviser. In 1995, FII regulations were supplemented and the Parliament approved the establishment of central share depositories. Beginning in September 1995, several measures have been adopted to establish securities depositories and permit trading without share certificates. Such trading in selected securities has begun, but the process is not yet well-defined.


The government has also cut subsidies to ailing public sector businesses. Further cuts, and privatizations, are expected, although resistance by labor unions and other interest groups may hinder this process. Continuing the reform process, recent budgets have implemented tax cuts for the corporate sector and reductions in import duties. In sum, the government's new policies seek to expand opportunities for entrepreneurship in India. The recently concluded mid term elections of 1998 to the Indian parliament has resulted in a fragmented verdict with no single party able to muster the required majority. The right wing Bharatiya Janata Party (BJP) has formed a coalition government with the support of a number of small, regional parties. Mr. Atai Bihari Vaypayee is the new Prime Minister and Mr. Yashwant Sinha the new Finance Minister. It is unclear to what extent the new government will endorse these policies.

Foreign investors have responded to these trends by putting resources into the Indian economy. According to the Reserve Bank of India, total inflows, including both foreign direct and foreign portfolio investment, rose from about $150 million in fiscal year 1992 to over $4.6 billion in fiscal year 1997. India's foreign exchange reserves, which had fallen to about $1 billion in 1991, were over $28 billion in November, 1997. Future direction of foreign investment flows, however is dependent on clear cut policy thrust from the new government.


In view of these trends, the Adviser believes that India now represents one of the Asian economies most likely to experience significant growth in the next several years. This growth may be expected to manifest itself in rising share prices of many companies participating in the Indian economy.

Pakistan and Sri Lanka have also taken steps to liberalize their economies and improve economic growth. In Pakistan, Prime Minister Mohammad Nawaz Sharif, although involved in political controversy in late 1997, has attempted to continue many of the liberalization policies already established. In Sri Lanka, the government continues to review and revise laws, regulations and procedures with the goal of promoting a competitive business environment and reducing unnecessary government regulation. As a result, international investors have showed increasing interest in Pakistan and Sri Lanka. The Portfolio has no current intention to invest more than 5% of its assets in companies in the Indian subcontinent located in other than India, Pakistan or Sri Lanka.


INVESTMENT POLICIES AND RISKS
THE PORTFOLIO SEEKS TO ACHIEVE ITS OBJECTIVE BY INVESTING IN A CAREFULLY SELECTED AND CONTINUOUSLY MANAGED PORTFOLIO CONSISTING PRIMARILY OF EQUITY SECURITIES OF COMPANIES IN INDIA AND SURROUNDING COUNTRIES OF THE INDIAN SUBCONTINENT. A company will be considered to be in India or another country if it is domiciled or has significant operations in that country. The Portfolio will, under normal market conditions, invest at least 65% of its total assets in such securities ("Greater India investments") and at least 50% of its total assets in equity securities of Indian companies. Greater India investments are typically listed on stock exchanges or traded in the over-the-counter markets in countries of the Indian subcontinent, but also include securities traded in markets outside these countries, including securities trading in the form of Global Depositary Receipts and American Depositary Receipts.

Equity securities, for purposes of the 65% policy, will be limited to common and preferred stocks; equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; special classes of shares available only to foreign investors in markets that restrict ownership by foreign investors to certain classes of equity securities; convertible preferred stocks; and other convertible instruments. The convertible instruments in which the Portfolio will invest will generally not be rated, but will typically be equivalent in credit quality to securities rated below investment grade (i.e., credit quality equivalent to lower than Baa by Moody's Investors Service, Inc. and lower than BBB by Standard & Poor's Ratings Group). Convertible debt securities that are not investment grade are commonly called "junk bonds" and have risks similar to equity securities; they have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt securities. Such debt securities will not exceed 20% of total assets.

When consistent with its investment objective, the Portfolio may also invest in equity securities of companies not in the Indian subcontinent, as well as warrants, options on equity securities and indices, options on currency, futures contracts, options on futures contracts, forward foreign currency exchange contracts, currency swaps and other non-equity investments. The issuers of these equity securities may be located in neighboring countries outside the region, such as Indonesia and Malaysia, as well as more developed countries.

During temporary defensive periods, such as during abnormal market or economic conditions, the Portfolio may invest some or all of its total assets in high grade debt securities of foreign and United States companies, foreign governments and the U.S. Government, and their respective agencies, instrumentalities, political subdivisions and authorities, as well as in high quality money market instruments denominated in U.S. dollars or a foreign currency. The Portfolio may borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions.


INVESTING IN FOREIGN SECURITIES. Investing in securities issued by foreign companies and governments involves considerations and possible risks not typically associated with investing in securities issued by the U.S. Government and domestic corporations. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. Foreign currency exchange rates may fluctuate significantly over short periods of time causing the Portfolio's net asset value to fluctuate as well. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions, custody fees and other costs of investing are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign issuers could be adversely affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, armed conflict, and potential difficulties in enforcing contractual obligations. Transactions in the securities of foreign issuers could be subject to settlement delays and risk of loss.

More than 25% of the Portfolio's total assets, adjusted to reflect currency transactions and positions, may be denominated in any single currency. Concentration in a particular currency will increase the Portfolio's exposure to adverse developments affecting the value of such currency. An issuer of securities purchased by the Portfolio may be domiciled in a country other than the country in whose currency the securities are denominated.

Since the Portfolio will, under normal market conditions, invest at least 65% of its total assets in Greater India investments, its investment performance will be especially affected by events affecting companies in the Indian subcontinent and particularly India. The value and liquidity of Greater India investments may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the Indian subcontinent or neighboring regions. Economic conditions, political stability and market depth in the region are comparatively underdeveloped. Greater India investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries. In comparison to the United States and other developed countries, countries in the Indian subcontinent have relatively unstable governments and economies based on only a few industries. Given the Portfolio's investments, the Portfolio will likely be particularly sensitive to changes in the economies of such countries as a result of any reversals of economic liberalization in those countries, political unrest or changes in trading status.

SECURITIES TRADING MARKETS. The securities markets in the Indian subcontinent are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by the Portfolio. The prices at which the Portfolio may acquire investments may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by the Portfolio in particular securities. The securities markets in the region are susceptible to being influenced by large investors trading significant blocks of securities. Similarly, volume and liquidity in the bond markets in these countries are less than in the United States and, at times, price volatility can be greater than in the United States. The limited liquidity of these securities markets may also affect the Portfolio's ability to acquire or dispose of securities at the price and time it wishes to do so.

The stock markets in the region are undergoing a period of growth and change, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant laws and regulations. The securities industries in these countries are comparatively underdeveloped, and stockbrokers and other intermediaries may not perform as well as their counterparts in the United States and other more developed securities markets. Physical delivery of securities in small lots generally has been required in India and a shortage of vault capacity and trained personnel has existed among qualified custodial Indian banks. The Portfolio may be unable to sell securities where the registration process is incomplete and may experience delays in receipt of dividends. If trading volume is limited by operational difficulties, the ability of the Portfolio to invest its assets may be impaired.

Settlement of securities transactions in the Indian subcontinent may be delayed and is generally less frequent than in the United States, which could affect the liquidity of the Portfolio's assets. In addition, disruptions due to work stoppages and trading improprieties in these securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Portfolio was heavily invested, the Fund's ability to redeem Fund shares could become correspondingly impaired. To mitigate these risks, the Portfolio may maintain a higher cash position than it otherwise would, thereby possibly diluting its return, or the Portfolio may have to sell more liquid securities which it would not otherwise choose to sell. In some cases, the Portfolio may find it necessary or desirable to borrow funds on a short-term basis, within the limits of the Investment Company Act of 1940 (the "1940 Act"), to help meet redemption requests or settle securities transactions. Such borrowings would result in increased expense to the Fund. The Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received under certain circumstances.

Securities in which the Portfolio invests may have their principal trading markets in other developing countries. Such securities markets are generally subject to risks similar to those of the Indian subcontinent.

INVESTMENT CONTROLS. Foreign investment in the securities of issuers in Greater India countries is usually restricted or controlled to some degree. In India, FIIs may predominately invest in exchange-traded securities (and securities to be listed, or those approved on the over-the-counter exchange of India) subject to the conditions specified in the Guidelines for Direct Foreign Investment by FIIs in India, (the "Guidelines") published in a Press Note dated September 14, 1992, issued by the Government of India, Ministry of Finance, Investment Division. FIIs have to apply for registration to the Securities and Exchange Board of India ("SEBI") and to the Reserve Bank of India for permission to trade in Indian securities. The Guidelines require SEBI to take into account the track record of the FII, its professional competence, financial soundness, experience and other relevant criteria. SEBI must also be satisfied that suitable custodial arrangements are in place for the Indian securities. The Adviser is a registered FII and the inclusion of the Portfolio in the Adviser's registration was approved by SEBI. FIIs are required to observe certain investment restrictions, including an account ownership ceiling of 5% of the total issued share capital of any one company. In addition, the shareholdings of all registered FIIs, together with the shareholdings of non-resident Indian individuals and foreign bodies corporate substantially owned by non-resident Indians, may not exceed 30% of the issued share capital of any one company. Only registered FIIs and non-Indian mutual funds that comply with certain statutory conditions may make direct portfolio investments in exchange-traded Indian securities. Income, gains and initial capital with respect to such investments are freely repatriable, subject to payment of applicable Indian taxes. See "Regional Taxes".

In Pakistan, the Portfolio may invest in the shares of issuers listed on any of the stock exchanges in the country provided that the purchase price as certified by a local stock exchange broker is paid in foreign exchange transferred into Pakistan through a commercial bank and, in the case of an off-exchange sale of listed shares, that the sale price is not less than the price quoted on any of the local stock exchanges on the date of the sale. In addition, the issuer's shares held by the Portfolio must be registered with the State Bank of Pakistan for purposes of repatriation of income, gains and initial capital. The Portfolio may also invest in the shares of unlisted and closely-held manufacturing companies provided that the sale price is certified by a Pakistani chartered accountant to be not less than the break-up value of the shares, and is paid in foreign exchange transferred into Pakistan through a commercial bank. If local procedures are complied with, income, gains and initial capital are freely repatriable after payment of any applicable Pakistani withholding taxes. In Sri Lanka, the Portfolio may invest in the shares of exchange-listed issuers, subject to certain limitations for specific sectors of the economy.

There can be no assurance that these investment control regimes will not change in a way that makes it more difficult or impossible for the Portfolio to implement its investment objective or repatriate its income, gains and initial capital from these countries. Similar risks and considerations will be applicable to the extent the Portfolio invests in other countries.

REGIONAL TAXES. The Fund and the Portfolio each intends to conduct its respective affairs in such a manner that it will not be resident in India or any other country in the Indian subcontinent for local tax purposes. The Portfolio's income from certain regional sources will be subject to tax by those countries as described below.


India imposes withholding tax on interest and dividends at a rate of 20%. Withholding tax of 10% is currently imposed on gains from sales of shares held one year or more and 30% on gains from sales of shares held less than one year. The withholding rate on gains from sales of debt securities is currently 10% if the securities have been held 12 months or more and 30% if the securities have been held less than 12 months. The Portfolio is considering investing in India through a Republic of Mauritius company to take advantage of the favorable tax treaty between the countries. There can be no assurance such an investment structure would be effective.

Pakistan currently imposes withholding tax on dividends at rates of between 7.5% and 20%. There is currently no withholding tax on capital gains from listed shares. This exemption will expire in June 2000. Sri Lanka imposes 15% withholding tax on dividends and interest, but does not impose withholding tax on capital gains of listed shares.

GREATER INDIA COUNTRY CONSIDERATIONS. Political and economic structures in India and other countries of the Indian subcontinent generally lack the social, political and economic stability characteristic of the United States. Governmental actions can have a significant effect on the economic conditions in such countries, which could adversely affect the value and liquidity of the Portfolio's investments. ALTHOUGH THE GOVERNMENTS OF INDIA, PAKISTAN AND SRI LANKA HAVE RECENTLY BEGUN TO INSTITUTE ECONOMIC REFORM POLICIES, THERE CAN BE NO ASSURANCE THAT THEY WILL CONTINUE TO PURSUE SUCH POLICIES OR, IF THEY DO, THAT SUCH POLICIES WILL SUCCEED. Such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies.


The laws of countries in the region relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain a judgment in the courts of these countries than it is in the United States. In addition, unanticipated political or social developments may affect the value of the Portfolio's investments in these countries and the availability to the Portfolio of additional investments. Monsoons and natural disasters also can affect the value of Portfolio investments.

INDIA. The Indian population is comprised of diverse religious and linguistic groups. Despite this diversity, India is the world's largest democracy and has had one of the more stable political systems among the world's developing nations. However, periodic sectarian conflict among India's religious and linguistic groups could adversely affect Indian businesses, temporarily close stock exchanges or other institutions, or undermine or distract from government efforts to liberalize the Indian economy.


PAKISTAN. The military has been, and continues to be, an important factor in Pakistani government and politics, and the civilian government continues to rely on the support of the army. Ethnic unrest and troubled relations with India are also continuing problems. In 1996, political uncertainty caused the economy to slow down. In early 1997, with a popularly elected Government in place, plans for faster economic reforms were established. Certain principals of Islam, the official State religion, may affect the ability to implement free market reforms.

SRI LANKA. Insurrection and political violence among Sri Lanka's ethnic groups, including terrorist actions by the Tamil Tigers separatist organization have periodically disrupted Sri Lanka's government and economy. Although Sri Lanka's government is currently fairly stable, there can be no assurance that such stability will continue.

UNLISTED SECURITIES. The Portfolio may invest in securities of companies that are neither listed on a stock exchange nor traded over the counter. Unlisted securities may include investments in new and early stage companies, which may involve a high degree of business and financial risk that can result in substantial losses and may be considered speculative. Such securities will generally be deemed to be illiquid. Because of the absence of any public trading market for these investments, the Portfolio may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Portfolio or less than what may be considered the fair value of such securities. Furthermore, issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Portfolio may be required to bear the expenses of registration. In addition, any capital gains realized on the sale of such securities may be subject to higher rates of taxation than taxes payable on the sale of listed securities.


DERIVATIVE INSTRUMENTS. The Portfolio may purchase or sell derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) to enhance return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. The Portfolio's transactions in derivative instruments may be in the U.S. or abroad and may include the purchase or sale of futures contracts on securities, securities indices, other indices, other financial instruments or currencies; options on futures contracts; exchange-traded and over-the-counter options on securities, indices or currencies; currency swaps; and forward foreign currency exchange contracts. The Portfolio's transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, the other financial instruments' prices or currency exchange rates; the inability to close out a position; or default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed the Portfolio's initial investment in these instruments. In addition, the Portfolio may lose the entire premium paid for purchased options that expire before they can be profitably exercised by the Portfolio. The Portfolio incurs transaction costs in opening and closing positions in derivative instruments. The use of futures for nonhedging purposes is limited by regulations of the Commodity Futures Trading Commission. There can be no assurance that the Adviser's use of derivative instruments will be advantageous to the Portfolio.

The Portfolio may purchase call and put options on any securities in which the Portfolio may invest or options on any securities index composed of securities in which the Portfolio may invest. The Portfolio does not intend to write a covered option on any security if after such transaction more than 15% of its net assets, as measured by the aggregate value of the securities underlying all covered calls and puts written by the Portfolio, would be subject to such options. The Portfolio does not intend to purchase an option on any security if, after such transaction, more than 5% of its net assets, as measured by the aggregate of all premiums paid for all such options held by the Portfolio, would be so invested.

Forward foreign currency exchange contracts are individually negotiated and privately traded by currency traders and their customers. A forward contract involves an obligation to purchase or sell a specific currency (or basket of currencies) for an agreed price at a future date, which may be any fixed number of days from the date of the contract. The Portfolio may engage in cross-hedging by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the Adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies the Portfolio's exposure to foreign currency exchange rate fluctuations. The Portfolio may also use forward contracts to shift its exposure to foreign currency exchange rate changes from one currency to another.

The Portfolio may enter into currency swaps for both hedging and non-hedging purposes. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Since currency swaps are individually negotiated, the Portfolio expects to achieve an acceptable degree of correlation between its portfolio investments and its currency swap positions. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves special investment techniques and risks. If the Adviser is incorrect in its forecasts of market values and currency exchange rates, the Portfolio's performance will be adversely affected.

REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell at a higher price) with respect to its permitted investments, but currently intends to do so only with member banks of the Federal Reserve System or with primary dealers in U.S. Government securities. In the event of the bankruptcy of the other party to a repurchase agreement, the Portfolio might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Portfolio purchased may have decreased, the Portfolio could experience a loss. At no time will the Portfolio commit more than 15% of its net assets to repurchase agreements which mature in more than seven days and other illiquid securities.

OTHER INVESTMENT COMPANIES. The Portfolio reserves the right to invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies unaffiliated with the Adviser or the Manager that have the characteristics of closed-end investment companies. The Portfolio will indirectly bear its proportionate share of any management fees paid by investment companies in which it invests in addition to the advisory fee paid by the Portfolio. The value of closed-end investment company securities, which are usually traded on an exchange, is affected by demand for the securities themselves, independent of the demand for the underlying portfolio assets and, accordingly, such securities can trade at a discount from their net asset values.


INVESTMENT POLICIES. The Fund and the Portfolio have adopted certain fundamental investment restrictions and policies which are enumerated in detail in the Statement of Additional Information and which may not be changed unless authorized by a shareholder vote and an investor vote, respectively. Investment restrictions are considered at the time of acquisition of assets; the sale of portfolio assets generally is not required in the event of a subsequent change in circumstances. As a matter of fundamental policy the Portfolio will not invest more than 25% of its total assets in the securities, other than U.S. Government securities, of issuers in any one industry.


Except for the fundamental investment restrictions and policies specifically identified above and enumerated in the Statement of Additional Information, the investment objective and policies of the Fund and the Portfolio are not fundamental policies and accordingly may be changed by the Trustees of the Trust and the Portfolio without obtaining the approval of the Fund's shareholders or the investors in the Portfolio, as the case may be.


ORGANIZATION OF THE FUND AND THE PORTFOLIO
THE FUND IS A DIVERSIFIED SERIES OF EATON VANCE SPECIAL INVESTMENT TRUST (THE "TRUST"), A BUSINESS TRUST ESTABLISHED UNDER MASSACHUSETTS LAW PURSUANT TO A DECLARATION OF TRUST DATED MARCH 27, 1989, AS AMENDED. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees of the Trust have divided the shares of the Fund into multiple classes, including Class A and Class B shares. Each class represents an interest in the Fund, but is subject to different expenses, rights and privileges. See "Distribution Plans" and "How to Buy Shares". The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. As a result of a reorganization with separate series of the Trust, the Fund commenced offering Class A and B shares on January 1, 1998.

When issued and outstanding, the shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Shares". There are no annual meetings of shareholders, but special meetings may be held as required by law to elect or remove Trustees and consider certain other matters. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of the Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.


The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of the Fund in the Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure may offer opportunities for growth in the assets of the Portfolio, may afford the potential for economies of scale for the Fund and may over time result in lower expenses for the Fund.

THE PORTFOLIO IS ORGANIZED AS A TRUST UNDER THE LAWS OF THE STATE OF NEW YORK AND INTENDS TO BE TREATED AS A PARTNERSHIP FOR FEDERAL TAX PURPOSES. In addition to selling an interest to the Fund, the Portfolio may sell interests to other affiliated and non-affiliated mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund or class due to variations in sales commissions and other operating expenses. Therefore, these differences may result in differences in returns experienced by investors in the various funds that invest in the Portfolio. Information regarding other pooled investment entities or funds which invest in the Portfolio may be obtained by contacting the Principal Underwriter, 24 Federal Street, Boston,
MA 02110 (617) 482-8260.

Whenever the Fund as an investor in the Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

MANAGEMENT OF THE FUND AND THE PORTFOLIO
EATON VANCE MANAGEMENT ("EATON VANCE") ACTS AS THE SPONSOR AND MANAGER OF THE FUND AND AS THE ADMINISTRATOR OF THE PORTFOLIO. THE PORTFOLIO HAS ENGAGED LLOYD GEORGE INVESTMENT MANAGEMENT (BERMUDA) LIMITED AS ITS INVESTMENT ADVISER. The Adviser, acting under the general supervision of the Portfolio's Trustees, manages the Portfolio's investments and affairs.

The Adviser is registered as an investment adviser with the Commission and is a subsidiary of Lloyd George Management (B.V.I.) Limited ("LGM"). The Adviser employs two full-time investment professionals in its Mumbai office, who provide investment research and advice on Greater India investments. LGM and its subsidiaries act as investment adviser to various individual and institutional clients with total assets under management of approximately $1.5 billion. Eaton Vance's parent, Eaton Vance Corp., owns approximately 21% of the Class A shares issued by LGM.


LGM was established in 1991 to provide investment management services with respect to equity securities of companies trading in Asian securities markets, especially those of emerging markets. LGM currently manages principally Pacific Basin and Asian portfolios for both private clients and institutional investors seeking long-term capital growth. LGM's core investment team consists of thirteen experienced investment professionals, based in Hong Kong, London and Mumbai, who have worked together over a number of years successfully managing client portfolios in Pacific Basin and Asian stock markets. The team has a unique knowledge of, and experience with Pacific Basin and Asian emerging markets. The Adviser is registered as a FII with the Securities and Exchange Board of India. LGM is ultimately controlled by the Hon. Robert J.D. Lloyd George, President and Trustee of the Portfolio and Chairman and Chief Executive Officer of the Adviser. LGM's only activity is portfolio management.


LGM and the Adviser have adopted a disciplined management style, providing a blend of Asian and multinational expertise with the most rigorous international standards of fundamental security analysis. Although focused primarily in Asia, LGM and the Adviser maintain a network of international contacts in order to monitor international economic and stock market trends and offer clients a global management service. The Portfolio is co-managed by Robert Lloyd George and Scobie Dickinson Ward.

THE HONOURABLE ROBERT LLOYD GEORGE. Chairman of the Adviser. Born in London in 1952 and educated at Eton College, where he was a King's Scholar, and at Oxford University. Prior to founding LGM, Mr. Lloyd George was Managing Director of Indosuez Asia Investment Services Ltd. Previously, he spent four years with the Fiduciary Trust Company of New York researching international securities, in the United States and Europe, for the United Nations Pension Fund. Mr. Lloyd George is the author of numerous published articles and three books -- "A Guide to Asian Stock Markets" (Longmans, Hong Kong, 1989), "The East West Pendulum" (Woodhead-Faulkner, Cambridge, 1991) and "North South -- an Emerging Markets Handbook" (Probus, England, 1994).


SCOBIE DICKINSON WARD. Director and Chief Investment Officer of the Adviser. Born in 1966 and a cum laude graduate of both Phillips Academy Andover, and Harvard University. Mr. Ward joined Indosuez Asia Investment Services in 1989, where he managed the $100 million Himalayan Fund, and the Indosuez Tasman Fund, investing in Australia and New Zealand. Mr. Ward joined LGM on its formation and has extensive experience with the markets and listed companies of Asia.


While the Portfolio is a New York trust, the Adviser, together with certain Trustees and officers of the Portfolio, are not residents of the United States, and substantially all of their respective assets may be located outside the United States. It may be difficult for investors to effect service of process within the United States upon such individuals, or to realize judgments of courts of the United States predicated upon civil liabilities of the Adviser and such individuals under the federal securities laws of the United States. The Portfolio has been advised that there is substantial doubt as to the enforceability in the countries in which the Adviser and such individuals reside of such civil remedies and criminal penalties as are afforded by the federal securities laws of the United States.


Under its investment advisory agreement with the Portfolio, the Adviser receives a monthly advisory fee of 0.0625% (equivalent to 0.75% annually) of the average daily net assets of the Portfolio up to $500 million, which fee declines at intervals above $500 million. As at December 31, 1997, the Portfolio had net assets of $84,174,749. For the fiscal year ended December 31, 1997, the Portfolio paid the Adviser advisory fees equivalent to 0.75% of the Portfolio's average daily net assets for such year.


The Adviser also furnishes for the use of the Portfolio office space and all necessary office facilities, equipment and personnel for servicing the investments of the Portfolio. The Adviser places the portfolio transactions of the Portfolio with many broker-dealer firms and uses its best efforts to obtain execution of such transactions at prices which are advantageous to the Portfolio and at reasonably competitive commission rates. Subject to the foregoing, the Adviser may consider sales of shares of the Fund as a factor in the selection of firms to execute portfolio transactions. The Fund, the Portfolio, the Manager and the Adviser have adopted Codes of Ethics relating to personal securities transactions. The Codes permit the Manager's and the Adviser's personnel to invest in securities (including securities that may be purchased or held by the Portfolio) for their own accounts, subject to certain reporting and other restrictions and procedures contained in such Codes.


EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924 AND MANAGING INVESTMENT COMPANIES SINCE 1931. EATON VANCE ACTS AS INVESTMENT ADVISER TO INVESTMENT COMPANIES AND VARIOUS INDIVIDUAL AND INSTITUTIONAL CLIENTS WITH ASSETS UNDER MANAGEMENT OF APPROXIMATELY $25 BILLION. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company which through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance.


Eaton Vance, acting under the general supervision of the Boards of Trustees of the Trust and the Portfolio, manages and administers the business affairs of the Fund and the Portfolio. Eaton Vance's services include monitoring and providing reports to the Trustees of the Trust and the Portfolio concerning the investment performance achieved by the Adviser for the Portfolio, recordkeeping, preparation and filing of documents required to comply with federal and state securities laws, supervising the activities of the transfer agent of the Fund and the custodian of the Portfolio, providing assistance in connection with Trustees' and shareholders' meetings and other management and administrative services necessary to conduct the business of the Fund and the Portfolio. Eaton Vance does not provide any investment management or advisory services to the Portfolio or the Fund. Eaton Vance also furnishes for the use of the Fund and the Portfolio office space and all necessary office facilities, equipment and personnel for managing and administering the business affairs of the Fund and the Portfolio.


Under its management contract with the Fund, Eaton Vance receives a monthly management fee in the amount of 1/48 of 1% (equal to 0.25% annually) of the average daily net assets of the Fund up to $500 million, which fee declines at intervals above $500 million. For the fiscal year ended December 31, 1997 the Fund paid Eaton Vance management fees equivalent to 0.25% of the Fund's average daily net assets for such year. In addition, under its administration agreement with the Portfolio, Eaton Vance receives a monthly administration fee in the amount of 1/48 of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500 million, which fee declines at intervals above $500 million. For the fiscal year ended December 31, 1997, the Portfolio paid Eaton Vance administration fees equivalent to 0.25% of the Portfolio's average daily net assets for such year.

Like most mutual funds, the Fund and the Portfolio rely on computers in conducting daily business and processing information. There is a concern that on January 1, 2000 some computer programs will be unable to recognize the new year and as a consequence computer malfunctions will occur. The Administrator is taking steps that it believes are reasonably designed to address this potential problem and to obtain satisfactory assurance from other service providers to the Fund and Portfolio that they are also taking steps to address the issue. There can, however, be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund, the Portfolio or shareholders.


The Portfolio and the Fund, as the case may be, will each be responsible for all respective costs and expenses not expressly stated to be payable by the Adviser under the investment advisory agreement, by Eaton Vance under the management contract or the administration agreement, or by the Principal Underwriter under the distribution agreement.

DISTRIBUTION PLANS
The Trust has adopted a Distribution Plan (the "Class A Plan") for the Fund's Class A shares that is designed to meet the requirements of Rule 12b-1 under the 1940 Act. THE CLASS A PLAN PROVIDES FOR THE PAYMENT OF A MONTHLY DISTRIBUTION FEE TO THE PRINCIPAL UNDERWRITER IN AN AMOUNT EQUAL TO THE AGGREGATE OF (a) .50% OF THAT PORTION OF CLASS A AVERAGE DAILY NET ASSETS FOR ANY FISCAL YEAR WHICH IS ATTRIBUTABLE TO ITS SHARES WHICH HAVE REMAINED OUTSTANDING FOR LESS THAN ONE YEAR AND (b) .25% OF THAT PORTION OF CLASS A AVERAGE DAILY NET ASSETS FOR ANY FISCAL YEAR WHICH IS ATTRIBUTABLE TO ITS SHARES WHICH HAVE REMAINED OUTSTANDING FOR MORE THAN ONE YEAR. Aggregate payments to the Principal Underwriter under the Class A Plan are limited to those permissible pursuant to a rule of the National Association of Securities Dealers, Inc.

The Class A Plan also provides that the Class will pay a quarterly service fee to the Principal Underwriter in an amount equal on an annual basis to .25% of that portion of its average daily net assets for any fiscal year which is attributable to Class A shares which have remained outstanding for more than one year; from such service fee the Principal Underwriter expects to pay a quarterly service fee to Authorized Firms, as compensation for providing personal services and/or the maintenance of shareholder accounts, with respect to shares sold by such Firms which have remained outstanding for more than one year. Service fee payments to Authorized Firms will be in addition to sales charges on Class A shares which are reallowed to Authorized Firms. If the Class A Plan is terminated or not continued in effect, the Class has no obligation to reimburse the Principal Underwriter for amounts expended by the Principal Underwriter in distributing Class A shares.


The Trust has also adopted a compensation-type Distribution Plan ("Class B Plan") pursuant to Rule 12b-1 under the 1940 Act for the Fund's Class B shares. The Plan is designed to permit an investor to purchase shares through an Authorized Firm without incurring an initial sales charge and at the same time permit the Principal Underwriter to compensate Authorized Firms in connection therewith. UNDER SUCH PLAN, CLASS B PAYS THE PRINCIPAL UNDERWRITER A FEE, ACCRUED DAILY AND PAID MONTHLY, AT AN ANNUAL RATE NOT EXCEEDING .75% OF ITS AVERAGE DAILY NET ASSETS TO FINANCE THE DISTRIBUTION OF ITS SHARES. Such fees compensate the Principal Underwriter for sales commissions paid by it to Authorized Firms on the sale of Class B shares and for interest expenses. Under the Class B Plan, the Principal Underwriter uses its own funds to pay sales commissions (except on exchange transactions and reinvestments) to Authorized Firms at the time of sale equal to 4% of the purchase price of the Class B shares sold by such Firms. CDSCs paid to the Principal Underwriter will be used to reduce amounts owed to it. Because payments to the Principal Underwriter under the Plan are limited, uncovered distribution charges (sales commissions due the Principal Underwriter plus interest, less the above fees and CDSCs and Adviser distribution payouts received by it) may exist indefinitely. During the fiscal year ended December 31, 1997, Class B (which was then a separate series fund) paid or accrued sales commissions equivalent to .75% of average daily net assets. As at December 31, 1997, the outstanding uncovered distribution charges of the Principal Underwriter on such day calculated under the Class B Plan amounted to approximately $3,761,000 (equivalent to 5.5% of net assets on such day).

THE CLASS B PLAN ALSO AUTHORIZES EACH CLASS B TO MAKE PAYMENTS OF SERVICE FEES TO THE PRINCIPAL UNDERWRITER, AUTHORIZED FIRMS AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF ITS AVERAGE DAILY NET ASSETS FOR PERSONAL SERVICES, AND/ OR THE MAINTENANCE OF SHAREHOLDER ACCOUNTS. Under the Class B Plan, this fee is paid quarterly in arrears based on the value of Class B shares sold by such persons and remaining outstanding for at least twelve months. For the fiscal year ended December 31, 1997, Class B paid or accrued service fees under its Plan equivalent to 0.16% of average daily net assets.


Distribution of Class B shares by the Principal Underwriter will also be encouraged by the payment by the Adviser to the Principal Underwriter of amounts equivalent to .15% of Class B's annual average daily net assets. Such payments will be made from the Adviser's own resources, not Class assets, in consideration of the Principal Underwriter's distribution efforts.

The Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives sell or are expected to sell significant amounts of shares. In addition, the Principal Underwriter may from time to time increase or decrease the sales commissions payable to Authorized Firms. The Principal Underwriter may at times allow discounts on the sale of Class A shares up to the full sales charge. During periods when the discount includes the full sales charge, Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including without limitation the size of the Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and in the case of Class B shares, the amount of uncovered distribution charges of the Principal Underwriter. The Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.

VALUING SHARES
THE FUND VALUES ITS SHARES ONCE EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Each Class's net asset value per share is determined by the Trust's custodian, Investors Bank & Trust Company ("IBT"), (as agent for the Trust) in the manner authorized by the Trustees of the Trust. The net asset value of each Class is computed by dividing the value of that Class's pro rata share of the Fund's total assets, less its liabilities, by the number of shares of that Class outstanding. Because the Fund invests its assets in an interest in the Portfolio, each Class's net asset value will reflect the value of the Fund's interest in the Portfolio (which, in turn, reflects the underlying value of the Portfolio's assets and liabilities).

Authorized Firms must communicate an investor's order to the Principal Underwriter by a specific time each day to receive that day's public offering price per share. It is the Authorized Firms' responsibility to transmit orders promptly to the Principal Underwriter. The Fund has approved the acceptance of purchase and redemption orders as of the time of their receipt by certain Authorized Firms (or their designated intermediaries).


The Portfolio's net asset value is also determined as of the close of regular trading on the Exchange by IBT (as custodian and agent for the Portfolio) in the manner authorized by the Trustees of the Portfolio. Net asset value is computed by subtracting the liabilities of the Portfolio from the value of its total assets. Exchange-listed securities are valued at closing sale prices; however, the Adviser may provide the fair value of such securities if events occurring since the close of an exchange would materially affect the Portfolio's net asset value.

SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING THE NUMBER OF SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.


HOW TO BUY SHARES
SHARES OF THE FUND MAY BE PURCHASED FOR CASH OR MAY BE ACQUIRED IN EXCHANGE FOR SECURITIES. Class A shares are purchased at the effective public offering price, which price is based on the effective net asset value per share plus the applicable sales charge. The sales charge is divided between the Authorized Firm and the Principal Underwriter. Class B shares are purchased at the net asset value per share next determined after an order is effective. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm. The Trust may suspend the offering of shares at any time and may refuse an order for the purchase of shares.

An initial investment must be at least $1,000. Once an account has been established the investor may send investments of $50 or more at any time directly to the Trust's transfer agent (the "Transfer Agent") as follows:
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services".

In connection with employee benefit or other continuous group purchase plans, the Trust may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Trust as described below under "How to Redeem Shares".


CLASS A SHARES. The sales charge may vary depending on the size of the purchase and the number of Class A shares of Eaton Vance funds the investor may already own, any arrangement to purchase additional shares during a 13-month period or the existence of special purchase programs. Complete details of how investors may purchase shares at reduced sales charges under a Statement of Intention or Right of Accumulation are available from Authorized Firms or the Principal Underwriter.


The current sales charges and dealer commissions are:

                                                                   Sales Charge         Sales Charge         Dealer Commission
                                                                   as Percentage of     as Percentage of     as Percentage of
Amount of Purchase                                                 Offering Price       Amount Invested      Offering Price
----------------------------------------------------------------------------------------------------------------------------------
Less than $50,000                                                    5.75%                6.10%                5.00%
$50,000 but less than $100,000                                       4.75                 4.99                 4.00
$100,000 but less than $250,000                                      3.75                 3.90                 3.00
$250,000 but less than $500,000                                      3.00                 3.09                 2.50
$500,000 but less than $1,000,000                                    2.00                 2.04                 1.75
$1,000,000 or more                                                   0.00*                0.00*              See Below**


 *No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1% will be imposed on such investments in the event of certain redemptions within 12 months of purchase.


**A commission on sales of $1 million or more will be paid as follows: 1.00% on amounts of $1 million or more but less than $3 million; plus 0.50% on amounts from $3 million but less than $5 million; plus 0.25% on amounts of $5 million or more. Purchases of $1 million or more will be aggregated over a 12-month period for purposes of determining the commission to be paid.

Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds, including the Portfolio; to clients and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to registered representatives and employees of Authorized Firms and bank employees who refer customers to registered representatives of Authorized Firms; to officers and employees of IBT and the Transfer Agent; and to such persons' spouses and children under the age of 21 and their beneficial accounts. Class A shares may also be issued at net asset value (1) in connection with the merger of an investment company or series thereof with the Fund, (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the Principal Underwriter provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code") ("Eligible Plans") and "rabbi trusts". The Trust's Principal Underwriter may pay commissions to Authorized Firms who initiate and are responsible for purchases of Class A shares of the Fund by Eligible Plans of up to 1.00% of the amount invested in such shares.


ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as Manager, in exchange for Fund shares at their net asset value as determined above. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable net asset value of Class B shares or public offering price of Class A shares on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities, but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities.

Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an Authorized Firm, together with a completed and signed Letter of Transmittal in approved form (available from Authorized Firms), as follows:

IN THE CASE OF BOOK ENTRY:                                 IN THE CASE OF PHYSICAL DELIVERY:
Deliver through Depository Trust Co.                       Investors Bank & Trust Company
Broker #2212                                               Attention: Eaton Vance Greater India Fund (state Class)
Investors Bank & Trust Company                             Physical Securities Processing Settlement Area
For A/C Eaton Vance Greater India Fund (state Class)       200 Clarendon Street
                                                           Boston, MA 02116

Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities.


IF YOU DON'T HAVE AN AUTHORIZED FIRM, EATON VANCE CAN RECOMMEND ONE.

HOW TO REDEEM SHARES
A SHAREHOLDER MAY REDEEM SHARES IN ONE OF THREE WAYS -- BY MAIL, BY TELEPHONE OR THROUGH AN AUTHORIZED FIRM. The redemption price will be based on the net asset value per share next computed after a redemption request is received in the proper form as described below. Within seven days after receipt of a redemption request in good order by the Transfer Agent, the Trust will make payment in cash for the net asset value of the shares as of the date determined above, reduced by the amount of any applicable CDSCs (described below) and any federal income tax required to be withheld.

REDEMPTION BY MAIL. Shares may be redeemed by delivering to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, during its business hours a written request for redemption in good order, plus any share certificates with executed stock powers. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a Commission regulation and acceptable to the Transfer Agent. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.

REDEMPTION BY TELEPHONE. Shares may be redeemed by telephone provided the investor has not disclaimed in writing the use of the privilege. Such redemption can be effected by calling the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). The proceeds of a telephone redemption may be no greater than the maximum amount established by the Principal Underwriter (currently $50,000) and may be mailed only to the account address of record. Shares held by corporations, trusts or certain other entities, or subject to fiduciary arrangements, may not be redeemed by telephone. Neither the Trust, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated by telephone are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone redemption may be difficult to implement.

REDEMPTION THROUGH AN AUTHORIZED FIRM. To sell shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of such shares is based upon the net asset value calculated after the order is deemed to be received by the Trust or the Principal Underwriter, as the Trust's agent. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to the Principal Underwriter. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from the Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

If shares were recently purchased, the proceeds of a redemption will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. Redemptions may result in a taxable gain or loss.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

CONTINGENT DEFERRED SALES CHARGE. Each class of shares is subject to a CDSC on certain redemptions. The CDSC is calculated based on the lower of the net asset value at the time of purchase or the time of redemption. Shares acquired through the reinvestment of distributions are exempt. Redemptions are made first from shares in the account which are not subject to a CDSC.

In calculating a CDSC upon the redemption of shares acquired in an exchange, the shares are deemed to have been acquired at the time of the original purchase of the exchanges shares and, in the case of Class B shares, the CDSC schedule applicable to the exchanged shares will apply to the acquired shares. No CDSC is imposed on shares sold to Eaton Vance or its affiliates, or to their respective employees or clients. Shares acquired as the result of a merger or liquidation of another Eaton Vance sponsored fund generally will be subject to the same CDSC rate imposed by the prior fund.


CLASS A SHARES. If Class A shares are purchased at net asset value because the purchase amount is $1 million or more, they will be subject to a 1% CDSC if redeemed within 12 months of purchase.

CLASS B SHARES. Class B shares will be subject to the following CDSC schedule:


    Year of Redemption
    After Purchase                                                    CDSC
------------------------------------------------------------------------------
    First or Second                                                    5%
    Third                                                              4%
    Fourth                                                             3%
    Fifth                                                              2%
    Sixth                                                              1%
    Seventh and following                                              0%

The Class B CDSC is waived for redemptions (1) pursuant to a Withdrawal Plan (see "Eaton Vance Shareholder Services"), (2) as part of a required distribution from a tax-sheltered retirement plan, or (3) following the death of all beneficial owners of shares, provided the redemption is requested within one year of death (a death certificate and other applicable documents may be required).

REPORTS TO SHAREHOLDERS
THE FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the independent accountants. Shortly after the end of each calendar year, shareholders will be furnished with information necessary for preparing federal and state tax returns. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS
AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF SHARES, THE TRANSFER AGENT WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE TRUST'S RECORDS. This account is a complete record of all transactions which at all times shows the balance of shares owned. The Trust will not issue share certificates except upon request.

Each time a transaction takes place in a shareholder's account, the shareholder will receive a statement showing complete details of the transaction and the current balance in the account. (Under certain investment plans, statements may be sent only quarterly.) THE LIFETIME INVESTING ACCOUNT ALSO PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS IN SHARES BY SENDING A CHECK FOR $50 OR MORE to the Transfer Agent.

Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 (please provide the name of the shareholder, the Fund and Class and the account number).

THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Trust's dividend disbursing agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The currently effective option will appear on each account statement.

SHARE OPTION -- Dividends and capital gains will be reinvested in additional shares.

INCOME OPTION -- Dividends will be paid in cash, and capital gains will be reinvested in additional shares.

CASH OPTION -- Dividends and capital gains will be paid in cash.

The SHARE OPTION will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under federal income tax laws.

If shareholder communications are returned by the United States Postal Service or other delivery service as not deliverable, the distribution option on the account will be automatically changed to the SHARE OPTION until such time as the shareholder selects a different option. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, dividends and/or capital gains may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.

"STREET NAME" ACCOUNTS. If shares are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Trust and its Transfer Agent. Since the Trust will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another Authorized Firm or to an account directly with the Trust involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an Authorized Firm, or transferring the account to another Authorized Firm, an investor wishing to reinvest distributions should determine whether the Authorized Firm which will hold the shares allows reinvestment of distributions in "street name" accounts.

THE EATON VANCE EXCHANGE PRIVILEGE
Shares of the Fund currently may be exchanged for shares of the same class of one or more other funds in the Eaton Vance Group of Funds. Class A shares may also be exchanged for shares of Eaton Vance Cash Management Fund, Eaton Vance Income Fund of Boston and Eaton Vance Tax Free Reserves. Class B shares may also be exchanged for shares of Eaton Vance Prime Rate Reserves, which are subject to an early withdrawal charge, or shares of Eaton Vance Money Market Fund, which are subject to a CDSC, and shares of a money market fund sponsored by an Authorized Firm and approved by the Principal Underwriter (an "Authorized Firm fund"). Any such exchange will be made on the basis of the net asset value per share of each fund/class at the time of the exchange (plus, in the case of an exchange made within six months of the date of purchase of Class A shares subject to an initial sales charge, an amount equal to the difference, if any, between the sales charge previously paid on the shares being exchanged and the sales charge payable on the shares being acquired). Exchange offers are available only in states where shares of the fund being acquired may be legally sold. Exchanges are subject to any restrictions or qualifications set forth in the current prospectus of any such fund.

Each exchange must involve shares which have a net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Trust does not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.

The Transfer Agent makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Shares"). Consult the Transfer Agent for additional information concerning the exchange privilege. Applications and prospectuses of other funds are available from Authorized Firms or the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.

No CDSC is imposed on exchanges. For purposes of calculating the CDSC upon the redemption of shares acquired in an exchange, the CDSC schedule applicable to the shares at the time of purchase will apply and the purchase of shares acquired in one or more exchanges is deemed to have occurred at the time of the original purchase of the exchanged shares, except that time during which shares are held in an Authorized Firm fund will not be credited toward completion of the CDSC period. For the CDSC schedule applicable to Class B shares (except Prime Rate Reserves and Class B shares of the Limited Maturity Funds), see "How to Redeem Shares". The CDSC or early withdrawal charge schedule applicable to Prime Rate Reserves and Class B shares of the Limited Maturity Funds is 3%, 2.5%, 2% or 1% in the event of a redemption occurring in the first, second, third or fourth year, respectively, after the original share purchase.

Telephone exchanges are accepted by the Transfer Agent provided that the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Trust, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of exchange instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.

EATON VANCE SHAREHOLDER SERVICES
THE TRUST OFFERS THE FOLLOWING SERVICES, WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the Fund or Class as an expense to all shareholders.

INVEST-BY-MAIL -- FOR PERIODIC SHARE ACCUMULATION. Once the $1,000 minimum investment has been made, checks of $50 or more payable to the order of the Fund and specifying the Class being purchased may be mailed directly to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 at any time -- whether or not distributions are reinvested. The name of the shareholder, the Fund and Class and the account number should accompany each investment.

BANK AUTOMATED INVESTING -- FOR REGULAR SHARE ACCUMULATION. Cash investments of $50 or more may be made automatically each month or quarter from the shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.

WITHDRAWAL PLAN. A shareholder may draw on shareholdings systematically with monthly or quarterly checks. For Class B shares, any such withdrawals may not in the aggregate exceed 12% annually of the account balance at the time the plan is established. Such amount will not be subject to the Class B CDSC. See "How to Redeem Shares". A minimum deposit of $5,000 in shares is required. The maintenance of a withdrawal plan concurrently with purchases of additional Class A shares would be disadvantageous because of the sales charge included in such purchase.


STATEMENT OF INTENTION. Purchases of $50,000 or more of Class A shares made over a 13-month period are eligible for reduced sales charges under a Statement of Intention. 5% of the dollar amount to be purchased will be held in escrow in the form of shares registered in the investor's name until the Statement is satisfied or the 13- month period expires. See the Account Application for details.

RIGHT OF ACCUMULATION. Purchases may qualify for reduced sales charges on Class A shares when the current market value of holdings (shares at current offering price), plus new purchases, reaches $50,000 or more. Class A shares of the Eaton Vance funds listed under "The Eaton Vance Exchange Privilege" may be combined under the Statement of Intention and Right of Accumulation.


TAX-SHELTERED RETIREMENT PLANS. Class A shares of the Fund are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the Principal Underwriter. This information should be read carefully and consultation with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the Principal Underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

REINVESTMENT PRIVILEGE. A shareholder who has redeemed shares may reinvest, with credit for any CDSC paid on the redeemed shares, any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional share to round off the purchase to the nearest full share) in the same shares (or for Class A shares in Class A shares of any other Eaton Vance fund), provided that the reinvestment is effected within 60 days after such redemption and the privilege has not been used more than once in the prior 12 months. Shares are sold to a reinvesting shareholder at the next determined net asset value following timely receipt of a written purchase order by the Principal Underwriter or by the Trust (or by the Trust's Transfer Agent). To the extent that any shares are sold at a loss and the proceeds are reinvested in shares (or other shares are acquired) within the period beginning 30 days before and ending 30 days after the date of the redemption, some or all of the loss generally will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.

DISTRIBUTIONS AND TAXES
It is the present policy of the Fund to make (A) at least one distribution annually (normally in December) of all or substantially all of the investment income (if any) allocated to the Fund by the Portfolio (less the Fund's direct and allocated expenses and class-specific expenses), and (B) at least one distribution annually of all or substantially all of the net realized capital gains (if any) allocated to the Fund by the Portfolio (reduced by any available capital loss carryforwards from prior years). Shareholders may reinvest all distributions in shares of the Fund without a sales charge at the net asset value per share as of the close of business on the ex-dividend date.

The Fund intends to distribute each year substantially all of its net investment company taxable income (consisting generally of taxable net investment income), net short-term capital gain and net gains from certain foreign currency transactions) and net capital gains. The Fund's distributions will generally not qualify for the dividends-received deduction for corporations. Distributions of investment company taxable income are taxable to shareholders as ordinary income, whether paid in cash or additional shares. Distributions of net capital gain are taxable to shareholders as long-term capital gain, whether paid in cash or additional shares and regardless of the length of time shares have been owned by the shareholder. Long-term capital gain is separated into different tax rate groups depending on the length of time the asset is held by the Portfolio prior to sale. Current IRS rules permit the Fund to designate net capital gain distributions as "28% rate gain distributions" or "20% rate gain distributions," and require shareholders to treat such distributions accordingly.

Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution. Certain distributions paid in January will be taxable to shareholders as if received on December 31 of the prior year.

The redemption of shares of the Fund may result in a taxable gain or loss to the redeeming shareholder, depending on whether the amount received is greater or less than such shareholder's adjusted tax basis in the shares redeemed. An exchange of shares of the Fund for shares of another Eaton Vance fund generally will have similar tax consequences. Sales charges paid upon a purchase of Class A shares cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund or of another fund pursuant to the Fund's reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

Taxable distributions to certain shareholders, including those who have not provided the Fund with their correct taxpayer identification number and other required certifications, may be subject to "backup" federal tax withholding of 31%.


The foregoing only summarizes some of the Federal tax consequences to shareholders of investing in shares of the Fund, and does not address special tax rules applicable to certain types of investors, such as corporate and foreign investors, individual retirement accounts and other retirement plans. Investors should consult their tax advisers.


PERFORMANCE INFORMATION
FROM TIME TO TIME, AVERAGE ANNUAL TOTAL RETURN MAY BE ADVERTISED. Average annual total return is determined separately for each Class of the Fund by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price (including maximum sales charge for Class A shares; net asset value for Class B shares) for specified periods, assuming reinvestment of all distributions. The average annual total return calculation assumes a complete redemption of the investment and the deduction of any applicable CDSC at the end of the period. The Fund may also publish annual and cumulative total return figures from time to time. Total return may be quoted for the period prior to commencement of operations which would reflect the Class' total return (or that of its predecessor) adjusted to reflect any applicable sales charge.

The Fund may also publish total return figures for each Class which do not take into account any sales charge. Any performance figure which does not take into account a sales charge would be reduced to the extent such charge is imposed. The Fund's performance may be compared in publications to the performance of various indices and investments for which reliable data is available, and to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.

Investors should note that investment results will fluctuate over time, and any presentation of the total return for any prior period should not be considered a representation of what an investment may earn or what the total return may be in any future period. Investment results are based on many factors, including market conditions, the composition of the security holdings of the Portfolio and the operating expenses of the Fund and the Portfolio. Investment results also often reflect the risks associated with the particular investment objective and policies of the Fund and the Portfolio. Among others, these factors should be considered when comparing investment results to those of other mutual funds and other investment vehicles.


The following chart reflects the annual investment returns of Class B for one-year periods ending December 31 and does not take into account any sales charge which investors may bear. The performance of the predecessor fund of Class A was different.


              LIFE OF FUND AVERAGE ANNUAL TOTAL RETURN --(12.10)%

                        1994(1)                (1.60)%
                        1995                  (33.43)%
                        1996                   (9.77)%
                        1997                    5.42%

(1) From the start of business, May 2, 1994, to December 31, 1994.

[LOGO]                Investing
EATON VANCE           for the
=================     21st
     Mutual Funds     Century


-------------------------------------------------------------------------------

EATON VANCE
GREATER INDIA FUND



PROSPECTUS
May 1, 1998



-------------------------------------------------------------------------------

SPONSOR AND MANAGER OF EATON VANCE GREATER INDIA FUND
Administrator of South Asia Portfolio
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

ADVISER OF SOUTH ASIA PORTFOLIO
Lloyd George Investment Management (Bermuda) Limited, 3808 One Exchange Square, Central, Hong Kong

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116

TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122

AUDITORS
Deloitte &Touche LLP, 125 Summer Street, Boston, MA 02110


                                                                             GIP

                                     PART A
                      INFORMATION REQUIRED IN A PROSPECTUS

                       EV TRADITIONAL EMERGING GROWTH FUND

     EV TRADITIONAL EMERGING GROWTH FUND (THE "FUND") IS A MUTUAL FUND SEEKING LONG-TERM CAPITAL APPRECIATION BY INVESTING IN A DIVERSIFIED PORTFOLIO OF EMERGING GROWTH COMPANIES THAT ARE BELIEVED TO HAVE SUPERIOR LONG-TERM EARNINGS GROWTH PROSPECTS. THE FUND IS A SEPARATE SERIES OF EATON VANCE SPECIAL INVESTMENT TRUST (THE "TRUST").

     SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT
FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING FLUCTUATIONS IN VALUE AND THE POSSIBLE LOSS OF SOME OR ALL OF THE PRINCIPAL INVESTMENT.


     This Prospectus is designed to provide you with information you should know before investing in the Fund. Please retain this document for future reference. A Statement of Additional Information for the Fund dated May 1, 1998, as supplemented from time to time, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated herein by reference. The Statement of Additional Information is available without charge from the Fund's principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone (800) 225-6265). The Fund's investment adviser is Eaton Vance Management (the "Investment Adviser") which is located at the same address. Eaton Vance Management also acts as the administrator to the Fund (the "Administrator").


--------------------------------------------------------------------------------
          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
     NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
       COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------


                               PAGE                                         PAGE
Shareholder and Fund Expenses.....2   How to Redeem Shares....................12
The Fund's Financial Highlights...3   Reports to Shareholders.................13
The Fund's Investment Objective...4   The Lifetime Investing Account/
Investment Policies and Risks.....4   Distribution Options....................14
Organization of the Fund .........7   The Eaton Vance Exchange
Management of the Fund ...........8     Privilege.............................15
Service Plan......................9   Eaton Vance Shareholder Services........16
Valuing Shares....................9   Distributions and Taxes.................17
How to Buy Shares................10   Performance Information.................18

--------------------------------------------------------------------------------
                          PROSPECTUS DATED MAY 1, 1998

SHAREHOLDER AND FUND EXPENSES
--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Charges Imposed on Purchases (as a
     percentage of offering price)                        5.75%
  Sales Charges Imposed on Reinvested
     Distributions                                         None
  Fees to Exchange Shares                                  None

ANNUAL FUND OPERATING EXPENSES (as a percentage of average daily net assets)
  Investment Adviser Fee (after expense reduction)        0.00%
  Other Expenses (after expense allocation)               0.00%
       Total Operating Expenses (after reductions)        0.00%


EXAMPLE
  An investor would pay the following
  maximum initial sales charge and
  expenses on a $1,000 investment,        1 Year   3 Years    5 Years   10 Years
  assuming (a) 5% annual return and       ------   -------    -------   --------
  (b) redemption at the end of each
  period:                                  $58       $58        $58        $58

Notes:
         The table and Example summarize the aggregate expenses of the Fund and are designed to help investors understand the costs and expenses they will bear directly or indirectly by investing in the Fund. Information for the Fund is based on its expenses for the period from the start of business, January 2, 1997, to December 31, 1997. Absent an expense reduction and allocation, the Investment Adviser Fee, Other Expenses and Total Operating Expenses would have been 0.75%, 9.38% and 10.13%, respectively.

         THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Federal regulations require the Example to assume a 5% annual return, but actual return will vary. For further information regarding the expenses of the Fund see "The Fund's Financial Highlights," "Management of the Fund" and "Service Plan."

         No sales charge is payable at the time of purchase on investments of $1 million or more. However, a contingent deferred sales charge ("CDSC") of 1% will be imposed on such investments in the event of certain redemptions within 12 months of purchase. See "How to Buy Shares" and "How to Redeem Shares."

         For shares sold by Authorized Firms and remaining outstanding for at least one year, the Fund will pay service fees not exceeding .25% per annum of its average daily net assets. The Fund began making service fee payments during the quarter ended March 31, 1998.

THE FUND'S FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following information should be read in conjunction with the audited financial statements that appear in the Fund's annual report to shareholders. The Fund's financial statements have been audited by Coopers & Lybrand L.L.P., independent accountants, as experts in accounting and auditing. The financial statements and the report of independent accountants are incorporated by reference into the Statement of Additional Information. Further information regarding the performance of the Fund is contained in its annual report to shareholders which may be obtained without charge by contacting the Principal Underwriter.
--------------------------------------------------------------------------------

   NET ASSET VALUE, beginning of period                                  $10.000
                                                                         -------

   INCOME FROM OPERATIONS:
      Net investment income                                            $   0.017
      Net realized and unrealized gain on investments                      1.871
                                                                       ---------
        Total income from operations                                   $   1.888
                                                                       ---------

   LESS DISTRIBUTIONS:
      From net realized gains on investments                           $ (0.956)
      In excess of net realized gain on investments                      (0.102)
        Total distributions                                            ---------
                                                                       $ (1.058)
                                                                       ---------

   NET ASSET VALUE, end of period                                      $  10.830
                                                                       =========

   TOTAL RETURN(1)                                                        19.26%

   RATIOS/SUPPLEMENTAL DATA:*
      Net assets, end of period (000's omitted)                             $307
      Ratio of net expenses to average net assets                          0.00%
      Ratio of net investment income to average net assets                 0.18%

   PORTFOLIO TURNOVER                                                      2.15%

   AVERAGE COMMISSION RATE PAID**                                        $0.0588

     * For the year ended December 31, 1997, the operating expenses of the Fund reflect a waiver of the investment adviser fee and an allocation of expenses to the Investment Adviser. Had such actions not been taken, net investment income (loss) per share and the ratios would have been as follows:

   NET  INVESTMENT  LOSS PER SHARE                                       $(0.90)
   Ratios (as a  percentage  of average net assets):
      Expenses                                                            10.13%
      Net investment loss                                                (9.95)%

     ** Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged.
     (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the ex-dividend date. Total return is computed on a non-annualized basis.

THE FUND'S INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

EV TRADITIONAL EMERGING GROWTH FUND (THE "FUND") IS A DIVERSIFIED SERIES OF EATON VANCE SPECIAL INVESTMENT TRUST (THE "TRUST"). THE FUND'S INVESTMENT OBJECTIVE IS TO SEEK LONG-TERM CAPITAL APPRECIATION. THE FUND INTENDS TO ACHIEVE ITS OBJECTIVE BY INVESTING IN A DIVERSIFIED PORTFOLIO OF EMERGING GROWTH COMPANIES THAT ARE BELIEVED TO HAVE SUPERIOR LONG-TERM EARNINGS GROWTH PROSPECTS.

     The Fund is designed for long-term investors. The Fund is not intended to be a complete investment program. Prospective investors should take into account their objectives and other investments when considering the purchase of Fund shares. The Fund cannot assure achievement of its investment objective. The Fund's investment objective is fundamental and may not be changed without obtaining the approval of the Fund's shareholders.

INVESTMENT POLICIES AND RISKS
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The Fund invests in a broadly  diversified  selection of publicly-traded  equity securities of emerging growth companies. In the view of the Adviser, "emerging growth companies" are companies that are expected to demonstrate earnings growth rates and profit margins that are substantially in excess of the average of all publicly-traded companies in the U.S. It is expected that most emerging growth companies invested in by the Fund will have annual revenues of between $50 million and $2 billion, but the Fund may also invest in larger and smaller companies identified as having characteristics of emerging growth. The Adviser
believes  that  investing  in  emerging  growth  companies  offers   significant
opportunities for long-term capital appreciation, particularly if the Fund can invest in such companies before their potential is broadly recognized by investors.


     UNDER NORMAL MARKET CONDITIONS, THE FUND WILL INVEST AT LEAST 65% OF ITS TOTAL ASSETS IN EQUITY SECURITIES OF EMERGING GROWTH COMPANIES. For this purpose, equity securities include common stocks and securities convertible into common stocks. In selecting companies for investment, the Investment Adviser may consider overall growth prospects, financial condition, competitive position, technology, marketing expertise, profit margins, return on investment, capital resources, management and other factors. The Fund may also invest in preferred stocks, warrants, money market instruments (to meet anticipated redemption requests or while investment of cash is pending) and other securities and instruments described in this Prospectus.


     For temporary defensive purposes, such as during abnormal market or economic conditions, the Fund may also invest without limitation in various money market instruments and high grade debt obligations. The Fund may also temporarily borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions.

     AN INVESTMENT IN THE FUND ENTAILS THE RISK THAT THE PRINCIPAL VALUE OF FUND SHARES MAY NOT INCREASE OR MAY DECLINE. The Fund's investments will include investments in smaller, less seasoned companies for which there is less publicly available information than larger, more established companies. The securities of these companies, which may include legally restricted securities, are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. Investments in smaller companies may involve a higher degree of business and financial risk that can result in substantial losses.

     The Fund may invest up to 20% of its assets in securities issued by foreign companies. Investing in such securities (including depository receipts) involves considerations and possible risks not typically associated with investing in securities issued by domestic corporations. The value of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad), or changed circumstances in dealings between nations. Foreign currency exchange rates may fluctuate significantly over short periods of time causing the Fund's net asset value to fluctuate as well. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions, custody fees and other costs of investing are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to government supervision than in the United States. Investments in foreign issuers could be adversely affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, delays in settlements of transactions, less publicly-available financial and other information, armed conflict and potential difficulties in enforcing contractual obligations.

RESTRICTED SECURITIES. Securities that are not freely tradable or which are subject to restrictions on sale under the Securities Act of 1933 are considered restricted. Such securities may be illiquid and may be difficult to value properly. The Fund's holdings of illiquid securities may not exceed 15% of its net assets. Illiquid securities include securities legally restricted as to resale such as commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 and securities eligible for resale pursuant to Rule 144A thereunder. Section 4(2) and Rule 144A securities may, however, be treated as liquid by the Investment Adviser pursuant to procedures adopted by the Trustees, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security. Such securities may increase the level of fund illiquidity to the extent qualified institutional buyers become uninterested in purchasing such securities.

DERIVATIVE INSTRUMENTS. The Fund may purchase or sell derivative instruments to hedge against securities price declines and currency movements. The Fund may engage in transactions in derivative instruments (which derive their value by reference to other securities, indices, instruments, or currencies) in the U.S. and abroad. Such transactions may include the purchase and sale of stock index futures contracts and options on stock index futures; the purchase of put options and the sale of call options on securities (including index options) and options on foreign currency; equity and currency swaps; and the purchase and sale of forward currency exchange contracts and currency futures. The Fund's transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The Fund may use transactions in derivative instruments as a substitute for the purchase and sale of securities. Derivative transactions may be more advantageous in a given circumstance than transactions involving securities due to more favorable current tax treatment, lower transaction costs, or greater liquidity. While many derivative instruments have built-in leveraging characteristics, the Fund will not use them to leverage its net assets.

     The purchase and sale of derivative instruments is a highly specialized activity that can expose the Fund to a significant risk of loss. The built-in leveraging inherent to many derivative instruments can result in losses that substantially exceed the initial amount paid or received. Equity swaps and over-the-counter options are private contracts in which there is a risk of loss in the event of a default on an obligation to pay by a counterparty. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of an underlying security, index, instrument, or currency. There can be no assurance that the use of derivative instruments will be advantageous to the Fund.


     The Fund will only enter into equity swaps and over-the-counter options contracts with counterparties whose credit quality or claims paying ability are considered to be investment grade by the Investment Adviser. Some of the Fund's investment in equity swaps and over-the-counter options may be treated as illiquid assets. All futures contracts entered into by the Fund will be traded on exchanges or boards of trade that are licensed and regulated by the Commodities Futures Trading Commission and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant exchange.


     Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Since currency swaps are individually negotiated, the Fund expects to achieve an acceptable degree of correlation between its portfolio investments and its currency swap positions. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If the Investment Adviser is incorrect in its forecasts of market values and currency exchange rates, the Fund's performance will be adversely affected.

SHORT SALES AGAINST-THE-BOX. The Fund may sell securities short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). Under current tax law, short sales against-the-box enable the Fund to hedge its exposure to securities that it holds without selling the securities and recognizing gains. A short sale against-the-box requires that the short seller absorb certain costs so long as the position is open. In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver appreciated stock to close the position if the borrowed stock is called in, causing a taxable gain to be recognized. The Fund expects normally to close its short sales against-the-box by delivering newly-acquired stock. The Fund's ability to utilize short sales may be limited if proposed tax legislation is enacted. No more than 20% of the Fund's assets will be subject to short sales at any one time.

LENDING OF PORTFOLIO SECURITIES. The Fund may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. However, the loans will be made only to organizations deemed by the Investment Adviser to be sufficiently creditworthy and when, in the judgment of the Investment Adviser, the consideration which can be earned from securities loans of this type, net of administrative expenses and any finders fees, justifies the attendant risk.

CERTAIN INVESTMENT POLICIES. The Fund has adopted certain fundamental investment restrictions and policies which are enumerated in detail in the Statement of Additional Information and which may not be changed unless authorized by a shareholder vote. Among the fundamental restrictions, the Fund may not (a) borrow money, except as permitted by the Investment Company Act of 1940 (the "1940 Act"), (b) invest 25% or more of its assets in securities of companies in any one industry, or (c) with respect to 75% of its total assets, invest more than 5% of total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies. Except with respect to the borrowing restriction, investment restrictions are considered at the time of acquisition of assets; the sale of portfolio assets is not required in the event of a subsequent change in circumstances.

     Except for the investment objective and the fundamental investment restrictions and policies specifically identified above and enumerated in the Statement of Additional Information, the policies of the Fund are not fundamental policies and accordingly may be changed by the Trustees of the Trust without obtaining the approval of the shareholders of the Fund.

ORGANIZATION OF THE FUND
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THE FUND IS A DIVERSIFIED  SERIES OF EATON VANCE SPECIAL  INVESTMENT  TRUST (THE
"TRUST"), A BUSINESS TRUST ESTABLISHED UNDER MASSACHUSETTS LAW PURSUANT TO A DECLARATION OF TRUST DATED MARCH 27, 1989, AS AMENDED. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). Each share represents an equal proportionate beneficial interest in the Fund. When issued and outstanding, the shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Shares." There are no annual meetings of shareholders, but special meetings may be held as required by law to elect Trustees and consider certain other matters. Shareholders are entitled to
one  vote  for  each  full   share   held.   Fractional   shares  may  be  voted
proportionately. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. Eaton Vance may be deemed a control person of the Fund because as of March 31, 1998 it was the record owner of approximately 70.4% of Fund shares.


     The Fund's investment policies include a fundamental investment provision allowing the Fund to invest its assets in an open-end management investment company having substantially the same investment policies and restrictions as the Fund. This investment company would be advised by the Investment Adviser (or an affiliate) and pay an advisory fee no higher than the advisory fee paid by the Fund. The Board of Trustees may implement the new investment policy without shareholder approval at any time. This structure is commonly referred to as "master-feeder."

MANAGEMENT OF THE FUND
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THE  TRUST  ENGAGES  EATON  VANCE  MANAGEMENT  ("EATON  VANCE")  AS  THE  FUND'S
INVESTMENT ADVISER. EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924 AND MANAGING INVESTMENT COMPANIES SINCE 1931.

     Acting under the general supervision of the Board of Trustees of the Trust, Eaton Vance manages the Fund's investments and affairs. Eaton Vance also furnishes for the use of the Fund office space and all necessary office facilities, equipment and personnel for servicing the investments of the Fund. Under the investment advisory agreement with the Trust on behalf of the Fund, Eaton Vance receives a monthly advisory fee of .0625% (equivalent to .75% annually) of the average daily net assets of the Fund up to $500 million; the fee will be reduced at various asset levels over $500 million.


     For the period from the start of business, January 2, 1997, to December 31, 1997, Eaton Vance reduced its advisory fee and the Fund paid no advisory fees. Absent the fee reduction, the Fund would have paid Eaton Vance advisory fees equivalent to 0.75% (annualized) of the Fund's average daily net assets for such period.

     EATON VANCE ACTS AS INVESTMENT ADVISER TO INVESTMENT COMPANIES AND VARIOUS INDIVIDUAL AND INSTITUTIONAL CLIENTS WITH ASSETS UNDER MANAGEMENT OF APPROXIMATELY $25 BILLION. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company which through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance.


     Edward E. Smiley, Jr. has acted as the portfolio manager of the Fund since it commenced operations. He has been a Vice President of Eaton Vance and BMR since 1996. Prior to joining Eaton Vance, he was a Senior Product Manager, Equity Management for TradeStreet Investment Associates, Inc., a wholly-owned subsidiary of Nations Bank.

     Mr. Smiley was a portfolio manager of a mutual fund with his prior employer. The total return of that fund for the one-year period ended September 19, 1996 and for the entire period during which Mr. Smiley managed the fund was as follows:

          One Year                                       18.60%

          December 10, 1992 (inception of fund)
           through September 19, 1996                    15.31% (average annual)

     The foregoing information is provided to illustrate past performance of Mr. Smiley in managing a portfolio similar to the Fund. The foregoing information is considered relevant because the other mutual fund was managed by Mr. Smiley using substantially the same investment objective, policies and strategies as those of the Fund. Of course, past performance is not indicative of future performance and investment returns will fluctuate reflecting market conditions and changes in company-specific fundamentals of portfolio securities.


     Total return of the Fund for the fiscal year ended December 31, 1997 was 19.26%.

     Eaton Vance places the portfolio securities transactions of the Fund with many broker-dealer firms and uses its best efforts to obtain execution of such transactions at prices which are advantageous to the Fund and at reasonably competitive commission rates. Subject to the foregoing, Eaton Vance may consider sales of shares of the Fund or of other investment companies sponsored by Eaton Vance as a factor in the selection of broker-dealer firms to execute portfolio transactions. The Fund and Eaton Vance have adopted Codes of Ethics relating to personal securities transactions. The Codes permit Eaton Vance personnel to invest in securities (including securities that may be purchased or held by the Fund) for their own accounts, subject to certain pre-clearance, reporting and other restrictions and procedures contained in such Codes.

     The Trust has retained the services of Eaton Vance to act as Administrator of the Fund. As Administrator, Eaton Vance supervises the overall administration of the Fund. For these services Eaton Vance currently receives no compensation. The Trustees of the Trust may determine, in the future, to compensate Eaton Vance for such services.


     Like most mutual funds, the Fund relies on computers in conducting daily business and processing information. There is a concern that on January 1, 2000 some computer programs will be unable to recognize the new year and as a consequence computer malfunctions will occur. The Administrator is taking steps that it believes are reasonably designed to address this potential problem and to obtain satisfactory assurance from other service providers to the Fund that they are also taking steps to address the issue. There can, however, be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund or its shareholders.

SERVICE PLAN
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In addition to advisory  fees and other  expenses,  the Fund pays  service  fees pursuant to a Service Plan (the "Plan") designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. THE PLAN PROVIDES THAT THE FUND MAY MAKE SERVICE FEE PAYMENTS FOR PERSONAL SERVICES AND/OR THE MAINTENANCE OF SHAREHOLDER ACCOUNTS TO THE PRINCIPAL UNDERWRITER, FINANCIAL SERVICE FIRMS ("AUTHORIZED FIRMS") AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR ANY FISCAL YEAR. The Trustees of the Trust have initially implemented the Plan by authorizing the Fund to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed .25% of the Fund's average daily net assets for any fiscal year based on the value of Fund shares sold by such persons and remaining outstanding for at least twelve months. The Fund began making service fee payments during the quarter ended March 31, 1998.

VALUING SHARES
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THE FUND  VALUES ITS SHARES  ONCE ON EACH DAY THE NEW YORK STOCK  EXCHANGE  (THE
"EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). The Fund's net asset value per share is determined by its custodian, Investors Bank & Trust Company ("IBT") (as agent for the Fund), in the manner authorized by the Trustees of the Trust. Net asset value is computed by dividing the value of the Fund's total assets, less its liabilities, by the number of Fund shares outstanding. Securities listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices.

     Authorized Firms must communicate an investor's order to the Principal Underwriter by a specific time each day to receive that day's public offering price per share. It is the Authorized Firms' responsibility to transmit orders promptly to the Principal Underwriter. The Fund has approved the acceptance of purchase and redemption orders as of the time of their receipt by certain Authorized Firms (or their designated intermediaries).


     SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING THE NUMBER OF FUND SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.


HOW TO BUY SHARES
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SHARES OF THE FUND MAY BE PURCHASED  FOR CASH OR MAY BE ACQUIRED IN EXCHANGE FOR
ACCEPTABLE SECURITIES. Investors may purchase shares of the Fund through Authorized Firms at the effective public offering price, which price is based on the effective net asset value per share plus the applicable sales charge. The Fund receives the net asset value, while the sales charge is divided between the Authorized Firm and the Principal Underwriter. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm. The Fund may suspend the offering of shares at any time and may refuse an order for the purchase of shares.

     The sales charge may vary depending on the size of the purchase and the number of shares of Eaton Vance funds the investor may already own, any arrangement to purchase additional shares during a 13-month period or special purchase programs. Complete details of how investors may purchase shares at reduced sales charges under a Statement of Intention, Right of Accumulation, or various employee benefit plans are available from Authorized Firms or the Principal Underwriter.


The sales charges and dealer commissions for purchases are:


                                             SALES CHARGE             SALES CHARGE            DEALER COMMISSION
                                             AS PERCENTAGE OF         AS PERCENTAGE OF        AS PERCENTAGE OF
AMOUNT OF PURCHASE                           OFFERING PRICE           AMOUNT INVESTED         OFFERING PRICE
------------------                           --------------           ---------------         --------------
Less than $50,000.........................   5.75%                    6.10%                   5.00%
$50,000 but less than $100,000............   4.75%                    4.99%                   4.00%
$100,000 but less than $250,000...........   3.75%                    3.90%                   3.00%
$250,000 but less than $500,000...........   3.00%                    3.09%                   2.50%
$500,000 but less than $1,000,000.........   2.00%                    2.04%                   1.75%
$1,000,000 or more........................   0.00%*                   0.00%*                  See Below**

* No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1% will be imposed on such investments in the event of certain redemptions within 12 months of purchase.
**       A  commission  on sales of $1 million or more will be paid as  follows:
         1.00% on amounts of $1 million or more but less than $3 million; plus 0.50% on amounts from $3 million but less than $5 million; plus 0.25% on amounts of $5 million or more. Purchases of $1 million or more will be aggregated over a 12-month period for purposes of determining the commission to be paid.


     The Principal Underwriter may at times allow discounts up to the full sales charge. During periods when the discount includes the full sales charge, Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933. The Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives sell or are expected to sell significant amounts of shares.

     An initial investment in the Fund must be at least $1,000. Once an account has been established the investor may send investments of $50 or more at any time directly to the Fund's transfer agent (the "Transfer Agent") as follows:
First Data Investor Services Group, P.O. Box 5123 Westborough, MA 01581-5123. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services."

     Shares of the Fund may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds; to clients and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to registered representatives, employees of Authorized Firms and to bank employees who refer customers to registered representatives of Authorized Firms; to officers and employees of IBT and the Transfer Agent; and to such persons' spouses and children under the age of 21 and their beneficial accounts. Shares may also be issued at net asset value (1) in connection with the merger of an investment company with the Fund,
(2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with Eaton Vance provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code") ("Eligible Plans") and "rabbi trusts." The Principal Underwriter may pay commissions to Authorized Firms who initiate and are responsible for purchases of shares of the Fund by Eligible Plans of up to 1.00% of the amount invested in such shares.



ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as Administrator, in exchange for Fund shares at the applicable public offering price as determined above. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price per Fund share on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities, but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities.

     Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an Authorized Firm, together with a completed and signed Letter of Transmittal in approved form (available from Authorized Firms), as follows:

IN THE CASE OF BOOK ENTRY:                    IN THE CASE OF PHYSICAL DELIVERY:

Deliver through Depository Trust Co.          Investors Bank & Trust Company
Broker #2212                                  Attention: EV Traditional Emerging
Investors Bank & Trust Company                   Growth Fund
For A/C EV Traditional Emerging Growth Fund   Physical Securities Processing
                                                 Settlement Area
                                              200 Clarendon Street
                                              Boston, MA  02116


     Investors who are contemplating an exchange of securities for shares of the Fund, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for Fund shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities for Fund shares.


     IF YOU DON'T HAVE AN AUTHORIZED FIRM, EATON VANCE CAN RECOMMEND ONE.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------


A SHAREHOLDER MAY REDEEM FUND SHARES IN ONE OF THREE WAYS - BY MAIL, BY TELEPHONE OR THROUGH AN AUTHORIZED FIRM. The redemption price will be based on the net asset value per Fund share next computed after a redemption request is received in the proper form as described below.

REDEMPTION BY MAIL: Shares may be redeemed by delivering to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, during its business hours a written request for redemption in good order, plus any share certificates with executed stock powers. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a Commission regulation and acceptable to the Transfer Agent. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.

REDEMPTION BY TELEPHONE: Shares may be redeemed by telephone provided the investor has not disclaimed in writing the use of the privilege. Such redemptions can be effected by calling the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). The proceeds of a telephone redemption may be no greater than the maximum amount established by the Principal Underwriter (currently $50,000) and may be mailed only to the account address of record. Shares held by corporations, trusts or certain other entities, or subject to fiduciary arrangements, may not be redeemed by telephone. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated by telephone are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone redemption may be difficult to implement.

REDEMPTION THROUGH AN AUTHORIZED FIRM: To sell shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of such shares is based upon the net asset value calculated after the order is deemed to be received by the Fund or the Principal Underwriter, as the Fund's agent. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to Principal Underwriter. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.


     Within seven days after receipt of a redemption request in good order by the Transfer Agent, the Fund will make payment in cash for the net asset value of the shares as of the date determined above, reduced by the amount of any federal income tax required to be withheld.

     If shares were recently purchased, the proceeds of a redemption will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. Redemptions may result in a taxable gain or loss.

     Due to the high cost of maintaining small accounts, the Fund reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Fund if the cause of the low account balance was a reduction in the net asset value of Fund shares.


     If shares have been purchased at net asset value with no initial sale charge by virtue of the purchase having been in the amount of $1 million or more and are redeemed within 12 months of purchase, a CDSC of 1% will be imposed on such redemption. The CDSC will be imposed on an amount equal to the lesser of the current market value or the original purchase price of the shares redeemed. Accordingly, no CDSC will be imposed on increases in account value above the initial purchase price, including any distributions that have been reinvested in additional shares. In determining whether a CDSC is applicable to a redemption, it will be assumed that redemptions are made first from any shares in the shareholder's account that are not subject to a CDSC. The CDSC will be retained by the Principal Underwriter.

         The CDSC is waived for redemptions involving certain liquidation, merger or acquisition transactions involving other investment companies. If a shareholder reinvests redemption proceeds in accordance with the conditions set forth under "Eaton Vance Shareholder Services -- Reinvestment Privilege," the shareholder's account will be credited with the amount of any CDSC paid on such redeemed shares.

REPORTS TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the independent accountants. Shortly after the end of each calendar year, shareholders will be furnished with information necessary for preparing federal and state income tax returns. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF FUND SHARES, THE TRANSFER AGENT WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE FUND'S RECORDS. This account is a complete record of all transactions between the investor and the Fund, which at all times shows the balance of shares owned. The Fund will not issue share certificates except upon request.

     Each time a transaction takes place in a shareholder's account, the shareholder will receive a statement showing complete details of the transaction and the current balance in the account. (Under certain investment plans, statements may be sent only quarterly.) THE LIFETIME INVESTING ACCOUNT PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS IN SHARES BY SENDING A CHECK FOR $50 OR MORE to the Transfer Agent.

     Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 (please provide the name of the shareholder, the Fund and the account number).

     THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Fund's dividend disbursing agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The currently effective option will appear on each account statement.

     SHARE OPTION -- Dividends and capital gains will be reinvested in additional shares.

     INCOME OPTION -- Dividends will be paid in cash, and capital gains will be reinvested in additional shares.

     CASH OPTION -- Dividends and capital gains will be paid in cash.

     The SHARE OPTION will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under the federal income tax laws.


     If shareholder communications are returned by the United States Postal Service or other delivery service as not deliverable, the distribution option on the account will be automatically changed to the SHARE OPTION until such time as the shareholder selects a different option. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


     DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, dividends and/or capital gains may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.

     "STREET NAME" ACCOUNTS. If shares of the Fund are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Fund and its Transfer Agent.

Since the Fund will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another Authorized Firm or to an account directly with the Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an Authorized Firm, or transferring the account to another Authorized Firm, an investor wishing to reinvest distributions should determine whether the Authorized Firm which will hold the shares allows reinvestment of distributions in "street name" accounts.

THE EATON VANCE EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------


     Shares of the Fund currently may be exchanged for Class A shares of one or more other funds in the Eaton Vance Group of Funds and Eaton Vance Cash Management Fund, Eaton Vance Income Fund of Boston and Eaton Vance Tax Free Reserves. Any such exchange will be made on the basis of the net asset value per share of each fund/Class at the time of the exchange (plus, in the case of an exchange made within six months of the date of purchase of Class A shares subject to an initial sales charge, an amount equal to the difference, if any, between the sales charge previously paid on the shares being exchanged and the sales charge payable on the shares being acquired). Exchange offers are available only in states where shares of the fund being acquired may be legally sold. Exchanges are subject to any restrictions or qualifications set forth in the current prospectus of any such fund.


     Each exchange must involve shares which have a net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Fund does not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve-month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.

     Shares of the Fund which are subject to a CDSC may be exchanged into any of the above funds without incurring the CDSC. The shares acquired in an exchange may be subject to a CDSC upon redemption. For purposes of computing the CDSC payable upon the redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in the exchange.


     The Transfer Agent makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Shares"). Consult the Transfer Agent for additional information concerning the exchange privilege. Applications and prospectuses of other funds are available from Authorized Firms or the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.


     Shares of certain other funds for which Eaton Vance acts as investment adviser or administrator may be exchanged for Fund shares on the basis of the net asset value per share of each fund at the time of the exchange (plus, in the case of an exchange made within six months of the date of purchase of shares subject to an initial sales charge, an amount equal to the difference, if any, between the sales charge previously paid on the shares being exchanged and the sales charge payable on the shares being acquired). Any such exchange is subject to any restrictions or qualifications set forth in the current prospectus of any such fund.

     Telephone exchanges are accepted by the Transfer Agent provided that the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of exchange instructions received by telephone; provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.

EATON VANCE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

THE FUND OFFERS THE FOLLOWING SERVICES, WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the Fund as an expense to all shareholders.

INVEST-BY-MAIL -- FOR PERIODIC SHARE ACCUMULATION: Once the $1,000 minimum investment has been made, checks of $50 or more payable to the order of EV Traditional Emerging Growth Fund may be mailed directly to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 at any time -- whether or not distributions are reinvested. The name of the shareholder, the Fund and the account number should accompany each investment.

BANK AUTOMATED INVESTING -- FOR REGULAR SHARE ACCUMULATION: Cash investments of $50 or more may be made automatically each month or quarter from the shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.


STATEMENT OF INTENTION: Purchases of $100,000 or more made over a 13-month period are eligible for reduced sales charges. Under a Statement of Intention,
 .5% of the dollar amount to be purchased will be held in escrow in the form of shares registered in the investor's name until the Statement is satisfied or the 13-month period expires. See the Account Application for details.


RIGHT OF ACCUMULATION: Purchases may qualify for reduced sales charges when the current market value of holdings (shares at current offering price), plus new purchases, reaches $100,000 or more. Shares of the Eaton Vance funds listed under "The Eaton Vance Exchange Privilege" may be combined under the Statement of Intention and Right of Accumulation.

WITHDRAWAL PLAN: A shareholder may draw on shareholdings systematically with monthly or quarterly checks in an amount specified by the shareholder. A minimum deposit of $5,000 in shares is required. The maintenance of a withdrawal plan concurrently with purchases of additional shares would be disadvantageous because of the sales charge included in such purchases.

REINVESTMENT PRIVILEGE: A shareholder who has redeemed shares may reinvest at net asset value any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional share to round off the purchase to the nearest full share) in shares of the Fund, or, provided that the shares redeemed have been held for at least 60 days, in shares of any of the other funds offered by the Principal Underwriter subject to an initial sales charge, provided that the reinvestment is effected within 60 days after such redemption, and the privilege has not been used more than once in the prior 12 months. Shares are sold to a reinvesting shareholder at the next determined net asset value following timely receipt of a written purchase order by the Principal Underwriter or by the fund the shares of which are being purchased (or by such fund's transfer agent). The privilege is also available to shareholders of the funds listed under "The Eaton Vance Exchange Privilege" who wish to reinvest such redemption proceeds in shares of the Fund. If a shareholder reinvests redemption proceeds within the 60-day period, the shareholder's account will be credited with the amount of any CDSC paid on such redeemed shares. To the extent that any shares of the Fund are sold at a loss and the proceeds are reinvested in shares of the Fund (or other shares of the Fund are acquired) within the period beginning 30 days before and ending 30 days after the date of the redemption, some or all of the loss generally will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.

TAX-SHELTERED RETIREMENT PLANS: Shares of the Fund are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the Principal Underwriter. This information should be read carefully and consultation with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party record-keepers and not by the Principal Underwriter. Under all plans, distributions will be automatically reinvested in additional shares.

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------


DISTRIBUTIONS. The Fund makes distributions of any net investment income at least annually (usually in December) and any net realized capital gains (including net short-term capital gains) at least annually. Distributions from capital gains are made after applying any available capital loss carryovers. Shareholders may reinvest all distributions in shares of the Fund without a sales charge at the net asset value per share as of the close of business on the ex-dividend date for the distribution.


     The Fund's net investment income consists of all income accrued on the Fund's assets, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles. The Fund's net realized capital gains, if any, consist of the net realized capital gains (if any) allocated to the Fund for tax purposes, after taking into account any available capital loss carryovers.

TAXES. Distributions by the Fund which are derived from net investment income, net short-term capital gains and certain foreign exchange gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund. Distributions by the Fund of long-term capital gains are taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares of the Fund and regardless of the length of time Fund shares have been owned by the shareholder.

     If shares are purchased shortly before the record date of a distribution, the shareholder will pay the full price for the shares and then receive some portion of the price back as a taxable distribution. The amount, timing and character of the Fund's distributions to shareholders may be affected by special tax rules governing its activities in options, futures and forward foreign currency exchange transactions or certain other investments. Certain distributions, if declared by the Fund in October, November or December and paid the following January, will be taxable to shareholders as if received on December 31 of the year in which they are declared.

     Sales charges paid upon a purchase of Fund shares cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund or of another fund pursuant to the Fund's reinvestment or exchange privilege. Any disregarded or disallowed amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

     The Fund intends to qualify as a regulated investment company under the Code and to satisfy all requirements necessary to avoid paying federal income taxes on the part of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gains) and net capital gain it distributes to shareholders.

     As a regulated investment company under the Code, the Fund does not pay federal income or excise taxes to the extent that it distributes to shareholders substantially all of its ordinary income and capital gain net income in accordance with the timing requirements imposed by the Code.

     The Fund will provide its shareholders annually with tax information notices and Forms 1099 to assist in the preparation of their federal and state tax returns for the prior calendar year's distributions, proceeds from the redemption or exchange of Fund shares, and federal income tax (if any) withheld by the Transfer Agent.

     Shareholders   should  consult  with  their  tax  advisers  concerning  the applicability of state, local or other taxes to an investment in the Fund.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

FROM TIME TO TIME, THE FUND'S AVERAGE ANNUAL TOTAL RETURN MAY BE ADVERTISED. The Fund's average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price (which includes the maximum sales charge) for specified periods, assuming reinvestment of all distributions. The Fund may also publish annual and cumulative total return figures from time to time. The Fund may use such total return figures, together with comparisons with the Consumer Price Index, various domestic and foreign securities indices and performance studies prepared by independent organizations, in advertisements and in information furnished to present or prospective shareholders.

     The Fund may also furnish total return calculations based on investments at various sales charge levels or at net asset value. Any performance data which is based on the Fund's net asset value per share would be lower if a sales charge were taken into account. The Fund's performance may be compared in publications to the performance of various indices and investments for which reliable data is available, and to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.

     Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered a representation of what an investment may earn or what the Fund's total return may be in any future period. The Fund's investment results are based on many factors, including market conditions, the composition of the security holdings of the Fund and the operating expenses of the Fund. Investment results also often reflect the risks associated with the particular investment objective and policies of the Fund. Among others, these factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles. If the expenses related to the operation of the Fund are allocated to Eaton Vance or Eaton Vance waives its fees, the Fund's performance will be higher.

INVESTMENT ADVISER AND
ADMINISTRATOR
Eaton Vance Management
24 Federal Street
Boston, MA  02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.              EV TRADITIONAL EMERGING
24 Federal Street                           GROWTH FUND
Boston, MA  02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA  02116

TRANSFER AGENT
First Data Investor Services Group
P.O. Box 5123
Westborough, MA  01581-5123
(800) 262-1122

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA 02109






                                            PROSPECTUS
                                            MAY 1, 1998



EV TRADITIONAL EMERGING GROWTH FUND
24 FEDERAL STREET
BOSTON, MA  02110



                                                T-EGP

                                    PART B
        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                                        STATEMENT OF
                                                        ADDITIONAL INFORMATION
                                                        May 1, 1998
                          EATON VANCE BALANCED FUND
                       EATON VANCE GROWTH & INCOME FUND
                      EATON VANCE SPECIAL EQUITIES FUND
                          EATON VANCE UTILITIES FUND
                              24 Federal Street
                         Boston, Massachusetts 02110
                                (800) 225-6265


    This Statement of Additional Information provides general information about the Funds listed above and their corresponding Portfolios. This Statement of Additional Information is sometimes referred to herein as the "SAI."

                              TABLE OF CONTENTS
                                                                           Page


Additional Information About Investment Policies ..........................   1
Investment Restrictions ...................................................   4
Trustees and Officers .....................................................   6
Investment Adviser and Administrator ......................................   8
Custodian .................................................................  11
Services for Accumulation -- Class A Shares ...............................  12
Service for Withdrawal ....................................................  12
Determination of Net Asset Value ..........................................  12
Investment Perf
ormance ....................................................  13
Taxes .....................................................................  15
Principal Underwriter .....................................................  17
Service Plan -- Class A Shares ............................................  18
Distribution Plans -- Class B and Class C Shares ..........................  18
Portfolio Security Transactions ...........................................  20
Other Information .........................................................  22
Independent Accountants ...................................................  23
Financial Statements ......................................................  23
Appendix A: Class A Shares ................................................ a-1
Appendix B: Class B Shares ................................................ b-1
Appendix C: Class C Shares ................................................ c-1


    Although each Fund offers only its shares of beneficial interest, it is possible that a Fund (or Class) might become liable for a misstatement or omission in this Statement of Additional Information regarding another Fund (or Class) because the Funds use this combined Statement of Additional Information. The Trustees of the Trust have considered this factor in approving the use of a combined Statement of Additional Information.


    THIS COMBINED STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUNDS' PROSPECTUS DATED MAY 1, 1998, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS COMBINED STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).


    This SAI provides information about the Funds and the Portfolios. Capitalized terms used in this SAI and not otherwise defined have the meanings given them in the Prospectus. The Funds are subject to the same investment policies as those of the Portfolios. Each Fund currently seeks to achieve its objective by investing in its corresponding Portfolio.

               ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES


BALANCED FUND
    Balanced Fund is intended to provide an "all-in-one" portfolio for a sensible approach to asset allocation: stocks for growth; stocks and bonds for current income; and money market securities, when necessary, to provide stability. The Investment Adviser believes Balanced Fund offers a way to participate in the stock market without full exposure to downside fluctuations. Balanced Portfolio is a flexibly managed account seeking to provide current income and long-term growth of capital through careful selection of securities considered to be of high or improving quality. The net asset value of the classes of Balanced Fund will fluctuate in response to changes in the value of the securities held by the Portfolio. When the Portfolio sells securities held by it, it may realize a gain or loss depending on whether it sells them for more or less than their cost. As in any investment which fluctuates in value, the management of the Balanced Portfolio cannot, of course, assure the achievement of the objectives or eliminate risk. It is believed, however, that through selective diversification and continuous supervision, the risks of investing will be reduced and the shareholder's opportunities for rewarding investment results over the long term may be enhanced.


FOREIGN INVESTMENTS
    Because investments in companies whose principal business activities are located outside of the United States will frequently be denominated in foreign currencies, and because assets of a Portfolio may temporarily be held in bank deposits in foreign currencies during the completion of investment programs, the value of the assets of a Portfolio as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. A Portfolio may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.


    Balanced and Utilities Portfolios may enter into forward foreign currency exchange contracts. Forward contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Although a forward contract will minimize the risk of loss due to a decline in the value of the hedged currency, it also limits any potential gain which might result should the value of such currency increase.

FUTURES CONTRACTS AND OPTIONS
    Utilities and Balanced Portfolios may enter into futures contracts, and options on futures contracts, traded on an exchange regulated by the CFTC, and on foreign exchanges if the Investment Adviser determines that trading on each such foreign exchange does not subject the Portfolios to risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges. Transactions in futures contracts and options thereon (other than purchased options) exposes a Portfolio to an obligation to another party.

    The Utilities Portfolio may only write a put option on a security that it intends ultimately to acquire for its investment portfolio.


    To the extent that a Portfolio enters into futures contracts, options on futures contracts and options on foreign currencies traded on an exchange regulated by the Commodity Futures Trading Commission (the "CFTC") that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the liquidation value of the investments, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into.

RISKS ASSOCIATED WITH DERIVATIVE INSTRUMENTS
    Entering into a derivative instrument involves the risk that the applicable market will move against the Portfolio's position and that the Portfolio will incur a loss. For derivative instruments other than purchased options, this loss may exceed the amount of the initial investment made or the premium received by the Portfolio. Derivative instruments may sometimes increase or leverage a Portfolio's exposure to a particular market risk. Leverage enhances a Portfolio's exposure to the price volatility of derivative instruments it holds. A Portfolio's success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and the Portfolio's assets. During periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent a Portfolio from closing out positions and limiting its losses. A Portfolio will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the corresponding Fund as a regulated investment company for federal income tax purposes. See "Taxes."


    Over-the-counter ("OTC") derivative instruments in which the Utilities Portfolio may invest involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. The staff of the Commission takes the position that purchased OTC options, and assets used as cover for written OTC options, are subject to the Portfolio's 15% limit on illiquid investments. The Portfolio's ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. The Portfolio expects to purchase and write only exchange-traded options until such time as the Investment Adviser determines that the OTC options market is sufficiently developed and the Utilities Fund has amended its prospectus so that appropriate disclosure is furnished to prospective and existing shareholders. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty.


ASSET COVERAGE REQUIREMENTS
    Transactions involving when-issued securities, forward contracts, futures contracts and options (other than options that a Portfolio has purchased) expose a Portfolio to an obligation to another party. A Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options, forward contracts or futures contracts, or (2) cash or liquid securities (such as readily marketable common stock and money market instruments) with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Portfolios will comply with Commission guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount. The securities in the segregated account will be marked to market daily. Assets used as cover or held in a segregated account maintained by the Portfolio's custodian cannot be sold while the position requiring coverage or segregation is outstanding unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Portfolio's assets to segregated accounts or to cover could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.


WRITING COVERED CALL OPTIONS
    The Special Investment Portfolio may engage in the writing of call option contracts on securities which are owned by the Portfolio ("covered call options") when, in the opinion of the Trustees of the Portfolio, such activity is advisable and appropriate. The Portfolios do not intend to write a covered option on any security if after such transaction more than 25% of its net assets, as measured by the aggregate value of the securities underlying all covered calls written by the Portfolio, would be subject to such options.

    Each of Growth & Income, Special Investment and Utilities Portfolios may terminate its obligations under a call option by engaging in "closing purchase transactions." In the event no market for such a transaction exists, Portfolio would have to exercise its options in order to realize any profit and would incur transaction costs upon the sale of underlying securities pursuant to the exercise of put options. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.


    The writing of options could result in significant increases in the portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate.

WHEN-ISSUED SECURITIES
    Each Portfolio may purchase debt securities on a when-issued basis; that is, delivery and payment for the securities normally take place up to 90 days after the date of the transaction. The payment obligation and the interest rate that will be received on the securities are fixed at the time the Portfolio enters into the purchase commitment. Securities purchased on a when-issued basis are subject to changes in value. Therefore, to the extent that a Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the Portfolio's net asset value than if it solely set aside cash to pay for when-issued securities.


LENDING OF SECURITIES
    The Growth & Income, Special Investment and Utilities Portfolios may each seek to increase their income by lending portfolio securities. Under present regulatory policies, including those of the Board of Governors of the Federal Reserve System and the Commission, such loans may be made to member firms of the New York Stock Exchange and would be required to be secured continuously by collateral in cash, cash equivalents or U.S. Government securities held by a Portfolio's custodian and maintained on a current basis at an amount at least equal to the market value of the securities loaned which will be marked to market daily. Each Portfolio would have the right to call a loan and obtain the securities loaned at any time on five days' notice. During the existence of a loan, a Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive interest on investment of the collateral. The Portfolio would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the securities loan, if the borrower of the securities fails financially. However, the loans would be made only to organizations deemed by the Investment Adviser to be of good standing and, when, in its judgment, the consideration which can be earned from securities loans of this type justifies the attendant risk. Securities lending involves administration expenses, including finders' fees. If the Investment Adviser determines to make securities loans, it is intended that the value of the securities loaned would not exceed 30% of the Portfolio's total assets. At the present time, the Trustees of such Portfolios have not made a determination to engage in this activity, and have no present intention of making such a determination during the current fiscal year.

LEVERAGE THROUGH BORROWING
    Upon trustee approval, the Utilities Portfolio may from time to time increase its ownership of portfolio securities above the amounts otherwise possible by borrowing from banks on an unsecured basis at fixed or variable rates of interest and investing the borrowed funds. The Investment Adviser currently anticipates that the Utilities Portfolio would incur borrowings for the purpose of acquiring additional income-producing securities when it is believed that the interest payable with respect to such borrowings will be exceeded by (a) the income payable on the securities acquired with such borrowings or (b) the anticipated total return (a combination of income and appreciation) on such securities. Such borrowings might be made, for example, when short-term interest rates fall below the yields available from the securities acquired with the borrowed funds or the total return anticipated from such securities.

    The Utilities Portfolio is required to maintain asset coverage of at least 300% with respect to such borrowings, which means that the Portfolio may borrow an amount up to 50% of the value of its net assets (not including such borrowings). The Portfolio may be required to dispose of securities held by it on unfavorable terms if market fluctuations or other factors reduce such asset coverage to less than 300%.

    Leveraging will exaggerate any increase or decrease in the market value of the securities held by the Utilities Portfolio. Money borrowed for leveraging will be subject to interest costs which may or may not exceed the income from the securities purchased. The Utilities Portfolio may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements will increase the cost of borrowing over the stated interest rate. Unless the income and appreciation, if any, on assets acquired with borrowed funds exceeds the cost of borrowing, the use of leverage will diminish the investment performance of the Portfolio compared with what it would have been without leverage.


    Successful use of a leveraging strategy depends on the Investment Adviser's ability to predict correctly interest rates and market movements, and there is no assurance that a leverage strategy will be successful during any period in which it is employed. Leverage may be viewed as a speculative activity.


    The ability of the Utilities Portfolio to borrow could be partially or entirely curtailed in the event that the Credit Control Act of 1969 were to be invoked and the Federal Reserve Board were to limit or prohibit certain extensions of credit. This Act empowers the Federal Reserve Board, when authorized by the President, to regulate directly the costs and allocation of funds in the credit market.

REPURCHASE AGREEMENTS
    The Utilities Portfolio may enter into repurchase agreements with respect to U.S. Government securities. In the event of the bankruptcy of the other party to a repurchase agreement, the Portfolio might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Portfolio purchased may have decreased, the Portfolio could experience a loss. The Portfolio will treat repurchase agreements maturing in more than seven days as illiquid.

PORTFOLIO TURNOVER
    While it is not the policy of the Portfolios to purchase securities with a view to short-term profits, the Portfolios will dispose of securities without regard to the time they have been held if such action seems advisable. The Balanced Portfolio, Growth & Income Portfolio and the Special Investment Portfolio anticipate that under normal market conditions, each Portfolio's annual turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less), although the Growth & Income and Special Investment Portfolios' annual portfolio turnover rate has exceeded 100% in the past. The Portfolio turnover rate of the Utilities Portfolio is likely to exceed 100%, but under normal conditions is not likely to exceed 250%. A 100% turnover rate could occur if all of the securities held by a Portfolio are sold and either repurchased or replaced within one year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. It may also result in the realization of capital gains. See "Portfolio Security Transactions" for a discussion of the Portfolios' brokerage practices. For the fiscal years ended December 31, 1997 and 1996, the portfolio turnover rates of the Balanced Portfolio, Growth & Income Portfolio, Special Investment Portfolio and Utilities Portfolio were 37% and 64%, 93% and 114%, 156% and 91% and 169% and 166%, respectively.


                           INVESTMENT RESTRICTIONS

    The following investment restrictions of each Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the relevant Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the shares are present or represented at the meeting or (b) more than 50% of the shares of the Fund.

    As a matter of fundamental investment policy, a Fund may not:

        (1) With respect to 75% of its total assets, invest more than 5% of its total assets taken at market value in the securities of any one issuer or in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;

        (2) Borrow money or issue senior securities, except as permitted by the Investment Company Act of 1940;

        (3) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);

        (4) Invest in real estate (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

        (5) Invest in physical commodities or commodity contracts for the purchase and sale of physical commodities; or

        (6) Make loans to any person except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements or (c) lending portfolio securities.


        In addition, Balanced Fund may not:


        (7) Invest more than 25% of the value of its total assets at the time of acquisition in any one industry with public utility companies (being electric utility companies, natural gas producing companies, transmission companies, telephone companies, and water works companies) being considered separate industries.


        In addition, Growth & Income Fund and Special Equities Fund may not:

        (8) Underwrite securities of other issuers; or

        (9) Concentrate 25% of more of its assets in any one industry (provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities).

        In addition, Utilities Fund may not:

        (10) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933; or

        (11) Make an investment in any one industry if such investment would cause investments in such industry to exceed 25% of the Fund's total assets (taken at market value) except that the Fund will concentrate at least 25% of its investments in utility stocks (i.e., principally electric, gas and telephone companies).

    Notwithstanding the investment policies and restrictions of a Fund, each Fund may invest its assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund. For purposes of Restriction (9) above, not more than 25% of the total assets of the Growth & Income and Special Equities Funds will be concentrated in any one industry.

    The corresponding Portfolio of each Fund has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions; such restrictions cannot be changed without the approval of a majority of the outstanding voting securities of the corresponding Portfolio.

    Each Fund and its corresponding Portfolio have each adopted the following investment policies which may be changed with respect to a Fund by the Trustees of the Trust without approval by the Fund's shareholders or with respect to the Portfolio by the Trustees of the Portfolio with or without the approval of the Fund or its other investors. As a matter of nonfundamental policy, none of the Fund nor the Portfolios may:

        (a) invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust or the Portfolio, or its delegate, determines to be liquid;

        (b) make short sales of securities or maintain a short position, unless at all times when a short position is open the Fund or the Portfolio either owns an equal amount of such securities or owns securities convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. In the case of each of Total Return Fund and Portfolio, no more than 25% of its net assets (taken at current value) may be held as collateral for such sales at any one time; or

        (c) purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust or the Portfolio or is a member, officer, director or trustee of or person interested in any investment adviser of the Trust or the Portfolio, if after the purchase of the securities of such issuer by the Fund or the Portfolio one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities or both (all taken at market value) of such issuer and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities or both (all taken at market value).

        In addition, Balanced Fund and Balanced Portfolio may not:

        (d) invest in put or call options or straddles or spreads;

        In addition, Special Equities Fund and Special Investment Portfolio may not:

        (e) invest in put or call options, except that the Fund or the Portfolio is authorized to engage in the writing and sale of call option contracts and the purchase of call options as described in the Fund's prospectus and statement of additional information and may invest in warrants where the grantor thereof is the issuer of the underlying securities; or

        (f) purchase warrants in excess of 2% of net assets, except that if such warrants are listed on the New York or American Stock Exchanges, the percentage restriction is 5% of net assets. Any such warrants shall be valued at the lower of cost or market except that warrants acquired by the Fund or the Portfolio attached to portfolio securities shall be deemed to be without value for the purpose of this restriction.

        In addition, Growth & Income Fund and Growth & Income Portfolio may not:

        (g) deal with the Trustees of the Trust or the Portfolio, the Investment Adviser or the Principal Underwriter as principals in making security purchases or sales. Neither the Trustees nor the Investment Adviser nor any officer or trustee of the Investment Adviser may make any profit on any transactions for the Fund or the Portfolio.

        In addition, Utilities Fund and Utilities Portfolio may not:

        (h) purchase warrants in excess of 5% of its net assets, of which 2% may be warrants which are not listed on the New York or American Stock Exchange; or

        (i) invest more than 20% of its net assets in the securities of foreign issuers (with U.S. dollar denominated American Depositary Receipts and Global Depositary Receipts traded on a U.S. exchange not deemed foreign securities).

    Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the Fund's or the Portfolio's acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances, or any subsequent rating change below investment grade made by a rating service, will not compel the Fund or the Portfolio, as the case may be, to dispose of such security or other asset. Notwithstanding the foregoing, under normal market conditions the Fund and the Portfolio must take actions necessary to comply with the policy of investing in securities corresponding to its name as set forth in the Prospectus. Moreover, each Fund and Portfolio must always be in compliance with the borrowing policies set forth above and may not invest more than 15% of net assets in illiquid securities.


                            TRUSTEES AND OFFICERS

    The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is 24 Federal Street, Boston, Massachusetts 02110, which is also the address of the Investment Adviser, BMR, a wholly-owned subsidiary of Eaton Vance; of Eaton Vance's parent, Eaton Vance Corp. ("EVC"); and of BMR's and Eaton Vance's trustee, Eaton Vance, Inc. ("EV"). Eaton Vance and EV are both wholly-owned subsidiaries of EVC. Those Trustees who are "interested persons" of the Trust or the Portfolios as defined in the Investment Company Act of 1940 (the "1940 Act"), by virtue of their affiliation with BMR, Eaton Vance, EVC or EV, are indicated by an asterisk(*).

                   TRUSTEES OF THE TRUST AND THE PORTFOLIOS


M. DOZIER GARDNER (64), President of Balanced and Utilities Portfolios; Trustee of the Trust and Balanced, Special Investment and Utilities Portfolios*
Vice Chairman of BMR, Eaton Vance, EVC and EV, and Director of EVC and EV.
  Director, Trustee and officer of various investment companies managed by Eaton Vance or BMR.

JAMES B. HAWKES (56), President of the Trust and Growth & Income and Special
  Investment Portfolios; Vice President of Balanced and Utilities Portfolios; Trustee*
President and Chief Executive Officer of BMR, Eaton Vance, EVC and EV, and a
  Director of EVC and EV. Director, Trustee and officer of various investment companies managed by Eaton Vance or BMR. Mr. Hawkes was elected Trustee of the Trust and Vice President of the Portfolio on June 14, 1993.

DONALD R. DWIGHT (67), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Clover Mill Lane, Lyme, New Hampshire 03768

SAMUEL L. HAYES, III (63), Trustee
Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate
  School of Business Administration; Trustee of the Kubrick Funds (mutual funds). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Harvard University Graduate School of Business Administration, Soldiers Field Road, Boston, Massachusetts 02163

NORTON H. REAMER (62), Trustee
Chairman of the Board and Chief Executive Officer, United Asset Management
  Corporation (a holding company owning institutional investment management firms); Chairman, President and Director, UAM Funds (mutual funds). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110


JOHN L. THORNDIKE (71), Trustee
Formerly Director of Fiduciary Company Incorporated. Director or Trustee of
  various investment companies managed by Eaton Vance or BMR.
Address: 175 Federal Street, Boston, Massachusetts 02110


JACK L. TREYNOR (68), Trustee
Investment Adviser and Consultant. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 504 Via Almar, Palos Verdes Estates, California 90274


                   OFFICERS OF THE TRUST AND THE PORTFOLIOS


THOMAS E. FAUST, JR. (39), Vice President of Balanced Portfolio
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Faust was elected a Vice President of the Portfolio on December 13, 1993.

TIMOTHY P. O'BRIEN (43), Vice President of Utilities Portfolio
Vice President of Eaton Vance, BMR and EV since April 25, 1994.  Vice
  President of Loomis, Sayles & Co. (1986-1994). Mr. O'Brien was elected Vice President of the Portfolio on June 19, 1995.

DUNCAN W. RICHARDSON (40), Vice President of the Growth & Income Portfolio Vice President of Eaton Vance and EV and of BMR. Officer of various investment companies managed by Eaton Vance or BMR.


EDWARD E. SMILEY, JR. (53), Vice President of the Trust and Special Investment
  Portfolio
Vice President of Eaton Vance and BMR since November 1, 1996. Senior Product
  Manager, Equity Management for TradeStreet Investment Associates, Inc., a wholly-owned subsidiary of Nations Bank (1992-1996). Officer of various investment companies managed by Eaton Vance or BMR. Mr. Smiley was elected Vice President of the Trust on October 18, 1996.


MICHAEL B. TERRY (55), Vice President of Balanced Portfolio
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

JAMES L. O'CONNOR (53), Treasurer
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.


ALAN R. DYNNER (57), Secretary
Vice President and Chief Legal Officer of BMR, Eaton Vance, EVC and EV since
  November 1, 1996. Previously, he was a Partner of the law firm of Kirkpatrick & Lockhart LLP, New York and Washington, D.C., and was Executive Vice President of Neuberger & Berman Management, Inc., a mutual fund management company. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Dynner was elected Secretary of the Trust and the Portfolios on June 23, 1997.

JANET E. SANDERS (62), Assistant Treasurer and Assistant Secretary
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (35), Assistant Secretary
Assistant Vice President of BMR, Eaton Vance and EV since March 1, 1994;
  employee of Eaton Vance since March 1993. State Regulations Supervisor, The Boston Company (1991 - 1993). Officer of various investment companies managed by Eaton Vance or BMR. Mr. Murphy was elected Assistant Secretary on March 27, 1995.

ERIC G. WOODBURY (40), Assistant Secretary
Vice President of Eaton Vance since February 1993; formerly, associate attorney at Dechert, Price & Rhoads. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Woodbury was elected Assistant Secretary on June 19, 1995.

    Messrs. Hayes (Chairman), Reamer and Thorndike are members of the Special Committee of the Board of Trustees of the Trust and of the Portfolios. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Funds and the Portfolios, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Funds, the Portfolios or its investors therein.

    The Nominating Committee of the Board of Trustees of the Trust and the Portfolios is comprised of four Trustees who are not "interested persons" as that term is defined under the 1940 Act ("noninterested Trustees"). The Committee has four-year staggered terms, with one member rotating off the Committee to be replaced by another noninterested Trustee. The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is independent of Eaton Vance and its affiliates.

    Messrs. Treynor (Chairman) and Dwight are members of the Audit Committee of the Board of Trustees of the Trust and of the Portfolios. The Audit Committee's functions include making recommendations to the Trustees regarding the selection of the independent accountants, and reviewing matters relative to trading and brokerage policies and practices, accounting and auditing practices and procedures, accounting records, internal accounting controls, and the functions performed by the custodian, transfer agent and dividend disbursing agent of the Trust and of the Portfolios.

    Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees" Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by a Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on the Portfolios' assets, liabilities, and net income per share, and will not obligate the Portfolio to retain the services of any Trustees or obligate a Portfolio to pay any particular level of compensation to the Trustees. Neither the Portfolios nor the Trust has a retirement plan for its Trustees.

    The fees and expenses of the noninterested Trustees of the Trust and the Portfolios are paid by the Funds (and the other series of the Trust) and the Portfolios, respectively. (The Trustees of the Trust and the Portfolios who are members of the Eaton Vance organization receive no compensation from the Trust or the Portfolios). During the fiscal year ended December 31, 1997, the noninterested Trustees of the Trust and the Portfolios earned the following compensation in their capacities as Trustees from the Trust, the Portfolios and the funds in the Eaton Vance fund complex(1):


                                       DONALD R.        SAMUEL L.          NORTON H.      JOHN L.         JACK L.
SOURCE OF COMPENSATION                 DWIGHT(3)      HAYES, III(4)        REAMER       THORNDIKE(5)      TREYNOR
----------------------                 ---------      -------------       ----------   -------------     ---------
Trust(2)                               $  3,147        $  2,894           $  2,819     $  2,947           $  3,166
Balanced Portfolio                        3,260           3,449              3,233        3,349              3,526
Growth & Income Portfolio                 1,542           1,869              1,694        1,740              1,798
Special Investment Portfolio              1,121           1,483              1,317        1,346              1,375
Utilities Portfolio                       3,785           3,932              3,704        3,841              4,055
Trust and Fund Complex                  145,000(6)      155,000(7)         145,000      150,000(8)         150,000

----------
(1) As of May 1, 1998, the Eaton Vance fund complex consists of 143 registered investment companies or series thereof.
(2) The Trust consisted of 6 Funds as of December 31, 1997.
(3) Mr. Dwight received deferred compensation from each Portfolio as follows:
    Balanced -- $1,441; Growth & Income -- $682; Special Investment -- $496; Utilities -- $1,674.
(4) Mr. Hayes received deferred compensation from each Portfolio as follows:
    Balanced -- $1,186; Growth & Income -- $643; Special Investment -- $510; Utilities -- $1,353.
(5) Mr. Thorndike received deferred compensation from each Portfolio as follows: Balanced -- $3,352; Growth & Income -- $1,741; Special Investment -- $1,347; Utilities -- $3,844.
(6) Includes $45,000 of deferred compensation.
(7) Includes $38,750 of deferred compensation.
(8) Includes $107,925 of deferred compensation.

                     INVESTMENT ADVISER AND ADMINISTRATOR

    Each Portfolio engages BMR as its investment adviser pursuant to Investment Advisory Agreements which are substantially the same for each Portfolio. BMR or Eaton Vance acts as investment adviser to investment companies and various individual and institutional clients with combined assets under management of approximately $25 billion.


    Eaton Vance, its affiliates and its predecessor companies have been managing assets of individuals and institutions since 1924 and managing investment companies since 1931. They maintain a large staff of experienced fixed-income and equity investment professionals to service the needs of their clients. The fixed-income division focuses on all kinds of taxable investment-grade and high-yield securities, tax-exempt investment-grade and high-yield securities, and U.S. Government securities. The equity division covers stocks ranging from blue chip to emerging growth companies.

    Eaton Vance is among the oldest mutual funds organizations in the country. As an experienced mutual fund provider, Eaton Vance has contributed to making the securities market more widely accessible to investors. Eaton Vance equity funds provide a way to take advantage of the potentially higher returns of individual stocks. Eaton Vance has a staff of more than 25 investment professionals specializing in security analysis and equity management.

    The Eaton Vance investment process stresses intensive fundamental research. Portfolios are built on a stock-by-stock basis and the process includes visits to companies under consideration. The process also focuses on well-managed companies with the following characteristics: strong underlying value or franchise; solid earnings growth; steady cash flow, strong balance sheet; innovative products or services; potential for sustained growth; seasoned, creative management; or ability to survive variable market conditions.

    By investing in diversified portfolios and employing prudent and professional management, Eaton Vance mutual funds can provide attractive return, while exposing shareholders to less risk than if they were to build investment portfolios on their own. Eaton Vance employs rigorous buy and sell disciplines. For instance, purchases are made with an eye to both relative and absolute growth rates and price/earning ratios, and sales are made when a stock is fully valued, fundamentals deteriorate, management fails to execute its strategy, or more attractive alternatives are available.

    Eaton Vance and its affiliates act as adviser to a family of mutual funds, and individual and various institutional accounts, including corporations, hospitals, retirement plans, universities, foundations and trusts. Eaton Vance mutual funds feature international equities, domestic equities, tax-free municipal bonds, and U.S. Government and corporate bonds. Lloyd George Management has advised Eaton Vance's international equity funds since 1992. Founded in 1991, Lloyd George is headquartered in Hong Kong with offices in London and Mumbai, India. It has established itself as a leader in investment management in Asian equities and other global markets. Lloyd George features an experienced team of investment professionals that began working together in the mid-1980s. Lloyd George analysts cover East Asia, the India subcontinent, Russia and Eastern Europe, Latin America, Australia and New Zealand from offices in Hong Kong, London and Mumbai. Together Eaton Vance and Lloyd George manage over $21 billion in assets. Eaton Vance mutual funds are distributed by the Principal Underwriter both within the United States and offshore.

    The Principal Underwriter believes that an investment professional can provide valuable services to you to help you reach your investment goals. Meeting investment goals requires time, objectivity and investment savvy. Before making an investment recommendation, a representative can help you carefully consider your short- and long-term financial goals, your tolerance for investment risk, your investment time frame, and other investments you may already own. Your professional investment representatives are knowledgeable about financial markets, as well as the wide range of investment opportunities available. A representative can help you decide when to buy, sell or persevere with your investments. A professional investment representative can provide you with tailored financial advice.

    BMR manages the investments and affairs of each Portfolio subject to the supervision of the Portfolio's Board of Trustees. BMR furnishes to the Portfolios investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by each Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. Each Investment Advisory Agreement requires BMR to pay the salaries and fees of all officers and Trustees of the Portfolios who are members of the BMR organization and all personnel of BMR performing services relating to research and investment activities. A Portfolio is responsible for all expenses not expressly stated to be payable by BMR under its Investment Advisory Agreement, including, without implied limitation, (i) expenses of maintaining the Portfolio and continuing its existence, (ii) registration of the Portfolio under the 1940 Act, (iii) commissions, fees and other expenses connected with the acquisition, holding and disposition of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale and redemption of interests in the Portfolio, (viii) expenses of registering and qualifying the Portfolio and interests in the Portfolio under federal and state securities laws and of preparing and printing registration statements or other offering statements or memoranda for such purposes and for distributing the same to investors, and fees and expenses of registering and maintaining registrations of the Portfolio and of the Portfolio's placement agent as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to investors and of meetings of investors and proxy solicitations therefor, (x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues,
(xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Portfolio (including without limitation safekeeping of funds, securities and other investments, keeping of books, accounts and records, and determination of net asset values, book capital account balances and tax capital account balances), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, investor servicing agents and registrars for all services to the Portfolio, (xv) expenses for servicing the accounts of investors, (xvi) any direct charges to investors approved by the Trustees of the Portfolio, (xvii) compensation and expenses of Trustees of the Portfolio who are not members of BMR's organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and any legal obligation of the Portfolio to indemnify its Trustees, officers and investors with respect thereto, to the extent not covered by insurance.


    The Utilities Portfolio has agreed to pay BMR under the Investment Advisory Agreement the following fee rate, which fee has been waived by BMR as follows:


                                                                         CURRENT                CONTRACTUAL
AVERAGE DAILY NET ASSETS FOR THE MONTH                             ANNUALIZED FEE RATE      ANNUALIZED FEE RATE
---------------------------------------------------------------------------------------------------------------
Up to $500 million                                                       0.6500%                  0.7500%
$500 million but less than $1 billion                                    0.6250%                  0.6875%
$1 billion but less than $1.5 billion                                    0.6000%                  0.6250%
$1.5 billion but less than $2 billion                                    0.5500%                  0.5625%
$2 billion but less than $3 billion                                      0.5000%                  0.5000%
$3 billion and over                                                      0.4375%                  0.4375%


    As at December 31, 1997, the Utilities Portfolio had net assets of $413,408,899. For the fiscal years ended December 31, 1997, 1996 and 1995, the Utilities Portfolio paid BMR advisory fees of $2,839,559, $3,690,566 and $3,772,142, respectively (equivalent to 0.66%, 0.75%, 0.74%, respectively, of the Utilities Portfolio's average daily net assets for such period).

    For a description of the compensation that the Balanced, Growth & Income and Special Investment Portfolios pay BMR under each Investment Advisory Agreement, see the Prospectus.

    As of December 31, 1997, the Balanced Portfolio had net assets of $329,707,242. For the fiscal years ended December 31, 1997 and 1996, and the eleven months ended December 31, 1995, the Balanced Portfolio paid BMR advisory fees of $1,964,597, $1,794,096 and $1,418,502, respectively
(equivalent to 0.61%, 0.625% and 0.625%, respectively (annualized) of the Balanced Portfolio's average daily net assets for each such period).

    As of December 31, 1997, the Special Investment Portfolio had net assets of $77,969,089. For the fiscal years ended December 31, 1997, 1996 and 1995, the Special Investment Portfolio paid BMR advisory fees of $488,529, $477,560 and $435,400, respectively (equivalent to 0.625% of the Special Investment Portfolio's average daily net assets for each such year).

    As at December 31, 1997, the Growth & Income Portfolio had net assets of $143,347,835. For the fiscal years ended December 31, 1997, 1996 and 1995, the Growth & Income Portfolio paid BMR advisory fees of $856,583, $706,803 and $606,215, respectively (equivalent to 0.625% of the Growth & Income Portfolio's average daily net assets for each such period).


    Each Investment Advisory Agreement continues in effect from year to year for so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of a Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and
(ii) by the Board of Trustees of a Portfolio or by vote of a majority of the outstanding voting securities of a Portfolio. Each Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of a Portfolio, and each Agreement will terminate automatically in the event of its assignment. Each Agreement provides that BMR may render services to others. Each Agreement also provides that BMR shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under that Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

    As indicated in the Prospectus, Eaton Vance serves as Administrator of each Funds, but currently receives no compensation for providing administrative services to the Funds. Under its agreements with each Fund, Eaton Vance has been engaged to administer each Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish for the use of the Funds office space and all necessary office facilities, equipment and personnel for administering the affairs of the Funds.

    Each Fund pays all of its own expenses including, without limitation, (i) expenses of maintaining each Fund and continuing its existence, (ii) its pro rata share of the Trust's registration under the 1940 Act, (iii) commissions, fees and other expenses connected with the purchase or sale of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale, repurchase and redemption of shares, (viii) expenses of registering and qualifying each Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors, and fees and expenses of registering and maintaining registrations of each Fund and of such Fund's principal underwriter, if any, as broker-dealer or agent under state securities laws,
(ix) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations therefor, (x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues, (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to each Fund (including without limitation safekeeping of funds, securities and other investments, keeping of books and accounts and determination of net asset values), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, shareholder servicing agents and registrars for all services to each Fund,
(xv) expenses for servicing shareholder accounts, (xvi) any direct charges to shareholders approved by the Trustees of the Trust, (xvii) compensation and expenses of Trustees of the Trust who are not members of the Eaton Vance organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and any legal obligation of the Trust to indemnify its Trustees and officers with respect thereto, to the extent not covered by insurance.


    BMR is a wholly-owned subsidiary of Eaton Vance. Eaton Vance and EV are both wholly-owned subsidiaries of EVC. BMR and Eaton Vance are both Massachusetts business trusts, and EV is the trustee of BMR and Eaton Vance. The Directors of EV are M. Dozier Gardner, James B. Hawkes and Benjamin A. Rowland, Jr. The Directors of EVC consist of the same persons and John G.L. Cabot, John M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. Mr. Hawkes is chairman, president and chief executive officer and Mr. Gardner is vice chairman of EVC, BMR, Eaton Vance and EV. All of the issued and outstanding shares of Eaton Vance and EV are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Gardner, Hawkes and Rowland and Alan R. Dynner, Thomas E. Faust, Jr., William Steul and Wharton P. Whitaker. The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers or officers and Directors of EVC and EV. As of April 30, 1998, Messrs. Gardner and Hawkes each owned 24% of such voting trust receipts, Messrs. Rowland and Faust owned 15% and 13%, respectively, and Messrs. Dynner, Steul and Whitaker each owned 8%. Messrs. Gardner, Hawkes and Dynner are officers or Trustees of the Trust and/or the Portfolio and are members of the EVC, BMR, Eaton Vance and EV organizations. Messrs. Faust, Murphy, O'Brien, O'Connor, Richardson, Smiley, Terry and Woodbury and Ms. Sanders are officers of the Trust and/or the Portfolio and are also members of the BMR, Eaton Vance and EV organizations.


    Eaton Vance owns all of the stock of Northeast Properties, Inc., which is engaged in real estate investment. EVC also owns approximately 21% of the Class A shares of Lloyd George Management (B.V.I.) Limited, a registered investment adviser. EVC owns all of the stock of Fulcrum Management, Inc. and MinVen, Inc., which are engaged in precious metal mining venture investment and management. BMR, EVC, Eaton Vance and EV may also enter into other businesses.

    EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including the custodian of the Funds and the Portfolios, IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Funds or the Portfolios and such banks.

                                  CUSTODIAN


    IBT acts as custodian for the Trust and the Portfolios. IBT has the custody of all cash and securities representing a Fund's interest in a Portfolio, has custody of each Portfolio's assets, maintains the general ledger of each Portfolio and each Fund, and computes the daily net asset value of interests in each Portfolio and the net asset value of shares of each Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with a Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and a Portfolio. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the Commission for which it receives a separate fee.


                 SERVICES FOR ACCUMULATION -- CLASS A SHARES

    The following services are voluntary, involve no extra charge other than the sales charge included in the offering price, and may be changed or discontinued without penalty at any time.

Intended Quantity Investment -- Statement of Intention. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares and listed under "The Eaton Vance Exchange Privilege" in the Prospectus will be purchased within a 13-month period, a Statement of Intention should be signed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. The Statement authorizes the Transfer Agent to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. Execution of a Statement does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement, and should the amount actually purchased during the 13-month period be more or less than that indicated on the Statement, price adjustments will be made. For sales charges and other information on quantity purchases, see "How to Buy Shares" in the Prospectus. Any investor considering signing a Statement of Intention should read it carefully.

Right of Accumulation -- Cumulative Quantity Discount. The applicable sales charge level for the purchase of Class A shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of the shares the shareholder owns in his or her account(s) in the Fund and shares of other funds exchangeable for Class A shares and listed under "The Eaton Vance Exchange Privilege" in the Prospectus for which Eaton Vance acts as adviser or administrator at the time of purchase. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate. For sales charges on quantity purchases, see "How to Buy Shares" in the Prospectus. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level.

    For any such discount to be made available, at the time of purchase a purchaser or his or her Authorized Firm must provide the Principal Underwriter (in the case of a purchase made through an Authorized Firm) or the Transfer Agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Corfirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

                            SERVICE FOR WITHDRAWAL

    The Transfer Agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder (see "Eaton Vance Shareholder Services -- Withdrawal Plan" in the Prospectus) based upon the value of the shares held. The checks will be drawn from share redemptions and hence, although they are a return of principal, may require the recognition of taxable gain or loss. Income dividends and capital gain distributions in connection with withdrawal accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the Transfer Agent or the Principal Underwriter will be able to terminate the withdrawal plan at any time without penalty.

                       DETERMINATION OF NET ASSET VALUE

    The Funds and the Portfolios will be closed for business and will not price their respective shares or interests on the following business holidays:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest available bid and asked prices on the principal market where the security was traded. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded or, in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable, including any security the disposition of which is restricted under the Securities Act of 1933, and other assets will be appraised at their fair value as determined in good faith by or at the direction of the Trustees of a Portfolio.

    Generally, trading in the foreign securities owned by a Portfolio is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in detemining the net asset value of a Portfolio's share are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of a Portfolio's net asset value (unless a Portfolio deems that such events would materially affect its net asset value, in which case an adjustment would be made and reflected in such computation). Foreign securities and currency held by a Portfolio will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations.

    Each investor in a Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the Exchange is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

                            INVESTMENT PERFORMANCE

    Average annual total return is determined separately for each Class of the Fund by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/ depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period,
(ii) the deduction of the maximum sales charge from the initial $1,000 purchase order for Class A shares, (iii) a complete redemption of the investment and, (iv) the deduction of the CDSC at the end of the period. For information concerning the total return of the Classes of a Fund, see Appendix A, Appendix B and Appendix C.


    For Utilities Portfolio, yield is also computed separately for each Class of the Fund pursuant to a standardized formula by dividing net investment income per share earned during a recent thirty-day period by the maximum offering price (including, if applicable, the maximum sales charge) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations held by the Portfolio based on prescribed methods, reduced by accrued Fund expenses for the period with the resulting number being divided by the average daily number of Fund shares outstanding and entitled to receive distributions during the period. The yield figure does not reflect the deduction of any CDSC which (if applicable) are imposed on certain redemptions at the rate set forth under "How to Redeem Shares" in the Prospectus. Yield calculations assume the current maximum sales charge for Class A shares (if applicable) set forth under "How to Buy Shares" in the Prospectus. (Actual yield may be affected by variations in sales charges on investments.) For the yield of the Classes of the Fund, see Appendix A, Appendix B and Appendix C.

    Utilities Fund's yield may be compared to relevant indices, such as the Consumer Price Index and various domestic securities indices. A Fund's total return, yield and comparisons with these indices may be used in advertisements and in information furnished to present or prospective shareholders. In addition, evaluations of a Fund's performance or rankings or ratings of mutual funds (which include a Fund) made by independent sources may be used in advertisements and in information furnished to present or prospective shareholders. A Fund's performance may differ from that of other investors in its corresponding Portfolio, including any other investment companies. Information, charts and illustrations showing the effect of compounding interest or relating to inflation and taxes (including their effects on the dollar and the return on stocks and other investment vehicles) may also be included in advertisements and materials furnished to present and prospective investors.


    Each Fund may provide information to investors concerning the volatility or beta of the Fund. Beta is a measure of risk which shows a Fund's volatility relative to the Standard & Poor's 500 Composite Index, an unmanaged index of common stocks (and a commonly used measure of U.S. stock market performance). A fund with a beta of 1 would perform exactly like the market index; a beta of 2 would mean its performance was twice as volatile as the index, positive or negative. Each Fund may also provide information concerning its portfolio turnover rate and dividend paying record (or the record of issuers in which a Fund may invest) in information provided to investors. Each Fund may also provide information on the utilities industry in general and the demand for utility services.

    Information used in advertisements and in materials furnished to present or prospective shareholders may include statistics, data and performance studies prepared by independent organizations, or included in various publications reflecting the investment performance or return achieved by various classes and types of investments (e.g., common stocks, small company stocks, long-term corporate bonds, long-term government bonds, intermediate-term government bonds, U.S. Treasury bills) over various periods of time. This information may also include a discussion of the nature of stocks, bonds, or other investments. This information may be used to illustrate the benefits of long-term investments in common stocks and fixed-income securities. This diversification is commonly referred to as "asset allocation." Information about the portfolio allocation, portfolio turnover rate and holdings of the Portfolio may be included in advertisements and other material furnished to present and prospective shareholders.

    Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

    -- cost associated with aging parents;
    -- funding a college education (including its actual and estimated cost); -- health care expenses (including actual and projected expenses);
    -- long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
    -- retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

    Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in equity securities. Such information may describe: the potential for growth; the performance of equities as compared to other investment vehicles; and the value of investing as early as possible and regularly, as well as staying invested. The benefits of investing in equity securities by means of a mutual fund may also be included (such benefits may include diversification, professional management and the variety of equity mutual fund products).

    Information in advertisements and materials furnished to present and prospective investors may include profiles of different types of investors (i.e., investors with different goals and assets) and different investment strategies for meeting specific financial goals. Such information may provide hypothetical illustrations which include: results of various investment strategies; performance of an investment in a Fund over various time periods; and results of diversifying assets among several investments with varying performance. Information in advertisements and materials furnished to present and prospective investors may also include quotations (including editorial comments) and statistics concerning investing in securities, as well as investing in particular types of securities and the performance of such securities.

    The Trust (or Principal Underwriter) may provide information about Eaton Vance, its affiliates and other investment advisers to the funds in the Eaton Vance Family of Funds in sales material or advertisements provided to investors or prospective investors. Such material or advertisements may also provide information on the use of investment professionals by such investors.

                                    TAXES

    Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund has elected to be treated, has qualified, and intends to continue to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, each Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute all of its ordinary income and net income in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. Each Fund so qualified for its taxable year ended December 31, 1997. Because each Fund invests its assets in a Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for each Fund to also satisfy these requirements. The Portfolio will allocate at least annually among its investors, including a Fund, the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. The Portfolio will make allocations to a Fund in accordance with the Code and applicable regulations and will make moneys available for withdrawal at appropriate times and in sufficient amounts to enable the Fund to satisfy the tax distribution requirements that apply to the Fund and that must be satisfied in order to avoid federal income and/or excise tax on the Fund. For purposes of applying the requirements of the Code regarding qualification as a RIC, each Fund (i) will be deemed to own its proportionate share of each of the assets of the corresponding Portfolio and
(ii) will be entitled to the gross income of that Portfolio attributable to such share.

    In order to avoid incurring a federal excise tax obligation, the Code requires that each Fund distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its ordinary income (not including tax-exempt income) for such year, at least 98% of the capital gain net income which is the excess of its realized capital gains over its realized capital losses, generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by (i) any available capital loss carryforwards, and (ii) 100% of any income from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that a Fund qualifies as a RIC and a Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

    Each Fund's distributions of net investment income and the excess of net short-term capital gain over net long-term capital loss and certain foreign exchange gains earned by its corresponding Portfolio and allocated to the Fund are taxable to shareholders of the Fund as ordinary income whether received in cash or reinvested in additional shares. Each Fund's distributions of the excess of net long-term capital gain over net short-term capital loss (including any capital loss carried forward from prior years) earned by its corresponding Portfolio and allocated to the Fund are taxable to shareholders of the Fund as long-term capital gains, whether received in cash or reinvested in additional shares, and regardless of the length of time their shares have been held.

    Distributions by a Fund reduce the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would be taxable to the shareholder even though, from an investment standpoint, it may constitute a return of capital. Therefore, investors should consider the tax implications of buying shares immediately before a distribution.

    A portion of distributions made by a Fund which are derived from dividends received by its corresponding Portfolio from domestic corporations and allocated to the Fund may qualify for the dividends-received deduction for corporations. The dividends-received deduction for corporate shareholders is reduced to the extent the shares of a Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days. Receipt of certain distributions qualifying for the deduction may result in reduction of the tax basis of the corporate shareholder's shares. Distributions eligible for the dividends-received deduction may give rise to or increase an alternative minimum tax for corporations.

    Any loss realized upon the redemption or exchange of shares of a Fund with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules if other Fund shares are acquired (whether through reinvestment of dividends or otherwise) within a period beginning 30 days before and ending 30 days after the date of such redemption or other disposition. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

    Investments in lower-rated or unrated securities may present special tax issues for a Portfolio and hence for its corresponding Fund to the extent actual or anticipated defaults may be more likely with respect to such securities. Tax rules are not entirely clear about issues such as when a Portfolio may cease to accrue interest, original issue discount, or market discount; when and to what extent deductions may be taken for bad debts or worthless securities; how payments received on obligations in default should be allocated between principal and income; and whether exchanges of debt obligations in a workout context are taxable.

    A Portfolio's transactions in options, futures contracts and forward contracts will be subject to special tax rules that may affect the amount, timing and character of Fund distributions to shareholders. For example, certain positions held by a Portfolio on the last business day of each taxable year will be "marked to market" (i.e., treated as if closed out on such day), and any resulting gain or loss will generally be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by a Portfolio that substantially diminish the Portfolio's risk of loss with respect to other positions in its portfolio may constitute "straddles," which are subject to tax rules that may cause deferral of Portfolio losses, adjustments in the holding period of Portfolio securities, and conversion of short-term capital losses into long-term capital losses. A Portfolio may make certain elections to mitigate adverse consequences of these tax rules and may have to limit its activities in options, futures contracts and forward contracts in order to enable each Fund to maintain its RIC status for federal income tax purposes.

    The Portfolio may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities. As it is not expected that more than 50% of the value of the Fund's total assets, taking into account its allocable share of the Portfolio's total assets at the close of any taxable year of the Fund, will consist of securities issued by foreign corporations, the Fund will not be eligible to pass through to shareholders their proportionate share of foreign taxes paid by the Portfolio and allocated to the Fund, with the result that shareholders will not include in income, and will not be entitled to take any foreign tax credits or deductions for, foreign taxes paid by the Portfolio and allocated to the Fund. However, the Fund may deduct such taxes in calculating its distributable income earned by the Portfolio and allocated to the Fund. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. Certain foreign exchange gains and losses realized by the Portfolio and allocated to the Fund will be treated as ordinary income and losses. Certain uses of foreign currency and related options, futures or forward contracts and investment by the Portfolio in the stock of certain "passive foreign investment companies" may be limited or a tax election may be made, if available, in order to preserve the Fund's qualification as a RIC and/or avoid imposition of a tax on the Fund.

    Special tax rules apply to Individual Retirement Accounts ("IRAs") and other retirement plans and shareholders investing through IRAs or such plans should consult their tax advisers for more information.

    Amounts paid by a Fund to individuals and certain other shareholders who have not provided a Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS"), as well as shareholders with respect to whom a Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from a Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 31%. An individual's TIN is generally his or her social security number.

    Non-resident alien individuals, foreign corporations and certain other foreign entities generally will be subject to a U.S. withholding tax at a rate of 30% on a Fund's distributions from its ordinary income and the excess of its net short-term capital gain over its net long-term capital loss, unless the tax is reduced or eliminated by an applicable tax convention. Distributions from the excess of a Fund's net long-term capital gain over its net short-term capital loss received by such shareholders and any gain from the sale or other disposition of shares of a Fund generally will not be subject to U.S. federal income taxation, provided that non-resident alien status has been certified by the shareholder. Different U.S. tax consequences may arise if: (i) the shareholder is engaged in a trade or business in the United States; (ii) the shareholder is present in the United States for a sufficient period of time during a taxable year to be treated as a U.S. resident (generally 180 days or more); or (iii) the shareholder fails to provide any required certifications regarding its status as a non-resident alien investor. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in a Fund.

    The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in a Fund.

                            PRINCIPAL UNDERWRITER

    The Trust has authorized the Principal Underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Trust will exceed the amounts paid therefor. For the amount paid by the Trust to the Principal Underwriter for acting as repurchase agent, see Appendix A.

    CLASS A SHARES. Class A shares of a Fund may be continuously purchased at the public offering price through Authorized Firms which have agreements with the Principal Underwriter. The Trust reserves the right to suspend or limit the offering of its shares to the public at any time. The public offering price is the net asset value next computed after receipt of the order, plus, where applicable, a variable percentage (sales charge) depending upon the amount of purchase as indicated by the sales charge table set forth in the Prospectus (see "How to Buy Shares"). Such table is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the Principal Underwriter made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his, her or their own account, and (ii) a trustee, guardian or other fiduciary purchasing shares for a single trust estate or a single fiduciary account.

    The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase.

    Subject to the applicable provisions of the 1940 Act, the Trust may issue Class A shares at net asset value in the event that an investment company (whether a regulated or private investment company or a personal holding company) is merged or consolidated with or acquired by the Class. Normally no sales charges will be paid in connection with an exchange of Class A shares for the assets of such investment company. Class A shares may be sold at net asset value to any officer, director, trustee, general partner or employee of the Trust, a Portfolio or any investment company for which Eaton Vance or BMR acts as investment adviser, any investment advisory, agency, custodial or trust account managed or administered by Eaton Vance or by any parent, subsidiary or other affiliate of Eaton Vance, or any officer, director or employee or any parent, subsidiary or other affiliate of Eaton Vance. The terms "officer," "director," "trustee," "general partner" or "employee" as used in this paragraph include any such person's spouse and minor children, and also retired officers, directors, trustees, general partners and employees and their spouses and minor children. Class A shares may also be sold at net asset value to registered representatives and employees of certain Authorized Firms and to such persons' spouses and children under the age of 21 and their beneficial accounts.

    The Principal Underwriter acts as principal in selling Class A shares under the Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising is borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Principal Underwriter distributes Class A shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Principal Underwriter allows Authorized Firms discounts from the applicable public offering price which are alike for all Authorized Firms. The Principal Underwriter may allow, upon notice to all Authorized Firms with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

    CLASS B AND CLASS C SHARES. Under a Distribution Agreement, the Principal Underwriter acts as principal in selling Class B and Class C shares. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising is borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by the Fund. In addition, each Class B and Class C makes payments to the Principal Underwriter pursuant to a Distribution Plan as described in the Prospectus; the provisions of the plan relating to such payments are included in the Distribution Agreement. The Distribution Agreement is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class B and Class C shares or on six months' notice by the Principal Underwriter and is automatically terminated upon assignment. The Principal Underwriter distributes Class B shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold.

                        SERVICE PLAN -- CLASS A SHARES

    The Trust on behalf of each Class A share has adopted a Service Plan (the "Plan") designed to meet the service fee requirements of the sales charge rule of the NASD. (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The following supplements the discussion of the Plan contained in the Prospectus.


    The Plan continues in effect from year to year for so long as such continuance is approved by a vote of both a majority of (i) the noninterested Trustees who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the "Plan Trustees") and (ii) all of the Trustees then in office, cast in person at a meeting (or meetings) called for the purpose of voting on this Plan. The Plan may be terminated any time by vote of the Plan Trustees or by a vote of a majority of the outstanding Class A shares. The Plan was approved by the Trustees, including the Plan Trustees, on June 23, 1997.

    The Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described herein without approval of the affected shareholders of Class A shares, and all material amendments of the Plan must also be approved by the Trustees of the Trust in the manner described above. So long as the Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Trustees have determined that in their judgment there is a reasonable likelihood that the Plan will benefit each Fund and its Class A shareholders. For the service fees paid under the Plan, see Appendix A.


               DISTRIBUTION PLANS -- CLASS B AND CLASS C SHARES

    The Trust has adopted Distribution Plans (the "Plans") on behalf of its Class B and Class C shares designed to meet the requirements of Rule 12b-1 under the 1940 Act and the sales charge rule of the NASD. The purpose of each Plan, is to compensate the Principal Underwriter for its distribution services and facilities provided with respect to Class B and Class C shares.

    The Plans provide that each Fund will pay sales commissions and distribution fees to the Principal Underwriter only after and as a result of the sale of Class B or Class C shares of the Fund. On each sale of Fund shares (excluding reinvestment of distributions) the Fund will pay the Principal Underwriter amounts representing (i) sales commissions equal to 5% of Class B sales and 6.25% of Class C sales of the amount received by the Fund for each share sold and (ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of uncovered distribution charges (as described below) of the Principal Underwriter.

    The amount payable to the Principal Underwriter pursuant to the Plans as sales commissions and distribution fees with respect to each day will be accrued on such day as a liability of the Funds respective Class and will accordingly reduce the Class' net assets upon such accrual, all in accordance with generally accepted accounting principles. The amount payable on each day is limited to 1/365 of .75% of a Class's net assets on such day. The level of a Class' net assets changes each day and depends upon the amount of sales and redemptions of shares, the changes in the value of the investments held by the Portfolio, the expenses of the Class, Fund and the Portfolio accrued and allocated to the Fund and Class on such day, income on portfolio investments of the Portfolio accrued and allocated to the Fund on such day, and any dividends and distributions declared on Fund shares. The Trust does not accrue possible future payments as a liability of a Class or reduce a Class' current net assets in respect of unknown amounts which may become payable under the Plans in the future because the standards for accrual of such a liability under accounting principles have not been satisfied.

    The Plans provide that the Class will receive all CDSCs and will make no payments to the Principal Underwriter in respect of any day on which there are no outstanding uncovered distribution charges of the Principal Underwriter. CDSCs and accrued amounts will be paid by the Trust to the Principal Underwriter whenever there exist uncovered distribution charges.

    In calculating daily the amount of uncovered distribution charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the Principal Underwriter is entitled to be paid under the Plans since their inception. Payments theretofore paid or payable under the Plans by the Trust to the Principal Underwriter and CDSCs theretofore paid or payable to the Principal Underwriter will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of outstanding uncovered distribution charges with respect to such day. The amount of outstanding uncovered distribution charges of the Principal Underwriter calculated on any day does not constitute a liability recorded on the financial statements of the Fund.

    The amount of uncovered distribution charges of the Principal Underwriter at any particular time depends upon various changing factors, including the level and timing of sales of shares, the nature of such sales (i.e., whether they result from exchange transactions, reinvestments or from cash sales through Authorized Firms), the level and timing of redemptions of shares upon which a CDSC will be imposed, the level and timing of redemptions of shares upon which no CDSC will be imposed (including redemptions of shares pursuant to the exchange privilege which result in a reduction of uncovered distribution charges), changes in the level of the net assets of the Class, and changes in the interest rate used in the calculation of the distribution fee under the Plans. Periods with a high level of sales of Class shares accompanied by a low level of early redemptions of Class shares resulting in the imposition of CDSCs will tend to increase the time during which there will exist uncovered distribution charges of the Principal Underwriter.

    Currently, payments of sales commissions and distribution fees and of service fees may equal, 1% of a Class's average daily net assets per annum. For actual payments made and the outstanding uncovered distribution charges of the Principal Underwriter, see Appendix B. The Trust believes that the combined rate of all these payments may be higher than the rate of payments made under distribution plans adopted by other investment companies pursuant to Rule 12b-1. Although the Principal Underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions and service fees for Class C sales and sales commissions for Class B sales at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of the Plans through an increase in the Fund's assets (thereby increasing the advisory fee payable to BMR by the Portfolio) resulting from sale of Fund shares and through the amounts paid to the Principal Underwriter, including CDSCs, pursuant to the Plans. The Eaton Vance organization may be considered to have realized a profit under the Plans if at any point in time the aggregate amounts theretofore received by the Principal Underwriter pursuant to the Plans and from CDSCs have exceeded the total expenses theretofore incurred by such organization in distributing Class B and Class C shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Trust.


    The Plans continue in effect from year to year for so long as such continuance is approved at least annually by the vote of both a majority of
(i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Rule 12b-1 Trustees") and (ii) all of the Trustees then in office, and the Distribution Agreement contains a similar provision. The Plans and Distribution Agreements may be terminated at any time by vote of a majority of the Rule 12b-1 Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. The Plans require quarterly Trustee review of a written report of the amount expended under the Plans and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as the Plans are in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. Each Plan was approved by the Trustees, including the 12b-1 Trustees, on June 23, 1997.


    The Trustees of the Trust believe that the Plans will be a significant factor in the expected growth of the Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its Class B and Class C shareholders. Payments for sales commissions and distribution fees made to the Principal Underwriter under the Plans will compensate the Principal Underwriter for its services and expenses in distributing Class B and Class C shares of the Fund. Service fee payments made to the Principal Underwriter and Authorized Firms under the Plans provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the Principal Underwriter and Authorized Firms, the Plans are expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its Class B and Class C shareholders.

                       PORTFOLIO SECURITY TRANSACTIONS

    Decisions concerning the execution of portfolio security transactions of the Portfolios, including the selection of the market and the broker-dealer firm, are made by BMR.

    BMR places the portfolio security transactions of a Portfolio and of all other accounts managed by it for execution with many broker-dealer firms. BMR uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous to the relevant Portfolio and (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, BMR will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the general execution and operational capabilities of the broker-dealer, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the reputation, reliability, experience and financial condition of the broker-dealer, the value and quality of services rendered by the broker-dealer in other transactions, and the reasonableness of the commission or spread, if any. Transactions on United States stock exchanges and other agency transactions involve the payment by a Portfolio of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities usually involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received by a Portfolio usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid by a Portfolio includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although commissions paid on portfolio security transactions will, in the judgment of BMR, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Portfolios and BMR's other clients in part for providing brokerage and research services to BMR.

    The following table shows for each of the fiscal years ended December 31, 1997, 1996 and 1995, brokerage commissions paid by each Portfolio:

PORTFOLIO                                                      12/31/97               12/31/96               12/31/95*
---------                                                     ----------             ----------             ----------

Balanced ...............................................      $  150,611             $  214,373             $  146,171
Growth & Income ........................................         311,584                360,161                294,955
Special Investment .....................................         200,452                158,360                152,998
Utilities ..............................................       1,341,755              1,611,869              1,473,872

------------
 *For Balanced Portfolio, eleven months ended December 31, 1995.

    All of such portfolio security transactions were directed to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities), and the amounts of such transactions for the fiscal years ended December 31, 1997, 1996 and 1995, respectively, were as follows: Balanced -- $101,577,000, $127,306,565 and $77,448,304;
Growth & Income -- $194,723,039, $186,550,857 and $140,665,403; Special
Investment -- $83,316,207, $70,221,501 and $51,754,919; and Utilities --
$765,570,460, $509,690,960 and $493,598,587.


    As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Portfolio may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if BMR determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of the overall responsibilities which BMR and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, BMR will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

    It is a common practice in the investment advisory industry for the advisers of investment companies, institutions and other investors to receive research, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, BMR receives Research Services from many broker-dealer firms with which BMR places the Portfolio transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic and market reviews, industry and company reviews, evaluations of securities and portfolio strategies and transactions, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by BMR in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to BMR in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by each Portfolio is not reduced because BMR receives such Research Services. BMR evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient commissions to such firms to ensure the continued receipt of Research Services which BMR believes are useful or of value to it in rendering investment advisory services to its clients.

    Subject to the requirement that BMR shall use its best efforts to seek to execute portfolio security transactions at advantageous prices and at reasonably competitive commission rates. BMR is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling shares of the Funds or of other investment companies sponsored by BMR or Eaton Vance. This policy is not inconsistent with a rule of the National Association of Securities Dealers, Inc. ("NASD"), which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

    Securities considered as investments for the Portfolio may also be appropriate for other investment accounts managed by BMR or its affiliates. Whenever decisions are made to buy or sell securities by the Portfolio and one or more of such other accounts simultaneously, BMR will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where a Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where BMR reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolios from time to time, it is the opinion of the Trustees of the Trust and the Portfolios that the benefits from the BMR organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

                              OTHER INFORMATION


    The Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts under a Declaration of Trust dated March 27, 1989, as amended. On May 1, 1998, Eaton Vance Investors Fund changed its name to Eaton Vance Balanced Fund, Eaton Vance Stock Fund changed its name to Eaton Vance Growth & Income Fund and Eaton Vance Total Return Fund changed its name to Eaton Vance Utilities Fund. On July 21, 1992, the Trust changed its name from Eaton Vance Special Equities Fund to Eaton Vance Special Investment Trust. The Funds were reorganized as Class A shares (formerly EV Traditional Investors Fund, EV Traditional Special Equities Fund, EV Traditional Stock Fund and EV Traditional Total Return Fund), Class B shares (formerly EV Marathon Investors Fund, EV Marathon Special Equities Fund, EV Marathon Stock Fund and EV Marathon Total Return Fund) and Class C shares (formerly EV Classic Investors Fund, EV Classic Special Equities Fund, EV Classic Stock Fund and EV Classic Total Return Fund) of Eaton Vance Special Investment Trust on January 1, 1998, so information herein prior to such date is for the Funds when they were separate series of the Trust (or a separate corporation) and before they became multiple-class funds. Eaton Vance, pursuant to its agreement with the Trust, controls the use of the words "Eaton Vance" and "EV" in the Fund's name and may use the words "Eaton Vance" or "EV" in other connections and for other purposes.


    The Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the rights or interests of shareholders or if they deem it necessary to conform the Declaration to the requirements of applicable federal laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

    Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of the Fund shareholders, and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. (The Declaration also contains provisions limiting the liability of a series or class to that series or class.) Moreover, the Trust's By-laws also provide for indemnification out of the property of the Fund of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is extremely remote.

    As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communicating with shareholders about such a meeting.

    In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interests have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

    The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.

    The Portfolio's Declaration of Trust provides that the Portfolio will terminate 120 days after the complete withdrawal of the Fund or any other investor in the Portfolio, unless either the remaining investors, by unanimous vote at a meeting of such investors, or a majority of the Trustees of the Portfolio, by written instrument consented to by all investors, agree to continue the business of the Portfolio. This provision is consistent with treatment of the Portfolio as a partnership for federal income tax purposes.


    In connection with telephone redemptions and exchanges, the Trust, the Principal Underwriter and the Transfer Agent generally will verify personal account information in order to determine that instructions communicated are genuine.

    The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the Commission, or during any emergency as determined by the Commission which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the Commission for the protection of investors.


                           INDEPENDENT ACCOUNTANTS

    Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts, are the independent accountants for the Funds, and the Portfolios, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Commission.


                             FINANCIAL STATEMENTS

    The audited financial statements of, and the report of independent accountants for, the Funds and the Portfolios appear in each Fund's most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of each annual report accompanies this SAI.

    Registrant incorporates by reference the audited financial information for the fiscal year ended December 31, 1997 for the Funds and Portfolios listed below, all as previously filed electronically with the Commission.

                        EV Traditional Investors Fund
                             Investors Portfolio
                     (Accession No. 0000950109-98-001814)

                     EV Traditional Special Equities Fund
                         Special Investment Portfolio
                     (Accession No. 0000950109-98-001452)

                          EV Traditional Stock Fund
                               Stock Portfolio
                     (Accession No. 0000950109-98-001819)

                       EV Traditional Total Return Fund
                            Total Return Portfolio
                     (Accession No. 0000950109-98-001844)

                                  APPENDIX A

                                CLASS A SHARES

                              FEES AND EXPENSES


SERVICE PLANS
    During the fiscal year ended December 31, 1997, each Fund made service fee payments under the Plans to the Principal Underwriter as follows: Balanced Fund -- $258,263; Growth & Income Fund -- $137,160; Special Equities Fund -- $75,782; and Utilities Fund -- $869,009. Of these amounts, the following was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter: Balanced Fund -- $143,215; Growth & Income Fund -- $88,453; Special Equities Fund -- $43,304; and Utilities Fund -- $822,982.

PRINCIPAL UNDERWRITER
    For the fiscal year ended December 31, 1997, each Fund paid the Principal Underwriter $2.50 for repurchase transactions handled by it which aggregate as follows: Balanced Fund -- $1,820; Growth & Income Fund -- $0; Special Equities Fund -- $0; and Utilitlies Fund -- $8,020.

    The following table shows, for the fiscal years ended December 31, 1997, 1996 and 1995, (1) total sales charges paid in connection with sales of Class B shares, and (2) sales charges paid to the Principal Underwriter (the balance of which was paid to Authorized Firms).

                                                                                    SALES CHARGES PAID TO
FUND AND FISCAL YEAR ENDED                           TOTAL SALES CHARGES            PRINCIPAL UNDERWRITER
--------------------------                           -------------------            ---------------------
  Balanced Fund
    December 31, 1997                                      $ 99,860                        $ 17,650
    December 31, 1996                                       177,591                          27,563
    December 31, 1995*                                      147,343                          23,018
  Growth & Income Fund
    December 31, 1997                                      $ 34,726                        $  5,522
    December 31, 1996                                        23,928                           4,468
    December 31, 1995                                        15,447                           2,932
  Special Equities Fund
    December 31, 1997                                      $      0                        $  1,361
    December 31, 1996                                        11,071                           1,905
    December 31, 1995                                        18,543                           2,962
  Utilities Fund
    December 31, 1997                                      $ 57,041                        $ 10,096
    December 31, 1996                                        65,149                          12,115
    December 31, 1995                                       126,340                          23,225

----------
*Eleven months ended December 31, 1995.

                           PERFORMANCE INFORMATION

    The tables below indicate the cumulative and average total return on a hypothetical investment of $1,000 in Class A shares for the periods shown in each table. The "Value of Initial Investment" reflects the deduction of the maximum sales charge of 5.75%. Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

                VALUE OF A $1,000 INVESTMENT -- BALANCED FUND

                                                                                   TOTAL RETURN                 TOTAL RETURN
                                                                                EXCLUDING MAXIMUM            INCLUDING MAXIMUM
                                              VALUE OF        VALUE OF             SALES CHARGE                 SALES CHARGE
        INVESTMENT           INVESTMENT       INITIAL        INVESTMENT     --------------------------  --------------------------
          PERIOD                DATE         INVESTMENT      ON 12/31/97     CUMULATIVE    ANNUALIZED    CUMULATIVE     ANNUALIZED
---------------------------- ----------      ----------      -----------     ----------    ----------    ----------     ----------
10 Years ended
12/31/97                      12/31/87        $943.13         $3,215.77       240.97%        13.05%        221.58%        10.65%
5 Years Ended
12/31/97                      12/31/92        $942.45         $1,843.48        95.61%        14.36%         84.35%        13.01%
1 Year Ended
12/31/97                      12/31/96        $942.89         $1,146.61        21.60%        21.60%         14.66%        14.66%

             VALUE OF A $1,000 INVESTMENT -- GROWTH & INCOME FUND

                                                                                   TOTAL RETURN                TOTAL RETURN
                                                                                EXCLUDING MAXIMUM            INCLUDING MAXIMUM
                                              VALUE OF        VALUE OF             SALES CHARGE                SALES CHARGE
        INVESTMENT           INVESTMENT       INITIAL        INVESTMENT     --------------------------  -------------------------
          PERIOD                DATE         INVESTMENT      ON 12/31/97     CUMULATIVE    ANNUALIZED    CUMULATIVE     ANNUALIZED
---------------------------- ----------      ----------      -----------     ----------    ----------    ----------     ----------
10 Years Ended
12/31/97                      12/31/87        $942.26         $3,809.33       304.29%        14.99%        280.93%        14.31%
5 Years Ended
12/31/97                      12/31/92        $942.66         $1,967.62       108.74%        15.86%         96.76%        14.50%
1 Year Ended
12/31/97                      12/31/96        $942.33         $1,233.76        30.93%        30.93%         23.38%        23.38%

            VALUE OF A $1,000 INVESTMENT -- SPECIAL EQUITIES FUND

                                                                                   TOTAL RETURN                 TOTAL RETURN
                                                                                EXCLUDING MAXIMUM            INCLUDING MAXIMUM
                                              VALUE OF        VALUE OF             SALES CHARGE                 SALES CHARGE
        INVESTMENT           INVESTMENT       INITIAL        INVESTMENT     --------------------------  -------------------------
          PERIOD                DATE         INVESTMENT      ON 12/31/97     CUMULATIVE    ANNUALIZED    CUMULATIVE     ANNUALIZED
---------------------------- ----------      ----------      -----------     ----------    ----------    ----------     ----------
10 Years Ended
12/31/97                      12/31/87        $943.10         $3,419.94       262.63%        13.75%        241.99%        13.08%
5 Years Ended
12/31/97                      12/31/92        $942.35         $1,501.28        59.31%         9.76%         50.13%         8.47%
1 Year Ended
12/31/97                      12/31/96        $942.10         $1,075.65        14.18%        14.18%          7.56%         7.56%

                VALUE OF A $1,000 INVESTMENT -- UTILITIES FUND

                                                                                   TOTAL RETURN                 TOTAL RETURN
                                                                                EXCLUDING MAXIMUM            INCLUDING MAXIMUM
                                              VALUE OF        VALUE OF             SALES CHARGE                 SALES CHARGE
        INVESTMENT           INVESTMENT       INITIAL        INVESTMENT     --------------------------  -------------------------
          PERIOD                DATE         INVESTMENT      ON 12/31/97     CUMULATIVE    ANNUALIZED    CUMULATIVE     ANNUALIZED
---------------------------- ----------      ----------      -----------     ----------    ----------    ----------     ----------
10 Years Ended
12/31/97                      12/31/87        $942.25         $2,830.34       200.17%        11.62%        183.03%        10.96%
5 Years Ended
12/31/97                      12/31/92        $942.97         $1,435.25        52.26%         8.77%         43.52%         7.49%
1 Year Ended
12/31/97                      12/31/96        $942.83         $1,094.35        16.18%        16.18%          9.44%         9.44%

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As of April 1, 1998, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of each Class A and of each Fund. As of April 1, 1998, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL 32246 was the record owner of 19.6% of the Class A shares of Utilities Fund, which are held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. As of the same date, the Profit Sharing Retirement Plan of Eaton Vance Management Inc. was the record owner of 5.1% of the Class A shares of Balanced Fund, which are held on behalf of its customers who are the beneficial owners of such shares and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of any Fund's outstanding Class A shares on such date.

                                  APPENDIX B

                                CLASS B SHARES

                           PERFORMANCE INFORMATION

    The tables below indicate the cumulative and average annual total return on a hypothetical investment in shares of $1,000. Total return for the period prior to January 1, 1998 reflects the total return of the predecessor to Class
B. Total return prior to the Predecessor Fund's commencement of operations reflects the total return of Class A, adjusted to reflect the Class B sales charge. The Class A total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class B total return would be different. Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Information presented with two asterisks (**) includes the effect of subsidizing expenses. Return would have been lower without subsidies.


                VALUE OF A $1,000 INVESTMENT -- BALANCED FUND

                                              VALUE OF          VALUE OF         TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                             INVESTMENT        INVESTMENT             DEDUCTING                   DEDUCTING
                                          BEFORE DEDUCTING  AFTER DEDUCTING        THE MAXIMUM CDSC           THE MAXIMUM CDSC
 INVESTMENT*    INVESTMENT    AMOUNT OF     THE MAXIMUM       THE MAXIMUM      ------------------------    -----------------------
    PERIOD         DATE      INVESTMENT   CDSC ON 12/31/97  CDSC ON 12/31/97   CUMULATIVE    ANNUALIZED    CUMULATIVE   ANNUALIZED
 ------------   ----------   ----------   ----------------  ----------------   ----------    ----------    ----------   ----------
10 Years
Ended
12/31/97         12/31/87      $1,000        $3,261.50         $3,261.50        226.15%        12.55%       226.15%       12.55%
5 Years
Ended
12/31/97         12/31/92      $1,000        $1,871.05         $1,851.05         87.10%        13.35%        85.10%       13.11%
1 Year
Ended
12/31/97         12/31/96      $1,000        $1,204.33         $1,154.33         20.43%        20.43%        15.43%       15.43%

------------------
*Predecessor Fund commenced operations on November 2, 1993.

             VALUE OF A $1,000 INVESTMENT -- GROWTH & INCOME FUND


                                              VALUE OF          VALUE OF         TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                             INVESTMENT        INVESTMENT             DEDUCTING                   DEDUCTING
                                          BEFORE DEDUCTING  AFTER DEDUCTING        THE MAXIMUM CDSC           THE MAXIMUM CDSC
 INVESTMENT*    INVESTMENT    AMOUNT OF     THE MAXIMUM       THE MAXIMUM      ------------------------    -----------------------
    PERIOD         DATE      INVESTMENT   CDSC ON 12/31/97  CDSC ON 12/31/97   CUMULATIVE    ANNUALIZED    CUMULATIVE   ANNUALIZED
 ------------   ----------   ----------   ----------------  ----------------   ----------    ----------    ----------   ----------
10 Years
Ended
12/31/97         12/31/87      $1,000        $3,837.03         $3,837.03        283.70%        14.39%       283.70%       14.39%
5 Years
Ended
12/31/97         12/31/92      $1,000        $1,981.06         $1,961.06         98.11%        14.65%        96.11%       14.42%
1 Year
Ended
12/31/97**       12/31/96      $1,000        $1,294.72         $1,244.72         29.47%        29.47%        24.47%       24.47%

------------------
*Predecessor Fund commenced operations on August 17, 1994.

            VALUE OF A $1,000 INVESTMENT -- SPECIAL EQUITIES FUND

                                              VALUE OF          VALUE OF         TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                             INVESTMENT        INVESTMENT             DEDUCTING                   DEDUCTING
                                          BEFORE DEDUCTING  AFTER DEDUCTING        THE MAXIMUM CDSC           THE MAXIMUM CDSC
 INVESTMENT*    INVESTMENT    AMOUNT OF     THE MAXIMUM       THE MAXIMUM      ------------------------    -----------------------
    PERIOD         DATE      INVESTMENT   CDSC ON 12/31/97  CDSC ON 12/31/97   CUMULATIVE    ANNUALIZED    CUMULATIVE   ANNUALIZED
 ------------   ----------   ----------   ----------------  ----------------   ----------    ----------    ----------   ----------
10 Years
Ended
12/31/97         12/31/87      $1,000        $3,266.96         $3,266.96        226.70%        12.57%       226.70%       12.57%
5 Years
Ended
12/31/97         12/31/92      $1,000        $1,435.28         $1,415.28         43.53%         7.49%        41.53%        7.19%
1 Year
Ended
12/31/97**       12/31/96      $1,000        $1,115.90         $1,067.50         11.59%        11.59%         6.75%        6.75%

------------------
*Predecessor Fund commenced operations on August 22, 1994.

                VALUE OF A $1,000 INVESTMENT -- UTILITIES FUND

                                              VALUE OF          VALUE OF         TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                             INVESTMENT        INVESTMENT             DEDUCTING                   DEDUCTING
                                          BEFORE DEDUCTING  AFTER DEDUCTING        THE MAXIMUM CDSC           THE MAXIMUM CDSC
 INVESTMENT*    INVESTMENT    AMOUNT OF     THE MAXIMUM       THE MAXIMUM      ------------------------    -----------------------
    PERIOD         DATE      INVESTMENT   CDSC ON 12/31/97  CDSC ON 12/31/97   CUMULATIVE    ANNUALIZED    CUMULATIVE   ANNUALIZED
 ------------   ----------   ----------   ----------------  ----------------   ----------    ----------    ----------   ----------
10 Years
Ended
12/31/97         12/31/87      $1,000        $3,063.71         $3,063.71        206.37%        11.85%       206.37%       11.85%
5 Years
Ended
12/31/97         12/31/92      $1,000        $1,553.98         $1,533.98         55.40%         9.22%        53.40%        8.93%
1 Year
Ended
12/31/97         12/31/96      $1,000        $1,152.72         $1,104.85         15.27%        15.27%        10.48%       10.48%

------------------
*Predecessor Fund commenced operations on November 1, 1993.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As of April 1, 1998, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of each Class B and of each Fund. As of April 1, 1998, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL 32246 was the record owner of 16.3%, 15.2%, 21.4% and 18.2% of the Class B shares of Balanced Fund, Growth & Income Fund, Special Equities Fund and Utilities Fund, respectively, which are held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. As of the same date, Corelink Financial Inc., Concord, CA 94520 and Donaldson Lufkin Jenrette Securities Corporation Inc., Jersey City, NJ 07303-9998 were the record owners of 6.7% and 7%, respectively, of the Class B shares of Balanced Fund and Special Equities Fund, respectively, which are held on behalf of its customers who are the beneficial owners of such shares and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of any Fund's outstanding Class B shares on such date.

                                  APPENDIX C

                                CLASS C SHARES

                           PERFORMANCE INFORMATION

    The tables below indicate the cumulative and average annual total return on a hypothetical investment in shares of $1,000. Total return for the period prior to January 1, 1998 reflects the total return of the predecessor to Class
C. Total return prior to the Predecessor Fund's commencement of operations reflects the total return of Class B, adjusted to reflect the Class C sales charge. The Class B total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class C total return would be different. Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Information presented with two asterisks (**) includes the effect of subsidizing expenses. Return would have been lower without subsidies.


                VALUE OF A $1,000 INVESTMENT -- BALANCED FUND

                                              VALUE OF          VALUE OF         TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                             INVESTMENT        INVESTMENT             DEDUCTING                   DEDUCTING
                                          BEFORE DEDUCTING  AFTER DEDUCTING        THE MAXIMUM CDSC           THE MAXIMUM CDSC
 INVESTMENT*    INVESTMENT    AMOUNT OF     THE MAXIMUM       THE MAXIMUM      ------------------------    -----------------------
    PERIOD         DATE      INVESTMENT   CDSC ON 12/31/97  CDSC ON 12/31/97   CUMULATIVE    ANNUALIZED    CUMULATIVE   ANNUALIZED
 ------------   ----------   ----------   ----------------  ----------------   ----------    ----------    ----------   ----------
10 Years
Ended
12/31/97         12/31/87      $1,000        $3,179.14         $3,179.14        217.91%        12.26%       217.91%       12.26%
5 Years
Ended
12/31/97         12/31/92      $1,000        $1,823.84         $1,823.84         82.38%        12.77%        82.38%       12.77%
1 Year
Ended
12/31/97         12/31/97      $1,000        $1,197.51         $1,187.51         19.75%        19.75%        18.75%       18.75%

------------------
*Predecessor Fund commenced operations on November 2, 1993.

             VALUE OF A $1,000 INVESTMENT -- GROWTH & INCOME FUND

                                              VALUE OF          VALUE OF         TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                             INVESTMENT        INVESTMENT             DEDUCTING                   DEDUCTING
                                          BEFORE DEDUCTING  AFTER DEDUCTING        THE MAXIMUM CDSC           THE MAXIMUM CDSC
 INVESTMENT*    INVESTMENT    AMOUNT OF     THE MAXIMUM       THE MAXIMUM      ------------------------    -----------------------
    PERIOD         DATE      INVESTMENT   CDSC ON 12/31/97  CDSC ON 12/31/97   CUMULATIVE    ANNUALIZED    CUMULATIVE   ANNUALIZED
 ------------   ----------   ----------   ----------------  ----------------   ----------    ----------    ----------   ----------
10 Years
Ended
12/31/97         12/31/87      $1,000        $3,767.35         $3,767.35        276.74%        14.18%       276.74%       14.18%
5 Years
Ended
12/31/97         12/31/92      $1,000        $1,944.97         $1,944.97         94.50%        13.82%        94.50%       13.82%
1 Year
Ended
12/31/97**       12/31/96      $1,000        $1,288.34         $1,278.34         28.83%        28.83%        27.83%       27.83%

------------------
*Predecessor Fund commenced operations on November 4, 1994.

            VALUE OF A $1,000 INVESTMENT -- SPECIAL EQUITIES FUND

                                              VALUE OF          VALUE OF         TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                             INVESTMENT        INVESTMENT             DEDUCTING                   DEDUCTING
                                          BEFORE DEDUCTING  AFTER DEDUCTING        THE MAXIMUM CDSC           THE MAXIMUM CDSC
 INVESTMENT*    INVESTMENT    AMOUNT OF     THE MAXIMUM       THE MAXIMUM      ------------------------    -----------------------
    PERIOD         DATE      INVESTMENT   CDSC ON 12/31/97  CDSC ON 12/31/97   CUMULATIVE    ANNUALIZED    CUMULATIVE   ANNUALIZED
 ------------   ----------   ----------   ----------------  ----------------   ----------    ----------    ----------   ----------
10 Years
Ended
12/31/97         12/31/87      $1,000        $3,292.63         $3,292.63        229.26%        12.66%       229.26%       12.66%
5 Years
Ended
12/31/97         12/31/92      $1,000        $1,446.58         $1,446.58         44.66%         7.66%        44.66%        7.66%
1 Year
Ended
12/31/97         12/31/96      $1,000        $1,109.79         $1,102.33         10.98%        10.98%        10.23%       10.23%

------------------
*Predecessor Fund commenced operations on November 17, 1994.

                VALUE OF A $1,000 INVESTMENT -- UTILITIES FUND

                                              VALUE OF          VALUE OF         TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                             INVESTMENT        INVESTMENT             DEDUCTING                   DEDUCTING
                                          BEFORE DEDUCTING  AFTER DEDUCTING        THE MAXIMUM CDSC           THE MAXIMUM CDSC
 INVESTMENT*    INVESTMENT    AMOUNT OF     THE MAXIMUM       THE MAXIMUM      ------------------------    -----------------------
    PERIOD         DATE      INVESTMENT   CDSC ON 12/31/97  CDSC ON 12/31/97   CUMULATIVE    ANNUALIZED    CUMULATIVE   ANNUALIZED
 ------------   ----------   ----------   ----------------  ----------------   ----------    ----------    ----------   ----------
10 Years
Ended
12/31/97         12/31/87      $1,000        $3,002.94         $3,002.94        200.29%        11.62%       200.29%       11.62%
5 Years
Ended
12/31/97         12/31/92      $1,000        $1,523.22         $1,523.22         52.32%         8.78%        52.32%        8.78%
1 Year
Ended
12/31/97         12/31/96      $1,000        $1,143.75         $1,133.78         14.38%        14.38%        13.38%       13.38%

------------------
*Predecessor Fund commenced operations on November 1, 1993.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As of April 1, 1998, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of each Class C and of each Fund. In addition, as of the same date, the following recordowners held the amounts of Class C shares indicated below, which were held either individually or on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances:

BALANCED FUND --                   Frontier Trust Co. FBO Ameriquest Technologies 401(k)    Ambler, PA               13.2%
                                     Savings & Retirement Plan
                                   Merrill Lynch, Pierce, Fenner & Smith, Inc.              Jacksonville, FL         10.8%
GROWTH & INCOME                    Frontier Trust Co. FBO Industrial Information Resources  Ambler, PA               27.1%
  FUND --                            401(k) Savings & Retirement Plan
                                   Frontier Trust Co. FBO West Florida Pharmacies Inc.      Ambler, PA               20.4%
                                     401(k) Savings & Retirement Plan
                                   Frontier Trust Co. FBO Panama Pharmacy Inc. 401(k)       Ambler, PA                9.4%
                                     Savings & Retirement Plan
SPECIAL EQUITIES FUND --           Frontier Trust Co. FBO Ameriquest Technologies 401(k)    Ambler, PA               67.6%
                                     Savings & Retirement Plan
                                   Frontier Trust Co. FBO MWI Broward Inc. 401(k)           Ambler, PA               11.0%
                                     Savings & Retirement Plan
                                   Frontier Trust Co. FBO Silikal North America Inc.        Ambler, PA                7.1%
                                     401(k) Savings & Retirement Plan
UTILITIES FUND --                  Merrill Lynch, Pierce, Fenner & Smith, Inc.              Jacksonville, FL         24.2%

    To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of any Fund's outstanding Class C shares on such date.

[LOGO]                Investing
EATON VANCE           for the
=================     21st
     Mutual Funds     Century


-------------------------------------------------------------------------------


Eaton Vance Balanced Fund
Eaton Vance Growth & Income Fund
Eaton Vance Special Equities Fund
Eaton Vance Utilities Fund



STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 1998




-------------------------------------------------------------------------------

PORTFOLIO INVESTMENT ADVISER
Boston Management and Research, 24 Federal Street, Boston, MA 02110

ADMINISTRATOR
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116

TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109



                                                                   COMBEQSAI 5/1

                                     PART B
          INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION
                                                        STATEMENT OF
                                                        ADDITIONAL INFORMATION
                                                        May 1, 1998


                      EATON VANCE EMERGING MARKETS FUND
                              24 Federal Street
                         Boston, Massachusetts 02110
                                (800) 225-6265

    This Statement of Additional Information provides information about Eaton Vance Emerging Markets Fund (the "Fund") and Emerging Markets Portfolio (the "Portfolio"). This Statement of Additional Information is sometimes referred to herein as the "SAI".
------------------------------------------------------------------------------

                              TABLE OF CONTENTS

                                                                          Page

Additional Information about Investment Policies .......................     2
Investment Restrictions ................................................     4
Trustees and Officers ..................................................     6
Management of the Fund and the Portfolio ...............................     8
Custodian ..............................................................    11
Services for Accumulation -- Class A Shares ............................    12
Service for Withdrawal .................................................    12
Determination of Net Asset Value .......................................    12
Investment Performance .................................................    13
Taxes ..................................................................    14
Principal Underwriter ..................................................    15
Distribution Plans .....................................................    16
Portfolio Security Transactions ........................................    18
Other Information ......................................................    20
Independent Certified Public Accountants ...............................    21
Financial Statements ...................................................    21
Appendix A: Class A Shares .............................................   a-1
Appendix B: Class B Shares .............................................   b-1
------------------------------------------------------------------------------

    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED MAY 1, 1998, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK FOR ADDRESS AND PHONE NUMBER).


    This SAI provides information about the Fund and the Portfolio. Capitalized terms used in this SAI and not otherwise defined have the meanings given them in the Prospectus. The Fund is subject to the same investment policies as those of the Portfolio. The Fund currently seeks to achieve its objective by investing in the Portfolio.

               ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES

    FOREIGN INVESTMENTS. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.


    FOREIGN CURRENCY TRANSACTIONS. The value of the assets of the Portfolio as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. The Portfolio may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into swaps, forward contracts, options or futures on currency.

    When the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Portfolio anticipates the receipt in a foreign currency of dividend or interest payments on such a security which it holds, the Portfolio may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held by the Portfolio denominated in such foreign currency. The Portfolio may engage in cross-hedging by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the Adviser determines that there is an established historical pattern or correlation between the two currencies (or the basket of currencies and the underlying currency).

    OTHER INVESTMENT COMPANIES. The Portfolio reserves the right to invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies unaffiliated with the Adviser or the Manager that have the characteristics of closed-end investment companies. The Portfolio will indirectly bear its proportionate share of any management fees paid by investment companies in which it invests in addition to the advisory fee paid by the Portfolio. The value of closed-end investment company securities, which are usually traded on an exchange, is affected by demand for the securities themselves, independent of the demand for the underlying portfolio assets, and, accordingly, such securities can trade at a discount from their net asset values.

    RISKS ASSOCIATED WITH DERIVATIVE INSTRUMENTS. Entering into a derivative instrument involves a risk that the applicable market will move against the Portfolio's position and that the Portfolio will incur a loss. For derivative instruments other than purchased options, this loss may exceed the amount of the initial investment made or the premium received by the Portfolio. Derivative instruments may sometimes increase or leverage the Portfolio's exposure to a particular market risk. Leverage enhances the Portfolio's exposure to the price volatility of derivative instruments it holds. The Portfolio's success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and the Portfolio assets. Over-the-counter ("OTC") derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Portfolio from closing out positions and limiting its losses. The staff of the Commission takes the position that certain OTC options, and assets used as cover for written OTC options, are subject to the Portfolio's 15% limit on illiquid investments. The Portfolio's ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code, limit the extent to which the Portfolio may purchase and sell derivative instruments. The Portfolio will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the Fund as a regulated investment company for federal income tax purposes. See "Taxes."


    LIMITATIONS ON FUTURES CONTRACTS AND OPTIONS. The Portfolio does not intend to write a covered option on any security if after such transaction more than 15% of its net assets, as measured by the aggregate value of the securities underlying all covered calls and puts written by the Portfolio, would be subject to such options. The Portfolio will only write a put option on a security which it intends to ultimately acquire for its portfolio. The Portfolio does not intend to purchase any options if after such transaction more than 5% of its net assets, as measured by the aggregate of all premiums paid for all such options held by the Portfolio, would be so invested. The Portfolio may enter into futures contracts, and options on futures contracts, traded on a foreign exchange only if the Adviser determines that trading on each such foreign exchange does not subject the Portfolio to risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on United States CFTC-regulated exchanges.

    To the extent that the Portfolio enters into futures contracts, options on futures contracts and options on foreign currencies traded on an exchange regulated by the Commodity Futures Trading Commission ("CFTC"), in each case that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the liquidation value of the Portfolio's investments, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into.


    REPURCHASE AGREEMENTS. Under a repurchase agreement the Portfolio buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price. At no time will the Portfolio commit more than 15% of its net assets to repurchase agreements which mature in more than seven days and other illiquid securities. The Portfolio's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement, and will be marked to market daily. In the event of the bankruptcy of the other party to a repurchase agreement, the Portfolio might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Portfolio purchased may have decreased, the Portfolio could experience a loss.


    REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Portfolio expects that it will enter into reverse repurchase agreements when it is able to invest the cash so acquired at a rate higher than the cost of the agreement, which would increase the income earned by the Portfolio. The Portfolio could also enter into reverse repurchase agreements as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets.

    When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio's assets. As a result, such transactions may increase fluctuations in the market value of the Portfolio's assets. While there is a risk that large fluctuations in the market value of the Portfolio's assets could affect the Portfolio's net asset value, this risk is not significantly increased by entering into reverse repurchase agreements, in the opinion of the Adviser. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Portfolio reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Portfolio's yield.

    ASSET COVERAGE REQUIREMENTS. Transactions involving reverse repurchase agreements, currency swaps, forward contracts or futures contracts and options (other than options that the Portfolio has purchased) expose the Portfolio to an obligation to another party. The Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, swaps, or other options, futures contracts or forward contracts, or (2) cash or liquid securities (such as readily marketable common stock and money market instruments) with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. (Only the net obligation of a swap will be covered.) The Portfolio will comply with Commission guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount. The securities in the segregated account will be marked to market daily.

    Assets used as cover or held in a segregated account maintained by the Portfolio's custodian cannot be sold while the position requiring coverage or segregation is outstanding unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Portfolio's assets to segregated accounts or to cover could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.


    PORTFOLIO TURNOVER. The Portfolio cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate could occur, for example, if all the securities in the portfolio were replaced once in a period of one year. A high turnover rate (100% or more) necessarily involves greater expenses to the Portfolio. The Portfolio engages in portfolio trading (including short-term trading) if it believes that a transaction including all costs will help in achieving its investment objective either by increasing income or by enhancing the Portfolio's net asset value. Short-term trading may be advisable in light of a change in circumstances of a particular company or within a particular industry, or in light of general market, economic or political conditions. High portfolio turnover may also result in the realization of substantial net short-term capital gains. For the fiscal years ended December 31, 1997 and December 31, 1996, the Portfolio's turnover rate was 160% and 125%, respectively. Portfolio turnover in the Portfolio has exceeded 100% since, given recent market volatility, the manager has found trading opportunities which have added value to the Portfolio. It is not currently anticipated that the turnover rate will continue to exceed 100%.


    LENDING PORTFOLIO SECURITIES. The Portfolio may seek to increase its income by lending portfolio securities to broker-dealers or other institutional borrowers. Under present regulatory policies of the Commission, such loans are required to be secured continuously by collateral in cash, cash equivalents or U.S. Government securities held by the Portfolio's custodian and maintained on a current basis at an amount at least equal to market value of the securities loaned, which will be marked to market daily. Cash equivalents include certificates of deposit, commercial paper and other short-term money market instruments. The financial condition of the borrower will be monitored by the Adviser on an ongoing basis. The Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive a fee, or all or a portion of the interest on investment of the collateral. The Portfolio would have the right to call a loan and obtain the securities loaned at any time on up to five business days' notice. The Portfolio would not have the right to vote any securities having voting rights during the existence of a loan, but could call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or holding of their consent on a material matter affecting the investment. If the Adviser decides to make securities loans, it is intended that the value of the securities loaned would not exceed one-third of the Portfolio's total assets. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. However, the loans will be made only to organizations deemed by the Adviser to be sufficiently creditworthy and when, in the judgment of the Adviser, the consideration which can be earned from securities loans of this type, net of administrative expenses and any finders fees, justifies the attendant risk.

                           INVESTMENT RESTRICTIONS

    The Fund and the Portfolio have each adopted the following investment restrictions which may not be changed without the approval by the holders of a majority of the outstanding voting securities of the Fund or the Portfolio, as the case may be, which as used in this SAI means the lesser of (a) 67% or more of the outstanding voting securities of the Fund or the Portfolio, as the case may be, present or represented by proxy at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund or the Portfolio are present or represented at the meeting or (b) more than 50% of the outstanding voting securities of the Fund or the Portfolio. Neither the Fund nor the Portfolio may:

    (1) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940;

    (2) Purchase any securities on margin (but the Fund and the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);

    (3) Underwrite securities of other issuers;

    (4) Invest in real estate including interests in real estate limited partnerships (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate) or in commodities or commodity contracts for the purchase or sale of physical commodities;

    (5) Make loans to any person except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities;

    (6) With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies; or

    (7) Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to 25% of the value of its assets may be invested in securities of companies in any one industry (although more than 25% may be invested in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities).

    Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest its assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund. Notwithstanding the investment policies and restrictions of the Portfolio, the Portfolio may invest part of its assets in another investment company consistent with the 1940 Act.


    For as long as a feeder fund of the Portfolio has registered shares in Hong Kong, the Portfolio may not (i) invest more than 10% of its net assets in the securities of any one issuer or, purchase more than 10% of any class of security of any one issuer, provided, however, up to 30% of the Portfolio's net asset value may be invested in Government and public securities of the same issue; and the Portfolio may invest all of its assets in Government and other public securities in at least six different issues, (ii) invest more than 15% of net assets in securities which are not listed or quoted on any stock exchange, over-the-counter market or other organized securities market that is open to the international public and on which such securities are regularly traded (a "Market"), (iii) invest more than 15% of net assets in warrants and options for non-hedging purposes, (iv) write call options on Portfolio investments exceeding 25% of its total net asset value in terms of exercise price, (v) enter into futures contracts on an unhedged basis where the net total aggregate value of contract prices, whether payable by or to the Portfolio under all outstanding futures contracts, together with the aggregate value of holdings under (vi) below exceeds 20% of the net asset value of the Portfolio, (vi) invest in physical commodities (including gold, silver, platinum or other bullion) and commodity based investments (other than shares in companies engaged in producing, processing or trading in commodities) which value together with the net aggregate value of the holdings described in (v) above, exceeds 20% of the Portfolio's net asset value, (vii) purchase shares of other investment companies exceeding 10% of net assets. In addition, the investment objective of any scheme in which the Portfolio invests must not be to invest in investments prohibited by this undertaking and where the scheme's investment objective is to invest primarily in investments which are restricted by this undertaking, such holdings must not be in contravention of the relevant limitation, (viii) borrow more than 25% of its net assets (provided that for the purposes of this paragraph, back to back loans are not to be categorized as borrowings), (ix) write uncovered options, (x) invest in real estate (including options, rights or interests therein but excluding shares in real estate companies), (xi) assume, guarantee, endorse or otherwise become directly or contingently liable for, or in connection with, any obligation or indebtedness of any person in respect of borrowed money without the prior written consent of the custodian of the Portfolio, (xii) engage in short sales involving a liability to deliver securities exceeding 10% of its net assets provided that any security which the Portfolio does sell short must be actively traded on a market, (xiii) subject to paragraph (v) above, purchase an investment with unlimited liability or (xiv) purchase any nil or partly-paid securities unless any call thereon could be met in full out of cash or near cash held by it in the amount of which has not already been taken into account for the purposes of (ix) above.


    The Fund and the Portfolio have each adopted the following investment policies which may be changed without shareholder or investor approval. Neither the Fund nor the Portfolio may invest more than 15% of its net assets in investments which are not readily marketable, including restricted securities and repurchase agreements with a maturity longer than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust or the Portfolio, or its delegate, determines to be liquid. Neither the Fund nor the Portfolio will purchase warrants if, as a result of such purchase, more than 5% of the Portfolio's or the Fund's net assets, as the case may be (taken at current value), would be invested in warrants, and the value of such warrants which are not listed on the New York or American Stock Exchange may not exceed 2% of the Portfolio's or the Fund's net assets; this policy does not apply to or restrict warrants acquired by the Portfolio or the Fund in units or attached to securities, inasmuch as such warrants are deemed to be without value. Neither the Fund nor the Portfolio will purchase any securities if at the time of such purchase, permitted borrowings under investment restriction (1) above exceed 5% of the value of the Portfolio's or the Fund's total assets, as the case may be. Neither the Fund nor the Portfolio will purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust or is a member, officer, director or trustee of any investment adviser of the Trust or the Portfolio if after the purchase of the securities of such issuer by the Fund or the Portfolio one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities or both (all taken at market value) of such issuer and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities or both (all taken at market value).


    Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the Fund's or the Portfolio's acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances, or any subsequent rating change below investment grade made by a rating service, will not compel the Fund or the Portfolio, as the case may be, to dispose of such security or other asset. Notwithstanding the foregoing, under normal market conditions the Fund and the Portfolio must take actions necessary to comply with the policy of investing at least 65% of total assets in Emerging Market investments. Moreover, the Fund and Portfolio must always be in compliance with the borrowing policies set forth above and may not hold more than 15% of net assets in illiquid securities.

    Although permissible under the Fund's investment restrictions, the Fund has no present intention during the coming fiscal year to: borrow money; pledge its assets; underwrite securities issued by other persons; or make loans to other persons.

                            TRUSTEES AND OFFICERS


    The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is 24 Federal Street, Boston, Massachusetts 02110, which is also the address of the Fund's sponsor and manager, Eaton Vance, of Eaton Vance's wholly-owned subsidiary, Boston Management and Research ("BMR"), of Eaton Vance's parent, Eaton Vance Corp. ("EVC"), and of Eaton Vance's trustee, Eaton Vance, Inc. ("EV"). Eaton Vance and EV are both wholly-owned subsidiaries of EVC. The business address of the Adviser is 3808 One Exchange Square, Central, Hong Kong. Those Trustees and officers who are "interested persons" of the Trust or the Portfolio, as defined in the 1940 Act by virtue of their affiliation with the Adviser, Eaton Vance, BMR, EVC or EV, are indicated by an asterisk (*).


                   TRUSTEES OF THE TRUST AND THE PORTFOLIO


JAMES B. HAWKES (56), President of the Trust, Vice President of the Portfolio and Trustee*
Chairman, President and Chief Executive Officer of Eaton Vance, BMR, EVC and
  EV, and a Director of EVC and EV. Director or Trustee and officer of various investment companies managed by Eaton Vance or BMR. Director of LGM.

HON. ROBERT LLOYD GEORGE (45), President and Trustee of the Portfolio* Chairman and Chief Executive Officer of LGM. Chairman and Chief Executive
  Officer of the Adviser
Address: 3808 One Exchange Square, Central, Hong Kong

M. DOZIER GARDNER (64), Trustee of the Trust*
Vice Chairman of Eaton Vance, BMR, EVC and EV and Director of EVC and EV.
  Director or Trustee and officer of various investment companies managed by Eaton Vance or BMR. Mr. Gardner was elected Trustee on November 20, 1995.


EDWARD K.Y. CHEN (53), Trustee of the Portfolio
President of Lingnan College in Hong Kong. Professor and Director of Centre of
  Asian Studies at the University of Hong Kong from 1979-1995. Director of First Pacific Company, Asia Satellite Telecommunications Holdings Ltd. and a Board Member of the Mass Transit Railway Corporation. Member of the Executive Council of the Hong Kong Government from 1992-1997 and Chairman of the Consumer Council from 1991-1997.
Address: President's Office, Lingnan College, Tuen Mun, Hong Kong

DONALD R. DWIGHT (67), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company). Director or Trustee of various investment companies managed by Eaton Vance or BMR. Mr. Dwight was elected Trustee of the Portfolio on May 13, 1996.
Address: Clover Mill Lane, Lyme, New Hampshire 03768

SAMUEL L. HAYES, III (63), Trustee
Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate
  School of Business Administration; Trustee, Kubrick Funds (mutual funds). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Harvard University Graduate School of Business Administration,
  Soldiers Field Road, Boston, Massachusetts 02163

NORTON H. REAMER (62), Trustee
Chairman of the Board and Chief Executive Officer -- United Asset Management
  Corporation (a holding company owning institutional investment management firms); Chairman, President and Director, UAM Funds (mutual funds). Director or Trustee of various investment companies managed by Eaton Vance or BMR. Mr. Reamer was elected Trustee of the Portfolio on May 13, 1996.
Address: One International Place, Boston, Massachusetts 02110


JOHN L. THORNDIKE (71), Trustee of the Trust
Formerly Director of Fiduciary Company Incorporated. Director or Trustee of
  various investment companies managed by Eaton Vance or BMR.
Address: 175 Federal Street, Boston, Massachusetts 02110


JACK L. TREYNOR (68), Trustee of the Trust
Investment Adviser and Consultant. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 504 Via Almar, Palos Verdes Estates, California 90274

                   OFFICERS OF THE TRUST AND THE PORTFOLIO

SCOBIE DICKINSON WARD (32), Vice President, Assistant Secretary and Assistant Treasurer of the Portfolio
Director of LGM and Chief Operating Officer of the Adviser.
Address: 3808 One Exchange Square, Central, Hong Kong


WILLIAM WALTER RALEIGH KERR (47), Vice President and Assistant Treasurer of the Portfolio
Director, Finance Director and Chief Operating Officer of the Adviser.
  Director of LGM.
Address: 3808 One Exchange Square, Central, Hong Kong

EDWARD E. SMILEY, JR. (53), Vice President of the Trust
Vice President of Eaton Vance, BMR and EV since November 1, 1996; Senior
  Product Manager, Equity Management for TradeStreet Investment Associates, Inc., a wholly-owned subsidiary of Nations Bank (1992-1996). Mr. Smiley was elected Vice President on October 18, 1996.


JAMES L. O'CONNOR (53), Vice President of the Portfolio and Treasurer Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.


ALAN R. DYNNER (57), Secretary
Vice President and Chief Legal Officer of BMR, Eaton Vance, EVC and EV since
  November 1, 1996. Previously, Mr. Dynner was a Partner of the law firm of Kirkpatrick & Lockhart LLP, New York and Washington, D.C., and was Executive Vice President of Neuberger & Berman Management, Inc., a mutual fund management company. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Dynner was elected Secretary of the Trust and the Portfolio on June 23, 1997.

JANET E. SANDERS (62), Assistant Treasurer of the Trust and Assistant
Secretary
Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (35), Assistant Secretary
Assistant Vice President of BMR, Eaton Vance and EV since March 1, 1994;
  employee of Eaton Vance since March 1993. State Regulations Supervisor, The Boston Company (1991-1993). Officer of various investment companies managed by Eaton or BMR. Mr. Murphy was elected Assistant Secretary of the Trust on March 27, 1995 and of the Portfolio on May 29, 1995.

ERIC G. WOODBURY (40), Assistant Secretary
Vice President of BMR, Eaton Vance and EV since February 1993; formerly, associate attorney at Dechert, Price & Rhoads. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Woodbury was elected Assistant
Secretary of the Trust on June 19, 1995 and of the Portfolio on May 29, 1995.


    Messrs. Hayes (Chairman), Reamer and Thorndike are members of the Special Committee of the Board of Trustees of the Trust and Messrs. Hayes, Dwight and Reamer, are members of the Special Committee of the Board of Trustees of the Portfolio. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Fund and the Portfolio, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance, the Adviser or its affiliates has any actual or potential conflict of interest with the Fund, the Portfolio or investors therein.


    The Nominating Committee of the Board of Trustees of the Trust and the Portfolio is comprised of four Trustees who are not "interested persons" as that term is defined under the 1940 Act ("noninterested Trustees"). The Committee has four-year staggered terms, with one member rotating off the Committee to be replaced by another noninterested Trustee. The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is independent of Eaton Vance, the Adviser or its affiliates.

    Messrs. Treynor and Dwight are members of the Audit Committee of the Board of Trustees of the Trust and Messrs. Hayes, Chen and Dwight are members of the Audit Committee of the Board of Trustees of the Portfolio. The Audit Committee's functions include making recommendations to the Trustees regarding the selection of the independent certified public accountants, and reviewing matters relative to trading and brokerage policies and practices, accounting and auditing practices and procedures, accounting records, internal accounting controls, and the functions performed by the custodian, transfer agent and dividend disbursing agent of the Trust and of the Portfolio.

    Trustees of the Portfolio (except Mr. Chen) who are not affiliated with the Adviser may elect to defer receipt of all or a percentage of their annual fees received from certain Eaton Vance sponsored funds, in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees" Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Neither the Portfolio nor the Trust participates in the Trustees' Plan or has a retirement plan for its Trustees.


    The fees and expenses of the noninterested Trustees of the Trust and the Portfolio are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Trust or the Portfolio.) During the fiscal year ended December 31, 1997, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Trust, the Portfolio and the funds in the Eaton Vance fund complex(1):

                                             EDWARD        DONALD R.      SAMUEL L.      NORTON H.       JOHN L.        JACK L.
SOURCE OF COMPENSATION                     K.Y. CHEN        DWIGHT       HAYES, III       REAMER        THORNDIKE       TREYNOR
--------------                               ------         ------         ------         ------         ------         ------
Trust(2) ...............................    $     0       $  3,147(3)    $  2,894(4)     $  2,819      $  2,947(5)     $  3,166
Emerging Markets Portfolio .............      5,000             35             32              31            33              35
Trust and Fund Complex .................     21,575        145,000(6)     155,000(7)      145,000       145,000(8)      150,000
------------
(1)As of May 1, 1998, the Eaton Vance fund complex consists of 143 registered investment companies or series thereof.
(2)The Trust consisted of 7 Funds as of December 31, 1997.
(3)Includes $496 deferred compensation.
(4)Includes $510 deferred compensation.
(5)Includes $1,347 deferred compensation.
(6)Includes $45,000 deferred compensation.
(7)Includes $38,750 deferred compensation.
(8)Includes $107,925 deferred compensation.

                   MANAGEMENT OF THE FUND AND THE PORTFOLIO


    Eaton Vance acts as the sponsor and manager of the Fund and the administrator of the Portfolio. The Portfolio has engaged Lloyd George Investment Management (Bermuda) Limited as its investment adviser.

THE ADVISER
    As investment adviser to the Portfolio, the Adviser manages the Portfolio's investments, subject to the supervision of the Board of Trustees of the Portfolio. The Adviser is also responsible for effecting all security transactions on behalf of the Portfolio, including the allocation of principal transactions and portfolio brokerage and the negotiation of commissions. See "Portfolio Security Transactions". Under the investment advisory agreement, the Adviser receives a monthly advisory fee computed by applying the annual asset rate applicable to that portion of the average daily net assets of the Portfolio throughout the month in each Category as indicated below:

                                                                       ANNUAL
  CATEGORY         AVERAGE DAILY NET ASSETS                          ASSET RATE
-------------------------------------------------------------------------------

     1            less than $500 million                               0.75%
     2            $500 million but less than $1 billion                0.70
     3            $1 billion but less than $1.5 billion                0.65
     4            $1.5 billion but less than $2 billion                0.60
     5            $2 billion but less than $3 billion                  0.55
     6            $3 billion and over                                  0.50


    As of December 31, 1997, the Portfolio had net assets of $18,553,605. For the fiscal year ended December 31, 1997, absent a fee reduction, the Adviser would have earned advisory fees of $143,776 (equivalent to 0.75% of the Portfolio's average daily net assets for such year). To enhance the net income of the Portfolio, the Adviser made a reduction of its advisory fee in the amount of $36,117. For the fiscal year ended December 31, 1996, absent a fee reduction, the Adviser would have earned advisory fees of $62,401 (equivalent to 0.75% of the Portfolio's average daily net assets for such year). To enhance the net income of the Portfolio, the Adviser made a reduction of its advisory fee in the amount of $44,320. For the fiscal year ended December 31, 1995, the Portfolio paid the Adviser advisory fees of $17,297 (equivalent to 0.75% of the Portfolio's average daily net assets for such year).

    Eaton Vance is among the oldest mutual fund organizations in the country. As an experienced mutual fund provider, Eaton Vance has contributed to making the securities market more widely accessible to investors. Eaton Vance equity funds provide a way to take advantage of the potentially higher returns of individual stocks. Eaton Vance has a staff of more than 25 investment professionals specializing in security analysis and equity management.


    The Eaton Vance investment process stresses intensive fundamental research. Portfolios are built on a stock-by-stock basis and the process includes visits to companies under consideration. The process also focuses on well-managed companies with the following characteristics: strong underlying value or franchise; solid earnings growth; steady cash flow, strong balance sheet; innovative products or services; potential for sustained growth; seasoned, creative management; or ability to survive variable market conditions.


    By investing in diversified portfolios and employing prudent and professional management, Eaton Vance mutual funds can provide attractive return, while exposing shareholders to less risk than if they were build investment portfolios on their own. Eaton Vance employs rigorous buy and sell disciplines. For instance, purchases are made with an eye to both relative and absolute growth rates and price/earning ratios, and sales are made when a stock is fully valued, fundamentals deteriorate, management fails to execute its strategy, or more attractive alternatives are available.

    LGM specializes in providing investment management services with respect to equity securities of companies trading in Asian securities markets, and also those of emerging markets. LGM currently manages portfolios for both private clients and institutional investors seeking long-term capital growth and has advised Eaton Vance's international equity funds since 1992. LGM's core investment team consists of thirteen experienced investment professionals who have worked together over a number of years successfully managing client portfolios in non-U.S. stock markets. The team has a unique knowledge of, and experience with, Asian and emerging markets. LGM analysts cover Asia, the India subcontinent, Russia and Eastern Europe, Latin America, Australia and New Zealand from offices in Hong Kong, London and Mumbai. Together, Eaton Vance and Lloyd George manage over $26 billion in assets. LGM is ultimately controlled by the Hon. Robert Lloyd George, President and Trustee of the Portfolio and Chairman and Chief Executive Officer of the Adviser. LGM's only business is portfolio management. Eaton Vance's parent is a shareholder of LGM.


    The Adviser and LGM have adopted a conservative management style, providing a blend of Asian and multinational expertise with the most rigorous international standards of fundamental security analysis. Although focused primarily in Asia, the Adviser and LGM maintain a network of international contacts in order to monitor international economic and stock market trends and offer clients a global management service.

    The directors of the Adviser are the Honorable Robert Lloyd George, William Walter Raleigh Kerr, M.F. Tang, Scobie Dickinson Ward, Pamela Chan, Adaline Mang-Yee Ko, Peter Bubenzer and Judith Collis. The Hon. Robert Lloyd George is Chairman and Chief Executive Officer of the Adviser and Mr. Kerr is Chief Operating Officer of the Adviser. The business address of the first six individuals is 3808 One Exchange Square, Central, Hong Kong and of the last two is Cedar House, 41 Cedar Avenue, Hamilton HM12, Bermuda.

    Mr. Lloyd George was born in London in 1952 and educated at Eton College, where he was a King's Scholar, and at Oxford University. Prior to founding LGM, Mr. Lloyd George was Managing Director of Indosuez Asia Investment Services Ltd. In 1983 Mr. Lloyd George launched and managed the Henderson Japan Special Situations Trust. Prior to that he spent four years with the Fiduciary Trust Company of New York researching international securities, in the United States and Europe, for the United Nations Pension Fund.

    Eaton Vance and the Adviser follow a common investment philosophy, striving to identify companies with outstanding management and earnings growth potential by following a disciplined management style, adhering to the most rigorous international standards of fundamental security analysis, placing heavy emphasis on research, visiting every company owned, and closely monitoring political and economic developments.


    The Portfolio's investment advisory agreement with the Adviser remains in effect from year to year for so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty days' written notice by the Board of Trustees of either party or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that the Adviser may render services to others. The Agreement also provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the Agreement on the part of the Adviser, the Adviser shall not be liable to the Portfolio or to any shareholder for any act or omission in the course of or connected with rendering services or for any losses sustained in the purchase, holding or sale of any security.

MANAGER, SPONSOR AND ADMINISTRATOR
    Under Eaton Vance's management contract with the Fund and administration agreement with the Portfolio, Eaton Vance receives a monthly management fee from the Fund and a monthly administration fee from the Portfolio. Each fee is computed by applying the annual asset rate applicable to that portion of the average daily net assets of the Fund or the Portfolio throughout the month in each Category as indicated below:


                                                                    ANNUAL
 CATEGORY         AVERAGE DAILY NET ASSETS                        ASSET RATE
-------------------------------------------------------------------------------
    1            less than $500 million                           0.25%
    2            $500 million but less than $1 billion            0.23333
    3            $1 billion but less than $1.5 billion            0.21667
    4            $1.5 billion but less than $2 billion            0.20
    5            $2 billion but less than $3 billion              0.18333
    6            $3 billion and over                              0.16667


    As of December 31, 1997, the Portfolio had net assets of $18,553,605. For the fiscal year ended December 31, 1997, Eaton Vance earned administration fees of $47,925 (equivalent to 0.25% of the Portfolio's average daily net assets for such year). To enhance the net income of the Portfolio, the Adviser made a reduction of its administration fee in the amount of $17,039. For the fiscal year ended December 31, 1996, Eaton Vance earned administration fees of $20,096 (equivalent to 0.25% of the Portfolio's average daily net assets for such year). To enhance the net income of the Portfolio, Eaton Vance was allocated expenses related to the operation of the Portfolio in the amount of $14,221. For the fiscal year ended December 31, 1995, Eaton Vance earned administration fees of $5,762 (equivalent to 0.25% of the Portfolio's average daily net assets for such year). To enhance the net income of the Portfolio, Eaton Vance was allocated expenses related to the operation of the Portfolio in the amount of $61,361.

    For the management fees that the Fund paid to Eaton Vance, see Appendix B.


    Eaton Vance's management contract with the Fund and its administration agreement with the Portfolio each continue in effect from year to year for so long as such continuance is approved annually by the vote of a majority of the Trustees of the Trust or the Portfolio, as the case may be. Each agreement may be terminated at any time without penalty on sixty days' written notice by the Board of Trustees of either party thereto, or by a vote of a majority of the outstanding voting securities of the Fund or the Portfolio, as the case may be. Each agreement will terminate automatically in the event of its assignment. Each agreement provides that, in the absence of Eaton Vance's willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties to the Fund or the Portfolio under such contract or agreement, Eaton Vance will not be liable to the Fund or the Portfolio for any loss incurred.

    The Fund and the Portfolio, as the case may be, will each be responsible for all of its respective costs and expenses not expressly stated to be payable by the Adviser under the investment advisory agreement, by Eaton Vance under the management contract or the administration agreement, or by the Principal Underwriter under the distribution agreement. Such costs and expenses to be borne by each of the Fund or the Portfolio, as the case may be, include, without limitation: custody and transfer agency fees and expenses, including those incurred for determining net asset value and keeping accounting books and records; expenses of pricing and valuation services; the cost of share certificates; membership dues in investment company organizations; brokerage commissions and fees; fees and expenses of registering under the securities laws; expenses of reports to shareholders and investors; proxy statements, and other expenses of shareholders' or investors' meetings; insurance premiums, printing and mailing expenses; interest, taxes and corporate fees; legal and accounting expenses; compensation and expenses of Trustees not affiliated with Eaton Vance or the Adviser; distribution and service fees payable by each Class under its Rule 12b-1 distribution plan; and investment advisory, management and administration fees. The Fund and the Portfolio, as the case may be, will also each bear expenses incurred in connection with any litigation in which the Fund or the Portfolio, as the case may be, is a party and any legal obligation to indemnify its respective officers and Trustees with respect thereto, to the extent not covered by insurance.


    Eaton Vance and EV are both wholly-owned subsidiaries of EVC. BMR is a wholly-owned subsidiary of Eaton Vance. Eaton Vance and BMR are both Massachusetts business trusts, and EV is the trustee of Eaton Vance and BMR. The Directors of EV are M. Dozier Gardner, James B. Hawkes and Benjamin A. Rowland, Jr. The Directors of EVC consist of the same persons and John G. L. Cabot, John Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. Mr. Hawkes is chairman, president and chief executive officer and Mr. Gardner is vice chairman of EVC, Eaton Vance, BMR and EV. All of the issued and outstanding shares of Eaton Vance and of EV are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Gardner, Hawkes, and Rowland and Alan R. Dynner, Thomas E. Faust, Jr., William M. Steul and Wharton P. Whitaker. The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance and BMR who are also officers or officers and Directors of EVC and EV. As of April 30, 1998, Messrs. Gardner and Hawkes each owned 24% of such voting trust receipts, Messrs. Rowland and Faust, owned 15% and 13%, respectively, and Messrs. Dynner, Steul and Whitaker each owned 8%. Messrs. Gardner, Hawkes and Dynner are officers or Trustees of the Trust and the Portfolio and are members of the EVC, Eaton Vance, BMR and EV organizations. Messrs. Murphy, O'Connor, Smiley and Woodbury and Ms. Sanders are officers of the Trust and/or the Portfolio, and are also members of the Eaton Vance, BMR and EV organizations.


    Eaton Vance owns all the stock of Northeast Properties, Inc., which is engaged in real estate investment. EVC owns all the stock of Fulcrum Management, Inc. and MinVen, Inc., which are engaged in precious metal mining venture investment and management. EVC also owns approximately 21% of the Class A shares issued by LGM, the parent of the Adviser. EVC, Eaton Vance, BMR and EV may also enter into other businesses.

    EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including the custodian of the Fund and the Portfolio, IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.

                                  CUSTODIAN


    IBT, acts as custodian for the Trust and the Portfolio. IBT has the custody of all cash and securities of the Fund and all securities of the Portfolio purchased in the United States, maintains the Fund's and the Portfolio's general ledger and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In such capacities IBT attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Fund's and the Portfolio's respective investments, receives and disburses all funds, and performs various other ministerial duties upon receipt of proper instructions from the Trust and the Portfolio. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the Commission.


    Portfolio securities, if any, purchased by the Portfolio in the U.S. are maintained in the custody of IBT or of other domestic banks or depositories. Portfolio securities purchased outside of the U.S. are maintained in the custody of foreign banks and trust companies that are members of IBT's Global Custody Network, or foreign depositories used by such foreign banks and trust companies. Each of the domestic and foreign custodial institutions holding portfolio securities has been approved by the Board of Trustees of the Portfolio in accordance with regulations under the 1940 Act.


                 SERVICES FOR ACCUMULATION -- CLASS A SHARES


    The following services are voluntary, involve no extra charge, other than the sales charge included in the offering price, and may be changed or discontinued without penalty at any time.


    Intended Quantity Investment -- Statement of Intention. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares and listed under "The Eaton Vance Exchange Privilege" in the Prospectus will be purchased within a 13-month period, a Statement of Intention should be signed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. The Statement authorizes the Transfer Agent to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. Execution of a Statement does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement, and should the amount actually purchased during the 13-month period be more or less than that indicated on the Statement, price adjustments will be made. Any investor considering signing a Statement of Intention should read it carefully.


    Right of Accumulation -- Cumulative Quantity Discount. The applicable sales charge level for the purchase of Class A shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of the shares the shareholder owns in his or her account(s) in the Fund and shares of other funds exchangeable for Class A shares. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level.

    For any such discount to be made available, at the time of purchase a purchaser or his or her Authorized Firm must provide the Principal Underwriter (in the case of a purchase made through an Authorized Firm) or the Transfer Agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

                            SERVICE FOR WITHDRAWAL

    The Transfer Agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, although they are a return of principal, may require the recognition of taxable gain or loss. Income dividends and capital gain distributions in connection with withdrawal accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the Transfer Agent or the Principal Underwriter will be able to terminate the withdrawal plan at any time without penalty.

                       DETERMINATION OF NET ASSET VALUE

    The Fund and Portfolio will be closed for business and will not price their shares on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    The Trustees of the Portfolio have established the following procedures for the fair valuation of the Portfolio's assets under normal market conditions. Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded or on such System. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, the mean between the last bid and asked price. Futures positions on securities or currencies are generally valued at closing settlement prices. All other securities are valued at fair value as determined in good faith by or pursuant to procedures established by the Trustees. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service.


    Generally, trading in the foreign securities owned by the Portfolio is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Portfolio's shares are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Portfolio's net asset value (unless the Portfolio deems that such events would materially affect its net asset value, in which case an adjustment may be made and reflected in such computation). Foreign securities and currency held by the Portfolio will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations.


    Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the Exchange is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, that amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

                            INVESTMENT PERFORMANCE


    Average annual total return is determined seperately for each Class of the Fund by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/ depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period,
(ii) the deduction of the maximum sales charge from the initial $1,000 purchase order for Class A shares, (iii) a complete redemption of the investment and, (iv) the deduction of any Class B CDSC at the end of the period. For information concerning the total return of the Classes of the Fund, see Appendix A and Appendix B.


    Total return may be compared to relevant indices, such as the Consumer Price Index and various domestic and foreign securities indices. The Fund's total return and comparisons with these indices may be used in advertisements and in information furnished to present or prospective shareholders. The Fund's performance may differ from that of other investors in the Portfolio including the other investment companies. In addition, evaluations of the Fund's performance or rankings of mutual funds (which include the Fund) made by independent sources may be used in advertisements and in information furnished to present or prospective shareholders. Information, charts and illustrations showing the effect of compounding interest or relating to inflation and taxes (including their effects on the dollar and the return on stocks and other investment vehicles) may also be included in advertisements and material furnished to present and prospective investors.

    Information used in advertisements and in materials furnished to present or prospective shareholders may include statistics, data and performance studies prepared by independent organizations or included in various publications reflecting the investment performance or return achieved by various classes and types of investments (e.g. common stocks, small company stocks, long-term corporate bonds, long-term government bonds, intermediate-term government bonds, U.S. Treasury bills) over various periods of time. This information may be used to illustrate the benefits of long-term investments in common stocks. Information about the portfolio allocation, portfolio turnover and holdings of the Portfolio may be included in advertisements and other material furnished to present and prospective shareholders.

    Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

    -- cost associated with aging parents;
    -- funding a college education (including its actual and estimated cost); -- health care expenses (including actual and projected expenses);
    -- long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
    -- retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

    Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in equity securities. Such information may describe: the potential for growth; the performance of equities as compared to other investment vehicles; and the value of investing as early as possible and regularly, as well as staying invested. The benefits of investing in equity securities by means of a mutual fund may also be included (such benefits may include diversification, professional management and the variety of equity mutual fund products).

    Information in advertisements and material furnished to present and prospective investors may include profiles of different types of investors (i.e., investors with different goals and assets) and different investment strategies for meeting specific financial goals. Such information may provide hypothetical illustrations which include: results of various investment strategies; performance of an investment in the Fund over various time periods; and results of diversifying assets among several investments with varying performance. Information in advertisements and material furnished to present and prospective investors may also include quotations (including editorial comments) and statistics concerning investing in securities, as well as investing in particular types of securities and the performance of such securities.

    The Trust (or Principal Underwriter) may provide investors with information on global investing, which may include descriptions, comparisons, charts and/or illustrations of foreign and domestic equity market capitalizations; returns obtained by foreign and domestic securities; and the effects of globally diversifying an investment portfolio (including volatility analysis and performance information). Such information may be provided for a variety of countries over varying time periods.

    The Trust (or Principal Underwriter) may provide information about Eaton Vance, its affiliates and other investment advisers to the funds in the Eaton Vance Family of Funds in sales material or advertisements provided to investors or prospective investors. Such material or advertisements may also provide information on the use of investment professionals by such investors.

                                    TAXES


    Each series of the Trust is treated as a separate entity for accounting and tax purposes. The Fund has elected to be treated, has qualified and intends to continue to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its ordinary income and net income in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid any federal income or excise tax. The Fund qualified as a RIC under the Code for its taxable year ended December 31, 1997. Because the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements.

    Under current law, provided that the Fund qualifies as a RIC and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.


    Certain foreign exchange gains and losses realized by the Portfolio and allocated to the Fund in connection with the Portfolio's investments in foreign securities and foreign currency related options, futures or forward contracts or foreign currency may be treated as ordinary income and losses under special tax rules. Certain options, futures or forward contracts of the Portfolio may be required to be marked to market (i.e., treated as if closed out) on the last day of each taxable year, and any gain or loss realized with respect to these contracts may be required to be treated as 60% long-term and 40% short-term gain or loss or, in the case of certain contracts relating to foreign currency, as ordinary income or loss. Positions of the Portfolio in securities and offsetting options, futures or forward contracts may be treated as "straddles" which are subject to tax rules that may cause deferral of Portfolio losses, adjustments on the holding periods of Portfolio securities, and other changes in the short-term or long-term characterization of capital gains or losses, the effect of which may be to change the amount, timing and character of the Fund's distributions to shareholders. Certain uses of foreign currency and foreign currency derivatives such as options, futures, forward contracts and swaps and investment by the Portfolio in certain "passive foreign investment companies" may be limited or a tax election may be made, if available, in order to preserve the Fund's qualification as a RIC or avoid imposition of a tax on the Fund.

    The Portfolio anticipates that it will be subject to foreign taxes on its income (including, in some cases, capital gains) from foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the Fund's total assets, taking into account its allocable share of the Portfolio's total assets, at the close of any taxable year of the Fund consists of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service (the "IRS") pursuant to which shareholders of the Fund will be required to (i) include in ordinary gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Portfolio and allocated to the Fund even though not actually received, and (ii) treat such respective pro rata portions as foreign income taxes paid by them. Shareholders may then deduct such pro rata portions of foreign income taxes in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their U.S. income taxes. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes deemed paid by the Fund, although such shareholders will be required to include their shares of such taxes in gross income. Shareholders who claim a foreign tax credit for such foreign taxes may be required to treat a portion of dividends received from the Fund as separate category income for purposes of computing the limitations on the foreign tax credit. Tax-exempt shareholders will ordinarily not benefit from this election. Each year that the Fund files the election described above, its shareholders will be notified of the amount of (i) each shareholder's pro rata share of foreign income taxes paid by the Portfolio and allocated to the Fund and (ii) the portion of Fund dividends which represents income from each foreign country. If the Fund does not make this election, it may deduct its allocated share of such taxes in computing its investment company taxable income.


    Any loss realized upon the redemption or exchange of shares of the Fund with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains with respect to such shares. All or a portion of a loss realized upon a taxable disposition of Fund shares may be disallowed under "wash sale" rules if other Fund shares are purchased (whether through reinvestment of dividends or otherwise) within 30 days before or after the disposition. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.


    Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the IRS, as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges) at a rate of 31%. An individual's TIN is generally his or her social security number.


                            PRINCIPAL UNDERWRITER

    The Trust has authorized the Principal Underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the Principal Underwriter. For the amount paid by the Trust to the Principal Underwriter for acting as repurchase agent for Class B shares, see Appendix B.


    CLASS A SHARES. Class A shares of the Fund may be continuously purchased at the public offering price through Authorized Firms which have agreements with the Principal Underwriter. The Trust reserves the right to suspend or limit the offering of its shares to the public at any time. The public offering price is the net asset value next computed after receipt of the order, plus, where applicable, a variable percentage (sales charge) depending upon the amount of purchase as indicated by the sales charge table set forth in the Prospectus. Such table is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the Principal Underwriter, made at a single time by (i) an individual, or an individual, his spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase.

    Subject to the applicable provisions of the 1940 Act, the Trust may issue Class A shares at net asset value in the event that an investment company (whether a regulated or private investment company or a personal holding company) is merged or consolidated with or acquired by the Class. Normally no sales charges will be paid in connection with an exchange of Class A shares for the assets of such investment company. Class A shares may be sold at net asset value to any officer, director, trustee, general partner or employee of the Trust, the Portfolio or any investment company for which Eaton Vance or BMR acts as investment adviser, any investment advisory, agency, custodial or trust account managed or administered by Eaton Vance or by any parent, subsidiary or other affiliate of Eaton Vance, or any officer, director or employee of any parent, subsidiary or other affiliate of Eaton Vance. The terms "officer," "director," "trustee," "general partner" or "employee" as used in this paragraph include any such person's spouse and minor children, and also retired officers, directors, trustees, general partners and employees and their spouses and minor children. Class A shares may also be sold at net asset value to registered representatives and employees of Authorized Firms and to the spouses and children under the age of 21 and beneficial accounts of such persons.

    The Principal Underwriter acts as principal in selling Class A shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising are borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Principal Underwriter distributes Class A shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Principal Underwriter allows Authorized Firms discounts from the applicable public offering price which are alike for all Authorized Firms. The Principal Underwriter may allow, upon notice to all Authorized Firms with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

    CLASS B SHARES. Under the Distribution Agreement, the Principal Underwriter acts as principal in selling Class B shares. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising is borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its Class B shares under federal and state securities laws are borne by the Fund. In addition, Class B makes payments to the Principal Underwriter pursuant to a Distribution Plan as described in the Prospectus; the provisions of the plan relating to such payments are included in the Distribution Agreement. The Distribution Agreement is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class B shares or on six months' notice by the Principal Underwriter and is automatically terminated upon assignment. The Principal Underwriter distributes Class B shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold.


                              DISTRIBUTION PLANS

    CLASS A SHARES. The Class A Plan remains in effect from year to year provided such continuance is approved at least annually by a vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan (the "Rule 12b-1 Trustees") and (ii) all of the Trustees then in office. The Plan may be terminated at any time by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of the outstanding Class A shares of the Fund. The Plan was approved by the Trustees, including the Rule 12b-1 Trustees, on June 23, 1997. The Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described therein without approval of the affected shareholders of Class A shares and the Trustees. So long as the Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Trustees have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

    The Plan is intended to compensate the Principal Underwriter for its distribution services to the Fund by paying the Principal Underwriter monthly distribution fees in connection with the sale of Class A shares. The quarterly service fee paid by the Class A shares under the Plan is intended to compensate the Principal Underwriter for its personal and account maintenance services and for the payment by the Principal Underwriter of service fees to Authorized Firms.

    CLASS B SHARES. The Class B Plan provides that the Fund will pay sales commissions and distribution fees to the Principal Underwriter only after and as a result of the sale of Class B shares of the Fund. On each sale of Fund shares (excluding reinvestment of distributions) the Fund will pay the Principal Underwriter amounts representing (i) sales commissions equal to 5% of the amount received by the Fund for each share sold and (ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of uncovered distribution charges (as described below) of the Principal Underwriter.

    The Plan provides that the Class will receive all CDSCs and will make no payments to the Principal Underwriter in respect of any day on which there are no outstanding uncovered distribution charges of the Principal Underwriter. CDSCs and accrued amounts will be paid by the Trust to the Principal Underwriter whenever there exist uncovered distribution charges.


    In calculating daily the amount of uncovered distribution charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the Principal Underwriter is entitled to be paid under the Plan since its inception. Payments theretofore paid or payable under the Plan by the Trust to the Principal Underwriter and CDSCs theretofore paid or payable to the Principal Underwriter less all amounts theretofore paid or payable to the Principal Underwriter by the Adviser in consideration of the former distribution efforts, will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of outstanding uncovered distribution charges with respect to such day. The amount of outstanding uncovered distribution charges of the Principal Underwriter calculated on any day does not constitute a liability recorded on the financial statements of the Fund.


    The amount of uncovered distribution charges of the Principal Underwriter at any particular time depends upon various changing factors, including the level and timing of sales of shares, the nature of such sales (i.e., whether they result from exchange transactions, reinvestments or from cash sales through Authorized Firms), the level and timing of redemptions of shares upon which a CDSC will be imposed, the level and timing of redemptions of shares upon which no CDSC will be imposed (including redemptions of shares pursuant to the exchange privilege which result in a reduction of uncovered distribution charges), changes in the level of the net assets of the Class, and changes in the interest rate used in the calculation of the distribution fee under the Plan.

    Currently, payments of sales commissions and distribution fees and of service fees may equal 1% of a Class' average daily net assets per annum. For actual payments made by the Fund and the outstanding uncovered distribution charges of the Principal Underwriter, see Appendix B. The Trust believes that the combined rate of all these payments may be higher than the rate of payments made under distribution plans adopted by other investment companies pursuant to Rule 12b-1. Although the Principal Underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of the Plan through an increase in the Fund's assets (thereby increasing the management fee payable to Eaton Vance by the Fund and the Administration fees payable to Eaton Vance by the Portfolio) resulting from sale of Fund shares and through the amounts paid to the Principal Underwriter, including CDSCs, pursuant to the Plan. The Eaton Vance organization may be considered to have realized a profit under the Plan if at any point in time the aggregate amounts theretofore received by the Principal Underwriter pursuant to the Plan, from the Adviser in consideration of the distribution efforts and from CDSCs have exceeded the total expenses theretofore incurred by such organization in distributing Class B shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Trust.

    The Plan continues in effect from year to year for so long as such continuance is approved at least annually by the vote of both a majority of
(i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Rule 12b-1 Trustees") and (ii) all of the Trustees then in office, and the Distribution Agreement contains a similar provision. The Plan and Distribution Agreement may be terminated at any time by vote of a majority of the Rule 12b-1 Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. The Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as the Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Plan was approved by the Trustees, including the Rule 12b-1 Trustees, on June 23, 1997.


    The Trustees of the Trust believe that the Plan will be a significant factor in the expected growth of the Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its Class B shareholders. Payments for sales commissions and distribution fees made to the Principal Underwriter under the Plans will compensate the Principal Underwriter for its services and expenses in distributing Class B shares of the Fund. Service fee payments made to the Principal Underwriter and Authorized Firms under the Plans provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the Principal Underwriter and Authorized Firms, the Plan is expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its Class B shareholders.


    Eaton Vance mutual funds are distributed by the Principal Underwriter both within the United States and offshore. The Principal Underwriter believes that an investment professional can provide valuable services to you to help you reach your investment goals. Meeting investment goals requires time, objectivity and investment savvy. Before making an investment recommendation, a representative can help you carefully consider your short- and long-term financial goals, your tolerance for investment risk, your investment time frame, and other investments you may already own. Your professional investment representatives are knowledgeable about financial markets, as well as the wide range of investment opportunities available. A representative can provide you with tailored financial advice and help you decide when to buy, sell or persevere with your investments.


                       PORTFOLIO SECURITY TRANSACTIONS

    Decisions concerning the execution of portfolio security transactions by the Portfolio, including the selection of the market and the broker-dealer firm, are made by the Adviser.

    The Adviser places the portfolio security transactions of the Portfolio and of certain other accounts managed by the Adviser for execution with many broker-dealer firms. The Adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous to the Portfolio and (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the Adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the general execution and operational capabilities of the broker-dealer, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the reputation, reliability, experience and financial condition of the broker-dealer, the value and quality of services rendered by the broker-dealer in other transactions, and the reasonableness of the commission or spread, if any. Transactions on stock exchanges and other agency transactions involve the payment by the Portfolio of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities usually involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received by the Portfolio usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid by the Portfolio includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although commissions paid on portfolio transactions will, in the judgment of the Adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Portfolio and the Adviser's other clients in part for providing brokerage and research services to the Adviser.

    As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Portfolio may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the Adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of the overall responsibilities which the Adviser and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, the Adviser will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

    It is a common practice in the investment advisory industry for the advisers of investment companies, institutions and other investors to receive research, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealers which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the Adviser may receive Research Services from broker-dealer firms with which the Adviser places the portfolio transactions of the Portfolio and from third parties with which these broker-dealers have arrangements. These Research Services may include such matters as general economic and market reviews, industry and company reviews, evaluations of securities and portfolio strategies and transactions, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the Adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the Adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Portfolio is not reduced because the Adviser receives such Research Services. The Adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient commissions to such firms to ensure the continued receipt of Research Services which the Adviser believes are useful or of value to it in rendering investment advisory services to its clients.

    Subject to the requirement that the Adviser shall use its best efforts to seek to execute portfolio security transactions of the Portfolio at advantageous prices and at reasonably competitive commission rates or spreads, the Adviser is authorized to consider as a factor in the selection of any broker-dealer firm with whom Portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by Eaton Vance. This policy is not inconsistent with a rule of the National Association of Securities Dealers, Inc. (the "NASD"), which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

    Securities considered as investments for the Portfolio may also be appropriate for other investment accounts managed by the Adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Portfolio and one or more of such other accounts simultaneously, the Adviser will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the Adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the Adviser's organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.


    For the fiscal years ended December 31, 1997, 1996 and 1995, the Portfolio paid brokerage commissions of $248,818, $129,070 and $28,313, respectively, with respect to portfolio security transactions. Of this amount, approximately $145,648, $116,154 and $23,739, respectively, was paid in respect of portfolio security transactions aggregating approximately $25,034,388, $16,622,828 and $3,720,149, respectively, to firms which provided some Research Services to the Adviser's organization (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities).


                              OTHER INFORMATION

    The Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts under a Declaration of Trust dated March 27, 1989, as amended. On July 21, 1992, the Trust changed its name from Eaton Vance Special Equities Fund to Eaton Vance Special Investment Trust. The Fund established multiple classes of shares on January 1, 1998. The operations of Class B reflect the operations of the Fund prior to such date. Class A is the successor to the operations of a separate series of the Trust. Eaton Vance, pursuant to its agreement with the Trust, controls the use of the words "Eaton Vance" and "EV" in the Trust's name and may use the words "Eaton Vance" or "EV" in other connections and for other purposes.

    The Declaration of Trust may be amended by the Trustees when authorized by a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the rights or interests of shareholders or if they deem it necessary to conform the Declaration to the requirements of applicable federal laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust of its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.


    Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of the Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. (The Declaration also contains provisions limiting the liability of a series or class to that series or class). Moreover, the Trust's By-laws also provide for indemnification out of the property of the Fund of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.


    As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholder's meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Trust's By-laws provide that no person shall serve a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communicating with shareholders about such a meeting.


    In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interests have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.


    The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.

    The Portfolio's Declaration of Trust provides that the Portfolio will terminate 120 days after the complete withdrawal of the Fund or any other investor in the Portfolio, unless either the remaining investors, by unanimous vote at a meeting of such investors, or a majority of the Trustees of the Portfolio, by written instrument consented to by all investors, agree to continue the business of the Portfolio. This provision is consistent with treatment of the Portfolio as a partnership for federal income tax purposes.


    In connection with telephone redemptions and exchanges, the Trust, the Principal Underwriter and the Transfer Agent generally will verify personal account information in order to determine that instructions communicated are genuine.

    The right to redeem can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the Commission, or during any emergency as determined by the Commission which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the Commission for the protection of investors.

                   INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

    Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts, are the independent certified public accountants of the Fund and the Portfolio, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Commission.

                             FINANCIAL STATEMENTS

    The audited financial statements of, and the independent auditors' reports for the Fund and the Portfolio, appear in the Fund's most recent annual report to shareholders which is incorporated by reference into this SAI. A copy of the Fund's annual report accompanies this SAI.

    Registrant incorporates by reference the audited financial information for the Fund and the Portfolio for the fiscal year ended December 31, 1997, as previously filed electronically with the Commission (Accession No. 0000950109-98-001865).

                          APPENDIX A: CLASS A SHARES

                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment in shares of $1,000. Total return for the period prior to January 1, 1998 reflects the total return of the predecessor to Class
A. Total return prior to December 8, 1994 reflects the total return of Class B, adjusted to reflect the Class A sales charge. The Class B total return has not been adjusted reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made the Class A total return would be different. The Value of Initial Investment reflects the deduction of the maximum sales charge of 5.75%. Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Two asterisks (**) indicates subsidized expenses. Return would have been lower without subsidies.

                          VALUE OF $1,000 INVESTMENT


                                                                                TOTAL RETURN                  TOTAL RETURN
                                                                              EXCLUDING MAXIMUM             INCLUDING MAXIMUM
                                              VALUE OF       VALUE OF            SALES CHARGE                  SALES CHARGE
        INVESTMENT           INVESTMENT       INITIAL       INVESTMENT   ----------------------------  ----------------------------
          PERIOD                DATE         INVESTMENT    ON 12/31/97    CUMULATIVE     ANNUALIZED     CUMULATIVE     ANNUALIZED
          ------               ------         -------         ------     -------------  -------------  -------------  -------------
Life of the Fund**            11/30/94*       $942.51       $1,200.38       27.36%          8.14%         20.04%          6.09%
1 Year Ended
  12/31/97**                  12/31/96        $942.42       $  912.04       (3.18)%       (3.18)%         (8.80)%       (8.80)%

* Predecessor Fund commenced operations on November 30, 1994.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As of March 31, 1998, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding Class A shares of the Fund. As of March 31, 1998, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL 32246 was the record owner of approximately 9.4% of the outstanding Class A shares which were held on behalf of its customers who are beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. In addition, as of the same date, the Profit Sharing Retirement Plan and the Savings Plan and Trust of Eaton Vance were the record owners of 20.8% and 6.0%, respectively, of the Class A shares of the Fund. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding Class A shares as of such date.

                          APPENDIX B: CLASS B SHARES

                              FEES AND EXPENSES

MANAGER
    As of December 31, 1997, the Fund had net assets of $9,074,209. For the fiscal year ended December 31, 1997, Eaton Vance earned management fees of $24,909 (equivalent to 0.25% of the fund's average daily net assets for such year). For the fiscal year ended December 31, 1996, absent a fee reduction, Eaton Vance would have earned management fees of $10,732 (equivalent to 0.25% of the Fund's average daily net assets for such year). To enhance the net income of the Fund, Eaton Vance made a reduction of the full amount of its management fee and Eaton Vance was allocated a portion of expenses related to the operation of the Fund in the amount of $7,616. For the fiscal year ended December 31, 1995, Eaton Vance earned management fees of $2,604 (equivalent to 0.25% of the Fund's average daily net assets for such year.) To enhance the net income of the Fund, Eaton Vance was allocated expenses in the amount of $27,937.

DISTRIBUTION PLAN
    During the fiscal year ended December 31, 1997, the Principal Underwriter paid to Authorized Firms sales commissions of $130,131 on sales of Fund shares. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $74,541 and the Principal Underwriter received approximately $26,000 in CDSCs imposed on early redeeming shareholders. These sales commissions and CDSC payments reduced uncovered distribution charges under the Plan. As at December 31, 1997, the outstanding uncovered distribution charges of the Principal Underwriter calculated under the Plan amounted to approximately $315,000. During the fiscal year ended December 31, 1997, the Fund made service fee payments under the Plan aggregating $14,656, of which $14,626 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended December 31, 1997, the Fund paid the Principal Underwriter $322.50 for repurchase transactions handled by the Principal Underwriter.


                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in Class B shares for the periods shown in the table. Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Information presented with two asterisks(**) includes the effect of subsidizing expenses. Return would have been lower without subsidies.

                         VALUE OF A $1,000 INVESTMENT


                                                VALUE OF        VALUE OF
                                               INVESTMENT      INVESTMENT       TOTAL RETURN BEFORE          TOTAL RETURN AFTER
                                             DEDUCTING THE   DEDUCTING THE         DEDUCTING THE               DEDUCING THE
                                                MAXIMUM         MAXIMUM            MAXIMUM CDSC               MAXIMUM CDSC**
  INVESTMENT      INVESTMENT    AMOUNT OF         CDSC            CDSC       -------------------------    -------------------------
    PERIOD           DATE       INVESTMENT    ON 12/31/97     ON 12/31/97     CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
  ----------      ----------    ----------   -------------   -------------    ----------    ----------    ----------    ----------
Life of the
 Fund**           11/30/94*       $1,000       $1,245.11       $1,215.11        21.51%         7.35%        21.51%         6.51%
1 Year Ended
 12/31/97**       12/31/96        $1,000       $  965.16       $  918.34        (3.48)%      (3.48)%        (8.17)%      (8.17)%

* Fund commenced operations on November 30, 1994.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As of March 31, 1998, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding Class B shares of the Fund. As of March 31, 1998, Merrill, Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL 32246 was the record owner of approximately 24.6% of the outstanding Class B shares which were held on behalf of its customers who are beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding Class B shares as of such date.

[LOGO]                Investing
EATON VANCE           for the
=================     21st
     Mutual Funds     Century


-------------------------------------------------------------------------------

EATON VANCE
EMERGING MARKETS FUND




STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 1998




-------------------------------------------------------------------------------

SPONSOR AND MANAGER OF EATON VANCE EMERGING MARKETS FUND
Administrator of Emerging Markets Portfolio
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

ADVISER OF EMERGING MARKETS PORTFOLIO
Lloyd George Investment Management (Bermuda) Limited, 3808 One Exchange Square, Central, Hong Kong

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116

TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122

INDEPENDENT ACCOUNTANTS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110


                                                                           EMSAI

                                     PART B
          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION


                                                        STATEMENT OF
                                                        ADDITIONAL INFORMATION
                                                        May 1, 1998


                        EATON VANCE GREATER INDIA FUND
                              24 Federal Street
                         Boston, Massachusetts 02110
                                (800) 225-6265

    This Statement of Additional Information provides general information about Eaton Vance Greater India Fund (the "Fund") and South Asia Portfolio (the "Portfolio"). This Statement of Additional Information is sometimes referred to herein as the "SAI".

--------------------------------------------------------------------------------
                              TABLE OF CONTENTS

                                                                            Page
Additional Information about Investment Policies ..........................    1
Investment Restrictions ...................................................    3
Trustees and Officers .....................................................    5
Management of the Fund and the Portfolio ..................................    7
Custodian .................................................................   10
Services for Accumulation -- Class A Shares ...............................   11
Service for Withdrawal ....................................................   11
Determination of Net Asset Value ..........................................   11
Investment Performance ....................................................   12
Taxes .....................................................................   13
Principal Underwriter .....................................................   14
Distribution Plans ........................................................   15
Portfolio Security Transactions ...........................................   17
Other Information .........................................................   19
Independent Certified Public Accountants ..................................   20
Financial Statements ......................................................   20
Appendix A -- Class A Shares ..............................................  a-1
Appendix B -- Class B Shares ..............................................  b-1
Appendix C -- Country Information .........................................  c-1
--------------------------------------------------------------------------------

    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED MAY 1, 1998, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).

    This SAI provides information about the Fund and the Portfolio. Capitalized terms used in this SAI and not otherwise defined have the meanings given them in the Prospectus. The Fund is subject to the same investment policies as those of the Portfolio. The Fund currently seeks to achieve its objective by investing in the Portfolio.


               ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES
FOREIGN INVESTMENTS. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.


FOREIGN CURRENCY TRANSACTIONS. The value of the assets of the Portfolio as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. The Portfolio may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into swaps, forward contracts, options or futures on currency.

    When the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Portfolio anticipates the receipt in a foreign currency of dividend or interest payments on such a security which it holds, the Portfolio may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held by the Portfolio denominated in such foreign currency. The Portfolio may engage in cross-hedging by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the Adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency).

OTHER INVESTMENT COMPANIES. The Portfolio reserves the right to invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies unaffiliated with the Adviser or the Manager that have the characteristics of closed-end investment companies. The Portfolio will indirectly bear its proportionate share of any management fees paid by investment companies in which it invests in addition to the advisory fee paid by the Portfolio. The value of closed-end investment company securities, which are usually traded on an exchange, is affected by demand for the securities themselves, independent of the demand for the underlying portfolio assets and, accordingly, such securities can trade at a discount from their net asset values.

RISKS ASSOCIATED WITH DERIVATIVE INSTRUMENTS. Entering into a derivative instrument involves a risk that the applicable market will move against the Portfolio's position and that the Portfolio will incur a loss. For derivative instruments other than purchased options, this loss may exceed the amount of the initial investment made or the premium received by the Portfolio. Derivative instruments may sometimes increase or leverage the Portfolio's exposure to a particular market risk. Leverage enhances the Portfolio's exposure to the price volatility of derivative instruments it holds. The Portfolio's success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and the Portfolio assets. Over-the-counter ("OTC") derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Portfolio from closing out positions and limiting its losses. The staff of the Commission takes the position that certain OTC options, and assets used as cover for written OTC options, are subject to the Portfolio's 15% limit on illiquid investments. The Portfolio's ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code, limit the extent to which the Portfolio may purchase and sell derivative instruments. The Portfolio will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the Fund as a regulated investment company for federal income tax purposes. See "Taxes."

LIMITATIONS ON FUTURES CONTRACTS AND OPTIONS. The Portfolio will only write a put option on a security which it intends to ultimately acquire for its portfolio. The Portfolio does not intend to purchase any options if after such transaction more than 5% of its net assets, as measured by the aggregate of all premiums paid for all such options held by the Portfolio, would be so invested. The Portfolio may enter into futures contracts, and options on futures contracts, traded on a foreign exchange, only if the Adviser determines that trading on each such foreign exchange does not subject the Portfolio to risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on United States CFTC-regulated exchanges.


    To the extent that the Portfolio enters into futures contracts, options on futures contracts and options on foreign currencies traded on an exchange regulated by the Commodity Futures Trading Commission ("CFTC"), in each case that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the liquidation value of the Portfolio's investments, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into.


REPURCHASE AGREEMENTS. Under a repurchase agreement the Portfolio buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price. At no time will the Portfolio commit more than 15% of its net assets to repurchase agreements which mature in more than seven days and other illiquid securities. The Portfolio's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement, and will be marked to market daily. In the event of the bankruptcy of the other party to a repurchase agreement, the Portfolio might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Portfolio purchased may have decreased, the Portfolio could experience a loss.


REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Portfolio expects that it will enter into reverse repurchase agreements when it is able to invest the cash so acquired at a rate higher than the cost of the agreement, which would increase the income earned by the Portfolio. The Portfolio could also enter into reverse repurchase agreements as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets.

    When the Portfolio enters into a reverse repurchase agreement, anyfluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio's assets. As a result, such transactions may increase fluctuations in the market value of the Portfolio's assets. While there is a risk that large fluctuations in the market value of the Portfolio's assets could affect the Portfolio's net asset value, this risk is not significantly increased by entering into reverse repurchase agreements, in the opinion of the Adviser. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Portfolio reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Portfolio's yield.

ASSET COVERAGE REQUIREMENTS. Transactions involving reverse repurchase agreements, currency swaps, forward contracts or futures contracts and options (other than options that the Portfolio has purchased) expose the Portfolio to an obligation to another party. The Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, swaps, or other options, futures contracts or forward contracts, or (2) cash or liquid securities (such as readily marketable common stock and money market instruments) with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. (Only the net obligation of a swap will be covered.) The Portfolio will comply with Commission guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount. The securities in the segregated account will be marked to market daily.

    Assets used as cover or held in a segregated account maintained by the Portfolio's custodian cannot be sold while the position requiring coverage or segregation is outstanding unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Portfolio's assets to segregated accounts or to cover could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.


PORTFOLIO TURNOVER. The Portfolio cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate could occur, for example, if all the securities in the portfolio were replaced once in a period of one year. A high turnover rate (100% or more) necessarily involves greater expenses to the Portfolio. The Portfolio engages in portfolio trading (including short-term trading) if it believes that a transaction including all costs will help in achieving its investment objective either by increasing income or by enhancing the Portfolio's net asset value. Short-term trading may be advisable in light of a change in circumstances of a particular company or within a particular industry, or in light of general market, economic or political conditions. High portfolio turnover may also result in the realization of substantial net short-term capital gains. For the fiscal years ended December 31, 1997 and December 31, 1996, the Portfolio's turnover rate was 48% and 46%, respectively.


LENDING PORTFOLIO SECURITIES. The Portfolio may seek to increase its income by lending portfolio securities to broker-dealers or other institutional borrowers. Under present regulatory policies of the Commission, such loans are required to be secured continuously by collateral in cash, cash equivalents or U.S. Government securities held by the Portfolio's custodian and maintained on a current basis at an amount at least equal to market value of the securities loaned, which will be marked to market daily. Cash equivalents include certificates of deposit, commercial paper and other short-term money market instruments. The financial condition of the borrower will be monitored by the Adviser on an ongoing basis. The Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive a fee, or all or a portion of the interest on investment of the collateral. The Portfolio would have the right to call a loan and obtain the securities loaned at any time on up to five business days' notice. The Portfolio would not have the right to vote any securities having voting rights during the existence of a loan, but could call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. If the Adviser decides to make securities loans, it is intended that the value of the securities loaned would not exceed one-third of the Portfolio's total assets. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. However, the loans will be made only to organizations deemed by the Adviser to be sufficiently creditworthy and when, in the judgment of the Adviser, the consideration which can be earned from securities loans of this type, net of administrative expenses and any finders fees, justifies the attendant risk.

                           INVESTMENT RESTRICTIONS

    The Fund and the Portfolio have each adopted the following investment restrictions which may not be changed without the approval by the holders of a majority of the outstanding voting securities of the Fund or the Portfolio, as the case may be, which as used in this SAI means the lesser of (a) 67% or more of the outstanding voting securities of the Fund or the Portfolio, as the case may be, present or represented by proxy at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund or the Portfolio are present or represented at the meeting or (b) more than 50% of the outstanding voting securities of the Fund or the Portfolio. Neither the Fund nor the Portfolio may:

    (1) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940.

    (2) Purchase any securities on margin (but the Fund and the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).

    (3) Underwrite securities of other issuers.

    (4) Invest in real estate including interests in real estate limited partnerships (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate) or in commodities or commodity contracts for the purchase or sale of physical commodities.

    (5) Make loans to any person except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities.

    (6) With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies.

    (7) Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to 25% of the value of its assets may be invested in securities of companies in any one industry (although more than 25% may be invested in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities).

    Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest its assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund. Notwithstanding the investment policies and restrictions of the Portfolio, the Portfolio may invest part of its assets in another investment company consistent with the 1940 Act.


    For as long as a feeder fund of the Portfolio has registered shares in Hong Kong, the Portfolio may not (i) invest more than 10% of its net assets in the securities of any one issuer or, purchase more than 10% of any class of security of any one issuer, provided, however, up to 30% of the Portfolio's net asset value may be invested in Government and public securities of the same issue; and the Portfolio may invest all of its assets in Government and other public securities in at least six different issues, (ii) invest more than 15% of net assets in securities which are not listed or quoted on any stock exchange, over-the-counter market or other organized securities market that is open to the international public and on which such securities are regularly traded (a "Market"), (iii) invest more than 15% of net assets in warrants and options for non-hedging purposes, (iv) write call options on Portfolio investments exceeding 25% of its total net asset value in terms of exercise price, (v) enter into futures contracts on an unhedged basis where the net total aggregate value of contract prices, whether payable by or to the Portfolio under all outstanding futures contracts, together with the aggregate value of holdings under (vi) below exceeds 20% of the net asset value of the Portfolio, (vi) invest in physical commodities (including gold, silver, platinum or other bullion) and commodity based investments (other than shares in companies engaged in producing, processing or trading in commodities) which value together with the net aggregate value of the holdings described in (v) above, exceeds 20% of the Portfolio's net asset value, (vii) purchase shares of other investment companies exceeding 10% of net assets. In addition, the investment objective of any scheme in which the Portfolio invests must not be to invest in investments prohibited by this undertaking and where the scheme's investment objective is to invest primarily in investments which are restricted by this undertaking, such holdings must not be in contravention of the relevant limitation, (viii) borrow more than 25% of its net assets (provided that for the purposes of this paragraph, back to back loans are not to be categorized as borrowings), (ix) write uncovered options, (x) invest in real estate (including options, rights or interests therein but excluding shares in real estate companies), (xi) assume, guarantee, endorse or otherwise become directly or contingently liable for, or in connection with, any obligation or indebtedness of any person in respect of borrowed money without the prior written consent of the custodian of the Portfolio, (xii) engage in short sales involving a liability to deliver securities exceeding 10% of its net assets provided that any security which the Portfolio does sell short must be actively traded on a market, (xiii) subject to paragraph (v) above, purchase an investment with unlimited liability or (xiv) purchase any nil or partly-paid securities unless any call thereon could be met in full out of cash or near cash held by it in the amount of which has not already been taken into account for the purposes of (ix) above.


    The Fund and the Portfolio have each adopted the following investment policies which may be changed without shareholder or investor approval. Neither the Fund nor the Portfolio may invest more than 15% of its net assets in investments which are not readily marketable, including restricted securities and repurchase agreements with a maturity longer than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust or the Portfolio, or its delegate, determines to be liquid. Neither the Fund nor the Portfolio will purchase warrants if, as a result of such purchase, more than 5% of the Portfolio's or the Fund's net assets, as the case may be (taken at current value), would be invested in warrants, and the value of such warrants which are not listed on the New York or American Stock Exchange may not exceed 2% of the Portfolio's or the Fund's net assets; this policy does not apply to or restrict warrants acquired by the Portfolio or the Fund in units or attached to securities, inasmuch as such warrants are deemed to be without value. Neither the Fund nor the Portfolio will purchase any securities if at the time of such purchase, permitted borrowings under investment restriction (1) above exceed 5% of the value of the Portfolio's or the Fund's total assets, as the case may be. Neither the Fund nor the Portfolio will purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust or is a member, officer, director or trustee of any investment adviser of the Trust or the Portfolio if after the purchase of the securities of such issuer by the Fund or the Portfolio one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities or both (all taken at market value) of such issuer and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities or both (all taken at market value).


    Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the Fund's or the Portfolio's acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances, or any subsequent rating change below investment grade made by a rating service, will not compel the Fund or the Portfolio, as the case may be, to dispose of such security or other asset. Notwithstanding the foregoing, under normal market conditions the Fund and the Portfolio must take actions necessary to comply with the policy of investing at least 65% of total assets in Greater India investments. Moreover, the Fund and Portfolio must always be in compliance with the borrowing policies set forth above and may not hold more than 15% of net assets in illiquid securities.


    Although permissible under the Fund's investment restrictions, the Fund has no present intention during the coming fiscal year to: borrow money; pledge its assets; underwrite securities issued by other persons; or make loans to other persons.

                            TRUSTEES AND OFFICERS

    The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is 24 Federal Street, Boston, Massachusetts 02110, which is also the address of the Fund's sponsor and manager, Eaton Vance, of Eaton Vance's wholly-owned subsidiary, Boston Management and Research ("BMR"), of Eaton Vance's parent, Eaton Vance Corp. ("EVC"), and of Eaton Vance's trustee, Eaton Vance, Inc. ("EV"). Eaton Vance and EV are both wholly-owned subsidiaries of EVC. The business address of the Adviser is 3808 One Exchange Square, Central, Hong Kong. Those Trustees who are "interested persons" of the Trust or the Portfolio as defined in the 1940 Act by virtue of their affiliation with the Adviser, Eaton Vance, BMR, EVC or EV, are indicated by an asterisk (*).

                   TRUSTEES OF THE TRUST AND THE PORTFOLIO


JAMES B. HAWKES (56), President of the Trust, Vice President of the Portfolio and Trustee*
Chairman, President and Chief Executive Officer of Eaton Vance, BMR, EVC and
  EV, and a Director of EVC and EV. Director or Trustee and officer of various investment companies managed by Eaton Vance or BMR. Director of LGM.

HON. ROBERT LLOYD GEORGE (45), President and Trustee of the Portfolio* Chairman and Chief Executive Officer of LGM and of the Adviser.
  Address: 3808 One Exchange Square, Central, Hong Kong


M. DOZIER GARDNER (64), Trustee of the Trust*
Vice Chairman of Eaton Vance, BMR, EVC and EV and a Director of EVC and EV.
  Director or Trustee and officer of various investment companies managed by Eaton Vance or BMR. Mr. Gardner was elected Trustee of the Trust on November 20, 1995.


EDWARD K.Y. CHEN (53), Trustee of the Portfolio
President of Lingnan College in Hong Kong. Professor and Director of Centre of
  Asian Studies at the University of Hong Kong from 1979-1995. Director of First Pacific Company, Asia Satellite Telecommunications Holdings Ltd. and a Board Member of the Mass Transit Railway Corporation. Member of the Executive Council of the Hong Kong Government from 1992-1997 and Chairman of the Consumer Council from 1991-1997.
Address: President's Office, Lingnan College, Tuen Mun, Hong Kong

DONALD R. DWIGHT (67), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company). Director or Trustee of various investment companies managed by Eaton Vance or BMR. Mr. Dwight was elected Trustee of the Portfolio on May 13, 1996.
Address: Clover Mill Lane, Lyme, New Hampshire 03768

SAMUEL L. HAYES, III (63), Trustee
Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate
  School of Business Administration; Trustee, Kubrick Funds (mutual funds). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Harvard University Graduate School of Business Administration,
  Soldiers Field Road, Boston, Massachusetts 02163

NORTON H. REAMER (62), Trustee
Chairman and Chief Executive Officer -- United Asset Management Corporation (a holding company owning institutional investment management firms); Chairman, President and Director, UAM Funds (mutual funds). Director or Trustee of various investment companies managed by Eaton Vance or BMR. Mr. Reamer was elected Trustee of the Portfolio on May 13, 1996.
Address: One International Place, Boston, Massachusetts 02110


JOHN L. THORNDIKE (71), Trustee of the Trust
Formerly Director of Fiduciary Company Incorporated. Director or Trustee of
  various investment companies managed by Eaton Vance or BMR.
Address: 175 Federal Street, Boston, Massachusetts 02110


JACK L. TREYNOR (68), Trustee of the Trust
Investment Adviser and Consultant. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 504 Via Almar, Palos Verdes Estates, California 90274


                   OFFICERS OF THE TRUST AND THE PORTFOLIO


SCOBIE DICKINSON WARD (32), Vice President, Assistant Secretary and Assistant Treasurer of the Portfolio
Director of LGM and Chief Investment Officer of the Adviser.
Address: 3808 One Exchange Square, Central, Hong Kong


WILLIAM WALTER RALEIGH KERR (47), Vice President and Assistant Treasurer of the Portfolio
Director, Finance Director and Chief Operating Officer of the Adviser.
  Director of LGM.
Address: 3808 One Exchange Square, Central, Hong Kong

EDWARD E. SMILEY, JR. (53), Vice President of the Trust
Vice President of Eaton Vance, BMR and EV since November 1, 1996; Senior
  Product Manager, Equity Management for TradeStreet Investment Associates, Inc., a wholly-owned subsidiary of Nations Bank (1992-1996). Mr. Smiley was elected Vice President of the Trust on October 18, 1996.


JAMES L. O'CONNOR (53), Vice President of the Portfolio and Treasurer Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.


ALAN R. DYNNER (57), Secretary
Vice President and Chief Legal Officer of BMR, Eaton Vance, EVC and EV since
  November 1, 1996. Previously, Mr. Dynner was a Partner of the law firm of Kirkpatrick & Lockhart LLP, New York and Washington, D.C., and was Executive Vice President of Neuberger & Berman Management, Inc., a mutual fund management company. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Dynner was elected Secretary of the Trust and the Portfolio on June 23, 1997.

JANET E. SANDERS (62), Assistant Treasurer of the Trust and Assistant
Secretary
Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (35), Assistant Secretary
Assistant Vice President of BMR, Eaton Vance and EV since March 1, 1994;
  employee of Eaton Vance since March 1993. State Regulations Supervisor, The Boston Company (1991-1993). Officer of various investment companies managed by Eaton Vance or BMR. Mr. Murphy was elected Assistant Secretary of the Trust on March 27, 1995 and of the Portfolio on May 29, 1995.

ERIC G. WOODBURY (40), Assistant Secretary
Vice President of BMR, Eaton Vance and EV since February 1993; formerly, associate attorney at Dechert, Price & Rhoads. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Woodbury was elected Assistant Secretary of the Trust on June 19, 1995 and of the Portfolio on May 29, 1995.


    Messrs. Hayes (Chairman), Reamer and Thorndike are members of the Special Committee of the Board of Trustees of the Trust and Messrs. Hayes, Dwight and Reamer, are members of the Special Committee of the Board of Trustees of the Portfolio. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Fund and the Portfolio, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance, the Adviser or its affiliates has any actual or potential conflict of interest with the Fund, the Portfolio or investors therein.


    The Nominating Committee of the Board of Trustees of the Trust and the Portfolio is comprised of four Trustees who are not "interested persons" as that term is defined under the 1940 Act ("noninterested Trustees"). The Committee has four-year staggered terms, with one member rotating off the Committee to be replaced by another noninterested Trustee. The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is independent of Eaton Vance, the Adviser or its affiliates.

    Messrs. Treynor and Dwight are members of the Audit Committee of the Board of Trustees of the Trust and Messrs. Hayes, Chen and Dwight are members of the Audit Committee of the Board of Trustees of the Portfolio. The Audit Committee's functions include making recommendations to the Trustees regarding the selection of the independent certified public accountants, and reviewing matters relative to trading and brokerage policies and practices, accounting and auditing practices and procedures, accounting records, internal accounting controls, and the functions performed by the custodian, transfer agent and dividend disbursing agent of the Trust and of the Portfolio.

    Trustees of the Portfolio (except Mr. Chen) who are not affiliated with the Adviser may elect to defer receipt of all or a percentage of their annual fees received from certain Eaton Vance sponsored funds in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees" Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Neither the Portfolio nor the Trust participates in the Trustees' Plan or has a retirement plan for its Trustees.


    The fees and expenses of the noninterested Trustees of the Trust and the Portfolio are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Trust or the Portfolio.) During the fiscal year ended December 31, 1997, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Trust, the Portfolio and the funds in the Eaton Vance fund complex(1):

                                             EDWARD        DONALD R.      SAMUEL L.      NORTON H.       JOHN L.        JACK L.
SOURCE OF COMPENSATION                     K.Y. CHEN        DWIGHT       HAYES, III       REAMER        THORNDIKE       TREYNOR
----------------------                     ---------        ------       ----------       ------        ---------       -------
Trust(2) ...............................    $  --         $  3,147       $  2,894        $  2,819      $  2,947        $  3,166
South Asia Portfolio ...................      5,000          1,437          1,773           1,604          --             --
Trust and Fund Complex .................     21,575        145,000(3)     155,000(4)      145,000       145,000(5)      150,000

------------
(1)As of May 1, 1998, the Eaton Vance Fund complex consists of 143 registered investment companies or series thereof.
(2)The Trust consisted of 7 Funds as of December 31, 1997.
(3)Includes $45,000 of deferred compensation.
(4)Includes $38,750 of deferred compensation.
(5)Includes $107,925 of deferred compensation.


                   MANAGEMENT OF THE FUND AND THE PORTFOLIO

    Eaton Vance acts as sponsor and manager of the Fund and the administrator of the Portfolio. The Portfolio has engaged Lloyd George Investment Management (Bermuda) Limited as its investment adviser.

THE ADVISER
    As investment adviser to the Portfolio, the Adviser manages the Portfolio's investments, subject to the supervision of the Board of Trustees of the Portfolio. The Adviser is also responsible for effecting all security transactions on behalf of the Portfolio, including the allocation of principal transactions and portfolio brokerage and the negotiation of commissions. See "Portfolio Security Transactions". Under the investment advisory agreement, the Adviser receives a monthly advisory fee computed by applying the annual asset rate applicable to that portion of the average daily net assets of the Portfolio throughout the month in each Category as indicated below:

                                                                    ANNUAL
    CATEGORY      AVERAGE DAILY NET ASSETS                        ASSET RATE
    ------------------------------------------------------------------------
       1          less than $500 million .......................    0.75%
       2          $500 million but less than $1 billion ........    0.70
       3          $1 billion but less than $1.5 billion ........    0.65
       4          $1.5 billion but less than $2 billion ........    0.60
       5          $2 billion but less than $3 billion ..........    0.55
       6          $3 billion and over ..........................    0.50


    As of December 31, 1997, the Portfolio had net assets of $84,174,749. For the fiscal years ended December 31, 1997, 1996 and 1995, the Adviser earned advisory fees of $817,285, $807,758 and $336,008, respectively, (equivalent to 0.75% of the Portfolio's average daily net assets for each such year).


    Eaton Vance is among the oldest mutual fund organizations in the country. As an experienced mutual fund provider, Eaton Vance has contributed to making the securities market more widely accessible to investors. Eaton Vance equity funds provide a way to take advantage of the potentially higher returns of individual stocks. Eaton Vance has a staff of more than 25 investment professionals specializing in security analysis and equity management.

    The Eaton Vance investment process stresses intensive fundamental research. Portfolios are built on a stock-by-stock basis and the process includes visits to companies under consideration. The process also focuses on well-managed companies with the following characteristics: strong underlying value or franchise; solid earnings growth; steady cash flow, strong balance sheet; innovative products or services; potential for sustained growth; seasoned, creative management; or ability to survive variable market conditions.

    By investing in diversified portfolios and employing prudent and professional management, Eaton Vance mutual funds can provide attractive return, while exposing shareholders to less risk than if they were to build investment portfolios on their own. Eaton Vance employs rigorous buy and sell disciplines. For instance, purchases are made with an eye to both relative and absolute growth rates and price/earnings ratios, and sales are made when a stock is fully valued, fundamentals deteriorate, management fails to execute its strategy, or more attractive alternatives are available.


    LGM specializes in providing investment management services with respect to equity securities of companies trading in Asian securities markets, and also those of emerging markets. LGM currently manages portfolios for both private clients and institutional investors seeking long-term capital growth and has advised Eaton Vance's international equity funds since 1992. LGM's core investment team consists of thirteen experienced investment professionals who have worked together over a number of years successfully managing client portfolios in non-U.S. stock markets. The team has a unique knowledge of, and experience with, Asian and emerging markets. LGM analysts cover Asia, the India subcontinent, Russia and Eastern Europe, Latin America, Australia and New Zealand from offices in Hong Kong, London and Mumbai. Together, Eaton Vance and Lloyd George manage over $26 billion in assets. LGM is ultimately controlled by the Hon. Robert Lloyd George, President and Trustee of the Portfolio and Chairman and Chief Executive Officer of the Adviser. LGM's only business is portfolio management. Eaton Vance's parent is a shareholder of LGM.


    The Adviser and LGM have adopted a conservative management style, providing a blend of Asian and multinational expertise with the most rigorous international standards of fundamental security analysis. Although focused primarily in Asia, the Adviser and LGM maintain a network of international contacts in order to monitor international economic and stock market trends and offer clients a global management service.


    The directors of the Adviser are the Honorable Robert Lloyd George, William Walter Raleigh Kerr, M.F. Tang, Scobie Dickinson Ward, Pamela Chan, Adaline Mang-Yee Ko, Peter Bubenzer and Judith Collis. The Hon. Robert Lloyd George is Chairman and Chief Executive Officer of the Adviser and Mr. Kerr is Chief Operating Officer of the Adviser. The business address of the first six individuals is 3808 One Exchange Square, Central, Hong Kong and of the last two is Cedar House, 41 Cedar Avenue, Hamilton HM12, Bermuda.


    Mr. Lloyd George was born in London in 1952 and educated at Eton College, where he was a King's Scholar, and at Oxford University. Prior to founding LGM, Mr. Lloyd George was Managing Director of Indosuez Asia Investment Services Ltd. In 1983 Mr. Lloyd George launched and managed the Henderson Japan Special Situations Trust. Prior to that he spent four years with the Fiduciary Trust Company of New York researching international securities, in the United States and Europe, for the United Nations Pension Fund.

    Eaton Vance and the Adviser follow a common investment philosophy, striving to identify companies with outstanding management and earnings growth potential by following a disciplined management style, adhering to the most rigorous international standards of fundamental security analysis, placing heavy emphasis on research, visiting every company owned, and closely monitoring political and economic developments.


    The Portfolio's investment advisory agreement with the Adviser remains in effect from year to year for so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty days' written notice by the Board of Trustees of either party or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that the Adviser may render services to others. The Agreement also provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the Agreement on the part of the Adviser, the Adviser shall not be liable to the Portfolio or to any shareholder for any act or omission in the course of or connected with rendering services or for any losses sustained in the purchase, holding or sale of any security.

MANAGER, SPONSOR AND ADMINISTRATOR
    Under Eaton Vance's management contract with the Fund and administration agreement with the Portfolio, Eaton Vance receives a monthly management fee from the Fund and a monthly administration fee from the Portfolio. Each fee is computed by applying the annual asset rate applicable to that portion of the average daily net assets of the Fund or the Portfolio throughout the month in each Category as indicated below:


                                                                    ANNUAL
    CATEGORY    AVERAGE DAILY NET ASSETS                          ASSET RATE
    ------------------------------------------------------------------------
         1        less than $500 million ........................  0.25%
         2        $500 million but less than $1 billion .........  0.23333
         3        $1 billion but less than $1.5 billion .........  0.21667
         4        $1.5 billion but less than $2 billion .........  0.20
         5        $2 billion but less than $3 billion ...........  0.18333
         6        $3 billion and over ...........................  0.16667


    As of December 31, 1997, the Portfolio had net assets of $84,174,749. For the fiscal years ended December 31, 1997, 1996 and 1995, Eaton Vance earned administration fees of $272,397, $269,055 and $112,256, respectively, (equivalent to 0.25% of the Portfolio's average daily net assets for each such year).

    For the management fees that the Fund paid to Eaton Vance, see Appendix B.


    Eaton Vance's management contract with the Fund and its administration agreement with the Portfolio each continue in effect from year to year for so long as such continuance is approved annually by the vote of a majority of the Trustees of the Trust or the Portfolio, as the case may be. Each agreement may be terminated at any time without penalty on sixty days' written notice by the Board of Trustees of either party thereto, or by a vote of a majority of the outstanding voting securities of the Fund or the Portfolio, as the case may be. Each agreement will terminate automatically in the event of its assignment. Each agreement provides that, in the absence of Eaton Vance's willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties to the Fund or the Portfolio under such contract or agreement, Eaton Vance will not be liable to the Fund or the Portfolio for any loss incurred.

    The Fund and the Portfolio, as the case may be, will each be responsible for all of its respective costs and expenses not expressly stated to be payable by the Adviser under the investment advisory agreement, by Eaton Vance under the management contract or the administration agreement, or by the Principal Underwriter under the distribution agreement. Such costs and expenses to be borne by each of the Fund or the Portfolio, as the case may be, include, without limitation: custody and transfer agency fees and expenses, including those incurred for determining net asset value and keeping accounting books and records; expenses of pricing and valuation services; the cost of share certificates; membership dues in investment company organizations; brokerage commissions and fees; fees and expenses of registering under the securities laws; expenses of reports to shareholders and investors; proxy statements, and other expenses of shareholders' or investors' meetings; insurance premiums, printing and mailing expenses; interest, taxes and corporate fees; legal and accounting expenses; compensation and expenses of Trustees not affiliated with Eaton Vance or the Adviser; distribution and service fees payable by each Class under its Rule 12b-1 distribution plan; and investment advisory, management and administration fees. The Fund and the Portfolio, as the case may be, will also each bear expenses incurred in connection with any litigation in which the Fund or the Portfolio, as the case may be, is a party and any legal obligation to indemnify its respective officers and Trustees with respect thereto, to the extent not covered by insurance.


    Eaton Vance and EV are both wholly-owned subsidiaries of EVC. BMR is a wholly-owned subsidiary of Eaton Vance. Eaton Vance and BMR are both Massachusetts business trusts, and EV is the trustee of Eaton Vance and BMR. The Directors of EV are M. Dozier Gardner, James B. Hawkes and Benjamin A. Rowland, Jr. The Directors of EVC consist of the same persons and John G.L. Cabot, John Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. Mr. Hawkes is chairman, president and chief executive officer and Mr. Gardner is vice chairman of EVC, Eaton Vance, BMR and EV. All of the issued and outstanding shares of Eaton Vance and of EV are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Gardner, Hawkes and Rowland and Alan R. Dynner, Thomas E. Faust, Jr., William M. Steul and Wharton P. Whitaker. The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance and BMR who are also officers or officers and Directors of EVC and EV. As of April 30, 1998, Messrs. Gardner and Hawkes each owned 24% of such voting trust receipts, Messrs. Rowland and Faust, owned 15% and 13%, respectively and Messrs. Dynner, Steul and Whitaker each owned 8%. Messrs. Gardner, Hawkes and Dynner, who are officers or Trustees of the Trust and the Portfolio, are members of the EVC, Eaton Vance, BMR and EV organizations. Messrs. Murphy, O'Connor, Smiley and Woodbury and Ms. Sanders are officers of the Trust and/or the Portfolio, and are also members of the Eaton Vance, BMR and EV organizations.


    Eaton Vance owns all the stock of Northeast Properties, Inc., which is engaged in real estate investment. EVC owns all the stock of Fulcrum Management, Inc. and MinVen, Inc., which are engaged in precious metal mining venture investment and management. EVC also owns approximately 21% of the Class A shares issued by LGM, the parent of the Adviser. EVC, Eaton Vance, BMR and EV may also enter into other businesses.

    EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including the custodian of the Fund and the Portfolio, IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.

                                  CUSTODIAN


    IBT acts as custodian for the Fund and the Portfolio. IBT has the custody of all cash and securities of the Fund and all securities of the Portfolio purchased in the United States, maintains the Fund's and the Portfolio's general ledger and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In such capacities IBT attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Fund's and the Portfolio's respective investments, receives and disburses all funds, and performs various other ministerial duties upon receipt of proper instructions from the Trust and the Portfolio, respectively. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the Commission.

    Portfolio securities, if any, purchased by the Portfolio in the U.S. are maintained in the custody of IBT or of other domestic banks or depositories. Portfolio securities purchased outside of the U.S. are maintained in the custody of foreign banks and trust companies that are members of IBT's Global Custody Network, or foreign depositories used by such foreign banks and trust companies. Each of the domestic and foreign custodial institutions holding portfolio securities has been approved by the Board of Trustees of the Portfolio in accordance with regulations under the 1940 Act.

                 SERVICES FOR ACCUMULATION -- CLASS A SHARES


    The following services are voluntary, involve no extra charge, other than the sales charge included in the offering price, and may be changed or discontinued without penalty at any time.


    Intended Quantity Investment -- Statement of Intention. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares and listed under "The Eaton Vance Exchange Privilege" in the Prospectus will be purchased within a 13-month period, a Statement of Intention should be signed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. The Statement authorizes the Transfer Agent to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. Execution of a Statement does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement, and should the amount actually purchased during the 13-month period be more or less than that indicated on the Statement, price adjustments will be made. Any investor considering signing a Statement of Intention should read it carefully.


    Right of Accumulation -- Cumulative Quantity Discount. The applicable sales charge level for the purchase of Class A shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of the shares the shareholder owns in his or her account(s) in the Fund and shares of other funds exchangeable for Class A shares. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level.

    For any such discount to be made available, at the time of purchase a purchaser or his or her Authorized Firm must provide the Principal Underwriter (in the case of a purchase made through an Authorized Firm) or the Transfer Agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

                            SERVICE FOR WITHDRAWAL

    The Transfer Agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, although they are a return of principal, may require the recognition of taxable gain or loss. Income dividends and capital gain distributions in connection with withdrawal accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the Transfer Agent or the Principal Underwriter will be able to terminate the withdrawal plan at any time without penalty.

                       DETERMINATION OF NET ASSET VALUE

    The Trustees of the Portfolio have established the following procedures for the fair valuation of the Portfolio's assets under normal market conditions. Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded or such System. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, the mean between the last bid and asked price. Futures positions on securities or currencies are generally valued at closing settlement prices. All other securities are valued at fair value as determined in good faith by or pursuant to procedures established by the Trustees. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service.


    Generally, trading in the foreign securities owned by the Portfolio is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Portfolio's shares are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Portfolio's net asset value (unless the Portfolio deems that such events would materially affect its net asset value, in which case an adjustment may be made and reflected in such computation). Foreign securities and currency held by the Portfolio will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations.


    Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the Exchange is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, that amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day. The Fund and Portfolio will be closed for business and will not price their shares on the following business holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                            INVESTMENT PERFORMANCE

    Average annual total return is determined separately for each Class of the Fund by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum sales charge from the initial $1,000 purchase order for Class A shares, (iii) a complete redemption of the investment and (iv) the deduction of any CDSC at the end of the period. For information concerning the total return of the Classes of the Fund, see Appendix A and Appendix B.

    Total return may be compared to relevant indices, such as the Consumer Price Index and various domestic and foreign securities indices. The Fund's total return and comparisons with these indices may be used in advertisements and in information furnished to present or prospective shareholders. The Fund's performance may differ from that of other investors in the Portfolio, including the other investment companies. In addition, evaluations of the Fund's performance or rankings of mutual funds (which include the Fund) made by independent sources may be used in advertisements and in information furnished to present or prospective shareholders. Information, charts and illustrations showing the effect of compounding interest or relating to inflation and taxes (including their effects on the dollar and the return on stocks and other investment vehicles) may also be included in advertisements and materials furnished to present and prospective investors.

    Information used in advertisements and in materials furnished to present or prospective shareholders may include statistics, data and performance studies prepared by independent organizations or included in various publications reflecting the investment performance or return achieved by various classes and types of investments (e.g. common stocks, small company stocks, long-term corporate bonds, long-term government bonds, intermediate-term government bonds, U.S. Treasury bills) over various periods of time. This information may be used to illustrate the benefits of long-term investments in common stocks. Information about the portfolio allocation, portfolio turnover and holdings of the Portfolio may be included in advertisements and other material furnished to present and prospective shareholders.

    Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

  --cost associated with aging parents;
  --funding a college education (including its actual and estimated cost); --health care expenses (including actual and projected expenses); --long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
  --retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

    Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in equity securities. Such information may describe: the potential for growth; the performance of equities as compared to other investment vehicles; and the value of investing as early as possible and regularly, as well as staying invested. The benefits of investing in equity securities by means of a mutual fund may also be included (such benefits may include diversification, professional management and the variety of equity mutual fund products).

    Information in advertisements and materials furnished to present and prospective investors may include profiles of different types of investors (i.e., investors with different goals and assets) and different investment strategies for meeting specific financial goals. Such information may provide hypothetical illustrations which include: results of various investment strategies; performance of an investment in the Fund over various time periods; and results of diversifying assets among several investments with varying performance. Information in advertisements and materials furnished to present and prospective investors may also include quotations (including editorial comments) and statistics concerning investing in securities, as well as investing in particular types of securities and the performance of such securities.

    The Trust (or Principal Underwriter) may provide investors with information on global investing, which may include descriptions, comparisons, charts and/ or illustrations of foreign and domestic equity market capitalizations;
returns obtained by foreign and domestic securities; and the effects of globally diversifying an investment portfolio (including volatility analysis and performance information). Such information may be provided for a variety of countries over varying time periods.

    The Trust (or Principal Underwriter) may provide information about Eaton Vance, its affiliates and other investment advisers to the funds in the Eaton Vance Family of Funds in sales material or advertisements provided to investors or prospective investors. Such material or advertisements may also provide information on the use of investment professionals by such investors.

                                    TAXES

    Each series of the Trust is treated as a separate entity for accounting and tax purposes. The Fund has elected to be treated, and intends to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its ordinary income and net income in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. The Fund qualified as a RIC under the Code for its taxable year ended December 31, 1997. Because the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements.

    Under current law, provided that the Fund qualifies as a RIC for federal income tax purposes and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.


    Certain foreign exchange gains and losses realized by the Portfolio and allocated to the Fund in connection with the Portfolio's investments in foreign securities and foreign currency related options, futures or forward contracts or foreign currency may be treated as ordinary income and losses under special tax rules. Certain options, futures or forward contracts of the Portfolio may be required to be marked to market (i.e., treated as if closed out) on the last day of each taxable year, and any gain or loss realized with respect to these contracts may be required to be treated as 60% long-term and 40% short-term gain or loss or, in the case of certain contracts relating to foreign currency, as ordinary income or loss. Positions of the Portfolio in securities and offsetting options, futures or forward contracts may be treated as "straddles" which are subject to tax rules that may cause deferral of Portfolio losses, adjustments in the holding periods of Portfolio securities, and other changes in the short-term or long-term characterization of capital gains or losses, the effect of which may be to change the amount, timing and character of the Fund's distributions to shareholders. Certain uses of foreign currency and foreign currency derivatives such as options, futures, forward contracts and swaps and investment by the Portfolio in certain "passive foreign investment companies" may be limited or a tax election may be made, if available, in order to preserve the Fund's qualification as a RIC or avoid imposition of a tax on the Fund.

    The Portfolio anticipates that it will be subject to foreign taxes on its income (including, in some cases, capital gains) from foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the Fund's total assets, taking into account its allocable share of the Portfolio's total assets, at the close of any taxable year of the Fund consists of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service (the "IRS") pursuant to which shareholders of the Fund will be required to (i) include in ordinary gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Portfolio and allocated to the Fund even though not actually received, and (ii) treat such respective pro rata portions as foreign income taxes paid by them. Shareholders may then deduct such pro rata portions of foreign income taxes in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their U.S. income taxes. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes deemed paid by the Fund, although such shareholders will be required to include their shares of such taxes in gross income. Shareholders who claim a foreign tax credit for such foreign taxes may be required to treat a portion of dividends received from the Fund as a separate category of income for purposes of computing the limitations on the foreign tax credit. Tax-exempt shareholders will ordinarily not benefit from this election. Each year that the Fund files the election described above, its shareholders will be notified of the amount of (i) each shareholder's pro rata share of foreign income taxes paid by the Portfolio and allocated to the Fund and (ii) the portion of Fund dividends which represents income from each foreign country. If the Fund does not make this election, it may deduct its allocated share of such taxes in computing its investment company taxable income.


    Any loss realized upon the redemption or exchange of shares of the Fund with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains with respect to such shares. All or a portion of a loss realized upon a taxable disposition of Fund shares may be disallowed under "wash sale" rules if other Fund shares are purchased (whether through reinvestment of dividends or otherwise) within 30 days before or after the disposition. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.


    Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the IRS, as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges) at a rate of 31%. An individual's TIN is generally his or her social security number.

                            PRINCIPAL UNDERWRITER


    The Trust has authorized the Principal Underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the Principal Underwriter. For the amount paid by the Trust to the Principal Underwriter for acting as repurchase agent for Class B shares, see Appendix B.


    CLASS A SHARES. Class A shares of the Fund may be continuously purchased at the public offering price through Authorized Firms which have agreements with the Principal Underwriter. The Trust reserves the right to suspend or limit the offering of its shares to the public at any time. The public offering price is the net asset value next computed after receipt of the order, plus, where applicable, a variable percentage (sales charge) depending upon the amount of purchase as indicated by the sales charge table set forth in the Prospectus. Such table is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the Principal Underwriter, made at a single time by (i) an individual, or an individual, his spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase.

    Subject to the applicable provisions of the 1940 Act, the Trust may issue Class A shares at net asset value in the event that an investment company (whether a regulated or private investment company or a personal holding company) is merged or consolidated with or acquired by the Class. Normally no sales charges will be paid in connection with an exchange of Class A shares for the assets of such investment company. Class A shares may be sold at net asset value to any officer, director, trustee, general partner or employee of the Trust, the Portfolio or any investment company for which Eaton Vance or BMR acts as investment adviser, any investment advisory, agency, custodial or trust account managed or administered by Eaton Vance or by any parent, subsidiary or other affiliate of Eaton Vance, or any officer, director or employee of any parent, subsidiary or other affiliate of Eaton Vance. The terms "officer," "director," "trustee," "general partner" or "employee" as used in this paragraph include any such person's spouse and minor children, and also retired officers, directors, trustees, general partners and employees and their spouses and minor children. Class A shares may also be sold at net asset value to registered representatives and employees of Authorized Firms and to the spouses and children under the age of 21 and beneficial accounts of such persons.

    The Principal Underwriter acts as principal in selling Class A shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising are borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Principal Underwriter distributes Class A shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Principal Underwriter allows Authorized Firms discounts from the applicable public offering price which are alike for all Authorized Firms. The Principal Underwriter may allow, upon notice to all Authorized Firms with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

    CLASS B SHARES. Under the Distribution Agreement, the Principal Underwriter acts as principal in selling Class B shares. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising is borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its Class B shares under federal and state securities laws are borne by the Fund. In addition, Class B makes payments to the Principal Underwriter pursuant to a Distribution Plan as described in the Prospectus; the provisions of the plan relating to such payments are included in the Distribution Agreement. The Distribution Agreement is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class B shares or on six months' notice by the Principal Underwriter and is automatically terminated upon assignment. The Principal Underwriter distributes Class B shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold.

                              DISTRIBUTION PLANS

    CLASS A SHARES. The Class A Plan remains in effect from year to year provided such continuance is approved at least annually by a vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan (the "Rule 12b-1 Trustees") and (ii) all of the Trustees then in office. The Plan may be terminated at any time by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of the outstanding Class A shares of the Fund. The Plan was approved by the Trustees, including the Rule 12b-1 Trustees, on June 23, 1997. The Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described therein without approval of the affected shareholders of Class A shares and the Trustees. So long as the Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Trustees have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.


    The Plan is intended to compensate the Principal Underwriter for its distribution services to the Fund by paying the Principal Underwriter monthly distribution fees in connection with the sale of Class A shares. The quarterly service fee paid by the Class A shares under the Plan is intended to compensate the Principal Underwriter for its personal and account maintenance services and for the payment by the Principal Underwriter of service fees to Authorized Firms.


    CLASS B SHARES. The Class B Plan provides that the Fund will pay sales commissions and distribution fees to the Principal Underwriter only after and as a result of the sale of Class B shares of the Fund. On each sale of Fund shares (excluding reinvestment of distributions) the Fund will pay the Principal Underwriter amounts representing (i) sales commissions equal to 5% of the amount received by the Fund for each share sold and (ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of uncovered distribution charges (as described below) of the Principal Underwriter.

    The Plan provides that the Class will receive all CDSCs and will make no payments to the Principal Underwriter in respect of any day on which there are no outstanding uncovered distribution charges of the Principal Underwriter. CDSCs and accrued amounts will be paid by the Trust to the Principal Underwriter whenever there exist uncovered distribution charges.


    In calculating daily the amount of uncovered distribution charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the Principal Underwriter is entitled to be paid under the Plan since its inception. Payments theretofore paid or payable under the Plan by the Trust to the Principal Underwriter and CDSCs theretofore paid or payable to the Principal Underwriter less all amounts theretofore paid or payable to the Principal Underwriter by the Adviser in consideration of the former's distribution efforts will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of outstanding uncovered distribution charges with respect to such day. The amount of outstanding uncovered distribution charges of the Principal Underwriter calculated on any day does not constitute a liability recorded on the financial statements of the Fund.


    The amount of uncovered distribution charges of the Principal Underwriter at any particular time depends upon various changing factors, including the level and timing of sales of shares, the nature of such sales (i.e., whether they result from exchange transactions, reinvestments or from cash sales through Authorized Firms), the level and timing of redemptions of shares upon which a CDSC will be imposed, the level and timing of redemptions of shares upon which no CDSC will be imposed (including redemptions of shares pursuant to the exchange privilege which result in a reduction of uncovered distribution charges), changes in the level of the net assets of the Class, and changes in the interest rate used in the calculation of the distribution fee under the Plan.

    Currently, payments of sales commissions and distribution fees and of service fees may equal 1% of a Class' average daily net assets per annum. For actual payments made by the Fund and the outstanding uncovered distribution charges of the Principal Underwriter, see Appendix B. The Trust believes that the combined rate of all these payments may be higher than the rate of payments made under distribution plans adopted by other investment companies pursuant to Rule 12b-1. Although the Principal Underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of the Plan through an increase in the Fund's assets (thereby increasing the management fee payable to Eaton Vance by the Fund and the administrative fees payable to Eaton Vance by the Portfolio) resulting from sale of Fund shares and through the amounts paid to the Principal Underwriter, including CDSCs, pursuant to the Plan. The Eaton Vance organization may be considered to have realized a profit under the Plan if at any point in time the aggregate amounts theretofore received by the Principal Underwriter pursuant to the Plan, from the Adviser in consideration of the distribution efforts and from CDSCs have exceeded the total expenses theretofore incurred by such organization in distributing Class B shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Trust.

    The Plan continues in effect from year to year for so long as such continuance is approved at least annually by the vote of both a majority of
(i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Rule 12b-1 Trustees") and (ii) all of the Trustees then in office, and the Distribution Agreement contains a similar provision. The Plan and Distribution Agreement may be terminated at any time by vote of a majority of the Rule 12b-1 Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. The Plan requires quarterly Trustee review of a written report of the amount expended under the Plans and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as the Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Plan was approved by the Trustees, including the Rule 12b-1 Trustees on June 23, 1997.


    The Trustees of the Trust believe that the Plan will be a significant factor in the growth of the Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its Class B shareholders. Payments for sales commissions and distribution fees made to the Principal Underwriter under the Plans will compensate the Principal Underwriter for its services and expenses in distributing Class B shares of the Fund. Service fee payments made to the Principal Underwriter and Authorized Firms under the Plans provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the Principal Underwriter and Authorized Firms, the Plan is expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its Class B shareholders.


    Eaton Vance mutual funds are distributed by the Principal Underwriter both within the United States and offshore. The Principal Underwriter believes that an investment professional can provide valuable services to you to help you reach your investment goals. Meeting investment goals requires time, objectivity and investment savvy. Before making an investment recommendation, a representative can help you carefully consider your short- and long-term financial goals, your tolerance for investment risk, your investment time frame, and other investments you may already own. Your professional investment representatives are knowledgeable about financial markets, as well as the wide range of investment opportunities available. A representative can provide you with tailored financial advice and help you decide when to buy, sell or persevere with your investments.


                       PORTFOLIO SECURITY TRANSACTIONS

    Decisions concerning the execution of portfolio security transactions by the Portfolio, including the selection of the market and the broker-dealer firm, are made by the Adviser.

    The Adviser places the portfolio security transactions of the Portfolio and of certain other accounts managed by the Adviser for execution with many broker-dealer firms. The Adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous to the Portfolio and (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the Adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the general execution and operational capabilities of the broker-dealer, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the reputation, reliability, experience and financial condition of the broker-dealer, the value and quality of services rendered by the broker-dealer in other transactions, and the reasonableness of the commission or spread, if any. Transactions on stock exchanges and other agency transactions involve the payment by the Portfolio of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities usually involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received by the Portfolio usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid by the Portfolio includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although commissions paid on portfolio transactions will, in the judgment of the Adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Portfolio and the Adviser's other clients in part for providing brokerage and research services to the Adviser.

    As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Portfolio may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the Adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of the overall responsibilities which the Adviser and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, the Adviser will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

    It is a common practice in the investment advisory industry for the advisers of investment companies, institutions and other investors to receive research, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealers which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the Adviser may receive Research Services from broker-dealer firms with which the Adviser places the portfolio transactions of the Portfolio and from third parties with which these broker-dealers have arrangements. These Research Services may include such matters as general economic and market reviews, industry and company reviews, evaluations of securities and portfolio strategies and transactions, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the Adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the Adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Portfolio is not reduced because the Adviser receives such Research Services. The Adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient commissions to such firms to ensure the continued receipt of Research Services which the Adviser believes are useful or of value to it in rendering investment advisory services to its clients.

    Subject to the requirement that the Adviser shall use its best efforts to seek to execute portfolio security transactions of the Portfolio at advantageous prices and at reasonably competitive commission rates or spreads, the Adviser is authorized to consider as a factor in the selection of any broker-dealer firm with whom Portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by Eaton Vance. This policy is not inconsistent with a rule of the National Association of Securities Dealers, Inc. (the "NASD"), which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

    Securities considered as investments for the portfolio may also be appropriate for other investment accounts managed by the Adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Portfolio and one or more of such other accounts simultaneously, the Adviser will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the Adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the Adviser's organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.


    For the fiscal years ended December 31, 1997, 1996 and 1995, the Portfolio paid brokerage commissions of $870,799, $886,617 and $135,247 respectively, with respect to portfolio security transactions. Of this amount, approximately $766,327, $625,933 and $105,300, respectively, was paid in respect of portfolio security transactions aggregating approximately $77,750,525, $63,550,449 and $10,639,332, respectively, to firms which provided some Research Services to the Adviser's organization (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities).


                              OTHER INFORMATION

    The Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts under a Declaration of Trust dated March 27, 1989, as amended. The Fund established multiple classes of shares on January 1, 1998. The operations of Class B reflect the operations of the Fund prior to such date. Class A is a successor to the operation of a separate series of the Trust. Eaton Vance, pursuant to its agreement with the Trust, controls the use of the words "Eaton Vance" and "EV" in the Trust's name and may use the words "Eaton Vance" or "EV" in other connections and for other purposes.

    The Trust's Declaration of Trust may be amended by the Trustees when authorized by a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the rights or interests of shareholders or if they deem it necessary to conform the Declaration to the requirements of applicable federal laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.


    Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of the Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. (The Declaration also contains provisions limiting the liability of a series or class to that series or class.) Moreover, the Trust's By-laws also provide for indemnification out of the property of the Fund of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.


    As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholder's meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Trust's By-laws provide that no person shall serve a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communicating with shareholders about such a meeting.

    In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interests have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

    The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.

    The Portfolio's Declaration of Trust provides that the Portfolio will terminate 120 days after the complete withdrawal of the Fund or any other investor in the Portfolio, unless either the remaining investors, by unanimous vote at a meeting of such investors, or a majority of the Trustees of the Portfolio, by written instrument consent to by all investors, agree to continue the business of the Portfolio. This provision is consistent with treatment of the Portfolio as a partnership for federal income tax purposes.


    In connection with telephone redemptions and exchanges, the Trust, the Principal Underwriter and the Transfer Agent generally will verify personal account information in order to determine that instructions communicated are genuine.


    The right to redeem can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the Commission, or during any emergency as determined by the Commission which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the Commission for the protection of investors.

                   INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

    Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts, are the independent certified public accountants of the Fund and the Portfolio, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Commission.

                             FINANCIAL STATEMENTS


    The audited financial statements of, and the independent auditors' reports for the Fund and the Portfolio, appear in the Fund's most recent annual report to shareholders which is incorporated by reference into this SAI. A copy of the Fund's annual report accompanies this SAI.

    Registrant incorporates by reference the audited financial information for the Fund and the Portfolio for the fiscal year ended December 31, 1997, as previously filed electronically with the Commission (Accession No. 0000950109-98-002344).

                          APPENDIX A: CLASS A SHARES


                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment in shares of $1,000. Total return for the period prior to January 1, 1998 reflects the total return of the predecessor to Class
A. Total return prior to May 2, 1994 reflects the total return of Class B, adjusted to reflect the Class A sales charge. The Class B total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class A total return would be different. The "Value of Initial Investment" reflects the deduction of the maximum sales charge of 5.75%. Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

                         VALUE OF A $1,000 INVESTMENT

                                                                                  TOTAL RETURN                 TOTAL RETURN
                                                                               EXCLUDING MAXIMUM            INCLUDING MAXIMUM
                                              VALUE OF        VALUE OF           SALES CHARGE                 SALES CHARGE
        INVESTMENT           INVESTMENT       INITIAL        INVESTMENT    ---------------------------  ---------------------------
          PERIOD                DATE         INVESTMENT     ON 12/31/97     CUMULATIVE     ANNUALIZED    CUMULATIVE     ANNUALIZED
--------------------------   ----------      ---------      -----------     ----------     ----------    ----------     ----------
Life of the Fund               5/2/94*        $942.51         $597.55        (36.60)%       (11.68)%      (40.24)%       (13.09)%
1 Year Ended
12/31/97                      12/31/96        $942.46         $986.00          4.62%          4.62%        (1.40)%        (1.40)%

* Predecessor Fund commenced operations on May 2, 1994.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As of March 31, 1998, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding Class A shares of the Fund. As of March 31, 1998, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL 32246 and Charles Schwab & Co., Inc. were the record owners of approximately 16.3% and 5.3%, respectively, of the Class A shares of the Fund, which were held on behalf of their customers who are the beneficial owners of such shares, and as to which they had voting power under certain limited circumstances. As of the same date, the Profit Sharing Retirement Plan of Eaton Vance was the record owner of 6.4% of the Class A shares of the Fund. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding Class A shares as of such date.

                          APPENDIX B: CLASS B SHARES


                              FEES AND EXPENSES
MANAGER
    As of December 31, 1997, the Fund had net assets of $68,812,494. For the fiscal years ended December 31, 1997, 1996, and 1995, Eaton Vance earned management fees of $208,205, $191,631 and $74,568, respectively, (equivalent to 0.25% of the Fund's average daily net assets for each such year).

DISTRIBUTION PLAN
    During the fiscal year ended December 31, 1997, the Principal Underwriter paid to Authorized Firms sales commissions of $380,959 on sales of Fund shares. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $624,616 and the Principal Underwriter received approximately $649,000 in CDSCs imposed on early redeeming shareholders. These sales commissions and CDSC payments reduced uncovered distribution charges under the Plan. As at December 31, 1997, the outstanding uncovered distribution charges of the Principal Underwriter calculated under the Plan amounted to approximately $3,761,000. During the fiscal year ended December 31, 1996, the Fund made service fee payments under the Plan aggregating $119,205, of which $109,067 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended December 31, 1997, the Fund paid the Principal Underwriter $4,367.50 for repurchase transactions handled by the Principal Underwriter.


                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in Class B shares for the periods shown in the table. Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

                         VALUE OF A $1,000 INVESTMENT


                                                 VALUE OF       VALUE OF
                                                INVESTMENT     INVESTMENT
                                                  BEFORE          AFTER             TOTAL RETURN                TOTAL RETURN
                                                 DEDUCTING      DEDUCTING       BEFORE DEDUCTING THE          AFTER DEDUCTING
                                                  MAXIMUM        MAXIMUM            MAXIMUM CDSC              THE MAXIMUM CDSC
                    INVESTMENT    AMOUNT OF        CDSC           CDSC        ------------------------    ------------------------
 INVESTMENT PERIOD     DATE      INVESTMENT     ON 12/31/97    ON 12/31/97    CUMULATIVE   ANNUALIZED     CUMULATIVE   ANNUALIZED
 -----------------     ----      ----------     -----------    -----------    ----------   ----------     ----------   ----------
Life of the Fund       5/2/94*     $1,000        $  623.00      $  604.31      (37.70)%     (12.10)%       (39.57)%     (12.82)%
1 Year Ended
12/31/97             12/31/96      $1,000        $1,054.15      $1,004.15         5.42%        5.42%          0.42%        0.42%

* Fund commenced operations on May 2, 1994.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As of March 31, 1998, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding Class B shares of the Fund. As of March 31, 1998, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL 32246 was the record owner of approximately 11.1% of the outstanding Class B shares which were held on behalf of its customers who are beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding Class B shares as of such date.

                                                                    APPENDIX C

                             COUNTRY INFORMATION

    The information set forth in this Appendix has been extracted from various government and private publications. The Trust's Board of Trustees make no representation as to the accuracy of the information, nor has the Board of Trustees attempted to verify it. No representation is made that any correlation will exist between the economies or stock markets of REE Region countries and the Fund's performance.

                                    INDIA

    India's Parliament consists of the Lok Sabha (House of the People) and the Rajya Sabha (Council of States). The Lok Sabha is elected directly by universal suffrage for a period of five years while the Rajya Sabha comprises members indirectly elected by the States and Union Territories for a six-year term and members nominated by the President of India.

    The President of India is the constitutional head of the executive branch of government and exercises powers under the Constitution with the advice of the Council of Ministers, headed by the Prime Minister. The Prime Minister and the Council of Ministers, who are responsible to the Lok Sabha, hold effective executive power. The present Prime Minister Mr. IK Gujral, who took office in May 1997 to lead the United Front, a coalition of 13 different parties resigned in late 1997 following withdrawal of support by the Congress party. Following these developments mid-term elections have been called and are likely to be held in February/March 1998. Changes in Indian government policies or future developments in the Indian economy could have an adverse effect on the operations of the Fund.

    India comprises 6 Union Territories and 26 States. Each state has a governor, a council of ministers and a legislature. The Union Territories are administered by the central government in New Delhi. There is a general system of local government throughout the country.

    The Judiciary consists of the Supreme Court of India, located at New Delhi, and High Courts located in each State. The Judiciary is independent of the Executive and the Legislature. The Supreme Court is vested with powers to determine disputes between the Union Territories and the States or between States, to enforce fundamental rights and to act as the guardian of the Constitution. All judges of the Supreme Court and High Courts are appointed by the President of India. The Constitution provides that the judges cannot be removed from office unless impeached by both Houses of Parliament.

    With a rising oil import bill, adverse balance of payments and a large foreign debt, India had reached a position where it was unable to obtain further commercial borrowings. In July 1991, the Finance Minister, Dr. Manmohan Singh, presented his first budget and announced a "New Industrial Policy". In consequence, for many industrial sectors, it became no longer necessary to obtain government approval for new investments. Foreign companies could now hold up to 51% of an Indian company (and in some cases up to 74%) as opposed to 40% previously.

    The process of liberalization was taken further with the budget of February 1992 when the Rupee was made partially convertible and import tariffs were reduced. Personal tax rates were brought down. The office of the Controller of Capital Issues which had determined the pricing of shares issued by companies was abolished.

    The budgets for 1995 and 1996 further rationalized indirect taxes regime by reducing excise duties on a variety of items and slashing peak import tariffs down to 50%. The 1997 budget reduced the peak rate of custom duty from 50% to 40%, and lowered corporate and personal income taxes. For the year ended March 31, 1997, GDP grew 5.3%. Inflation, however, was 10.3%.

                                   PAKISTAN

    Pakistan, occupying an area of about 800,000 square kilometers, is bounded in the south by the Arabian Sea and India and in the north by China and Afghanistan. To the west and northwest are Iran and Afghanistan and to the east is India. The capital is Islamabad. Karachi is the biggest commercial and industrial city.

    Pakistan is the world's ninth most populous country. The population is currently estimated at approximately 137 million, with an annual population growth rate of 3.0%. The national language is Urdu, although English is widely spoken and understood throughout the country.

    Pakistan was created in 1947, in response to the demands of Indian Muslims for an independent homeland, by the partition from British India of two Muslim majority areas. In 1971, a civil war in East Pakistan culminated in independence for East Pakistan (now Bangladesh). Over the past 50 years, Pakistan and India have gone to war two times, and intermittent border exchanges occur at times. In particular, relations with India remain unfriendly over the disputed territory of Kashmir, with its majority Muslim population.

    Pakistan has a federal parliamentary system in which its provinces enjoy considerable autonomy. The head of state is the President, who has certain important executive powers but is generally required by the Constitution to act on the advice of the Prime Minister. The President is elected for a period of five years by the members of the National Assembly, the Senate and the four provincial assemblies. The Prime Minister may remain in office as long as he or she has the support of the National Assembly but not beyond the five-year term of Parliament. The Prime Minister is currently Mr. Mohammad Nawaz Sharif, of the Pakistan Muslim League.

    Mr. Nawaz Sharif was preceded as Prime Minister by Mr. Meraj Khalid who was named to head an interim government until the new government could be elected following the Presidential removal of the Ms. Benazir Bhutto's Government on November 3, 1996. Mr. Nawaz Sharif was elected on February 3, 1997 to a five year term. The caretaker government of Prime Minister Meraj Khalid in consultation with President Farooq Leghari introduced certain structural reforms into the Pakistan economy in order to reduce the budget deficit, including the reduction of non-developmental projects and government spending by reducing the number of government agencies and by making the State Bank of Pakistan ("Central Bank") largely autonomous. Mr. Nawaz Sharif's government is expected to continue the implementation of most of these reforms, alongside accelerating the process of privatization and deregulation of the economy to enhance industrial, commercial and export activities.

    Periodic civil unrest witnessed in 1995 appears to have largely subsided and the metropolitan city of Karachi, the commercial heart of Pakistan, has largely regained its stability and economic vibrance. Therefore, in addition to the ongoing international investment in infrastructure projects, foreign and national private investments may gain momentum in other sectors of the economy.


    The Federal Shariat Court, a constitutionally established body which has exclusive jurisdiction to determine whether any law in Pakistan violates the principles of Islam, the official State religion, ruled in November 1991 that a number of legal provisions in Pakistan violated Islamic principles relating to Riba (an Islamic term generally accepted as being analogous to interest) and instructed the Government of Pakistan to conform these provisions to Islamic principles. It is believed that strict conformity with the ruling of the Shariat Court would substantially disrupt a variety of commercial relationships in Pakistan involving the payment of interest, although the extent and nature of any such disruption on the Pakistani economy, or any segment thereof (other than the banking system), is uncertain. The ruling of the Shariat Court has been appealed and will have no effect until the Shariat Appellate Bench of the Supreme Court of Pakistan renders a decision on the appeal. A hearing on the appeal was held in November 1993 but, in early 1994 at the request of the Government of Pakistan, the appeal is still continuing. In addition, pursuant to the Enforcement of Shariat Act, 1991 (the "Shariat Act"), the Government of Pakistan has appointed a commission to recommend steps to be taken to introduce suitable alternatives by which an economic system in Pakistan conforming to Islamic principles could be established. Since the current popularly elected government favors a free market economy, the commission may propose a pragmatic approach to the requirements of the Constitution and the Shariat Act with a view to avoiding any substantial disruption to the economy of Pakistan. There can be no assurance, however, that the commission will propose such an approach or that implementation of the steps recommended by the commission or the effect of the ultimate decision of the courts in Pakistan on this issue will not adversely affect the economy in Pakistan.


OVERVIEW OF THE ECONOMY AND RECENT DEVELOPMENTS
    Economic development since 1955 has taken place within the framework of successive five-year plans which established growth targets and allocations of public sector investment. In addition, annual development plans are prepared indicating yearly allocation of investment and the program for economic development in the public and private sectors.

    For most of the 1980's, the Pakistani economy showed strong growth, with GDP increasing at over 6% per annum. Over the past decade, despite a rapid increase in the labor force, real wages in both rural and urban areas rose substantially. However, the latter part of the decade was characterized by increasing fiscal and external deficits, infrastructure deficiencies and disruptions in production. In 1989, the government initiated a three year structural adjustment program with the assistance of the International Monetary Fund. The program sought to redress the growing macroeconomic imbalances resulting from the large fiscal deficits and to increase productivity through major structural reforms in the industrial and financial sectors.

    The government of Pakistan has been heavily involved in the economy through ownership of financial and industrial enterprises, investment policies and incentives, and taxation programs established in the five-year economic plans. Recent governments, however, have announced various liberalization measures, including banking reforms and a number of measures designed to encourage the private sector.

    In February 1991, the government announced a twenty-five point liberalization and reform package. In particular, no approval would be required for the issue and transfer of shares and the issue of capital by companies in all but a few specified industries, and Pakistanis residing overseas and foreign investors would be permitted to purchase listed shares and to transfer capital and dividends without approval. The government has also embarked on a major privatization program and a large number of public sector entities have been offered for sale. Government owned banks, telecommunications and power generation and gas distribution companies are scheduled for privatization.

    Pakistan's GDP growth for 1997 is approximately 5.2%. The projection for economic growth for 1998 is approximately 6.5%. Inflation in 1997 was in excess of 10%.

                                  SRI LANKA

    Sri Lanka, historically known as Ceylon, is an island of about 65,000 square kilometers, situated off the southeast coast of India. It has a relatively well-educated population, with nearly 25% of the 17 million Sri Lankans speaking English and a literacy rate (in Sinhalese and Tamil) of nearly 90%.

    A former British colony, Ceylon became an independent Commonwealth in 1948 and became the Democratic Socialist Republic of Sri Lanka in 1972. Sri Lanka is governed by a popularly elected President and unicameral Parliament.

    In the parliamentary elections held in August 1994, the People's Alliance led by Mrs. Chandrika Kumaratunga managed to form the government ending the 17-year regime of the United National Party. The People's Alliance has further consolidated its position by the victory of Mrs. Chandrika Kumaratunga in the presidential elections held in November 1994. The new government has accorded top priority for settling the ethnic conflict with the Tamils in the north and had initiated peace talks with the LTTE. In 1997, however, hostility with the Tamil Tigers was continuing.

OVERVIEW OF THE ECONOMY AND RECENT DEVELOPMENTS
    The Sri Lankan government recently has reviewed and revised laws, regulations and procedures to promote a competitive business environment, remove distortions, and reduce unnecessary government regulation. The government has liberalized trade and encourages private ownership, including foreign investment. Laws pertaining to tax, labor standards, customs and environmental norms have been designed to attract more investment. There are now few exchange controls, a fairly stable currency, and many incentives for private investors. With guidance from the World Bank, IMF and U.S. advisers, government enterprises are being privatized, financial services liberalized, manufacturing for exports encouraged, a stock exchange formed, and foreign investment actively sought. About eighty percent of the land in Sri Lanka is still owned by the government, including most tea, rubber and coconut plantations. The government did privatize the management of these estates recently, however.

    Sri Lanka's economy is primarily agricultural, but the manufacturing and service sectors have grown greatly in the past decade, partly in response to the Sri Lankan government's efforts to diversify and liberalize its economy. In 1991 gross foreign exchange earnings from apparel exports exceeded earnings from the entire agricultural sector (tea, rubber and coconut) for the first time.

    The financial system is reasonably sophisticated, and basic legislation for private corporations is in place. Commercial banks are the principal source of finance. However, the increase in net government borrowing (because of budget deficits) has reduced credit to the private sector. Inflation, which was about 21% in 1990, has come down to approximately 10-11%, but remains a concern.

     Sri Lanka is actively working to improve its basic infrastructure. A $500 million expansion of the telecommunications network has begun. The Colombo container port -- the 25th busiest in the world -- is expected to increase its capacity soon, and new dry dock services are under construction.

    The economic statement announced by the new government in January 1995 attempts a careful balance between the compulsions for welfare measures and the need for attracting fresh investments. The privatization program is scheduled to continue with the private sector given a major role in infrastructure development. The new government has also presented its maiden budget in February 1995 in which it has tried to do a delicate balancing act between an extensive array of consumer subsidies on wheat, diesel and fertilizers with a steep cut in import tariffs on consumer goods. Defense spending increased to 14% of total government expenditures in 1996.

    Although tourism has been adversely affected by the conflict with the Tamils, GDP growth was more than 5% in 1997.

[LOGO]                Investing
EATON VANCE           for the
=================     21st
     Mutual Funds     Century


-------------------------------------------------------------------------------

EATON VANCE
GREATER INDIA FUND




STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 1998




-------------------------------------------------------------------------------

SPONSOR AND MANAGER OF EATON VANCE GREATER INDIA FUND
Administrator of South Asia Portfolio
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

ADVISER OF SOUTH ASIA PORTFOLIO
Lloyd George Investment Management (Bermuda) Limited, 3808 One Exchange Square, Central, Hong Kong

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116

TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122

AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110


                                                                           GISAI

                                     PART B
                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION


                                                    STATEMENT OF
                                                    ADDITIONAL
                                                    INFORMATION
                                                    May 1, 1998


                       EV TRADITIONAL EMERGING GROWTH FUND
                                24 Federal Street
                           Boston, Massachusetts 02110
                                 (800) 225-6265


--------------------------------------------------------------------------------
TABLE OF CONTENTS
                                                                            PAGE
Additional Information about Investment Policies...............................2
Investment Restrictions........................................................4
Trustees and Officers..........................................................5
Control Persons and Principal Holders of Securities............................8
Investment Adviser and Administrator...........................................8
Custodian.....................................................................11
Services for Accumulation.....................................................11
Service for Withdrawal........................................................12
Determination of Net Asset Value..............................................12
Investment Performance........................................................13
Taxes.........................................................................14
Principal Underwriter.........................................................16
Service Plan..................................................................17
Portfolio Security Transactions...............................................18
Other Information.............................................................20
Independent Accountants.......................................................21
Financial Statements..........................................................21

--------------------------------------------------------------------------------
     THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED MAY 1, 1998, AS SUPPLEMENTED FROM
TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).

                ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES

     Capitalized terms used in this Statement of Additional Information ("SAI") and not otherwise defined have the meanings given to them in the Fund's Prospectus.

FOREIGN SECURITIES. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States. Settlement practices are less developed and entail the risk of loss.

FOREIGN CURRENCY TRANSACTIONS. The value of foreign assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. The Fund may conduct its foreign currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into swaps, forward contracts, options or futures on currency. On spot transactions, foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

RISKS ASSOCIATED WITH DERIVATIVE INSTRUMENTS. Entering into a derivative instrument involves a risk that the applicable market will move against the Fund's position and that the Fund will incur a loss. For derivative instruments other than purchased options, this loss may exceed the amount of the initial investment made or the premium received by the Fund. Derivative instruments may sometimes increase or leverage the Fund's exposure to a particular market risk. Leverage enhances the Fund's exposure to the price volatility of derivative instruments it holds. The Fund's success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and the Fund assets. Over-the-counter ("OTC") derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses. Certain OTC options, and assets used as cover for written OTC options, are subject to the Fund's 15% limit on illiquid investments. The Fund's ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. The Fund expects to purchase and write only exchange-traded options until such time as the Fund's management determines that the OTC options market is sufficiently developed and the Fund has amended its prospectus so that appropriate disclosure is furnished to prospective and existing shareholders. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code, limit the extent to which the Fund may purchase and sell derivative instruments. The Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the Fund as a regulated investment company for federal income tax purposes. See "Taxes".

ASSET COVERAGE FOR DERIVATIVE INSTRUMENTS. Transactions using forward contracts, swaps, futures contracts and options (other than options that the Fund has purchased) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting
("covered") position in securities, currencies, swaps or other options or futures contracts or forward contracts, or (2) cash and liquid securities (such as readily marketable common stock and money market instruments) with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. (Only the net obligation of a swap will be covered.) Assets used as cover or held in a segregated account maintained by the Fund's custodian cannot be sold while the position in the corresponding instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund's assets to cover or segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

LIMITATIONS ON FUTURES CONTRACTS AND OPTIONS. The Fund may enter into futures contracts, and options on futures contracts, traded on an exchange regulated by the CFTC and on foreign exchanges, but, with respect to foreign exchange-traded futures contracts and options on such futures contracts, only if the Investment Adviser determines that trading on each such foreign exchange does not subject the Fund to risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges.

     In order to hedge its current or anticipated portfolio positions, the Fund may use futures contracts on securities held in its portfolio or on securities with characteristics similar to those of the securities held by the Fund. If, in the opinion of the Investment Adviser, there is a sufficient degree of correlation between price trends for the securities held by the Fund and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy.

LENDING PORTFOLIO SECURITIES. The Fund may seek to increase its income by lending portfolio securities. Under present regulatory policies, including those of the Board of Governors of the Federal Reserve System and the Commission, such loans may be made to member firms of the Exchange, and would be required to be secured continuously by collateral in cash or cash equivalents maintained on a current basis at an amount at least equal to the market value of the securities loaned. The Fund would have the right to call a loan and obtain the securities loaned at any time on five days' notice. During the existence of a loan, the Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive the interest on investment of the collateral. The Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Investment Adviser to be of good standing, and when, in its judgment, the consideration which can be earned currently from securities loans of this type justifies the attendant risk. Securities lending involves administration expenses, including finders' fees. If the Investment Adviser determines to make securities loans, it is not intended that the value of the securities loaned would exceed 30% of the Fund's total assets.


PORTFOLIO TURNOVER. The Fund cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual turnover rate will generally note exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate could occur, for example, if all the securities in the portfolio were replaced once in a period of one year. A high turnover rate could occur, for example, if all the securities in the portfolio were replaced more than once in a period of one year. A high turnover rate (100% or more) necessarily involves greater expenses to the Fund. The Fund engages in portfolio trading (including short-term trading) if it believes that a transaction including all costs will help in achieving its investment objective either directly by increasing income or indirectly by enhancing the Fund's net asset value. For the fiscal year ended December 31, 1997, the portfolio turnover rate of the Fund was 2.15%.


                             INVESTMENT RESTRICTIONS

     The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund, present or represented by proxy at a meeting if the holders of more than 50% of the shares are present or represented at the meeting or (b) more than 50% of the shares of the Fund. Accordingly, the Fund may not:

     (1) With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;

     (2) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940;

     (3) Purchase any securities on margin, (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);

     (4) Underwrite securities of other issuers;

     (5) Invest more than 25% of its assets in any particular industry, but, if deemed appropriate for the Fund's objective, up to 25% of the value of its assets may be invested in securities of companies in any one industry (although more than 25% may be invested in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities);

     (6) Invest in real estate (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

     (7) Invest in commodities or commodity contracts for the purchase or sale of physical commodities; or

     (8) Make loans to any person except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities.

     Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

     The Fund has adopted the following investment policies which may be changed without shareholder approval. As a matter of nonfundamental policy, the Fund will not: (a) invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements with a maturity longer than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust, or its delegate, determines to be liquid; or (b) sell or contract to sell a security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions.


     Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, such percentage limitation shall be determined immediately after and as a result of the Fund's acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances, will not compel the Fund to dispose of such security or other asset. Notwithstanding the foregoing, under normal market conditions the Fund must take actions necessary to comply with the policies of investing at least 65% of total assets in equity securities of emerging growth companies and not investing more than 15% of net assets in illiquid securities. Moreover, the Fund must always be in compliance with the borrowing policies set forth above.


                              TRUSTEES AND OFFICERS

     The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is 24 Federal Street, Boston, Massachusetts 02110, which is also the address of the Investment Adviser, Eaton Vance; Eaton Vance's wholly-owned subsidiary, Boston Management and Research ("BMR"); Eaton Vance's parent, Eaton Vance Corp. ("EVC"); and of Eaton Vance's and BMR's trustee, Eaton Vance, Inc. ("EV"). Eaton Vance and EV are both wholly-owned subsidiaries of EVC. Those Trustees who are "interested persons" of the Trust, as defined in the 1940 Act by virtue of their affiliation with Eaton Vance, BMR, EVC or EV, are indicated by an asterisk(*).


JAMES B. HAWKES (56), President and Trustee*
President and Chief Executive Officer of Eaton Vance, BMR, EVC and EV, and a Director of EVC and EV. Director or Trustee and officer of various investment companies managed by Eaton Vance or BMR.

M. DOZIER GARDNER (64), Trustee*
Vice Chairman of BMR, Eaton Vance, EVC and EV, and a Director of EVC and EV. Director or Trustee and officer of various investment companies managed by Eaton Vance or BMR.

DONALD R. DWIGHT (67), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address:  Clover Mill Lane, Lyme, New Hampshire 03768

SAMUEL L. HAYES, III (63), Trustee
Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate School of Business Administration; Trustee of the Kubrick Funds (mutual funds). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Harvard University Graduate School of Business Administration, Soldiers Field Road, Boston, Massachusetts 02163

NORTON H. REAMER (62), Trustee
Chairman of the Board and Chief Executive Officer, United Asset Management Corporation (a holding company owning institutional investment management firms); Chairman, President and Director, UAM Funds (mutual funds). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110

JOHN L. THORNDIKE (71), Trustee
Former Director of Fiduciary Company Incorporated. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 175 Federal Street, Boston, Massachusetts 02110

JACK L. TREYNOR (68), Trustee
Investment Adviser and Consultant. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 504 Via Almar, Palos Verdes Estates, California 90274

EDWARD E. SMILEY, JR. (53), Vice President
Vice President of Eaton Vance and BMR since November 1, 1996; Senior Product Manager, Equity Management for TradeStreet Investment Associates, Inc., a wholly-owned subsidiary of Nations Bank (1992-1996). Mr. Smiley was elected Vice President of the Trust on October 18, 1996.

JAMES L. O'CONNOR (53), Treasurer
Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.

ALAN R. DYNNER (57), Secretary
Vice President and Chief Legal Officer of Eaton Vance, BMR, EVC and EV since November 1, 1996. Previously, he was a Partner of the law firm of Kirkpatrick & Lockhart LLP, New York and Washington, D.C., and was Executive Vice President of Neuberger & Berman Management, Inc., a mutual fund management company. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Dynner was elected Secretary of the Trust on June 23, 1997.

JANET E. SANDERS (62), Assistant Treasurer and Assistant Secretary
Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (35), Assistant Secretary
Assistant  Vice  President  of BMR,  Eaton  Vance  and EV since  March 1,  1994;
employee of Eaton Vance since March 1993. State Regulations Supervisor, The Boston Company (1991-1993). Officer of various investment companies managed by Eaton Vance or BMR. Mr. Murphy was elected Assistant Secretary of the Trust on March 27, 1995.


ERIC G. WOODBURY (40), Assistant Secretary
Vice President of BMR, Eaton Vance and EV since February 1993; formerly, associate attorney at Dechert, Price & Rhoads. Mr. Woodbury was elected Assistant Secretary of the Trust on June 19, 1995.

     Messrs. Hayes (Chairman), Reamer and Thorndike are members of the Special Committee of the Board of Trustees of the Trust. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Fund, including administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund or its shareholders.

     The Nominating Committee of the Board of Trustees of the Trust is comprised of four Trustees who are not "interested persons" as that term is defined under the 1940 Act ("noninterested Trustees"). The Committee has four-year staggered terms, with one member rotating off the Committee to be replaced by another noninterested Trustee. The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is independent of Eaton Vance and its affiliates.

     Messrs. Treynor (Chairman) and Dwight are members of the Audit Committee of the Board of Trustees of the Trust. The Audit Committee's functions include making recommendations to the Board of Trustees regarding the selection of the independent accountants, and reviewing matters relative to trading and brokerage policies and practices, accounting and auditing practices and procedures, accounting records, internal accounting controls, and the functions performed by the custodian, transfer agent and dividend disbursing agent of the Trust.


     The fees and expenses of the noninterested Trustees of the Trust are paid by the Fund (and the other series of the Trust). (The Trustees of the Trust who are members of the Eaton Vance organization receive no compensation from the Fund.) For the fiscal year ending December 31, 1997, the noninterested Trustees of the Trust earned the following compensation in their capacities as Trustees from the Fund and as Trustees of the funds in the Eaton Vance fund complex(1):

                                          ESTIMATED
                                          AGGREGATE         TOTAL COMPENSATION
                                         COMPENSATION         FROM TRUST AND
NAME                                      FROM FUND            FUND COMPLEX
----                                      ---------            ------------
Donald R. Dwight..................            $6               $145,000(2)
Samuel L. Hayes, III..............             8                155,000(3)
Norton H. Reamer..................             8                145,000
John L. Thorndike.................             8                145,000(4)
Jack L. Treynor...................             9                150,000

----------------------------
(1) As of May 1, 1998, the Eaton Vance fund complex consists of 143 registered investment companies or series thereof.
(2) Includes $45,000 of deferred compensation.
(3) Includes $38,750 of deferred compensation.
(4) Includes $107,925 of deferred compensation.


     Trustees of the Trust who not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees' Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Fund in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on the Fund's assets, liabilities, and net income per share, and will not obligate the Fund to retain the services of any Trustee or obligate the Fund to pay any particular level of compensation to the Trustee. The Trust does not have retirement plan for its Trustees.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


     As at March 31, 1998, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of March 31, 1998, Eaton Vance Management, Boston, MA was the record owner of approximately 70.4% of the outstanding shares and Brian Jacobs, Cohasset, MA held of record and beneficially owned 5.9% of the outstanding shares of the Fund. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                      INVESTMENT ADVISER AND ADMINISTRATOR

     The Trust on behalf of the Fund engages Eaton Vance as investment adviser pursuant to an Investment Advisory Agreement dated December 31, 1996. Eaton Vance or its affiliates acts as investment adviser to investment companies and various individual and institutional clients with combined assets under management of approximately $25 billion.


     Eaton Vance, its affiliates and its predecessor companies have been managing assets of individuals and institutions since 1924 and managing investment companies since 1931. They maintain a large staff of experienced fixed-income and equity investment professionals to service the needs of their clients. The fixed-income division focuses on all kinds of taxable investment-grade and high-yield securities, tax-exempt investment-grade and high-yield securities, and U.S. Government securities. The equity division cover stocks ranging from blue chip to emerging growth companies.

     Eaton Vance and its affiliates act as adviser to a family of mutual funds and individual and various institutional accounts, including corporations, hospitals, retirement plans, universities, foundations and trusts. Eaton Vance mutual funds feature international equities, domestic equities, tax-free municipal bonds and U.S. government and corporate bonds. Lloyd George Management has advised Eaton Vance's international equity funds since 1992. Founded in 1991, Lloyd George is headquartered in Hong Kong with offices in London and Mumbai, India. It has established itself as a leader in investment management in Asian equities and other global markets. Lloyd George features an experienced team of investment professionals that began working together in the mid-1980s. Lloyd George analysts cover East Asia, the India subcontinent, Russia and Eastern Europe, Latin America, Australia and New Zealand from offices in Hong Kong, London and Mumbai. Together Eaton Vance and Lloyd George manage over $21 billion in assets. Eaton Vance mutual funds are distributed by the Principal Underwriter both within the United States and offshore.


     The Principal Underwriter believes that an investment professional can provide valuable services to you to help you reach your investment goals. Meeting investment goals requires time, objectivity and investment savvy. Before making an investment recommendation, a representative can help you carefully consider your short- and long-term financial goals, your tolerance for investment risk, your investment time frame, and other investments you may already own. Your professional investment representatives are knowledgeable about financial markets, as well as the wide range of investment opportunities available. A representative can provide you with tailored financial advice and help you decide when to buy, sell or persevere with your investments.

     Eaton Vance manages the investments and affairs of the Fund subject to the supervision of the Trust's Board of Trustees. Eaton Vance furnishes to the Fund investment research, advice and assistance, administrative services, office space, equipment and clerical personnel, and investment advisory, statistical and research facilities, and has arranged for certain members of the Eaton Vance organization to serve without salary as officers or Trustees of the Trust. The Fund is responsible for all expenses not expressly stated to be payable by Eaton Vance under the Investment Advisory Agreement, including, without limitation, the fees and expenses of its custodian and transfer agent, including those incurred for determining the Fund's net asset value and keeping its books; the cost of share certificates; membership dues in investment company organizations; brokerage commissions and fees; fees and expenses of registering its shares; expenses of reports to shareholders, proxy statements, and other expenses of shareholders' meetings; insurance premiums; printing and mailing expenses; interest, taxes and corporate fees; legal and accounting expenses; and compensation and expenses of Trustees not affiliated with Eaton Vance. The Fund will also bear expenses incurred in connection with litigation, proceedings and claims and any legal obligation of the Trust to indemnify its officers and Trustees with respect thereto, to the extent not covered by insurance.

     The Fund pays Eaton Vance as compensation under the Investment Advisory Agreement a monthly fee based on average daily net assets as follows:

          Average Daily Net            Annualized Fee Rate     Monthly Fee Rate
        Assets for the Month            (For Each Level)      (For Each Level)
        --------------------            ----------------      ----------------
Up to $500 million.....................      0.7500%               1/16 of 1%
$500 million but less than $1 billion..      0.6875%             11/192 of 1%
$1 billion but less than $1.5 billion..      0.6250%               5/96 of 1%
$1.5 billion but less than $2 billion..      0.5625%               3/64 of 1%
$2 billion but less than $3 billion....      0.5000%               1/24 of 1%
$3 billion and over....................      0.4375%              7/192 of 1%

     As of December 31, 1997, the Fund had net assets of $306,611. For the period from the start of business, January 2, 1997, to December 31, 1997, absent a fee reduction, the Fund would have paid Eaton Vance advisory fees of $1,896 (equivalent to 0.75% (annualized) of the Fund's average daily net assets for such period). To enhance the net income of the Fund, Eaton Vance made a reduction of the full amount of its advisory fee and Eaton Vance was allocated a portion of expenses related to the operation of the Fund in the amount of $24,157.


     The Investment Advisory Agreement with Eaton Vance continues in effect from year to year for so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Trust cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Fund, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that Eaton Vance may render services to others. The Agreement also provides that Eaton Vance shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under that Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

     As indicated in the Prospectus, Eaton Vance serves as Administrator of the Fund, but currently receives no compensation for providing administrative services to the Fund. Under its agreement with the Fund, Eaton Vance has been engaged to administer the Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish for the use of the Fund office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund.


     Eaton Vance and EV are both wholly-owned subsidiaries of EVC. BMR is a wholly-owned subsidiary of Eaton Vance. Eaton Vance and BMR are both Massachusetts business trusts, and EV is the trustee of Eaton Vance and BMR. The Directors of EV are M. Dozier Gardner, James B. Hawkes and Benjamin A. Rowland, Jr. The Directors of EVC consist of the same persons and John G.L. Cabot, John
M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. Mr. Hawkes is chairman, president and chief executive officer and Mr. Gardner is vice chairman of EVC, Eaton Vance, BMR and EV. All of the issued and outstanding shares of Eaton Vance and of EV are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Gardner, Hawkes and Rowland and Alan R. Dynner, Thomas E. Faust, Jr., William M. Steul and Wharton P. Whitaker. The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance and BMR who are also officers or officers and Directors of EVC and EV. As of April 30, 1998, Messrs. Gardner and Hawkes each owned 24% of such voting trust receipts, Messrs. Rowland and Faust owned 15% and 13%, respectively, and Messrs. Dynner, Steul and Whitaker each owned 8%. Messrs. Dynner, Gardner and Hawkes, who are officers or Trustees of the Trust, are members of the EVC, Eaton Vance, BMR and EV organizations. Messrs. Murphy, O'Connor, Smiley and Woodbury, and Ms. Sanders are officers of the Trust and are also members of the Eaton Vance, BMR and EV organizations.

         Eaton Vance owns all the stock of Northeast Properties, Inc., which is engaged in real estate investment. EVC also owns approximately 21% of the Class

A shares of Lloyd George Management (B.V.I.) Limited, a registered investment adviser. EVC owns all of the stock of Fulcrum Management, Inc. and MinVen, Inc., which are engaged in precious metal mining venture investment and management. EVC, Eaton Vance, BMR and EV may also enter into other businesses.


     EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including the custodian of the Fund, IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions will not be influenced by existing or potential custodial or other relationships between the Trust and such banks.


                                    CUSTODIAN


     IBT acts as custodian for the Fund. IBT has the custody of all cash and securities of the Fund, maintains the Fund's general ledger and computes the daily net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Fund's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instruction from the Fund. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the Commission.


                            SERVICES FOR ACCUMULATION

     The following services are voluntary, involve no extra charge, other than the sales charge included in the offering price, and may be changed or discontinued without penalty at any time.


     INTENDED QUANTITY INVESTMENT - STATEMENT OF INTENTION. If it is anticipated that $100,000 or more of Fund shares and shares of the other continuously offered open-end funds listed under "The Eaton Vance Exchange Privilege" in the Prospectus will be purchased within a 13-month period, a Statement of Intention should be signed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under the Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. The Statement authorizes the Transfer Agent to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. Execution of a Statement does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement, and should the amount actually purchased during the 13-month period be more or less than that indicated on the Statement, price adjustments will be made. For sales charges and other information on quantity purchases, see "How to Buy Shares" in the Prospectus. Any investor considering signing a Statement of Intention should read it carefully.

     RIGHT OF ACCUMULATION - CUMULATIVE QUANTITY DISCOUNT. The applicable sales charge level for the purchase of Fund shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of the shares the shareholder owns in his or her account(s) in the Fund and in the other continuously offered open-end funds listed under "The Eaton Vance Exchange Privilege" in the Prospectus for which Eaton Vance acts as adviser or administrator at the time of purchase. The sales charge on the shares being purchase will then be at the rate applicable to the aggregate. For sales charges on quantity purchases, see "How to Buy Shares" in the Prospectus. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level.


     For any such discount to be made available, at the time of purchase a purchaser or his or her Authorized Firm must provide the Principal Underwriter (in the case of a purchase made through an Authorized Firm) or the Transfer Agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

                             SERVICE FOR WITHDRAWAL

     The Transfer Agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder (see "Eaton Vance Shareholder Services - Withdrawal Plan" in the Fund's current Prospectus) based upon the value of the shares held. The checks will be drawn from share redemptions and hence, although they are a return of principal, may require the recognition of taxable gain or loss. Income dividends and capital gain distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, Transfer Agent or the Principal Underwriter will be able to terminate the withdrawal plan at any time without penalty.


                        DETERMINATION OF NET ASSET VALUE


     The Trustees of the Trust have established the following procedures for the fair valuation of the Fund's assets under normal market conditions. Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices on the principal market where the security was traded. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded or, in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. All other securities are valued at fair value as determined in good faith by or at the direction of the Trustees. The Fund will be closed for business and will not price its shares on the following business holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     Short term debt securities are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service.

     Generally, trading in the foreign securities owned by the Fund is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Fund's shares are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value (unless the Fund deems that such events would materially affect its net asset value, in which case an adjustment would be made and reflected in such computation). Foreign securities and currency held by the Fund will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations.


                             INVESTMENT PERFORMANCE

     Average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase order and that all distributions are reinvested at net asset value on the reinvestment dates during the period.


     The table below indicates the total return (capital changes plus reinvestment of all distributions) on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from January 2, 1997 through December 31, 1997. The "Value of Initial Investment" reflects the deduction of the maximum sales charge of 5.75%. Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Information presented with two asterisks (**) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

                          VALUE OF A $1,000 INVESTMENT

                                                              Total Return Excluding       Total Return Including
  Investment      Investment     Value of       Value of        Maximum Sales Charge         Maximum Sales Charge
  Investment      Investment      Initial      Investment     ------------------------      ----------------------
    Period           Date       Investment    on 12/31/97     Cumulative    Annualized    Cumulative     Annualized
--------------------------------------------------------------------------------------------------------------------

Life of Fund**     1/2/97         $942.51      $1,123.98      19.26%        ----          12.40%        ----

     The Fund's total return may be compared to relevant indices, such as the Consumer Price Index and various domestic and foreign securities indices. The Fund's total return and comparisons with these indices may be used in advertisements and in information furnished to present or prospective shareholders. The Fund's performance may differ from that of other investment companies. In addition, evaluations of the Fund's performance or rankings or ratings of mutual funds (which include the Fund) made by independent sources may be used in advertisements and in information furnished to present or prospective shareholders. Information, charts and illustrations showing the effect of compounding interest or relating to inflation and taxes (including their effects on the dollar and the return on stocks and other investment vehicles) may also be included in advertisements and materials furnished to present and prospective investors.

     Information used in advertisements and in materials furnished to present or prospective shareholders may include statistics, data and performance studies prepared by independent organizations or included in various publications reflecting the investment performance or return achieved by various classes and types of investments (E.G. common stocks, small company stocks, long-term corporate bonds, long-term government bonds, intermediate-term government bonds, U.S. Treasury bills) over various periods of time. This information may be used to illustrate the benefits of long-term investments in common stocks. Information about the allocation and holdings of investments in the Fund's portfolio may be included in advertisements and other material furnished to present and prospective shareholders.

     Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

     ---  cost associated with aging parents;
     --- funding a college education (including its actual and estimated cost); --- health care expenses (including actual and projected expenses);
     --- long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
     --- retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

     Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in equity securities. Such information may describe: the potential for growth; the performance of equities as compared to other investment vehicles; and the value of investing as early as possible and regularly, as well as staying invested.
The benefits of investing in equity securities by means of a mutual fund may also be included (such benefits may include diversification, professional management and the variety of equity mutual fund products).


     The Fund (or Principal Underwriter) may provide information about Eaton Vance, its affiliates and other investment advisers to the funds in the Eaton Vance Family of Funds in sales material or advertisements provided to investors or prospective investors. Such material or advertisements may also provide information on the use of investment professionals by such investors.


                                      TAXES

     Each series of the Trust, is treated as a separate entity for accounting and tax purposes. The Fund has elected to be treated, and intends to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its ordinary income and net income in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax.

     In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its ordinary income (not including tax-exempt income) for such year, at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by (i) any available capital loss carryforwards and (ii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund was not taxed. Under current law, provided that the Fund qualifies as a RIC, the Fund should not be liable for any income, excise or franchise tax in the Commonwealth of Massachusetts.

     Foreign exchange gains and losses realized by the Fund in connection with the its investments in foreign securities and certain options, futures or forward contracts or foreign currency may be treated as ordinary income and losses under special tax rules. Certain options, futures or forward contracts of the Fund may be required to be marked to market (i.e., treated as if closed out) on the last day of each taxable year, and any gain or loss realized with respect to these contracts may be required to be treated as 60% long-term and 40% short-term gain or loss. Positions of the Fund in securities and offsetting options, swaps, futures or forward contracts may be treated as "straddles" and be subject to other special rules that may affect the amount, timing and character of the Fund's distributions to shareholders. Certain uses of foreign currency and foreign currency derivatives such as options, futures, forward contracts and swaps and investment by the Fund in certain "passive foreign investment companies" may be limited or a tax election may be made, if available, in order to preserve the Fund's qualification as a RIC or avoid imposition of a tax on the Fund.

     Distributions of the excess of net long-term capital gains over short-term capital losses earned by the Fund, taking into account any capital loss carryforwards that may be available to the Fund in years after its first taxable year, are taxable to shareholders of the Fund as long-term capital gains, whether received in cash or in additional shares and regardless of the length of time their shares have been held. Certain distributions, if declared in October, November or December and paid the following January, will be taxed to shareholders as if received on December 31 of the year in which they are declared.

     Any loss realized upon the redemption or exchange of shares of the Fund with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains with respect to such shares. In addition, a loss realized on a redemption of Fund shares may be disallowed under certain "wash sale" rules if other Fund shares are acquired (whether through reinvestment of dividends or otherwise) within a period beginning 30 days before and ending 30 days after the date of such redemption. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

     Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS"), as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges) at a rate of 31%. An individual's TIN is generally his or her social security number.

     Non-resident alien individuals, foreign corporations and certain other foreign entities generally will be subject to a U.S. withholding tax at a rate of 30% on the Fund's distributions from its ordinary income and the excess of its net short-term capital gain over its net long-term capital loss, unless the tax is reduced or eliminated by an applicable tax convention. Distributions from the excess of the Fund's net long-term capital gain over its net short-term capital loss received by such shareholders and any gain from the sale or other disposition of shares of the Fund generally will not be subject to U.S. federal income taxation, provided that non-resident alien status has been certified by the shareholder. Different U.S. tax consequences may arise if: (i) the shareholder is engaged in a trade or business in the United States; (ii) the shareholder is present in the United States for a sufficient period of time during a taxable year to be treated as a U.S. resident (generally 180 days or more); or (iii) the shareholder fails to provide any required certifications regarding its status as a non-resident alien investor. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Fund.

     The foregoing discussion does not describe many of the tax rules applicable to IRAs nor does it address the special tax rules applicable to certain other classes of investors, such as other retirement plans, tax-exempt entities, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to these or other special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in the Fund.


                              PRINCIPAL UNDERWRITER


     Shares of the Fund may be continuously purchased at the public offering price through Authorized Firms which have agreements with the Principal Underwriter. The public offering price is the net asset value next computed after receipt of the order, plus, where applicable, a variable percentage (sales charge) depending upon the amount of purchase as indicated by the sales charge table set forth in the Fund's current Prospectus (see "How to Buy Shares"). Such table is applicable to purchases of the Fund alone or in combination with purchases of certain other funds offered by the Principal Underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or her or their own account; and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account.


     The table is also presently applicable to (1) purchases of Fund shares, alone or in combination with purchases of any of the other funds offered by the Principal Underwriter through one dealer aggregating $100,000 or more made by any of the persons enumerated above within a thirteen-month period starting with the first purchase pursuant to a written Statement of Intention, in the form provided by the Principal Underwriter, which includes provisions for a price adjustment depending upon the amount actually purchased within such period (a purchase not made pursuant to such Statement may be included thereunder if the Statement if filed within 90 days of such purchase); or (2) purchases of the Fund pursuant to the Right of Accumulation and declared as such at the time of purchase.

     Subject to the applicable provisions of the 1940 Act, the Fund may issue shares at net asset value in the event that an investment company (whether a regulated or private investment company or a personal holding company) is merged or consolidated with or acquired by the Fund. Normally no sales charges will be paid in connection with an exchange of Fund shares for the assets of such investment company. Shares may also be sold at net asset value to any officer, director, trustee, general partner or employee of the Fund or any investment company for which Eaton Vance or its affiliates acts as investment adviser, any investment advisory, agency, custodial or trust account managed or administered by Eaton Vance or by any parent, subsidiary or other affiliate of Eaton Vance, or any officer, director, trustee or employee of any parent, subsidiary or other affiliate of Eaton Vance. The terms "officer," "director," "trustee," "general partner" or "employee" as used in this paragraph include any such person's spouse and minor children, and also retired officers, directors, trustees, general partners and employees and their spouses and minor children. Shares of the Fund may also be sold at net asset value to registered representatives and employees of certain Authorized Firms and to such persons' spouses and children under the age of 21 and their beneficial accounts.

     The Trust reserves the right to suspend or limit the offering of shares of the Fund to the public at any time.


     The Principal Underwriter acts as principal in selling shares of the Fund under the Distribution Agreement with the Trust on behalf of the Fund. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising are borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party, and is automatically terminated upon assignment. The Principal Underwriter distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Principal Underwriter allows Authorized Firms discounts from the applicable public offering price which are alike for all Authorized Firms. The Principal
Underwriter may allow, upon notice to all Authorized Firms with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933. The total sales charges paid in connection with sales of shares of the Fund for the period from the start of business, January 2, 1997, to December 31, 1997, was $32, of which $6 was received by the Principal Underwriter and $26 was received by Authorized Firms.

     The Fund has authorized the Principal Underwriter to act as its agent in repurchasing shares and will pay the Principal Underwriter $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Fund will exceed the amounts paid therefor by the Fund. For the period from the start of business, January 2, 1997, to December 31, 1997, there were no repurchase transactions of the Fund handled by the Principal Underwriter.


                                  SERVICE PLAN

     The Trust on behalf of the Fund has adopted a Service Plan (the "Plan") designed to meet the service fee requirements of the sales charge rule of the NASD (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The following supplements the discussion of the Plan contained in the Fund's Prospectus.


     The Plan continues in effect from year to year for so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the "Plan Trustees") and (ii) all of the Trustees then in office, cast in person at a meeting (or meetings) called for the purpose of voting on the Plan. The Plan may be terminated any time by vote of the Plan Trustees or by vote of a majority of the outstanding voting securities of the Fund. The Plan was approved by the Trustees, including the Plan Trustees, on June 23, 1997.


     The Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described herein without approval of the shareholders of the Fund, and the Trustees. So long as the Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion such Trustees. The Trustees have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

                         PORTFOLIO SECURITY TRANSACTIONS

     Decisions concerning the execution of Fund portfolio security transactions, including the selection of the market and the broker-dealer firm, are made by Eaton Vance. Eaton Vance is also responsible for the execution of transactions for all other accounts managed by it.

     Eaton Vance places the portfolio security transactions of the Fund and of certain other accounts managed by it for execution with many broker-dealer firms. Eaton Vance uses its best efforts to obtain execution of portfolio transactions at prices which are advantageous to the Fund and (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, Eaton Vance will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the general execution and operational capabilities of the broker-dealer, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the reputation, reliability, experience and financial condition of the broker-dealer, the value and quality of services rendered by the broker-dealer in other transactions, and the reasonableness of the commission or spread, if any. Transactions on stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different broker-dealer  firms,  and  a  particular  broker-dealer  may  charge  different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities usually involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received by the Fund usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid by the Fund includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although commissions paid on portfolio transactions will, in the judgment of Eaton Vance, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Fund and Eaton Vance's other clients in part for providing brokerage and research services to Eaton Vance.

     As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Fund may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if Eaton Vance determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of overall responsibilities which Eaton Vance and its affiliates have for accounts over which it exercises investment discretion. In making any such determination, Eaton Vance will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

     It is a common practice of the investment advisory industry for the advisers of investment companies, institutions and other investors to receive research, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealers which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, Eaton Vance may receive Research Services from broker-dealer firms with which Eaton Vance places the portfolio transactions of the Fund and from third parties with which these broker-dealers have arrangements. These Research Services may include such matters as general economic and market reviews, industry and company reviews, evaluations of securities and portfolio strategies and transactions and recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by Eaton Vance in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to Eaton Vance in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Fund is not reduced because Eaton Vance receives such Research Services. Eaton Vance evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient commissions to such firms to ensure the continued receipt of Research Services which Eaton Vance believes are useful or of value to it in rendering investment advisory services to its clients.

     Subject to the requirement that Eaton Vance shall use its best efforts to seek to execute portfolio security transactions at advantageous prices and at reasonably competitive commission rates or spreads, Eaton Vance is authorized to consider as a factor in the selection of any broker-dealer firm with whom Fund portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by Eaton Vance. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

     Securities considered as investments for the Fund may also be appropriate for other investment accounts managed by Eaton Vance or its affiliates. Whenever decisions are made to buy or sell securities by the Fund and one or more of such other accounts simultaneously, Eaton Vance will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where Eaton Vance reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Trustees of the Trust that the benefits available from the Eaton Vance organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.


     For the period from the start of business, January 2, 1997, to December 31, 1997, Eaton Vance paid brokerage commissions of $17,708, all of which was paid in respect of portfolio security transactions aggregating approximately $513,711, to firms which provided some research services to Eaton Vance or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities).


                                OTHER INFORMATION

     The Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts under a Declaration of Trust dated March 27, 1989, as amended. On July 21, 1992, the Trust changed its name from Eaton Vance Special Equities Fund to Eaton Vance Special Investment Trust. Eaton Vance, pursuant to its agreement with the Trust, controls the use of the words "Eaton Vance" and "EV" in the Fund's name and may use the words "Eaton Vance" or "EV" in other connections and for other purposes.

     The Declaration of Trust may be amended by the Trustees when authorized by a majority of the outstanding voting securities of the Trust affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust, or any series, or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the rights or interests of shareholders or if they deem it necessary to conform the Declaration to the requirements of applicable federal laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of the Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. (The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class.) Moreover, the Trust's By-laws also provide for indemnification out of the property of the Fund of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is extremely remote.

     As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholder's meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees.

     The Trust's By-Laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communicating with shareholders about such a meeting.


     In connection with telephone redemptions and exchanges, the Fund, the Principal Underwriter and the Transfer Agent generally will verify personal account information in order to determine that instructions communicated are genuine.


     The right to redeem can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the Commission, or during any emergency as determined by the Commission which makes it impracticable for the Fund to dispose of its securities or value its assets, or during any other period permitted by order of the Commission for the protection of investors.

                             INDEPENDENT ACCOUNTANTS

     Coopers & Lybrand L.L. P., One Post Office Square, Boston, Massachusetts, are the independent accountants of the Fund, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Commission.


                              FINANCIAL STATEMENTS

        The audited financial statements of, and the report of independent accountants for, the Fund appear in the Fund's most recent annual report to shareholders, which is incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.

         Registrant incorporates by reference the audited financial information for the Fund for the fiscal year ended December 31, 1997 (Accession No. 0000928816-98-000070), as previously filed electronically with the Commission.

INVESTMENT ADVISER AND                               EV TRADITIONAL
ADMINISTRATOR
Eaton Vance Management                               EMERGING GROWTH FUND
24 Federal Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(800) 225-6265


CUSTODIAN                                           STATEMENT OF ADDITIONAL
Investors Bank & Trust Company
200 Clarendon Street                                INFORMATION
Boston, MA 02116

TRANSFER AGENT
First Data Investor Services Group                  MAY 1, 1998
P.O. Box 5123
Westborough, MA 01581-5123
(800) 262-1122


INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA 02109



EV TRADITIONAL EMERGING GROWTH FUND
24 FEDERAL STREET
BOSTON, MA 02110                                               T-EGSAI

                                    PART C
                              OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

   (a) FINANCIAL STATEMENTS*
         INCORPORATED BY REFERENCE INTO PART B ARE THE FINANCIAL STATEMENTS CONTAINED IN THE ANNUAL REPORTS FOR THE FUNDS DATED DECEMBER 31, 1997 (WHICH WERE PREVIOUSLY FILED ELECTRONICALLY PURSUANT TO SECTION 30(b)(2) OF THE INVESTMENT COMPANY ACT OF 1940):
            Eaton Vance Balanced Fund (Accession No. 0000950109-98-001814) Eaton Vance Emerging Markets Fund (Accession No. 0000950109-98-001865)
            Eaton Vance Greater India Fund (Accession No.
            0000950109-98-002344)
            Eaton Vance Growth & Income Fund (Accession No.
            0000950109-98-001819)
            Eaton Vance Special Equities Fund (Accession No.
            0000950109-98-001876)
            Eaton Vance Utilities Fund (Accession No. 0000950109-98-001844)
            EV Traditional Emerging Growth Fund (Accession No. 0000928816-98-000070)
         THE FINANCIAL STATEMENTS CONTAINED IN EACH FUND'S ANNUAL REPORT
         INCLUDE:
            Statement of Assets and Liabilities
            Statement of Operations
            Statement of Changes in Net Assets
            Financial Highlights
            Notes to Financial Statements
            Independent Auditors' Report (for Eaton Vance Greater India Fund and Eaton Vance Emerging Markets Fund)
            Report of Independent Accountants (for Eaton Vance Balanced Fund, Eaton Vance Growth & Income Fund, Eaton Vance Special Equities Fund, Eaton Vance Utilities Fund and EV Traditional Emerging
            Growth Fund)
         ALSO INCORPORATED BY REFERENCE INTO PART B ARE THE FOLLOWING FINANCIAL
           STATEMENTS OF EMERGING MARKETS PORTFOLIO, INVESTORS PORTFOLIO, SOUTH ASIA PORTFOLIO, SPECIAL INVESTMENT PORTFOLIO, STOCK PORTFOLIO AND TOTAL RETURN PORTFOLIO WHICH ARE CONTAINED IN THE ANNUAL REPORTS DATED DECEMBER 31, 1997 OF THE CORRESPONDING FUNDS:
            Portfolio of Investments
            Statement of Assets and Liabilities
            Statement of Operations
            Statement of Changes in Net Assets
            Supplementary Data
            Notes to Financial Statements
            Independent Auditors' Report (for Eaton Vance Emerging Markets
            Fund and Eaton Vance Greater India Fund)
            Report of Independent Accountants (for Eaton Vance Balanced Fund, Eaton Vance Growth & Income Fund, Eaton Vance Special Equities Fund, Eaton Vance Utilities Fund and EV Traditional Emerging
            Growth Fund)
   (b) EXHIBITS:

        1)(a) Amended and Restated Declaration of Trust dated September 27, 1993 filed as Exhibit No. (1)(a) to Post-Effective Amendment No. 42 and incorporated herein by reference.

          (b) Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit (1)(b) to Post-Effective Amendment No. 48 and incorporated herein by reference.

          (c) Amendment and Restatement of Establishment and Designation of Series of Shares dated October 17, 1997 filed as Exhibit No.
                 (1)(c) to Post-Effective Amendment No. 49 and incorporated herein by reference.

          (d) Form of Amendment and Restatement of Establishment and Designation of Series of Shares effective May 1, 1998 filed herewith.
-------------
*Eaton Vance Balanced Fund was previously known as EV Traditional Investors
 Fund; Eaton Vance Growth & Income Fund was previously known as EV Traditional Stock Fund; and Eaton Vance Utilities Fund was previously known as EV Traditional Total Return Fund.

       (2)(a) By-Laws filed as Exhibit No. (2)(a) to Post-Effective Amendment No. 42 and incorporated herein by reference.

          (b) Amendment to By-Laws of Eaton Vance Special Investment Trust dated December 13, 1993, filed as Exhibit No. (2)(b) to Post-Effective Amendment No. 42 and incorporated herein by reference.

       (3)       Not applicable

       (4)       Not applicable

       (5)(a)(1) Management Contract between the Trust and Eaton Vance Management filed as Exhibit (5)(a) (1) to Post-Effective Amendment No. 48 and incorporated herein by reference.

             (2) Amended Schedule A-1 dated November 17, 1997 filed as Exhibit
                 No. (5)(a)(2) to Post- Effective Amendment No. 49 and incorporated herein by reference.

          (b) Investment Advisory Agreement with Eaton Vance Management for EV Traditional Emerging Growth Fund dated December 31, 1996 filed as Exhibit No. (5)(e) to Post-Effective Amendment No. 45 and incorporated herein by reference.

       (6)(a) Distribution Agreement between the Trust and Eaton Vance Distributors, Inc. dated June 23, 1997 filed as
                 Exhibit(6)(a)(4) to Post-Effective Amendment No. 48 and incorporated herein by reference.

             (1) Amended Schedule A-1 dated November 17, 1997 filed as Exhibit
                 No. (6)(a)(4)(a) to Post- Effective Amendment No. 49 and incorporated herein by reference.

          (b) Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit No. (6)(b) to the Registration Statement of Eaton Vance Growth Trust Post-Effective Amendment No. 61 and incorporated herein by reference.

       (7) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

       (8)(a) Custodian Agreement with Investors Bank & Trust Company dated March 24, 1994, filed as Exhibit No. (8) to Post-Effective Amendment No. 42 and incorporated herein by reference.

          (b) Amendment to Custodian Agreement with Investors Bank & Trust Company dated October 23, 1995, filed as Exhibit No. (8)(b) to Post-Effective Amendment No. 43 and incorporated herein by reference.

       (9)(a)(1) Amended Administrative Services Agreement between Eaton Vance Special Investment Trust (on behalf of each of its series) and Eaton Vance Management dated June 19, 1995, with attached schedule regarding each series of the Registrant, filed as Exhibit No. (9) to Post-Effective Amendment No. 42 and incorporated herein by reference.

             (2) Amendment dated June 23, 1997 to Schedule A to the
                 Administrative Services Agreement filed as Exhibit (9)(a)(2) to Post-Effective Amendment No. 48 and incorporated herein by reference.

          (b) Transfer Agency Agreement dated January 1, 1998 filed as Exhibit (k)(b) to the Registration Statement on Form N-2 of Eaton Vance Advisers Senior Floating-Rate Fund (File Nos. 333-46853, 811-08671) (Accession No. 0000950156-98-000172) and
                 incorporated herein by reference.

      (10)       Opinion of Internal Counsel filed herewith.

      (11)(a) Consent of Independent Accountants for Eaton Vance Balanced Fund filed herewith.

          (b) Consent of Independent Auditors for Eaton Vance Emerging Markets Fund filed herewith.

          (c) Consent of Independent Auditors for Eaton Vance Greater India Fund filed herewith.

          (d) Consent of Independent Accountants for Eaton Vance Growth & Income Fund filed herewith.

          (e) Consent of Independent Accountants for Eaton Vance Special Equities Fund filed herewith.

          (f) Consent of Independent Accountants for Eaton Vance Utilities Fund filed herewith.

          (g) Consent of Independent Accountants of EV Traditional Emerging Growth Fund filed herewith.

      (12)       Not applicable

      (13)       Not applicable

      (14)(a) Vance, Sanders Profit Sharing Retirement Plan for Self-Employed Persons with Adoption Agreement and instructions, filed as Exhibit No. (14)(1) to Post-Effective Amendment No. 22 to the Registration Statement under the Securities Act of 1933 (File No. 2-28471) and incorporated herein by reference.

          (b) Eaton & Howard, Vance Sanders Defined Contribution Prototype Plan and Trust with Adoption Agreement: (1) Basic Profit-Sharing Retirement Plan; (2) Basic Money Purchase Pension Plan; (3) Thrift Plan Qualifying as Profit-Sharing Plan; (4) Thrift Plan Qualifying as Money Purchase Plan; (5) Integrated Profit-Sharing Retirement Plan; and (6) Integrated Money Purchase Pension Plan, filed as Exhibit No. (14)(2) to Post- Effective Amendment No. 29 to the Registration Statement under the Securities Act of 1933 (File No. 2-22019) and incorporated herein by reference.

          (c) Individual Retirement Custodian Account (Form 5305A) and Instructions, filed as Exhibit No. (14)(3) to Post-Effective Amendment No. 21 and incorporated herein by reference.

          (d) Vance, Sanders Variable Pension Prototype Plan and Trust with Adoption Agreement, filed as Exhibit No. (14)(4) to Post-Effective Amendment No. 22 to the Registration Statement under the Securities Act of 1933 (File No. 2-28471) and incorporated herein by reference.

      (15)(a) Eaton Vance Special Investment Trust Class A Service Plan adopted June 23, 1997 filed as Exhibit (15)(a) to Post-Effective Amendment No. 48 and incorporated herein by reference.

          (b) Eaton Vance Special Investment Trust Class A Distribution Plan adopted June 23, 1997 filed as Exhibit (15)(b) to Post-Effective Amendment No. 48 and incorporated herein by reference.

             (1) Amended Schedule A-1 dated November 17, 1997 filed as Exhibit
                 No. (15)(b)(1) to Post- Effective Amendment No. 49 and incorporated herein by reference.

          (c) Eaton Vance Special Investment Trust Class B Distribution Plan adopted June 23, 1997 filed as Exhibit (15)(c) to Post-Effective Amendment No. 48 and incorporated herein by reference.

             (1) Amended Schedule A-1 dated November 17, 1997 filed as Exhibit
                 No. (15)(c)(1) to Post- Effective Amendment No. 49 and incorporated herein by reference.

          (d) Eaton Vance Special Investment Trust Class C Distribution Plan adopted June 23, 1997 filed as Exhibit (15)(d) to Post-Effective Amendment No. 48 and incorporated herein by reference.

      (16) Schedules for Computation of Performance Quotations filed herewith.

      (17)(a) Power of Attorney dated June 23, 1997 for Eaton Vance Special Investment Trust, filed as Exhibit (17)(a) to Post-Effective Amendment No. 47 and incorporated herein by reference.

          (b) Power of Attorney for Emerging Markets Portfolio dated February 14, 1997, filed as Exhibit No. (17)(b) to Post-Effective Amendment No. 46 and incorporated herein by reference.

          (c) Power of Attorney for South Asia Portfolio dated February 14, 1997, filed as Exhibit No. (17)(c) to Post-Effective Amendment No. 46 and incorporated herein by reference.

          (d) Power of Attorney for Special Investment Portfolio dated August 11, 1997 filed as Exhibit (17)(d) to Post-Effective Amendment No. 48 and incorporated herein by reference.

          (e) Power of Attorney for Investors Portfolio dated August 11, 1997 filed as Exhibit (17)(e) to Post-Effective Amendment No. 48 and incorporated herein by reference.

          (f) Power of Attorney for Stock Portfolio dated August 11, 1997 filed as Exhibit (17)(f) to Post-Effective Amendment No. 48 and incorporated herein by reference.

          (g) Power of Attorney for Total Return Portfolio dated August 11, 1997 filed as Exhibit (17)(g) to Post-Effective Amendment No. 48 and incorporated herein by reference.

          (h) Power of Attorney for Russia and Eastern Europe Portfolio dated October 17, 1997 filed as Exhibit No. (17)(h) to Post-Effective Amendment No. 49 and incorporated herein by reference.

      (18) Multiple Class Plan for Eaton Vance Funds dated June 23, 1997 filed as Exhibit No. (18) to Post-Effective Amendment No. 49 and incorporated herein by reference.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

   Not applicable.

ITEM 26. NUMBERS OF HOLDERS OF SECURITIES

                                                                (2)
                    (1)                                      NUMBER OF
               TITLE OF CLASS                              RECORD HOLDERS
       Shares of beneficial interest                    as of April 1, 1998
             without par value
                                                   CLASS A     CLASS B  CLASS C
                                                   -------     -------  -------
EV Traditional Emerging Growth Fund                     26       --       --
Eaton Vance Emerging Markets Fund                      565       836      --
Eaton Vance Greater India Fund                       1,540     8,146      --
Eaton Vance Investors Fund                          12,463     2,453      498
Eaton Vance Special Equities Fund                    5,872       228       88
Eaton Vance Stock Fund                               5,338       966      194
Eaton Vance Total Return Fund                       14,189     2,346      199

ITEM 27. INDEMNIFICATION

    Article IV of the Trust's Declaration of Trust dated September 27, 1993, as amended, permits Trustee and officer indemnification by By-Law, contract and vote. Article XI of the By-Laws contains indemnification provisions. Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

    The distribution agreements of the Trust also provide for reciprocal indemnity of the Principal Underwriter on the one hand, and the Trustees and officers, on the other.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

    Reference is made to the information set forth under the caption "Investment Adviser and Administrator" or "Management of the Fund and the Portfolio" in the Statement of Additional Information, which information is incorporated herein by reference.

ITEM 29. PRINCIPAL UNDERWRITER

   (a) Registrant's principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the investment companies named below:

       Eaton Vance Growth Trust             Eaton Vance Mutual Funds Trust
       Eaton Vance Income Fund of Boston    Eaton Vance Prime Rate Reserves
       Eaton Vance Investment Trust         Eaton Vance Special Investment Trust
       Eaton Vance Municipals Trust         EV Classic Senior Floating-Rate Fund
       Eaton Vance Municipals Trust II

   (b)

        (1)                       (2)                               (3)
 NAME AND PRINCIPAL       POSITIONS AND OFFICES           POSITIONS AND OFFICES
 BUSINESS ADDRESS*      WITH PRINCIPAL UNDERWRITER           WITH REGISTRANT
 ------------------     --------------------------        ---------------------
James B. Hawkes          Vice President and Director       President, Principal
                                                           Executive Officer
                                                           and Trustee
William M. Steul         Vice President and Director       None
Wharton P. Whitaker      President and Director            None
Albert F. Barbaro        Vice President                    None
Chris Berg               Vice President                    None
Kate B. Bradshaw         Vice President                    None
David B. Carle           Vice President                    None
Daniel C. Cataldo        Vice President                    None
Raymond Cox              Vice President                    None
Mark P. Doman            Vice President                    None
Alan R. Dynner           Vice President                    Secretary
Richard Finelli          Vice President                    None
Kelly Flynn              Vice President                    None
James Foley              Vice President                    None
Michael A. Foster        Vice President                    None
William M. Gillen        Senior Vice President             None
Hugh S. Gilmartin        Vice President                    None
Perry D. Hooker          Vice President                    None
Brian Jacobs             Senior Vice President             None
Thomas P. Luka           Vice President                    None
John Macejka             Vice President                    None
Timothy D. McCarthy      Vice President                    None
Joseph T. McMenamin      Vice President                    None
Morgan C. Mohrman        Senior Vice President             None
James A. Naughton        Vice President                    None
Mark D. Nelson           Vice President                    None
Linda D. Newkirk         Vice President                    None
James L. O'Connor        Vice President                    Treasurer
Thomas Otis              Secretary and Clerk               None
George D. Owen, II       Vice President                    None
Enrique M. Pineda        Vice President                    None
F. Anthony Robinson      Vice President                    None
Jay S. Rosoff            Vice President                    None
Benjamin A. Rowland, Jr. Vice President,
                           Treasurer and Director          None
Stephen M. Rudman        Vice President                    None
John P. Rynne            Vice President                    None
Kevin Schrader           Vice President                    None
George V.F. Schwab, Jr.  Vice President                    None
Teresa A. Sheehan        Vice President                    None
David C. Sturgis         Vice President                    None

Cornelius J. Sullivan    Senior Vice President             None
David M. Thill           Vice President                    None
John M. Trotsky          Vice President                    None
Chris Volf               Vice President                    None
Sue Wilder               Vice President                    None
----------
*Address is 24 Federal Street, Boston, MA 02110

   (c) Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor Mail Code ADM 27, Boston, MA 02116, and its transfer agent, First Data Investor Services Group, 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of Eaton Vance Management, 24 Federal Street, Boston, MA 02110. The Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management.

ITEM 31.  MANAGEMENT SERVICES

   Not applicable.

ITEM 32.  UNDERTAKINGS

    The Registrant undertakes to file a Post-Effective Amendment, using financial statements which need not be certified, within four to six months from the effective date of Post-Effective Amendment No. 48 (or the commencement of operations).

    The Registrant undertakes to furnish to each person to whom a prospectus is delivered, a copy of the latest annual report to shareholders, upon request and without charge.

                                  SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on the 20th day of April, 1998.

                                        EATON VANCE SPECIAL INVESTMENT TRUST

                                        By JAMES B. HAWKES*
                                           ------------------------------------
                                           JAMES B. HAWKES, President

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

         SIGNATURE                              TITLE                DATE
         ---------                              -----                ----
                                         President, Principal
                                           Executive Officer
    JAMES B. HAWKES*                       and Trustee            April 20, 1998
--------------------------------------
    JAMES B. HAWKES

                                         Treasurer and Principal
                                           Financial and
/s/ JAMES L. O'CONNOR                      Accounting Officer     April 20, 1998
    ----------------------------------
    JAMES L. O'CONNOR

/s/ M. DOZIER GARDNER                    Trustee                  April 20, 1998
--------------------------------------
    M. DOZIER GARDNER

    DONALD R. DWIGHT*                    Trustee                  April 20, 1998
--------------------------------------
    DONALD R. DWIGHT

    SAMUEL L. HAYES, III*                Trustee                  April 20, 1998
--------------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                    Trustee                  April 20, 1998
--------------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*                   Trustee                  April 20, 1998
--------------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*                     Trustee                  April 20, 1998
--------------------------------------
    JACK L. TREYNOR

*By: /s/ ALAN R. DYNNER
         -----------------------------
         ALAN R. DYNNER
         As Attorney-in-fact

                                  SIGNATURES

    Emerging Markets Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 20th day of April, 1998.

                                     EMERGING MARKETS PORTFOLIO

                                     By: HON. ROBERT LLOYD GEORGE*
                                         --------------------------------------
                                         HON. ROBERT LLOYD GEORGE, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities and on the dates indicated.

         SIGNATURE                              TITLE                DATE
         ---------                              -----                ----
                                         Trustee, President
                                           and Principal
    HON. ROBERT LLOYD GEORGE*              Executive Officer      April 20, 1998
--------------------------------------
    HON. ROBERT LLOYD GEORGE

                                         Treasurer and Principal
                                           Financial and
/s/ JAMES L. O'CONNOR                      Accounting Officer     April 20, 1998
--------------------------------------
    JAMES L. O'CONNOR

    DONALD R. DWIGHT*                    Trustee                  April 20, 1998
--------------------------------------
    DONALD R. DWIGHT

    JAMES B. HAWKES*                     Trustee                  April 20, 1998
--------------------------------------
    JAMES B. HAWKES

    SAMUEL L. HAYES, III*                Trustee                  April 20, 1998
--------------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                    Trustee                  April 20, 1998
--------------------------------------
    NORTON H. REAMER

    HON. EDWARD K.Y. CHEN*               Trustee                  April 20, 1998
--------------------------------------
    HON. EDWARD K.Y. CHEN

*By: /s/ ALAN R. DYNNER
         -----------------------------
         ALAN R. DYNNER
         As Attorney-in-fact

                                  SIGNATURES

    Investors Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 20th day of April, 1998.

                                 INVESTORS PORTFOLIO

                                 By: /s/ M. DOZIER GARDNER
                                         --------------------------------------
                                         M. DOZIER GARDNER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities and on the dates indicated.

         SIGNATURE                              TITLE                DATE
         ---------                              -----                ----
                                         Trustee, President
                                           and Principal
/s/ M. DOZIER GARDNER                      Executive Officer      April 20, 1998
--------------------------------------
    M. DOZIER GARDNER

                                         Treasurer and Principal
                                           Financial and
/s/ JAMES L. O'CONNOR                      Accounting Officer     April 20, 1998
--------------------------------------
    JAMES L. O'CONNOR

    JAMES B. HAWKES*                     Trustee                  April 20, 1998
--------------------------------------
    JAMES B. HAWKES

    DONALD R. DWIGHT*                    Trustee                  April 20, 1998
--------------------------------------
    DONALD R. DWIGHT

    SAMUEL L. HAYES, III*                Trustee                  April 20, 1998
--------------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                    Trustee                  April 20, 1998
--------------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*                   Trustee                  April 20, 1998
--------------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*                     Trustee                  April 20, 1998
--------------------------------------
    JACK L. TREYNOR

*By: /s/ ALAN R. DYNNER
         -----------------------------
         ALAN R. DYNNER
         As Attorney-in-fact

                                  SIGNATURES

South Asia Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 20th day of April, 1998.

                                    SOUTH ASIA PORTFOLIO

                                    By: HON. ROBERT LLOYD GEORGE*
                                         --------------------------------------
                                         HON. ROBERT LLOYD GEORGE, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities and on the dates indicated.

         SIGNATURE                              TITLE                 DATE
         ---------                              -----                 ----
                                         Trustee, President
                                           and Principal
    HON. ROBERT LLOYD GEORGE*              Executive Officer      April 20, 1998
--------------------------------------
    HON. ROBERT LLOYD GEORGE

                                         Treasurer and Principal
                                           Financial and
/s/ JAMES L. O'CONNOR                      Accounting Officer     April 20, 1998
--------------------------------------
    JAMES L. O'CONNOR

    JAMES B. HAWKES*                     Trustee                  April 20, 1998
--------------------------------------
    JAMES B. HAWKES

    DONALD R. DWIGHT*                    Trustee                  April 20, 1998
--------------------------------------
    DONALD R. DWIGHT

    SAMUEL L. HAYES, III*                Trustee                  April 20, 1998
--------------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                    Trustee                  April 20, 1998
--------------------------------------
    NORTON H. REAMER

    HON. EDWARD K.Y. CHEN*               Trustee                  April 20, 1998
--------------------------------------
    HON. EDWARD K.Y. CHEN

*By: /s/ ALAN R. DYNNER
         -----------------------------
         ALAN R. DYNNER
         As Attorney-in-fact

                                  SIGNATURES

    Special Investment Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 20th day of April, 1998.

                                               SPECIAL INVESTMENT PORTFOLIO

                                               By: JAMES B. HAWKES*
                                                   ----------------------------
                                                   JAMES B. HAWKES, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities and on the dates indicated.

         SIGNATURE                             TITLE                   DATE
         ---------                             -----                   ----
                                         Trustee, President and
                                         Principal
    JAMES B. HAWKES*                     Executive Officer        April 20, 1998
--------------------------------------
    JAMES B. HAWKES

                                         Treasurer and Principal
                                           Financial and
/s/ JAMES L. O'CONNOR                      Accounting Officer     April 20, 1998
--------------------------------------
    JAMES L. O'CONNOR

/s/ M. DOZIER GARDNER                    Trustee                  April 20, 1998
--------------------------------------
    M. DOZIER GARDNER

    DONALD R. DWIGHT*                    Trustee                  April 20, 1998
--------------------------------------
    DONALD R. DWIGHT

    SAMUEL L. HAYES, III*                Trustee                  April 20, 1998
--------------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                    Trustee                  April 20, 1998
--------------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*                   Trustee                  April 20, 1998
--------------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*                     Trustee                  April 20, 1998
--------------------------------------
    JACK L. TREYNOR

*By: /s/ ALAN R. DYNNER
         -----------------------------
         ALAN R. DYNNER
         As Attorney-in-fact

                                   SIGNATURES

    Stock Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 20th day of April, 1998.

                                       STOCK PORTFOLIO

                                       By: JAMES B. HAWKES*
                                           --------------------------------
                                           JAMES B. HAWKES, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities and on the dates indicated.

         SIGNATURE                              TITLE                  DATE
         ---------                              -----                  ----
                                         Trustee, President and
                                           Principal
    JAMES B. HAWKES*                       Executive Office       April 20, 1998
--------------------------------------
    JAMES B. HAWKES

                                         Treasurer and Principal
                                           Financial and
/s/ JAMES L. O'CONNOR                      Accounting Officer     April 20, 1998
--------------------------------------
    JAMES L. O'CONNOR

    DONALD R. DWIGHT*                    Trustee                  April 20, 1998
--------------------------------------
    DONALD R. DWIGHT

    SAMUEL L. HAYES, III*                Trustee                  April 20, 1998
--------------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                    Trustee                  April 20, 1998
--------------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*                   Trustee                  April 20, 1998
--------------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*                     Trustee                  April 20, 1998
--------------------------------------
    JACK L. TREYNOR

*By: /s/ ALAN R. DYNNER

         -----------------------------
         ALAN R. DYNNER
         As Attorney-in-fact

                                  SIGNATURES

    Total Return Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 20th day of April, 1998.

                                 TOTAL RETURN PORTFOLIO

                                 By: /s/ M. DOZIER GARDNER
                                         --------------------------------------
                                         M. DOZIER GARDNER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities and on the dates indicated.

         SIGNATURE                              TITLE                 DATE
         ---------                              -----                 ----
                                         Trustee, President
                                           and Principal
/s/ M. DOZIER GARDNER                      Executive Officer      April 20, 1998
--------------------------------------
    M. DOZIER GARDNER

                                         Treasurer and Principal
                                           Financial and
/s/ JAMES L. O'CONNOR                      Accounting Officer     April 20, 1998
--------------------------------------
    JAMES L. O'CONNOR

    DONALD R. DWIGHT*                    Trustee                  April 20, 1998
--------------------------------------
    DONALD R. DWIGHT

    JAMES B. HAWKES*                     Trustee                  April 20, 1998
--------------------------------------
    JAMES B. HAWKES

    SAMUEL L. HAYES, III*                Trustee                  April 20, 1998
--------------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                    Trustee                  April 20, 1998
--------------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*                   Trustee                  April 20, 1998
--------------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*                     Trustee                  April 20, 1998
--------------------------------------
    JACK L. TREYNOR

*By: /s/ ALAN R. DYNNER
        ------------------------------
        ALAN R. DYNNER
        As Attorney-in-fact

                                EXHIBIT INDEX
                                                             PAGE IN SEQUENTIAL
 EXHIBIT NO.                     DESCRIPTION                  NUMBERING SYSTEM
 ----------                      -----------                 ------------------

 (1)(d)      Form of Amendment and Restatement of
            Establishment and Designation of Series of Shares effective May 1, 1998.

(10)        Opinion of Internal Counsel.

(11)(a)     Consent of Independent Accountants for Eaton
            Vance Balanced Fund dated April 20, 1998.

    (b)     Consent of Independent Auditors for Eaton Vance
            Emerging Markets Fund dated April 20, 1998.

    (c)      Consent of Independent Auditors for Eaton Vance
            Greater India Fund dated April 20, 1998.

    (d)     Consent of Independent Accountants for Eaton
            Vance Growth & Income Fund dated April 20, 1998.

    (e)     Consent of Independent Accountants for Eaton
            Vance Special Equities Fund dated April 20,
            1998.

    (f)     Consent of Independent Accountants for Eaton
            Vance Utilities Fund dated April 20, 1998.

    (g)     Consent of Independent Accountants for EV
            Traditional Emerging Growth Fund dated April 20,
            1998.

(16)        Schedules for Computation of Performance
            Quotations.